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WELLS FARGO MONEY MARKET FUNDS

SEMI-ANNUAL REPORT

CLASS A, CLASS B

CALIFORNIA TAX-FREE MONEY MARKET FUND

GOVERNMENT MONEY MARKET FUND

MINNESOTA MONEY MARKET FUND

MONEY MARKET FUND

NATIONAL TAX-FREE MONEY MARKET FUND

100% TREASURY MONEY MARKET FUND

TREASURY PLUS MONEY MARKET FUND

SEPTEMBER 30, 2002

[GRAPHIC]

                                                              MONEY MARKET FUNDS
TABLE OF CONTENTS

LETTER TO SHAREHOLDERS                                        1

MONEY MARKET OVERVIEW                                         2

PRIMARY INVESTMENTS                                           4

PERFORMANCE HIGHLIGHTS

   CALIFORNIA TAX-FREE MONEY MARKET FUND                      5

   GOVERNMENT MONEY MARKET FUND                               6

   MINNESOTA MONEY MARKET FUND                                7

   MONEY MARKET FUND                                          8

   NATIONAL TAX-FREE MONEY MARKET FUND                        9

   100% TREASURY MONEY MARKET FUND                           10

   TREASURY PLUS MONEY MARKET FUND                           11

PORTFOLIO OF INVESTMENTS

   CALIFORNIA TAX-FREE MONEY MARKET FUND                     12

   GOVERNMENT MONEY MARKET FUND                              21

   MINNESOTA MONEY MARKET FUND                               25

   MONEY MARKET FUND                                         28

   NATIONAL TAX-FREE MONEY MARKET FUND                       32

   100% TREASURY MONEY MARKET FUND                           41

   TREASURY PLUS MONEY MARKET FUND                           42

FINANCIAL STATEMENTS

   STATEMENTS OF ASSETS AND LIABILITIES                      44

   STATEMENTS OF OPERATIONS                                  46

   STATEMENTS OF CHANGES IN NET ASSETS                       48

   FINANCIAL HIGHLIGHTS                                      52

NOTES TO FINANCIAL HIGHLIGHTS                                54

NOTES TO FINANCIAL STATEMENTS                                55

LIST OF ABBREVIATIONS                                        61

                NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE

DEAR VALUED SHAREHOLDER,

     This semi-annual report details information about the portfolio positioning and performance of the Wells Fargo money market funds for the six-month period ended September 30, 2002.

     Money market mutual funds felt the impact of a "flight to quality" from volatile stocks to the relative safety of bonds over the reporting period. The S&P 500 Index logged its worst performance in nearly 15 years with a 17% decline during the third quarter, leaving the benchmark on course for its third straight annual decline. Amid ongoing market volatility and an uncertain outlook for equities, many investors chose to reduce their stock holdings and place their proceeds in money market funds.

FALTERING STOCKS AND LOW INTEREST RATES SET THE STAGE FOR BONDS

     During the period, the Wells Fargo money market funds achieved their primary investment objectives of providing stable net asset values and liquidity. Money market returns reflected the low interest rate environment during the period as short-term interest rates at the end of the period fell to 1.75%, their lowest level in 40 years, as the Federal Reserve Board (the
   Fed) repeatedly tried to spark economic growth through multiple rate reductions.

     Declining interest rates were caused by other factors as well. For example, falling interest rates caused a flood of mortgage refinancing activity, which caused investors to abandon mortgage-backed securities for U.S. Treasury securities, thereby driving down interest rates. The exodus from stocks into U.S. Treasury securities and other money market instruments also triggered interest rate declines. Going forward, the economy is expected to grow nearly 2.5%--a modest growth rate that should keep the Fed from changing interest rates.

     Looking ahead, the stock market will continue to set the stage for the bond market for the remainder of the year, with any earnings-induced rally impacting bond returns and triggering a reversal of capital from U.S. Treasury securities back to stocks. Also, both investment and non-investment grade yield differences are unusually wide by historical standards compared to U.S.Treasury securities. Both ultimately should benefit from an improved outlook for credit quality, a development associated with an earnings-related stock market rally. Tax-free municipal securities should also continue to be supported by relatively attractive yields now that after-tax yields are near parity with comparable U.S.Treasury securities. If the economy can post sustainable gains, then interest rates should begin to rise. Yet, should the economy falter, the Fed could trim short-term rates once again.

     Regardless of the interest rate outlook, your investment professional can help you design a strategy that meets your specific income needs, investment time frame and risk tolerance.

     As always, if you have any questions about your investments in Wells Fargo Funds, please contact your investment professional, or call us at 1-800-222-8222. You can also find answers to many of your questions online at www.wellsfargofunds.com.

     Thank you for your investment in WELLS FARGO FUNDS.


   Sincerely,


   /s/ Michael J. Hogan

   Michael J. Hogan
   President
   WELLS FARGO FUNDS

MONEY MARKET FUNDS                                         MONEY MARKET OVERVIEW

MONEY MARKET OVERVIEW

     This report covers the six-month period ended September 30, 2002.

     After rising early in the year, interest rates have begun to decline. Slow economic growth and tame inflation allowed the Federal Reserve Board (the
   Fed) to leave the key Federal funds rate unchanged at 1.75% during the second and third quarters -- the lowest rate in four decades. Against this backdrop, the dramatic inflows into money market funds fell from $2.21 trillion last fiscal year to $2.11 trillion this year.

U.S. TREASURY SECURITIES

     The U.S. Treasury market was influenced by events that affected the stock market. As hopes for a quick economic recovery faded and stocks relinquished their second quarter gains, investors fled to the safety and security of the U.S Treasury market. As a result, spreads between U.S.Treasury and other money market instruments widened. However, spreads narrowed at the end of the reporting period due, in part, to low short-term interest rates.

U.S. GOVERNMENT AGENCY SECURITIES

     U.S.Government agency securities rates began the period fairly wide to the London Interbank Offered Rate (LIBOR) -- a rate that the most creditworthy international banks dealing in euros charge each other for large loans -- only to end the third quarter of 2002 with a more narrow spread. Narrowing spreads reflected several factors, including low interest rates and concerns about reinvestment risk at government-sponsored mortgage lenders.

PRIME MONEY MARKET SECURITIES

     Although the Fed left short-term rates unchanged during the period, investors continued to anticipate a rate cut amid a stalling economy. This outlook sent longer-term money market rates significantly lower.

     The Federal funds short-term rate held steady over the past six months, opening and closing at 1.75%. Yet yields on longer-term money market rates plummeted, with yields on securities maturing between one day to one year slipping to 1.75%. Three-month LIBOR rates drifted downward from 2% in late March to 1.75%, while 12-month LIBOR rates plunged from 2% to 1.75% during the period.

     The supply of money market instruments - particularly commercial paper - decreased throughout the year. Low interest rates enticed some borrowers to issue longer-term bonds instead of commercial paper, while new financing methods allowed others to move their borrowings off their balance sheets. As of September 30, total industrial commercial paper stood at $161 billion, less than half that of the $352 billion reached in August 2000, and roughly equal to the amount outstanding at the end of 1996. Although some of the issuance of commercial paper was transferred to non-industrial issuers, the overall commercial paper market was 17% smaller in September 2002 than in August 2000. Also, credit quality still remains a major concern as the pace of rating downgrades continues to outnumber the few upgrades.

TAX-FREE SECURITIES

     The supply of variable notes continued to escalate in order to meet demand. Typically, variable rates drop until cash flows hit money market funds. However, this didn't occur this year and due to increased supply, the yield curve ultimately inverted, with variable notes yielding 15 basis points more than one-year paper.

     At the same time, vast amounts of municipal securities issued by California led to narrowing spreads against the general market paper. In fact, from April 2002 to late September 2002, spreads on one-year California and national security spreads narrowed from 20 basis points to an even yield. Amid the issuance activity, California's $11.5 billion (DWR) bond deal loomed over the marketplace. Keep in mind that the sheer size of the DWR deal may push yields for both California and national issues to taxable levels.

STRATEGIC OUTLOOK

     The combination of increasing money market fund assets and a contraction in the supply of possible investments has compressed credit quality spreads. Some funds have sought out new types of investments or made aggressive bets on the direction of interest rates in order to boost yields. We have taken a more conservative position based on the funds' objectives and intend to wait to invest in such new types of investments until they prove themselves in the marketplace in an effort to protect shareholders.

MONEY MARKET FUNDS                                           PRIMARY INVESTMENTS

PRIMARY INVESTEMENTS*

                                                                      CERTIFICATES
WELLS FARGO             U.S.                     U.S.                  OF DEPOSIT/              FLOATING/
MONEY MARKET          TREASURY   REPURCHASE  GOVERNMENT   COMMERCIAL     BANKERS      TIME    VARIABLE RATE
FUND NAME            SECURITIES  AGREEMENTS  OBLIGATIONS    PAPER      ACCEPTANCES  DEPOSITS   NOTES/BONDS
100% Treasury            X

Treasury Plus            X           X

Government               X           X            X

Money Market             X           X            X           X            X            X           X

National Tax-Free

Minnesota

California Tax-Free

                      MORTGAGE
                      AND OTHER
WELLS FARGO            ASSET-
MONEY MARKET           BACKED     CORPORATE    MUNICIPAL
FUND NAME            SECURITIES  NOTES/BONDS  OBLIGATIONS
100% Treasury

Treasury Plus

Government

Money Market             X            X

National Tax-Free                                  X

Minnesota                                          X

California Tax-Free                                X

* The chart highlights some of the primary investments that the Funds may make as part of their investment strategies. The chart does not identify all of the permitted investments for each Fund.

PERFORMANCE HIGHLIGHTS                                        MONEY MARKET FUNDS

CALIFORNIA TAX-FREE MONEY MARKET FUND -- CLASS A

INVESTMENT OBJECTIVE

   The Wells Fargo California Tax-Free Money Market Fund (the Fund) seeks a high level of income exempt from federal income tax and California individual income tax, while preserving capital and liquidity.

FUND MANAGERS
   Dave Sylvester
   Mary Gail Walton, CFA

INCEPTION DATE
   01/01/92

   AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2002)

                                                                 6-MONTH*   1-YEAR    5-YEAR     10-YEAR
   Wells Fargo California Tax-Free Money Market Fund - Class A      0.43      0.90      2.27       2.43

   Benchmark

     iMoneyNet State Specific California Money Fund Average(2)      0.46      0.98      2.50       2.85

*  Returns for periods less than one year are not annualized.

   FUND YIELD SUMMARY (AS OF SEPTEMBER 30, 2002)

   7-Day Current Yield                       0.96%

   7-Day Compound Yield                      0.96%

   30-Day Simple Yield                       0.96%

   30-Day Compound Yield                     0.96%

   CHARACTERISTICS (AS OF SEPTEMBER 30, 2002)

   Weighted Average Maturity              29 days

   Number of Holdings                       269

[CHART]

PORTFOLIO COMPOSITION(3) (AS OF SEPTEMBER 30, 2002)

Municipal Demand Notes                      80%
Municipal Notes                             12%
Municipal Commercial Paper                   7%
Municipal Put Bonds                          1%

[CHART]

MATURITY DISTRIBUTION (AS OF SEPTEMBER 30, 2002)

Overnight                                   14%
2-14 days                                   69%
15-29 days                                   2%
30-59 days                                   2%
60-89 days                                   6%
90-179 days                                  1%
180+ days                                    6%

    The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information. An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's Adviser has committed through July 31, 2003 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower. Performance shown for the Class A shares of the Wells Fargo California Tax-Free Money Market Fund for periods prior to November 8, 1999, reflects performance of the Class A shares of the Stagecoach California Tax-Free Money Market Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds were reorganized into the Wells Fargo Funds.

(2) The iMoneyNet All State Specific California Money Fund Average is an average of California retail state tax-free and municipal money funds.

(3) Portfolio holdings are subject to change.

GOVERNMENT MONEY MARKET FUND -- CLASS A

INVESTMENT OBJECTIVE

   The Wells Fargo Government Money Market Fund (the Fund) seeks high current income, while preserving capital and liquidity.

 FUND MANAGERS
   Dave Sylvester
   Laurie White

 INCEPTION DATE
   11/16/87

   AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2002)

                                                              6-MONTH*   1-YEAR    5-YEAR     10-YEAR
   Wells Fargo Government Money Market Fund - Class A           0.61      1.43      4.14       4.13

   Benchmark

    iMoneyNet First Tier Retail Money Fund Average(2)           0.58      1.50      4.28       4.23

*  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   FUND YIELD SUMMARY (AS OF SEPTEMBER 30, 2002)

   7-Day Current Yield                       1.14%

   7-Day Compound Yield                      1.15%

   30-Day Simple Yield                       1.12%

   30-Day Compound Yield                     1.13%

   CHARACTERISTICS (AS OF SEPTEMBER 30, 2002)

   Weighted Average Maturity              56 days

   Number of Holdings                       93

[CHART]

PORTFOLIO COMPOSITION(3) (AS OF SEPTEMBER 30, 2002)

Repurchase Agreements                       36%
FNMA                                        29%
FHLMC                                       15%
FHLB                                        13%
FFCB                                         5%
SLMA                                         2%

[CHART]

MATURITY DISTRIBUTION (AS OF SEPTEMBER 30, 2002)

Overnight                                   33%
2-14 days                                   16%
15-29 days                                  10%
30-59 days                                  10%
60-89 days                                   4%
90-179 days                                 17%
180+ days                                   10%

    The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information. An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's Adviser has committed through July 31, 2003 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

    Performance shown for the Class A shares of the Wells Fargo Government Money Market Fund for periods prior to November 8, 1999, reflects performance of the Service Class (formerly Single Class) shares, adjusted for expenses, of the Norwest Advantage U. S. Government Fund (the accounting survivor of a merger of the Norwest Advantage U.S. Government Fund and the Stagecoach Government Money Market), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds and the Norwest Advantage Funds were reorganized into the Wells Fargo Funds.

(2) The iMoneyNet First Tier Retail Money Fund Average is an average of non-governmental retail funds that do not hold any second tier securities. Portfolio holdings of first tier funds include U.S. Treasury securities, U.S. other securities, repos, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes, and asset-backed commercial paper.

(3) Portfolio holdings are subject to change.

MINNESOTA MONEY MARKET FUND -- CLASS A

INVESTMENT OBJECTIVE

   The Wells Fargo Minnesota Money Market Fund (the Fund) seeks to provide a high level of income exempt from federal income tax, but not the federal AMT, and Minnesota individual income tax, while preserving capital and liquidity.

FUND MANAGERS
   Dave Sylvester
   Mary Gail Walton, CFA

INCEPTION DATE
   8/14/00

   AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2002)

                                                                                              LIFE OF
                                                                        6-MONTH*   1-YEAR      FUND
   Wells Fargo Minnesota Money Market Fund - Class A                      0.43      1.00       2.00

   Benchmark

    iMoneyNet State Specific Minnesota Retail Money Fund Average(2)       0.41      0.96       2.01

*  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   FUND YIELD SUMMARY (AS OF SEPTEMBER 30, 2002)

   7-Day Current Yield                       0.96%

   7-Day Compound Yield                      0.96%

   30-Day Simple Yield                       0.83%

   30-Day Compound Yield                     0.83%

   CHARACTERISTICS (AS OF SEPTEMBER 30, 2002)

   Weighted Average Maturity              19 days

   Number of Holdings                        50

[CHART]

PORTFOLIO COMPOSITION(3) (AS OF SEPTEMBER 30, 2002)

Municipal Demand Notes                      73%
Municipal Commercial Paper                  11%
Municipal Notes                             11%
Municipal Put Bonds                          4%
Municipal Bonds                              1%

[CHART]

MATURITY DISTRIBUTION (AS OF SEPTEMBER 30, 2002)

Overnight                                   23%
2-14 days                                   62%
30-59 days                                   7%
60-89 days                                   1%
90-179 days                                  5%
180+ days                                    2%

    The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information. An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's Adviser has committed through July 31, 2003 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

(2) The iMoneyNet All State Specific Minnesota Retail Money Fund Average consists of only Minnesota retail state tax-free and municipal money funds.

(3) Portfolio holdings are subject to change.

MONEY MARKET FUND -- CLASS A AND CLASS B

INVESTMENT OBJECTIVE

   The Wells Fargo Money Market Fund (the Fund) seeks a high current income, while preserving capital and liquidity.

FUND MANAGERS
   Dave Sylvester
   Laurie White

INCEPTION DATE
   07/01/92

   AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2002)

                                                                INCLUDING SALES CHARGE            EXCLUDING SALES CHARGE
                                                           --------------------------------  ----------------------------------
                                                           6-MONTH* 1-YEAR  5-YEAR  10-YEAR  6-MONTH*  1-YEAR   5-YEAR  10-YEAR
   Wells Fargo Money Market Fund - Class A                                                    0.59      1.41     4.20    4.21

   Wells Fargo Money Market Fund - Class B                 (4.79)   (4.35)   3.11     3.49    0.21      0.65     3.46    3.49

   Benchmark

    iMoneyNet First Tier Retail Money Fund Average(2)                                         0.58      1.50     4.28    4.23

*  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   FUND YIELD SUMMARY CLASS A (AS OF SEPTEMBER 30, 2002)

   7-Day Current Yield                       1.13%

   7-Day Compound Yield                      1.14%

   30-Day Simple Yield                       1.12%

   30-Day Compound Yield                     1.13%

CHARACTERISTICS (AS OF SEPTEMBER 30, 2002)

   Weighted Average Maturity              53 days

   Number of Holdings                       113

FUND YIELD SUMMARY CLASS B (AS OF SEPTEMBER 30, 2002)

   7-Day Current Yield                       0.38%

   7-Day Compound Yield                      0.38%

   30-Day Simple Yield                       0.37%

   30-Day Compound Yield                     0.37%

[CHART]

PORTFOLIO COMPOSITION(3) (AS OF SEPTEMBER 30, 2002)

Commercial Paper                            63%
Floating/Variable Rate Bonds/Notes          11%
Repurchase Agreements                        9%
Certificates of Deposit                      8%
Corporate Bonds                              3%
Time Deposits                                3%
FNMA                                         2%
Bank Notes                                   1%

[CHART]

MATURITY DISTRIBUTION (AS OF SEPTEMBER 30, 2002)

Overnight                                   14%
2-14 days                                   11%
15-29 days                                  16%
30-59 days                                  25%
60-89 days                                  16%
90-179 days                                 15%
180+ days                                    3%

    The Fund is sold without a front-end sales charge, but the Fund's Class B shares are subject to a maximum contingent deferred sales charge of 5.00%. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information. An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's Adviser has committed through July 31, 2003 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

    Performance shown for the Class A shares of the Wells Fargo Money Market Fund for periods prior to November 8, 1999, reflects performance of the Class A shares of the Stagecoach Money Market Fund (the accounting survivor of a merger of the Norwest Advantage Ready Cash Investment Fund, Stagecoach Prime Money Market Fund and the Stagecoach Money Market), its predecessor fund. Performance shown for the Class B shares of the Wells Fargo Money Market Fund for periods prior to November 8, 1999, reflects performance of the Class S shares of the Stagecoach Money Market Fund (the accounting survivor of a merger of the Norwest Advantage Ready Cash Investment Fund, the Stagecoach Prime Money Market Fund and the Stagecoach Money Market Fund), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds.

(2) The iMoneyNet First Tier Retail Money Fund Average is an average of non-government retail funds that do not hold any second tier securities. Portfolio holdings of first tier funds include U.S. Treasury securities, U.S. other securities, repos, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes and asset-backed commercial paper.

(3) Portfolio holdings are subject to change.

NATIONAL TAX-FREE MONEY MARKET FUND -- CLASS A

INVESTMENT OBJECTIVE

   The Wells Fargo National Tax-Free Money Market Fund (the Fund) seeks high current income exempt from federal income taxes, while preserving capital and liquidity.

FUND MANAGERS
   Dave Sylvester
   Laurie White

INCEPTION DATE
   01/07/88

   AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2002)

                                                              6-MONTH*   1-YEAR    5-YEAR     10-YEAR
   Wells Fargo National Tax-Free Money Market Fund - Class A    0.49      1.15      2.63       2.72

   Benchmark

    iMoneyNet All Tax-Free Money Fund Average(2)                0.48      1.12      2.63       2.67

*  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   FUND YIELD SUMMARY (AS OF SEPTEMBER 30, 2002)

   7-Day Current Yield                       1.11%

   7-Day Compound Yield                      1.11%

   30-Day Simple Yield                       0.98%

   30-Day Compound Yield                     0.98%

   CHARACTERISTICS (AS OF SEPTEMBER 30, 2002)

   Weighted Average Maturity              46 days

   Number of Holdings                       186

[CHART]

PORTFOLIO COMPOSITION(3) (AS OF SEPTEMBER 30, 2002)

Municipal Demand Notes                      80%
Municipal Notes                             13%
Commercial Paper                             3%
Municipal Bonds                              2%
Municipal Put Bonds                          2%

[CHART]

MATURITY DISTRIBUTION (AS OF SEPTEMBER 30, 2002)

Overnight                                   21%
2-14 days                                   60%
15-29 days                                   1%
30-59 days                                   3%
60-89 days                                   1%
90-179 days                                  4%
180+ days                                   10%

    The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information. An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's Adviser has committed through July 31, 2003 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

    Performance shown for the Class A shares of the Wells Fargo National Tax-Free Money Market Fund for the periods prior to November 8, 1999, reflects performance of the Class A (formerly Investor Class) shares of the Norwest Advantage Municipal Money Market Fund (the accounting survivor of a merger of the Norwest Advantage Municipal Money Market Fund and the Stagecoach National Tax-Free Money Market Fund), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds.

(2) The iMoneyNet All Tax-Free Money Fund Average includes all tax-free and municipal retail and institutional money funds. It is made up of funds in the National Tax-Free Retail, National Tax-Free Institutional, State-Specific Retail and State-Specific Institutional categories.

(3) Portfolio holdings are subject to change.

100% TREASURY MONEY MARKET FUND -- CLASS A

INVESTMENT OBJECTIVE

   The Wells Fargo 100% Treasury Money Market Fund (the Fund) seeks stability of principal and current income that is exempt from most state and local individual income taxes.

FUND MANAGERS
   Dave Sylvester
   Laurie White

INCEPTION DATE
   12/03/90

    AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2002)

                                                              6-MONTH*   1-YEAR    5-YEAR     10-YEAR
   Wells Fargo 100% Treasury Money Market Fund - Class A        0.57      1.37      3.94       3.96

   Benchmark

    iMoneyNet Treasury RetailMoney Fund Average(2)              0.62      1.60      4.06       4.04

   91 Day U.S. Treasury Bill(3)                                 0.87      1.86      4.38       4.49

*  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   FUND YIELD SUMMARY (AS OF SEPTEMBER 30, 2002)

   7-Day Current Yield                       1.08%
   7-Day Compound Yield                      1.09%
   30-Day Simple Yield                       1.08%
   30-Day Compound Yield                     1.09%

   CHARACTERISTICS (AS OF SEPTEMBER 30, 2002)

   Weighted Average Maturity              46 days
   Number of Holdings                       14

[CHART]

PORTFOLIO COMPOSITION(4) (AS OF SEPTEMBER 30, 2002)

U.S. Treasury Bills                         96%
U.S. Treasury Notes                          4%

[CHART]

MATURITY DISTRIBUTION (AS OF SEPTEMBER 30, 2002)

2-14 days                                   17%
15-29 days                                  34%
30-59 days                                   9%
60-89 days                                  29%
90-179 days                                 11%

    The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information. An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's Adviser has committed through July 31, 2003 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

    Performance shown for the Class A shares of the Wells Fargo 100% Treasury Money Market Fund for periods prior to November 8, 1999 reflects performance of the Service Class (formerly Single Class) shares, adjusted for expenses, of the Norwest Advantage Treasury Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Norwest Advantage Funds were reorganized into Wells Fargo Funds.

(2) The iMoneyNet Treasury Retail Money Fund Average includes only retail funds that hold 100% in U.S. Treasury securities.

(3) Estimated monthly return (12th root of annualized discount rate) which is based on the discount rate quoted on the last business day of the month of 91 day US Treasury Bills. These figures are calculated on a 365 day basis.

(4) Portfolio holdings are subject to change.

TREASURY PLUS MONEY MARKET FUND -- CLASS A

INVESTMENT OBJECTIVE

   The Wells Fargo Treasury Plus Money Market Fund (the Fund) seeks current income and stability of principal.

FUND MANAGERS
   Dave Sylvester
   Laurie White

INCEPTION DATE
   10/01/85

   AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2002)

                                                              6-MONTH*   1-YEAR    5-YEAR     10-YEAR
   Wells Fargo Treasury Plus Money Market Fund - Class A        0.59      1.43      4.09       4.14

   Benchmark

    iMoneyNet Treasury & Repo Retail Money Fund Average(2)      0.57      1.42      4.12       4.09

*  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   FUND YIELD SUMMARY (AS OF SEPTEMBER 30, 2002)

   7-Day Current Yield                       1.14%

   7-Day Compound Yield                      1.15%

   30-Day Simple Yield                       1.14%

   30-Day Compound Yield                     1.14%

   CHARACTERISTICS (AS OF SEPTEMBER 30, 2002)

   Weighted Average Maturity              38 days

   Number of Holdings                       270

[CHART]

PORTFOLIO COMPOSITION(3) (AS OF SEPTEMBER 30, 2002)

U.S. Treasury Bills                         45%
Repurchase Agreements                       45%
U.S. Treasury Notes                         10%

[CHART]

MATURITY DISTRIBUTION (AS OF SEPTEMBER 30, 2002)

Overnight                                   45%
2-14 days                                   13%
15-29 days                                   5%
30-59 days                                   9%
60-89 days                                   8%
90-179 days                                 19%
180+ days                                    1%

    The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information. An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds. The U.S. Treasury guarantee applies to the underlying securities and NOT to shares of the Fund.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's Adviser has committed through July 31, 2003 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

    Performance shown for the Class A shares of the Wells Fargo Treasury Plus Money Market Fund for the periods prior to November 8, 1999, reflects performance of the Class A shares of the Stagecoach Treasury Plus Money Market Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds were reorganized into the Wells Fargo Funds. Performance shown for the period October 1, 1995, through September 6, 1996, reflects performance of the Investor Class shares of the Pacifica Treasury Money Market Fund, the predecessor portfolio. In July 1995, the Pacific American U.S. Treasury Portfolio was renamed the Pacifica Treasury Money Market Fund. Performance shown for periods prior to October 1, 1995, reflects performance of the Service Class shares of the predecessor portfolio.

(2) The iMoneyNet Treasury & Repo Retail Money Fund Average is an average of retail government funds holding U.S. Treasuries and repurchase agreements backed by the U.S. Treasury.

(3) Portfolio holdings are subject to change.

MONEY MARKET FUNDS    PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2002 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
MUNICIPAL SECURITIES - 99.70%

CALIFORNIA - 93.49%

$   9,865,000   ABAG Finance Authority for Nonprofit Corporations CA MFHR GAIA
                 Building Project Series A Collateralized by FNMA**                     1.65%         09/15/32      $     9,865,000
   18,435,000   ABAG Finance Authority For Nonprofit Corporations CA Recreational
                 Revenue Jewish Community Center Project Allied Irish Bank plc/Bank
                 of New York LOC+/-                                                     1.95          11/15/31           18,435,000
    8,615,000   Alameda County CA COP Series 410 MBIA Insured**                         1.58          09/01/21            8,615,000
    1,700,000   Alhambra CA IDA Sunclipse Project Bank of America NA LOC**              1.25          05/01/07            1,700,000
    4,345,000   Anaheim CA HFA MFHR Monterey Apartments Series B Collateralized
                 by FNMA**                                                              1.60          05/15/27            4,345,000
    6,300,000   Anaheim CA HFA MFHR Sea Wind Apartments Project Series C
                 Collateralized by FNMA**                                               1.55          07/15/33            6,299,817
    8,160,000   Anaheim CA PFA Lease Revenue Series 641 FSA Insured**                   1.69          09/01/24            8,160,000
   11,000,000   Buena Park CA MFHR Walden Glen Apartments Project Series A**            1.60          02/15/33           11,000,000
   11,350,000   Burbank CA RDA MFHR Series A FHLB LOC**                                 1.60          11/01/10           11,350,000
   13,000,000   California Cities Home Ownership Authority Housing Revenue Lease
                 Purchase Program Series A Collateralized by FHLMC**                    1.65          09/01/06           13,000,000
    3,000,000   California Community HFA Housing Revenue Lease Program Series A
                 Collateralized by FHLMC**                                              1.65          02/01/07            3,000,000
   20,000,000   California Education Facilities Authority Revenue Loyola Marymount
                 University Series B MBIA Insured**                                     1.75          10/01/27           20,000,000
    8,390,000   California Education Facilities Authority Revenue Loyola Marymount
                 University Series B MBIA Insured**                                     1.75          02/01/32            8,390,000
    2,000,000   California Education Facilities Authority Revenue Sereis 113**          1.58          12/01/27            2,000,000
    1,000,000   California Education Facilities Authority Revenue University of San
                 Francisco Project Prerefunded 10/1/02 @ 102                            6.40          10/01/17            1,020,000
    2,705,000   California HFA Housing Revenue Series 112A+/-                           1.69          08/01/26            2,705,000
    2,935,000   California HFA Housing Revenue Series 150 MBIA Insured**                1.62          02/01/29            2,935,000
    2,605,000   California HFA Housing Revenue Series 215 Bayerische LOC MBIA
                 Insured+/-                                                             1.69          08/01/16            2,605,000
    2,058,000   California HFA Housing Revenue Series 412 AMBAC Insured**               1.62          08/01/29            2,058,000
   11,500,000   California HFA MFHR Series A**                                          1.80          02/01/26           11,500,000
    4,200,000   California HFA MFHR Series A Helaba LOC**                               1.80          02/01/35            4,200,000
   44,465,000   California HFA SFMR Home Mortgage Project Series J FSA Insured**        1.75          02/01/32           44,465,000
   11,600,000   California HFA SFMR Home Mortgage Project Series J MBIA Insured**       1.75          02/01/33           11,600,000
    1,000,000   California HFA SFMR Home Mortgage Project Series N FSA Insured**        1.90          08/01/21            1,000,000
      535,000   California HFA SFMR Series 83 FHA/VA/CAHLIF Insured**                   1.62          08/01/25              535,000
    2,300,000   California HFFA Healthcare Facilities Revenue Adventist Health
                 Systems Project Series A JP Morgan Chase Bank LOC**                    1.85          09/01/25            2,300,000
    6,200,000   California HFFA Healthcare Facilities Revenue Adventist Project
                 Series A MBIA Insured**                                                1.90          09/01/28            6,200,000
    2,600,000   California HFFA Healthcare Facilities Revenue Adventist Project
                 Series C MBIA Insured**                                                1.90          09/01/15            2,600,000
    2,845,000   California HFFA Healthcare Facilities Revenue Series 26**               1.58          06/01/22            2,845,000
    3,100,000   California HFFA Healthcare Facilities Revenue Series B AMBAC
                 Insured**                                                              1.95          07/01/12            3,100,000
    4,000,000   California Infrastructure                                               1.40          11/20/02            4,000,000
    2,750,000   California Infrastructure                                               1.45          12/19/02            2,750,000
   12,000,000   California Infrastructure                                               1.50          01/29/03           12,000,000
    4,040,000   California Infrastructure & Economic Development Bank IDR Fish
                 House Foods Incorporated Project Comerica Bank CA LOC**                1.70          09/01/24            4,040,000

                                       12

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
CALIFORNIA (continued)
$  17,400,000   California PCFA IDR Shell Martinez Refining Project Series A
                 Guaranteed by Shell Oil Company**                                      1.90%         10/01/31      $    17,400,000
    6,900,000   California PCFA Resource Recovery Revenue Shell Oil Company
                 Martinez Project Series A**                                            1.90          10/01/24            6,900,000
      185,000   California Rural Home Mortgage Finance Authority SFMR Series 346
                 Collateralized by GNMA/FNMA**                                          1.69          12/01/06              185,000
   39,000,000   California School Cash Reserve Program Series A                         3.00          07/03/03           39,384,335
    9,000,000   California State DWR Series 127 FGIC Insured+/-                         1.40          12/01/22            9,000,000
   49,235,000   California State DWR Series K1 Lloyds Bank LOC**                        1.70          11/01/04           49,235,000
   17,190,000   California State DWR Series K2 Helaba LOC**                             1.70          11/01/04           17,190,000
    4,835,000   California State Economic Development Finance Authority IDR Serra
                 Microchassis Project US Bank NA LOC**                                  2.00          08/01/27            4,835,000
    8,500,000   California State GO Series 239Z AMBAC Insured**                         1.70          12/01/32            8,500,000
    8,000,000   California State GO Series 315 FSA Insured**                            1.69          12/01/03            8,000,000
    4,995,000   California State GO Series 471 MBIA/IBC Insured**                       1.58          09/01/24            4,995,000
    4,995,000   California State GO Series 472 MBIA/IBC Insured**                       1.58          03/01/17            4,995,000
    3,200,000   California State GO Series 619 AMBAC Insured**                          1.75          02/01/14            3,200,000
    4,995,000   California State GO Series IIR190 XLCA ICR Insured**                    1.63          02/01/15            4,995,000
   10,395,000   California State Public Works Board Lease Revenue Series 210
                 AMBAC Insured**                                                        1.58          01/01/11           10,395,000
    3,500,000   California State Public Works Board Lease Revenue Series A
                 AMBAC Insured Prerefunded 12/1/02 @ 102                                6.60          12/01/09            3,597,945
   19,570,000   California State Public Works Board Lease Revenue Series D
                 AMBAC Insured**                                                        1.65          12/01/19           19,570,000
    8,875,000   California State Public Works Board Lease Revenue Series II R133
                 AMBAC Insured**                                                        1.63          12/01/14            8,875,000
    4,205,000   California State Public Works Board Lease Revenue Series II R160
                 AMBAC Insured**                                                        1.63          10/01/12            4,205,000
    1,050,000   California State Public Works Board Lease Revenue Various
                 University California Projects Series A Prerefunded 12/1/02 @ 102      6.60          12/01/22            1,079,368
    4,000,000   California State Public Works Eagle Trust Lease Revenue
                 Citibank NA LOC AMBAC Insured**                                        1.63          09/01/17            4,000,000
    2,200,000   California Statewide CDA Healthcare Facilities Revenue Children's
                 Hospital Project Series B AMBAC Insured**                              1.55          08/15/32            2,200,000
   12,390,000   California Statewide CDA Healthcare Facilities Revenue
                 Fremont-Rideout Project Series A AMBAC Insured**                       1.95          01/01/31           12,390,000
   17,200,000   California Statewide CDA Housing Revenue IAC Project Series W1
                 Bank of America NA LOC**                                               1.65          08/01/34           17,200,000
    2,800,000   California Statewide CDA Housing Revenue IAC Project Series W2
                 Bank of America NA LOC**                                               1.65          09/15/29            2,800,000
    9,000,000   California Statewide CDA IDR Chevron USA Incorporated Project**         1.95          12/15/24            9,000,000
    4,200,000   California Statewide CDA Metropolitan Area Advisory Project
                 Bank of America NA LOC**                                               1.60          04/01/32            4,200,000
    2,455,000   California Statewide CDA MFHR Birchcrest Apartments Series S
                 US Bank NA LOC**                                                       2.00          08/01/32            2,455,000
    6,400,000   California Statewide CDA MFHR Canyon Country Senior Apartments
                 Project Series M**                                                     1.60          12/01/34            6,400,000
    3,985,000   California Statewide CDA MFHR Granite Oaks Apartments Project
                 Series R Collateralized by FNMA**                                      1.60          10/15/30            3,985,000
    6,775,000   California Statewide CDA MFHR La Puente Apartments Project
                 Series JJ US Bank NA LOC**                                             2.00          11/01/31            6,775,000
    8,640,000   California Statewide CDA MFHR Olympus Park Apartments Project
                 Series Y**                                                             1.60          10/15/30            8,640,000
   27,195,000   California Statewide CDA MFHR Series 1268**                             1.68          06/01/09           27,195,000

                                       13

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
$  16,420,000   Camarillo CA MFHR Hacienda De Camarillo Project Collateralized
                 by FNMA**                                                              1.70%         10/15/26      $    16,420,000
    2,400,000   Camarillo CA MFHR Heritage Park Project Series A Collateralized
                 by FNMA Remarketed 9/29/94**                                           1.60          07/15/19            2,400,000
   42,300,000   Central Valley CA School District Financing Authority GO                2.25          12/27/02           42,335,653
   36,500,000   Chino Basin CA Desalter Authority Series A Bayerische Hypo-und
                 Vereinsbank LOC**                                                      1.60          06/01/35           36,500,000
    3,500,000   Chino Basin CA Regional Financing Authority Water Revenue Inland
                 Empire Utilities Project AMBAC Insured**                               1.55          06/01/32            3,500,000
    1,500,000   Coachella Valley CA Water District Improvement COP Storm Water
                 District #71 Flood Control Project Prerefunded 10/1/02 @ 102           6.75          10/02/02            1,530,000
    5,100,000   Colton CA RDA COP IDR Las Palomas Association Project Bank of
                 America NA LOC**                                                       1.60          11/01/15            5,100,000
   15,000,000   Contra Costa County CA Home Mortgage Revenue Series A+/-                1.65          12/01/10           15,000,000
      745,000   Contra Costa County CA MFHR El Cerrito Royale Project Series A
                 Bank of America NT & SA LOC**                                          1.65          12/01/17              745,000
    7,400,000   Contra Costa County CA MFHR Lafayette Town Center Apartments
                 Project Series I Collateralized by FNMA**                              1.60          07/15/32            7,400,000
   15,500,000   Contra Costa County CA Water District Authority GO                      1.30          10/07/02           15,500,000
    3,855,000   Delta County CA Home Mortgage Finance Authority SFMR Series 497
                 MBIA Insured Collateralized by GNMA/FNMA+/-                            1.60          06/01/19            3,855,000
    4,950,000   Eagle Trust CA+/-                                                       1.63          09/01/03            4,950,000
    2,390,000   Eagle Trust CA+/-                                                       1.63          02/01/06            2,390,000
    2,590,000   Eagle Trust CA+/-                                                       1.63          08/01/16            2,590,000
   52,500,000   East Bay CA MUD Water Revenue Series A FSA Insured**                    1.55          06/01/25           52,500,000
    3,000,000   East Bay CA MUD Water Systems Revenue                                   1.20          10/02/02            3,000,000
    6,300,000   East Bay CA MUD Water Systems Revenue                                   1.20          10/02/02            6,300,000
    3,000,000   East Bay CA MUD Water Systems Revenue                                   1.20          10/10/02            3,000,000
    4,400,000   Escondido CA CDA COP IDR Bank of America NT & SA LOC**                  1.65          10/01/16            4,400,000
      700,000   Fowler CA IDA IDR Bee Sweet Citrus Incorporated Project Bank of
                 America NT & SA LOC**                                                  1.70          12/01/05              700,000
    8,500,000   Fresno CA USD GO TRAN                                                   3.00          10/02/02            8,500,205
   22,000,000   Fresno County CA TRAN GO                                                3.00          07/01/03           22,267,892
    6,800,000   Fullerton CA IDA IDR Sunclipse Incorporated Project Series A
                 Bank of America NA LOC+/-                                              1.25          07/01/15            6,800,000
    6,940,000   Garden Grove CA Housing Authority MFHR Series 1385 Collateralized
                 by GNMA**                                                              1.69          03/23/06            6,940,000
    7,150,000   Garden Grove CA MFHR Malabar Apartments Project Series A
                 Collateralized by FNMA**                                               1.55          12/15/29            7,150,000
    7,000,000   Harbor Department of City CA                                            1.30          10/08/02            7,000,000
    1,700,000   Hayward CA MFHR Shorewood Project Series A Remarketed 3/17/94**         1.55          08/01/14            1,700,000
    6,450,000   Hayward CA MFHR Tennyson Gardens Apartments Project Series A
                 US Bank NA LOC**                                                       2.00          08/01/32            6,450,000
    3,305,000   Huntington Beach CA MFHR Seabridge Villas Project Series A Bank of
                 America NT & SA LOC**                                                  4.00          02/01/10            3,305,000
    7,355,000   IBM Tax Exempt Grantor Trust**                                          1.93          11/01/05            7,355,000
    1,760,000   Irvine CA IDR Irvine East Investment Company Project Bank of
                 America NT & SA LOC**                                                  1.60          12/01/05            1,760,000
    4,750,000   Livermore Valley CA TRAN GO                                             3.00          10/24/02            4,752,430
    9,590,000   Long Beach CA USD COP Lease Revenue Capital Improvements
                Refinancing Project AMBAC Insured**                                     1.60          06/01/24            9,590,000

                                       14

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
$   7,140,000   Los Angeles CA Community RDA MFHR Rowan Lofts Project Series A
                 Collateralized by FNMA**                                               1.60%         12/01/34      $     7,140,000
   16,070,000   Los Angeles CA Convention & Exhibition Center Authority Lease
                 Revenue Series 162Z**                                                  1.67          08/15/04           16,070,000
   13,725,000   Los Angeles CA Convention & Exhibition Center Authority Lease
                 Revenue Series 88 MBIA Insured**                                       1.67          08/15/18           13,725,000
    5,995,000   Los Angeles CA DW&P Utilities Revenue Series 182+/-                     1.67          07/01/22            5,995,000
    7,500,000   Los Angeles CA DW&P Utilities Revenue Series 183+/-                     1.67          07/01/21            7,500,000
   10,595,000   Los Angeles CA DW&P Utilities Revenue Series 184+/-                     1.67          07/01/22           10,595,000
    8,000,000   Los Angeles CA DW&P Utilities Revenue Subseries A7**                    1.60          07/01/35            8,000,000
   15,600,000   Los Angeles CA DW&P Utilities Revenue Subseries B3**                    1.95          07/01/34           15,600,000
   36,700,000   Los Angeles CA DW&P Utilities Revenue Subseries B6**                    1.85          07/01/34           36,700,000
    5,500,000   Los Angeles CA GO Series 554**                                          1.65          09/01/15            5,500,000
    2,995,000   Los Angeles CA Harbor Department Revenue Class F Series 7
                 MBIA Insured**                                                         1.63          11/01/26            2,995,000
    6,500,000   Los Angeles CA MFHR Housing Loans to Lenders Program Series B
                 Collateralized by FHLB**                                               1.95          12/01/26            6,500,000
    4,300,000   Los Angeles CA MFHR La Brea Apartments Project Series G
                 Citibank NA LOC**                                                      1.60          12/01/30            4,300,000
      100,000   Los Angeles CA MFHR Loans to Lender Program Series A
                 Collateralized by FHLB**                                               1.95          08/01/26              100,000
    5,300,000   Los Angeles CA MFHR Masselin Manor Housing Project Bank of
                 America NT & SA LOC**                                                  1.60          07/01/15            5,300,000
    1,300,000   Los Angeles CA MFHR Series K Collateralized by FHLB**                   1.50          07/01/10            1,300,000
    4,000,000   Los Angeles CA USD GO FGIC Insured**                                    1.63          07/01/15            4,000,000
    6,665,000   Los Angeles CA USD GO FGIC Insured**                                    1.63          07/01/18            6,665,000
    5,000,000   Los Angeles CA USD GO Series 1179 MBIA Insured+/-                       1.65          07/01/19            5,000,000
    5,445,000   Los Angeles CA USD GO Series 792 FGIC Insured**                         1.65          07/01/21            5,445,000
   20,755,000   Los Angeles CA USD GO Series II R 35 FGIC Insured**                     1.63          07/01/21           20,755,000
   15,000,000   Los Angeles CA Wastewater System Sewer Revenue Subseries A
                 FGIC Insured+/-                                                        1.88          12/01/31           15,000,000
    8,600,000   Los Angeles CA Wastewater System Water Revenue Subseries B
                 FGIC Insured**                                                         1.88          12/01/31            8,600,000
    9,300,000   Los Angeles County CA HFA MFHR Park Sierra Project Series A
                 Collateralized by FHLMC Remarketed 10/26/00**                          1.55          09/01/30            9,300,000
    8,390,000   Los Angeles County CA HFA MFHR Rowland Heights Apartments Project
                 Series A Washington Mutual Bank LOC Collateralized by FHLB**           1.50          08/01/30            8,390,000
    3,000,000   Los Angeles County CA HFA Series 639**                                  1.86          10/01/31            3,000,000
   18,866,000   Los Angeles County CA Metropolitan Transportation Authority Sales
                 Tax Revenue                                                            1.30          10/04/02           18,866,000
   11,000,000   Los Angeles County CA Metropolitan Transportation Authority Sales
                 Tax Revenue                                                            1.20          10/11/02           10,999,686
   10,000,000   Los Angeles County CA Metropolitan Transportation Authority Sales
                 Tax Revenue Series 1 FSA Insured**                                     1.63          07/01/25           10,000,000
   20,200,000   Los Angeles County CA Metropolitan Transportation Authority Sales
                 Tax Revenue Series 2 FSA Insured**                                     1.63          07/01/21           20,200,000
   18,670,000   Los Angeles County CA Metropolitan Transportation Authority Sales
                 Tax Revenue Series 3 FSA Insured**                                     1.63          07/01/16           18,670,000
    3,500,000   Los Angeles County CA Metropolitan Transportation Authority Sales
                 Tax Revenue Series 55 MBIA Insured**                                   1.65          07/01/18            3,500,000
    5,530,000   Los Angeles County CA Metropolitan Transportation Authority
                 Series 46**                                                            1.65          07/01/17            5,530,000
   27,165,000   Los Angeles County CA Pension GO Series B AMBAC Insured**               1.55          06/30/07           27,165,000
   21,800,000   Los Angeles County CA TRAN GO Series A                                  3.00          06/30/03           22,045,311

                                       15

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
$  13,000,000   Los Rios CA Community College District TRAN GO                          3.00%         10/24/02      $    13,006,856
   22,200,000   Metropolitan Water District Southern CA Series A**                      1.60          07/01/25           22,200,000
       50,000   Metropolitan Water District Southern CA Water Revenue Series B3**       1.80          07/01/35               50,000
    9,055,000   Metropolitan Water District Southern CA Water Revenue Series SG128
                 MBIA Insured**                                                         1.67          07/01/30            9,055,000
   20,000,000   Milpitas CA MFHR Crossing at Montague Project Series A
                 Collateralized by FNMA**                                               1.60          08/15/33           20,000,000
   10,000,000   Modesto CA Irrigation District                                          1.35          10/08/02           10,000,000
   11,100,000   Modesto CA Irrigation District Financing Authority Utility Revenue
                 Series SG66 MBIA Insured**                                             1.67          10/01/15           11,100,000
    6,600,000   Modesto CA MFHR Live Oak Apartments Project Collateralized by
                 FNMA**                                                                 1.60          09/15/24            6,600,000
    4,900,000   Modesto CA MFHR Westdale Commons Apartment Project Series A
                 Washington Mutual Bank LOC Collateralized by FHLB**                    1.65          12/01/15            4,900,000
    3,000,000   Modesto CA PFA Lease Revenue Series 354 AMBAC Insured**                 1.58          09/01/29            3,000,000
    2,900,000   Montebello CA IDA IDR Sunclipse Project Bank of America
                 NT & SA LOC**                                                          1.25          04/01/15            2,900,000
    4,000,000   Mount San Antonio CA Community College District GO Series A
                 FGIC Insured                                                           3.25          05/01/03            4,029,748
   21,900,000   MSR Public Power Agency CA IDR San Juan Project Series F
                 MBIA Insured**                                                         1.90          07/01/22           21,900,000
    7,700,000   MSR Public Power Agency CA Power Revenue San Juan Project
                 Series D MBIA Insured**                                                1.60          07/01/18            7,700,000
    4,170,000   MSR Public Power Agency CA Power Revenue San Juan Project
                 Series II R 134 MBIA Insured**                                         1.63          07/01/13            4,170,000
   17,500,000   Newman Capital Trust**                                                  1.88          04/07/31           17,500,000
   43,249,607   Newman Capital Trust**                                                  1.88          04/01/32           43,249,607
    6,500,000   Newport Beach CA Healthcare Facilities Revenue Hoag Memorial
                 Hospital Project Series A**                                            1.90          10/01/26            6,500,000
    6,800,000   Newport Beach CA Healthcare Facilities Revenue Hoag Memorial
                 Hospital Project Series B**                                            1.90          10/01/26            6,800,000
   10,000,000   Newport Beach CA Healthcare Facilities Revenue Hoag Memorial
                 Hospital Project Series C**                                            1.90          10/01/26           10,000,000
    5,900,000   Oakland CA Joint Powers Financing Authority Lease Revenue
                 Series A1 FSA Insured**                                                1.55          08/01/21            5,900,000
   18,205,000   Orange County CA Apartment Development MFHR Aliso Creek Project
                 Series B Collateralized by FHLMC**                                     1.55          11/01/22           18,205,000
   11,800,000   Orange County CA Apartment Development MFHR Bluffs Apartments
                 Project Series C Collateralized by FHLMC**                             1.55          12/01/29           11,800,000
    7,449,000   Orange County CA Apartment Development MFHR Harbor Pointe Project
                 Series D Collateralized by FHLMC**                                     1.55          12/01/22            7,449,000
    4,500,000   Orange County CA Apartment Development MFHR Larkspur Canyon
                 Apartments Project Series A Collateralized by FNMA**                   1.50          06/15/37            4,500,000
    4,000,000   Orange County CA Apartment Development MFHR Park Ridge Villas
                 Project Collateralized by FNMA**                                       1.55          11/15/28            4,000,000
   13,000,000   Orange County CA Apartment Development MFHR Series A
                 Collateralized by FHLMC**                                              1.55          12/01/06           13,000,000
    8,200,000   Orange County CA Apartment Development MFHR Series G1
                 Collateralized by FNMA**                                               1.55          11/15/28            8,200,000
   10,000,000   Orange County CA Apartment Development MFHR Series G3
                 Collateralized by FNMA**                                               1.55          11/15/28           10,000,000
    6,400,000   Orange County CA Improvement Bonds GO Societe Generale/KBC
                 Bank NV LOC**                                                          1.90          09/02/18            6,400,000
   22,200,000   Orange County CA Sanitation Districts Lease Revenue
                 AMBAC Insured**                                                        1.55          08/01/13           22,200,000
    3,700,000   Orange County CA Water District Revenue                                 1.20          10/10/02            3,700,000
    5,000,000   Orange County CA Water District Revenue                                 1.20          10/10/02            5,000,000

                                       16

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
$   5,800,000   Orange County CA Water District Revenue                                 1.25%         12/04/02      $     5,800,000
    5,000,000   Pacific HFA CA Housing Revenue Series A Collateralized by FHLMC**       1.65          02/01/07            5,000,000
    8,720,000   Palo Alto CA USD GO Series II R 93**                                    1.63          08/01/16            8,720,000
    2,500,000   Placer County CA Office of Education TRAN GO                            2.63          11/25/02            2,502,305
    4,995,000   Port of Oakland CA Transportation Revenue FGIC Insured**                1.69          05/01/08            4,995,000
   18,290,000   Port of Oakland CA Transportation Revenue Series 5 FGIC Insured**       1.63          11/01/12           18,290,000
    3,095,000   Port of Oakland CA Transportation Revenue Series K FGIC Insured**       1.63          11/01/21            3,095,000
    3,650,000   Rancho Mirage CA Joint Powers Financing Authority Healthcare
                 Facilities Revenue Eisenhower Medical Center Series B
                 Allied Irish Bank plc LOC**                                            1.75          01/01/26            3,650,000
    5,000,000   Riverside County CA                                                     1.45          10/17/02            5,000,000
    2,245,000   Riverside County CA Asset Leasing Corporation Lease Revenue
                 Series 148 MBIA Insured**                                              1.58          06/01/16            2,245,000
    8,000,000   Riverside County CA Community Facilities District Tax Revenue
                 Series 88-4 KBC Bank NV LOC**                                          1.60          09/01/14            8,000,000
    5,000,000   Riverside County CA IDA IDR Term Manuafacturing Incorporated
                 Project Bank of America NA LOC**                                       1.50          06/01/26            5,000,000
   22,400,000   Riverside-San Bernardino CA HFA Housing Revenue Series A**              1.80          07/01/06           22,400,000
    5,000,000   Rocklin CA USD TRAN GO                                                  2.63          11/25/02            5,004,610
    4,200,000   Roseville CA City School District TRAN GO                               2.63          11/25/02            4,203,872
    5,000,000   Roseville CA Joint USD TRAN GO                                          2.63          11/25/02            5,004,610
   16,200,000   Sacramento CA Municipal                                                 1.20          10/04/02           16,200,000
    9,900,000   Sacramento CA USD FSA Insured**                                         1.60          07/01/31            9,900,000
    7,000,000   Sacramento County CA HFA MFHR Arlington Creek Apartments Series I
                 Collateralized by FNMA**                                               1.60          05/15/34            7,000,000
    6,300,000   Sacramento County CA HFA MFHR Hidden Oaks Apartments Project
                 Series C Collateralized by FNMA**                                      1.60          05/15/29            6,300,000
    6,000,000   Sacramento County CA HFA MFHR Normandy Park Apartments Project
                 Series A Collateralized by FNMA**                                      1.60          02/15/33            6,000,000
    5,200,000   Sacramento County CA MFHR Series A**                                    1.55          04/01/26            5,200,000
   10,200,000   San Bernardino County CA COP Healthcare Facilities Revenue MBIA
                 Insured Prerefunded 8/1/05 @ 102**                                     1.67          08/01/28           10,200,000
    6,115,000   San Bernardino County CA MFHR Green Valley Apartments Project
                 Series A Collateralized by FNMA**                                      1.55          05/15/29            6,115,000
    5,700,000   San Bernardino County CA MFHR Sycamore Terrace Project Series A
                 Collateralized by FNMA**                                               1.55          05/15/29            5,700,000
    1,655,000   San Bernardino County CA TRAN**                                         1.65          03/01/10            1,655,000
   55,000,000   San Bernardino County CA TRAN GO                                        3.00          07/01/03           55,533,955
    3,395,000   San Diego CA Area HFA Housing Revenue Series B**                        1.65          06/01/06            3,395,000
   15,500,000   San Diego CA HFA MFHR La Cima Project US Bank Trust NA LOC
                 Remarketed 7/15/99**                                                   1.50          12/01/22           15,500,000
    5,200,000   San Diego CA HFA MFHR Stratton Apartments Project Series A
                 Collateralized by FNMA**                                               1.60          01/15/33            5,200,000
   32,595,000   San Diego CA MFHR Collateralized by FHLMC**                             1.69          03/01/32           32,595,000
   22,330,000   San Diego CA MFHR Collateralized by FHLMC**                             1.69          09/01/04           22,330,000
   10,200,000   San Diego CA MFHR Collateralized by FNMA Remarketed 2/28/00**           1.60          08/01/14           10,200,000
    3,500,000   San Diego CA MFHR University Town Center Apartments Project
                 Bank of America NT & SA LOC**                                          1.60          10/01/15            3,500,000

                                       17

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
$  19,130,000   San Diego CA PFA Series SG**                                            1.65%         05/15/29      $    19,130,000
   11,580,000   San Diego CA USD**                                                      1.65          07/01/22           11,580,000
   11,000,000   San Diego County CA                                                     1.15          10/08/02           11,000,000
    5,000,000   San Diego County CA                                                     1.30          10/10/02            5,000,000
   13,700,000   San Diego County CA                                                     1.30          10/16/02           13,700,000
   11,900,000   San Diego County CA                                                     1.25          12/04/02           11,900,000
    4,600,000   San Diego County CA Water Authority Water Revenue Series I
                 MBIA Insured**                                                         1.63          11/01/10            4,600,000
    1,250,000   San Francisco CA Bay Area Rapid Transportation District Sales
                 Tax Revenue FGIC Insured**                                             1.65          01/01/08            1,250,000
    6,600,000   San Francisco CA City & County Lease Revenue Moscone Center
                 Expansion Project Series 1 AMBAC Insured**                             1.60          04/01/30            6,600,000
    1,895,000   San Francisco CA City & County Port Airport & Marina Revenue
                 Series 27A MBIA Insured                                                4.00          05/01/03            1,923,512
    4,975,000   San Francisco CA City & County Series C6**                              1.65          06/15/07            4,975,000
    3,400,000   San Joaquin Hills CA Transportation Revenue Prerefunded 1/1/03
                 @ 102                                                                  6.75          01/01/32            3,513,433
   21,500,000   San Jose CA Finance Authority Bond Anticipation Notes Lease
                 Revenue Series A                                                       2.50          12/12/02           21,549,478
    2,700,000   San Jose CA Finance Authority Lease Revenue Civic Center
                 Phase 1 Project MorganGuaranty Trust LOC**                             1.50          04/01/30            2,700,000
   13,400,000   San Jose CA MFHR**                                                      1.90          04/01/44           13,400,000
    1,500,000   San Jose CA MFHR Almaden Lake Village Apartments Project
                 Series A Collateralized by FNMA**                                      1.63          03/01/32            1,500,000
    3,000,000   San Jose CA MFHR Somerset Park Project Bank of America
                 NT & SA LOC**                                                          1.45          11/01/17            3,000,000
    2,000,000   San Jose CA RDA Tax Allocation Revenue Series 158Z**                    1.67          08/01/14            2,000,000
    8,300,000   San Jose Evergreen CA Community GO Series J**                           1.63          03/01/11            8,300,000
    8,690,000   San Jose-Santa Clara CA Water Authority**                               1.65          11/15/20            8,690,000
   17,000,000   San Juan CA USD TRAN GO Series 2001-02                                  2.50          10/24/02           17,003,663
    2,200,000   San Leandro CA MFHR Haas Avenue Apartments Project Series B
                 Security Pacific National LOC**                                        1.60          10/01/07            2,200,000
    9,500,000   Santa Barbara County CA TRAN GO Series A                                3.00          07/25/03            9,612,641
    2,595,000   Santa Clara CA Electric Revenue Series B AMBAC Insured Subject
                 to Crossover Refunding**                                               1.55          07/01/10            2,595,000
    5,900,000   Santa Clara County CA HFA MFHR Benton Park Center Apartments
                 Project Series A Collateralized by FNMA**                              1.65          12/15/25            5,900,000
    7,900,000   Santa Clara County CA HFA MFHR Foxchase Apartments Project FGIC
                 Insured Remarketed 3/17/94**                                           1.55          11/01/07            7,900,000
    5,150,000   Simi Valley CA MFHR Series A Bank of America NT & SA LOC
                 Collateralized by FHLMC**                                              1.55          07/01/23            5,150,000
    4,500,000   Sonoma County CA TRAN GO                                                3.00          11/19/02            4,506,459
   30,595,000   South Orange County CA PFA Series 146 FGIC Insured**                    1.40          08/15/15           30,595,000
    8,325,000   South Placer CA Wastewater Authority Sewer Revenue Series B
                 FGIC Insured**                                                         1.60          11/01/35            8,325,000
   15,000,000   Southern California Public Power Authority Power Revenue
                 Palo Verde Project Series C AMBAC Insured**                            1.55          07/01/17           15,000,000
   42,315,000   Southern California Public Power Authority Power Revenue
                 Southern Transmission Project Lloyds TSB Bank LOC AMBAC Insured**      1.55          07/01/19           42,315,000
    2,400,000   Southern California Public Power Authority Power Revenue
                 Southern Transmission Project Series A FSA Insured**                   1.55          07/01/23            2,400,000
    2,000,000   Stockton CA Healthcare Facilities Revenue Dameron Hospital
                 Association Project Series A US Bank NA LOC**                          1.95          12/01/32            2,000,000

                                       18

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
$  13,785,000   Turlock CA Irrigation District COP Lease Revenue Capital
                 Improvement Project**                                                  1.90%         01/01/31      $    13,785,000
    3,200,000   Union City CA MFHR Mission Sierra Project Series A
                 Collateralized by FNMA**                                               1.55          07/15/29            3,200,000
    5,995,000   University CA Education Facilities Revenue Series 478
                 MBIA Insured**                                                         1.58          09/01/22            5,995,000
    3,000,000   University CA Education Facilities Revenue Series 480
                 MBIA Insured**                                                         1.58          09/01/22            3,000,000
    4,790,000   University CA Series 24**                                               1.65          09/01/14            4,790,000
    3,000,000   University of California Regents                                        1.20          10/18/02            3,000,000
   10,000,000   University of California Regents                                        1.25          12/02/02           10,000,000
    3,800,000   University of California Regents                                        1.30          12/06/02            3,800,000
    4,500,000   Val Verde CA USD TRAN GO                                                2.75          11/28/02            4,506,317
    7,300,000   Vallejo CA HFA MFHR Dresdner Bank AG LOC Remarketed 1/3/94**            1.55          01/01/08            7,300,000
    9,700,000   West Basin CA Municpal Water District Lease Revenue Phase II
                 Recycled Water Project Series B Bayerische HE Hypo-und
                 Vereinsbank LOC**                                                      1.60          08/01/27            9,700,000
    4,000,000   Western Placer CA USD TRAN GO                                           2.63          11/25/02            4,003,689
    7,075,000   Yucaipa-Calimesa Joint USD Lease Revenue Series A BNP
                 Paribas LOC**                                                          1.50          07/01/32            7,075,000

                                                                                                                      2,346,950,397
                                                                                                                    ---------------

OTHER - 3.97%
    4,600,000   ABN Amro Munitops 1997 7 Munitops Certificates MBIA Insured**           1.65          07/04/07            4,600,000
   17,995,000   ABN Amro Munitops 1998 20 Munitops Certificates AMBAC Insured**         1.65          07/05/06           17,995,000
   13,176,000   ABN Amro Munitops 1998 25 Munitops Certificates FGIC Insured**          1.65          07/05/06           13,176,000
   17,000,000   ABN Amro Munitops 2000 5 Munitops Certificates FGIC Insured**+          1.68          05/07/08           17,000,000
   44,000,000   Charter MAC GO Series 1 Bayerische Landesbank/Dexia Bank/Toronto
                 Dominion Bank LOC MBIA Insured+/-                                      1.75          09/01/40           44,000,000
    3,000,000   Roaring Fork Muni Products**                                            1.68          03/01/34            3,000,000

                                                                                                                         99,771,000
                                                                                                                    ---------------

PUERTO RICO - 2.24%
    3,200,000   Childrens Trust Fund PR Series 149 Morgan Guaranty Trust LOC**          2.00          07/01/08            3,200,000
    4,335,000   Puerto Rico Commonwealth Fuel Sales Tax Revenue Series 477
                 MBIA Insured**                                                         1.58          07/01/23            4,335,000
    1,330,000   Puerto Rico Commonwealth GO Series 365 MBIA/IBC Insured**               1.58          07/01/29            1,330,000
   10,000,000   Puerto Rico Commonwealth Highway & Transportation Authority
                 Eagle Trust Series 2002 5102 FSA Insured**                             1.63          07/01/27           10,000,000
    2,390,000   Puerto Rico Commonwealth Highway & Transportation Authority
                 Fuel Sales Tax Revenue MBIA/IBC Insured**                              1.61          01/01/19            2,390,000
    5,000,000   Puerto Rico Commonwealth Highway & Transportation Authority
                 Fuel Sales Tax Revenue Series 2 MBIA Insured**                         1.63          07/01/38            5,000,000
    3,665,000   Puerto Rico Commonwealth Infrastructure Financing Authority
                 Revenue Series 107**                                                   2.00          10/01/32            3,665,000
    2,000,000   Puerto Rico Commonwealth Infrastructure Financing Authority
                 Sales Tax Revenue Series 498 AMBAC Insured**                           1.61          07/01/07            2,000,000
    4,995,000   Puerto Rico Commonwealth Infrastructure Financing Authority
                 Sales Tax Revenue Series -806 AMBAC Insured**                          1.58          07/01/15            4,995,000
    7,200,000   Puerto Rico Infrastructure Financing Authority Eagle Trust
                 Series 2001 5101**                                                     1.63          10/01/34            7,200,000
    1,195,000   Puerto Rico PFA GO Series 111 AMBAC Insured**                           1.58          06/01/26            1,195,000
    2,775,000   Puerto Rico PFA GO Series 522X MBIA Insured**                           1.58          08/01/22            2,775,000

                                       19

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
$   2,000,000   Puerto Rico PFA GO Series 579**                                         1.61%         06/01/10      $     2,000,000
    6,135,000   Puerto Rico Public Buildings
                 Authority Lease Revenue Series
                 416 FSA/CR Insured**                                                   1.58          07/01/21            6,135,000

                                                                                                                         56,220,000
                                                                                                                    ---------------

Total Municipal Securities (Cost $2,502,941,397)                                                                      2,502,941,397
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $2,502,941,397)*                                   99.70%                                                     $ 2,502,941,397
Other Assets and Liabilities, Net                         0.30                                                            7,486,581
                                                        ------                                                      ---------------
Total Net Assets                                        100.00%                                                     $ 2,510,427,978
                                                        ======                                                      ===============

+ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED. THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID BY THE ADVISOR BASED ON PROCEDURES APPROVED BY THE BOARD OF DIRECTORS.
+/- VARIABLE RATE SECURITIES. THE MATURITY DATE SHOWN IS THE ACTUAL MATURITY
    DATE.
** THESE VARIABLE RATE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE REMAINING MATURITY. THE MATURITY DATE SHOWN IS THE ACTUAL MATURITY DATE.
* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

GOVERNMENT MONEY MARKET FUND

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
DISCOUNT NOTES - AGENCY - 28.48%

FEDERAL FARM CREDIT BANK - 1.14%
$  23,070,000   FFCB                                                                    1.72%+        10/31/02      $    23,037,414
   32,000,000   FFCB                                                                    1.71+         11/05/02           31,947,110

                                                                                                                         54,984,524
                                                                                                                    ---------------

FEDERAL HOME LOAN BANK - 3.47%
   23,000,000   FHLB                                                                    1.73+         11/05/02           22,961,986
   19,448,000   FHLB                                                                    1.71+         11/20/02           19,401,947
   10,300,000   FHLB                                                                    1.71+         11/22/02           10,274,634
   25,000,000   FHLB                                                                    1.80+         01/10/03           24,876,205
   50,000,000   FHLB                                                                    1.80+         01/15/03           49,740,889
   40,000,000   FHLB                                                                    1.68+         02/06/03           39,766,755

                                                                                                                        167,022,416
                                                                                                                    ---------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 11.29%
   25,000,000   FHLMC                                                                   2.41+         10/10/02           24,985,375
   70,000,000   FHLMC                                                                   1.73+         10/29/02           69,907,445
   22,963,000   FHLMC                                                                   1.75+         10/30/02           22,930,814
   33,020,000   FHLMC                                                                   1.74+         11/07/02           32,961,967
   74,000,000   FHLMC                                                                   2.27+         11/15/02           73,793,725
   37,730,000   FHLMC                                                                   1.70+         11/29/02           37,626,735
   49,000,000   FHLMC                                                                   1.71+         12/12/02           48,833,401
   34,000,000   FHLMC                                                                   1.79+         12/30/02           33,851,251
   24,000,000   FHLMC                                                                   1.79+         01/02/03           23,891,501
   29,905,000   FHLMC                                                                   1.77+         01/08/03           29,760,672
   75,000,000   FHLMC                                                                   2.48+         04/24/03           73,966,460
   49,000,000   FHLMC                                                                   1.80+         05/22/03           48,441,837
   23,463,000   FHLMC                                                                   1.80+         08/14/03           23,101,441

                                                                                                                        544,052,624
                                                                                                                    ---------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 11.07%
   38,940,100   FNMA                                                                    2.00+         10/01/02           38,940,100
   14,945,000   FNMA                                                                    2.28+         10/01/02           14,945,000
   14,550,000   FNMA                                                                    1.70+         10/30/02           14,530,484
   14,000,000   FNMA                                                                    1.73+         11/01/02           13,979,144
   45,000,000   FNMA                                                                    1.73+         11/01/02           44,932,963
   50,000,000   FNMA                                                                    1.97+         11/01/02           49,916,472
   30,000,000   FNMA                                                                    1.73+         12/11/02           29,899,417
   34,000,000   FNMA                                                                    1.72+         01/02/03           33,849,805
   41,076,000   FNMA                                                                    2.64+         01/02/03           40,801,167
   10,000,000   FNMA                                                                    1.78+         01/08/03            9,951,463
   45,277,000   FNMA                                                                    2.53+         02/07/03           44,876,770
   50,000,000   FNMA                                                                    2.59+         02/27/03           49,476,432
   50,000,000   FNMA                                                                    2.72+         03/07/03           49,422,154
   44,000,000   FNMA                                                                    1.82+         04/01/03           43,599,600
    9,000,000   FNMA                                                                    1.70+         06/02/03            8,898,780
   25,000,000   FNMA                                                                    1.85+         07/25/03           24,628,750

                                       21

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
$  21,000,000   FNMA                                                                    1.71%+        08/22/03      $    20,681,500

                                                                                                                        533,330,001
                                                                                                                    ---------------

GOVERNMENT TRUST CERTIFICATES - 0.28%
   13,605,000   Government Trust Certificates                                           1.71+         05/15/03           13,461,660

                                                                                                                         13,461,660
                                                                                                                    ---------------

STUDENT LOAN MARKETING ASSOCIATION - 1.23%
   60,000,000   SLMA                                                                    2.46+         02/04/03           59,493,900

                                                                                                                         59,493,900
                                                                                                                    ---------------

Total Discount Notes - Agency (Cost $1,372,345,125)                                                                   1,372,345,125
                                                                                                                    ---------------

FIXED RATE NOTES - AGENCY - 14.61%

FEDERAL FARM CREDIT BANK - 1.57%
   10,000,000   FFCB                                                                    1.73          10/01/02           10,000,000
   47,500,000   FFCB                                                                    1.73          02/03/03           47,490,105
    6,010,000   FFCB                                                                    2.60          03/21/03            6,013,916
   12,000,000   FFCB                                                                    3.13          10/01/03           12,164,754

                                                                                                                         75,668,775
                                                                                                                    ---------------

FEDERAL HOME LOAN BANK - 4.50%
    9,000,000   FHLB                                                                    2.13          12/11/02            8,996,830
   75,000,000   FHLB                                                                    2.45          12/17/02           75,000,000
   12,050,000   FHLB                                                                    5.13          01/13/03           12,160,759
   10,100,000   FHLB                                                                    5.53          01/15/03           10,209,988
    2,500,000   FHLB                                                                    5.50          01/21/03            2,523,923
   15,000,000   FHLB                                                                    2.20          01/28/03           14,998,161
    1,750,000   FHLB                                                                    5.72          03/06/03            1,774,869
   40,905,000   FHLB                                                                    2.30          03/07/03           40,910,103
   10,000,000   FHLB                                                                    4.50          05/15/03           10,149,036
   14,340,000   FHLB                                                                    6.88          08/15/03           14,975,507
   25,000,000   FHLB                                                                    2.00          09/23/03           25,000,000

                                                                                                                        216,699,176
                                                                                                                    ---------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 2.35%
   35,000,000   FHLMC                                                                   6.25          10/15/02           35,051,298
    3,000,000   FHLMC                                                                   5.30          02/05/03            3,030,167
    2,000,000   FHLMC                                                                   7.00          02/15/03            2,034,438
   50,000,000   FHLMC                                                                   7.38          05/15/03           51,521,683
   10,000,000   FHLMC                                                                   4.50          06/15/03           10,196,189
   11,095,000   FHLMC                                                                   5.75          07/15/03           11,446,899

                                                                                                                        113,280,674
                                                                                                                    ---------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 5.67%
   13,500,000   FNMA                                                                    6.00          11/04/02           13,546,514
   48,633,000   FNMA                                                                    6.25          11/15/02           48,894,109

                                       22

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
$   4,000,000   FNMA                                                                    2.31%         12/27/02      $     4,000,432
   16,091,000   FNMA                                                                    6.80          01/10/03           16,289,908
   77,000,000   FNMA                                                                    5.25          01/15/03           77,771,025
   85,465,000   FNMA                                                                    5.75          04/15/03           87,250,087
   25,000,000   FNMA                                                                    4.00          08/15/03           25,470,710

                                                                                                                        273,222,785
                                                                                                                    ---------------

STUDENT LOAN MARKETING ASSOCIATION - 0.52%
   25,000,000   SLMA                                                                    2.25          01/27/03           24,998,563

                                                                                                                         24,998,563
                                                                                                                    ---------------

Total Fixed Rate Notes - Agency (Cost $703,869,973)                                                                     703,869,973
                                                                                                                    ---------------

FLOATING RATE NOTES - AGENCY - 22.95%

FEDERAL FARM CREDIT BANK - 2.07%
   50,000,000   FFCB+/-                                                                 1.65          11/25/02           49,998,153
   50,000,000   FFCB+/-                                                                 1.71          07/10/03           49,994,856

                                                                                                                         99,993,009
                                                                                                                    ---------------

FEDERAL HOME LOAN BANK - 5.08%
   50,000,000   FHLB+/-                                                                 1.75          11/14/02           49,998,535
   65,030,000   FHLB+/-                                                                 1.67          01/17/03           65,023,848
   50,000,000   FHLB+/-                                                                 1.69          04/21/03           49,984,841
   80,000,000   FHLB+/-                                                                 1.63          12/29/03           79,954,736

                                                                                                                        244,961,960
                                                                                                                    ---------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 1.76%
   50,000,000   FHLMC+/-                                                                1.70          07/08/03           49,988,979
   20,000,000   FHLMC+/-                                                                1.64          08/05/03           19,994,111
   15,000,000   FHLMC+/-                                                                1.63          09/04/03           14,993,729

                                                                                                                         84,976,819
                                                                                                                    ---------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 14.04%
   50,000,000   FNMA+/-                                                                 1.69          10/25/02           49,999,630
   75,000,000   FNMA+/-                                                                 1.67          11/04/02           74,996,311
   99,000,000   FNMA+/-                                                                 1.69          11/29/02           98,995,589
  100,000,000   FNMA+/-                                                                 1.70          12/05/02           99,994,631
  104,000,000   FNMA+/-                                                                 1.68          01/10/03          103,981,737
   50,000,000   FNMA+/-                                                                 1.64          05/05/03           49,977,095
  125,000,000   FNMA+/-                                                                 1.67          06/09/03          124,951,646
   74,000,000   FNMA+/-                                                                 1.69          01/20/04           73,958,951

                                                                                                                        676,855,590
                                                                                                                    ---------------

Total Floating Rate Notes - Agency (Cost $1,106,787,378)                                                              1,106,787,378
                                                                                                                    ---------------

REPURCHASE AGREEMENTS - 36.41%
  245,000,000   Bear Stearns & Company Incorporated                                     1.76          10/11/02          245,000,000

                                       23

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
$ 570,647,725   Goldman Sachs & Company                                                 1.96%         10/01/02      $   570,647,725
    1,823,000   Goldman Sachs & Company                                                 1.65          10/01/02            1,823,000
  371,482,124   JP Morgan Securities Incorporated                                       1.96          10/01/02          371,482,124
  400,000,000   UBS Warburg LLC                                                         1.94          10/01/02          400,000,000
   99,836,535   UBS Warburg LLC                                                         1.85          10/01/02           99,836,535
   65,858,000   UBS Warburg LLC                                                         1.90          10/01/02           65,858,000
                                                                                                                    ---------------

Total Repurchase Agreements (Cost $1,754,647,384)                                                                     1,754,647,384
                                                                                                                    ---------------

OTAL INVESTMENTS IN SECURITIES
(COST $4,937,649,860)*                                  102.45%                                                     $ 4,937,649,860
Other Assets and Liabilities, Net                        (2.45)                                                        (117,868,803)
                                                        ------                                                      ---------------
Total Net Assets                                        100.00%                                                     $ 4,819,781,057
                                                        ======                                                      ===============

+/- VARIABLE RATE SECURITIES. THE MATURITY DATE SHOWN IS THE ACTUAL MATURITY
    DATE.
+   YIELD TO MATURITY.
* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MINNESOTA MONEY MARKET FUND

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
MUNICIPAL SECURITIES - 99.67%

MINNESOTA - 98.21%
$   1,550,000   Beltrami County MN Environmental Control IDR
                 Northwood Panelboard Company Project
                 Toronto Dominion Bank LOC+                                             2.05%         07/01/25      $     1,550,000
      100,000   Brooklyn Center MN IDR Brookdale Corporation
                 III Project Firstar Bank LOC+                                          2.20          12/01/07              100,000
    1,000,000   Canby MN IDR Keystone Building Systems
                 Project US Bank NA LOC+                                                2.30          12/01/20            1,000,000
      500,000   Centennial Independent School District # 0 GO
                 Series A FSA/School District Credit Program Insured                    3.75          02/01/03              503,410
      350,000   Cohasset MN Power Revenue Minnesota Power
                 & Light Company Project Series A ABN AMRO
                Bank NV LOC+                                                            2.10          06/01/20              350,000
      400,000   Cohasset MN Power Revenue Minnesota Power
                 & Light Company Project Series C ABN AMRO
                 Bank NV LOC+                                                           2.10          06/01/13              400,000
    2,000,000   Dakota County MN HFA & RDA Series 484
                 Collateralized by FHLMC+                                               1.76          12/01/22            2,000,000
    4,890,000   Duluth MN Economic Development Authority
                 Healthcare Facilities Revenue Duluth Clinic
                 Project AMBAC Insured
                 Prerefunded 11/1/02 @ 102                                              6.30          11/01/22            5,007,164
      200,000   Duluth MN Economic Development Authority
                 Healthcare Facilities Revenue Miller Dwan
                 Medical Center Project US Bank NA LOC+                                 2.20          06/01/19              200,000
    4,945,000   Eagan MN MFHR Series 1221+                                              1.76          12/01/29            4,945,000
      100,000   Fridley MN IDR Longview Fibre Company
                 Project ABN Amro Bank NV LOC+                                          1.80          01/01/03              100,000
    1,900,000   Golden Valley MN IDA Healthcare Facilities
                 Revenue Unicare Homes Project Bank of
                 America NA LOC+                                                        1.75          09/01/14            1,900,000
    2,600,000   Hennepin County MN HFA & RDA City
                 Apartments at Loring Park Project US Bank NA LOC+                      1.95          06/15/34            2,600,000
    2,800,000   Hennepin County MN HFA & RDA MFHR
                 Stone Arch Apartments Project Lasalle Bank LOC+                        1.90          04/15/35            2,800,000
    1,665,000   Mankato MN Recreational Revenue Mankato
                 Area Family YMCA Project US Bank NA LOC+                               2.25          05/01/06            1,665,000
      170,000   Maple Grove MN MFHR Basswood Trails
                 Project Collateralized by FHLMC+                                       1.70          03/01/29              170,000
    1,100,000   Metropolitan Council MN Minneapolis-St Paul
                 Area GO                                                                5.00          12/01/02            1,105,762
    5,915,000   Minneapolis & St Paul MN HFA Housing
                 Revenue Series 633+                                                    1.83          05/01/05            5,915,000
    2,045,000   Minneapolis & St Paul MN Metropolitan GO
                 Series 14                                                              5.00          01/01/03            2,059,496
    1,050,000   Minneapolis MN People Serving People Project
                 Series B US Bank NA LOC+                                               2.20          10/01/21            1,050,000
    1,550,000   Minneapolis MN Recreational Revenue The
                 Woman's Club of Minnesota Project Bremer
                 Bank NA LOC+                                                           1.80          05/01/23            1,550,000

                                       25

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
$   3,475,000   Minneapolis MN Series 711+                                              1.75%         03/01/10      $     3,475,000
    3,300,000   Minnesota GO Eagle Trust Series 2001+                                   1.77          10/01/19            3,300,000
    4,170,000   Minnesota Rural Water Finance Authority Water Revenue                   2.63          02/01/03            4,183,515
    3,365,000   Minnesota School Districts Tax & Aid
                 Anticipation Certificate GO Series B School
                 District Credit Program Insured                                        3.00          10/01/02            3,365,000
    2,000,000   Minnesota School Districts Tax & Aid
                 Anticipation Notes GO Series A                                         2.25          08/20/03            2,013,592
    2,425,000   Minnesota State GO Series II R 96+                                      1.77          08/01/14            2,425,000
    3,850,000   Minnesota State Higher Education Facilities
                 Authority Education Facilities Revenue St Olaf
                 College Project Series 5H Harris Trust &
                 Savings Bank LOC+                                                      2.10          10/01/30            3,850,000
    1,380,000   Minnesota State Higher Education Facilities
                 Authority Education Facilities Revenue St Olaf
                 College Series 5M1 Harris Trust & Savings
                 Bank LOC+                                                              2.10          10/01/32            1,380,000
    6,200,000   Minnesota State Higher Education Facilities
                 Authority Education Facilities Revenue St Olaf
                 College Series 5M2 Harris Trust & Savings
                 Bank LOC+                                                              2.10          10/01/20            6,200,000
    4,000,000   Minnesota State Higher Education Facilities
                 Authority Education Facilities Revenue
                 University St Thomas Series 5 Allied Irish Bank
                 plc LOC+                                                               1.78          04/01/27            4,000,000
    2,300,000   New Brighton MN IDR Unicare Homes
                 Incorporated Project Bank of America NA LOC+                           1.75          12/01/14            2,300,000
    1,220,000   New Brighton MN MFHR Golden Pond
                 Housing Project Collateralized by FNMA+                                1.90          07/15/32            1,220,000
      190,000   Plymouth MN IDR Turck Multiprox Incorporated
                 Project Deutsche Bank AG LOC+                                          1.74          11/01/06              190,000
    4,320,000   Robbinsdale MN Healthcare Facilities Revenue
                 Unicare Homes Incorporated Project Bank of
                 America NA LOC+                                                        1.75          10/01/14            4,320,000
    1,000,000   Rochester MN                                                            1.30          10/02/02            1,000,000
    3,800,000   Rochester MN                                                            1.40          11/20/02            3,800,000
    5,000,000   Rochester MN Healthcare Facilities Revenue                              1.30          10/03/02            5,000,000
    3,150,000   Rochester MN Healthcare Facilities Revenue                              1.25          10/10/02            3,150,000
    4,210,000   Rochester MN MFHR Series 1336+                                          1.85          07/15/31            4,210,000
      650,000   Roseville MN Healthcare Facilities Revenue
                 Presbyterian Homes Project US Bank NA LOC+                             1.95          10/01/29              650,000
    5,000,000   St Louis Park MN MFHR Newport on Seven
                 Apartments Project+                                                    1.90          09/15/31            5,000,000
    1,130,000   St Paul MN HFA & RDA IDR Series I Dexia
                 Credit Local de France LOC+                                            1.90          06/01/15            1,130,000
      965,000   St Paul MN HFA & RDA IDR Series L Dexia
                 Credit Local de France LOC+                                            1.90          03/01/18              965,000
      725,000   St Paul MN Port Authority District
                 Transportation Revenue Series M Dexia Credit
                 Local de France LOC+                                                   2.20          03/01/21              725,000

                                       26

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
$   2,025,000   St Paul MN Port Authority District
                 Transportation Revenue Series O Dexia Credit
                 Local de France LOC+                                                   2.20%         03/01/12      $     2,025,000
    3,995,000   St Paul MN Port Authority District
                 Transportation Revenue Series R Dexia Credit
                 Local de France LOC+                                                   2.30          03/01/22            3,995,000
    5,075,000   St Paul MN Port Authority Tax Increment IDR
                 Westgate Office & Industrial Center Project US
                 Bank Trust NA LOC+                                                     1.75          02/01/15            5,075,000
    5,000,000   University of Minnesota Education Facilities
                 Revenue Series ROC II R 29+                                            1.60          07/01/21            5,000,000

                                                                                                                        120,917,939
                                                                                                                    ---------------

OTHER - 1.46%
    1,805,000   MBIA Capital Corporation+                                               1.88          01/06/05            1,805,000

                                                                                                                          1,805,000
                                                                                                                    ---------------

Total Municipal Securities (Cost $122,722,939)                                                                          122,722,939
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
 (COST $122,722,939)*                                                   99.67%                                      $   122,722,939
Other Assets and Liabilities, Net                                        0.33                                               401,810
                                                                       ------                                       ---------------
Total Net Assets                                                       100.00%                                      $   123,124,749
                                                                       ======                                       ===============

+ THESE VARIABLE RATE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE REMAINING MATURITY. THE MATURITY DATE SHOWN IS THE ACTUAL MATURITY DATE.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONEY MARKET FUND

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
BANK NOTES - 1.08%
$ 100,000,000   LaSalle National Bank                                                   2.34%         11/26/02      $   100,000,000

Total Bank Notes (Cost $100,000,000)                                                                                    100,000,000
                                                                                                                    ---------------

CERTIFICATES OF DEPOSIT - 8.17%
  175,000,000   Bank of Nova Scotia New York Branch                                     1.74          12/09/02          175,000,000
  100,000,000   Barclays Bank plc                                                       1.78          10/16/02          100,000,416
   87,000,000   Comerica Bank                                                           2.60          05/30/03           86,988,671
   92,000,000   HBOS Treasury Services plc                                              1.78          12/02/02           92,000,000
  100,000,000   Natexis Banque Populaires New York Branch                               1.80          02/03/03          100,000,000
  116,500,000   Southtrust Bank NA                                                      1.99          12/05/02          116,500,000
   85,000,000   Swedbank                                                                2.51          11/25/02           84,997,470

Total Certificates of Deposit (Cost $755,486,557)                                                                       755,486,557
                                                                                                                    ---------------

COMMERCIAL PAPER - 59.88%
   59,750,000   Aegon Funding Corporation                                               1.80++        01/17/03           59,430,936
   20,000,000   Amstel Funding Corporation                                              1.78++        10/03/02           19,998,022
   65,000,000   Amstel Funding Corporation                                              2.05++        11/15/02           64,835,063
   50,000,000   Aquinas Funding LLC                                                     2.00++        10/01/02           50,000,000
  200,000,000   Atlantis One Funding Corporation                                        1.81++        11/19/02          199,510,000
  106,132,000   Atlantis One Funding Corporation                                        1.71++        11/20/02          105,881,411
  185,264,000   Bavaria TRR Corporation                                                 1.77++        10/01/02          185,264,000
   70,000,000   CC (USA) Incorporated                                                   1.76++        02/10/03           69,550,834
   63,965,000   Concord Minuteman Capital Company LLC                                   1.80++        10/08/02           63,942,612
  100,178,000   Concord Minuteman Capital Company LLC                                   1.80++        10/18/02          100,092,849
   75,000,000   Concord Minuteman Capital Company LLC                                   1.82++        11/05/02           74,867,292
   10,000,000   Crown Point Capital Company LLC                                         1.76++        10/11/02            9,995,111
   22,583,000   Crown Point Capital Company LLC                                         1.76++        10/16/02           22,566,439
  100,000,000   Crown Point Capital Company LLC                                         1.81++        10/17/02           99,920,000
   25,000,000   Crown Point Capital Company LLC                                         1.89++        01/24/03           24,850,660
   40,000,000   Dorada Finance Incorporated                                             1.79++        11/26/02           39,889,245
   82,250,000   Dorada Finance Incorporated                                             1.79++        01/10/03           81,839,253
   75,000,000   Edison Asset Securitization LLC                                         1.72++        02/19/03           74,497,688
   75,000,000   Eureka Securitization Incorporated                                      1.81++        11/06/02           74,865,000
  145,718,000   Fairway Finance Corporation                                             1.80++        10/15/02          145,616,564
   50,000,000   Forrestal Funding                                                       1.76++        11/01/02           49,924,222
   50,000,000   Giro Funding US Corporation                                             1.79++        11/18/02           49,881,333
   90,000,000   Govco Incorporated                                                      1.71++        11/06/02           89,847,000
  150,000,000   Governor & Company of the Bank of Ireland                               1.97++        11/06/02          149,707,500
  125,000,000   Greyhawk Funding LLC                                                    1.77++        12/04/02          124,608,889
  100,000,000   Halogen Capital Company LLC                                             1.72++        11/12/02           99,800,500
  100,000,000   HSBC Bank Canada                                                        1.84++        02/19/03           99,287,167
   65,000,000   Irish Life & Permanent plc                                              2.28++        02/06/03           64,482,312
   45,810,000   Ivory Funding Corporation                                               1.85++        10/25/02           45,753,501
   75,000,000   Jupiter Securitization Corporation                                      1.78++        12/16/02           74,719,750
   50,000,000   Landesbanken Schleswig Holstein                                         1.76++        11/13/02           49,894,889
  102,035,000   Lexington Parker Capital Corporation LLC                                2.04++        12/02/02          101,679,878
  100,000,000   Lexington Parker Capital Corporation LLC                                1.80++        01/27/03           99,416,556

                                       28

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
$  50,000,000   Lexington Parker Capital Corporation LLC                                1.78%++       03/14/03      $    49,599,112
  133,000,000   Liberty Street Funding Corporation                                      1.78++        11/07/02          132,756,684
   95,000,000   Liquid Funding Limited                                                  1.78++        10/07/02           94,971,817
  170,000,000   Lloyds TSB Bank                                                         1.74++        12/20/02          169,346,445
   50,000,000   Moat Funding LLC                                                        2.12++        10/10/02           49,973,750
   33,510,000   Moriarity Limited                                                       2.18++        10/09/02           33,493,915
  136,400,000   Moriarty Limited                                                        1.80++        01/21/03          135,644,647
   75,000,000   Moriarty Limited                                                        1.65++        02/06/03           74,562,668
   83,795,000   Mortgage Interest Net Plus                                              1.78++        12/20/02           83,465,406
  236,594,000   Neptune Funding Corporation                                             1.81++        10/30/02          236,250,939
   36,000,000   Neptune Funding Corporation                                             1.78++        11/21/02           35,909,730
   30,522,000   Ness LLC                                                                1.81++        02/24/03           30,299,189
   74,625,000   Ness LLC                                                                1.82++        03/17/03           74,001,881
   50,755,000   Ness LLC                                                                1.74++        03/24/03           50,333,057
  110,000,000   Nestle Capital Corporation                                              1.89++        02/05/03          109,274,337
   75,000,000   Paradigm Funding LLC                                                    1.79++        10/09/02           74,970,167
  150,000,000   Paradigm Funding LLC                                                    1.79++        10/22/02          149,844,250
   75,000,000   Pennine Funding LLC                                                     1.71++        11/12/02           74,851,250
  128,000,000   Pennine Funding LLC                                                     1.66++        12/11/02          127,583,467
  145,703,000   Perry Funding Corporation                                               1.77++        11/04/02          145,459,433
   34,463,000   Perry Global Funding Limited                                            1.80++        10/23/02           34,425,091
  101,911,000   Perry Global Funding Limited                                            1.81++        12/04/02          101,584,885
  111,857,000   Perry III Funding Corporation                                           2.15++        12/05/02          111,428,837
   96,400,000   Preferred Receivables Funding Corporation                               1.77++        10/18/02           96,319,426
   25,000,000   Preferred Receivables Funding Corporation                               1.78++        11/05/02           24,956,736
   75,000,000   Prudential plc                                                          2.29++        12/20/02           74,625,000
   74,160,000   Shell Finance UK                                                        1.78++        02/12/03           73,672,789
   50,000,000   Shell Finance UK                                                        1.78++        04/16/03           49,517,078
  100,000,000   Surrey Funding Corporation                                              1.81++        10/10/02           99,955,000
   40,170,000   White Pine Finance LLC                                                  1.82++        10/07/02           40,157,882
   19,082,000   White Pine Finance LLC                                                  1.82++        10/11/02           19,072,406
   38,874,000   White Pine Finance LLC                                                  2.12++        10/21/02           38,828,647
   25,115,000   White Pine Finance LLC                                                  2.05++        10/28/02           25,076,763
   86,500,000   ZCM Matched Funding Corporation                                         1.95++        10/16/02           86,430,440
   60,000,000   ZCM Matched Funding Corporation                                         2.05++        11/13/02           59,854,517

Total Commercial Paper (Cost $5,534,914,117)                                                                          5,534,914,117
                                                                                                                    ---------------

FIXED RATE NOTES - CORPORATE - 3.04%
   59,000,000   CC USA Incorporated+                                                    2.54          06/23/03           59,000,000
   62,000,000   Links Finance LLC+                                                      2.18          11/15/02           61,979,540
   25,000,000   Links Finance LLC+                                                      2.00          10/10/03           25,000,000
   75,000,000   Merrill Lynch & Company Incorporated                                    3.03          04/02/03           75,000,000
   58,784,000   Morgan Stanley                                                          7.13          01/15/03           59,681,604

Total Fixed Rate Notes - Corporate (Cost $280,661,144)                                                                  280,661,144
                                                                                                                    ---------------

                                       29

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
FLOATING RATE COMMERCIAL PAPER - 0.54%
$  50,000,000   Fairway Finance Corporation+/-                                          2.00%         01/21/03      $    49,998,750

Total Floating Rate Commercial Paper (Cost $49,998,750)                                                                  49,998,750
                                                                                                                    ---------------

FLOATING RATE NOTES - AGENCY - 1.57%
  145,000,000   FNMA+/-                                                                 1.70          12/05/02          144,992,219

Total Floating Rate Notes - Agency (Cost $144,992,219)                                                                  144,992,219
                                                                                                                    ---------------

FLOATING RATE NOTES - CORPORATE - 14.34%
  120,000,000   American Express Centurion Bank+/-                                      1.82          10/07/02          120,000,000
   50,000,000   Bear Stearns & Company Incorporated+/-                                  2.15          03/28/03           50,068,280
   90,000,000   Bear Stearns & Company Incorporated+/-                                  1.86          04/03/03           90,000,000
   75,000,000   Dorada Finance Incorporated+/- +                                        1.77          04/16/03           74,991,905
   75,500,000   Fleet Financial Group+/-                                                2.00          03/27/03           75,574,459
   75,000,000   General Electric Capital Corporation+/-                                 1.83          11/12/02           75,001,575
  100,000,000   Goldman Sachs Group Incorporated+/-                                     1.77          02/06/03          100,000,000
   40,000,000   International Lease Finance Corporation+/-                              2.11          01/09/03           40,000,000
   50,000,000   JP Morgan Chase & Company+/-                                            1.89          03/06/03           50,028,571
  100,000,000   Lehman Brothers Holdings Incorporated+/-                                2.09          11/22/02          100,038,034
   75,000,000   Liberty Lighthouse Capital+/- +                                         1.78          04/28/03           74,991,459
   45,000,000   Liquid Funding Limited+/-                                               1.80          04/30/03           45,000,000
  140,000,000   Merrill Lynch & Company Incorporated+/-                                 1.80          01/13/03          140,000,000
  100,000,000   Northern Rock plc+/- +                                                  1.86          10/17/02          100,000,000
  150,000,000   Northern Rock plc+/- +                                                  1.75          02/14/03          150,000,000
   40,000,000   SMM Series Trust 2002 H+/- +                                            1.83          09/23/03           40,000,000

Total Floating Rate Notes - Corporate (Cost $1,325,694,283)                                                           1,325,694,283
                                                                                                                    ---------------

MUNICIPAL DEMAND NOTES - 0.01%
       90,000   Kalamazoo Funding Company LLC**                                         2.02          12/15/26               90,000
      315,000   Kalamazoo Funding Company LLC**                                         2.20          12/15/26              315,000
      155,000   Kalamazoo Funding Company LLC**                                         2.20          12/15/26              155,000
      215,000   Kalamazoo Funding Company LLC**                                         2.20          12/15/26              215,000
      195,000   Kalamazoo Funding Company LLC**                                         2.20          12/15/26              195,000
      140,000   Kalamazoo Funding Company LLC**                                         2.20          12/15/26              140,000

Total Municipal Demand Notes (Cost $1,110,000)                                                                            1,110,000
                                                                                                                    ---------------

REPURCHASE AGREEMENTS - 9.11%
   30,000,000   Banc America Securities LLC                                             2.00          10/01/02           30,000,000
  186,950,000   Banc America Securities LLC                                             1.96          10/01/02          186,950,000
  250,000,000   Bear Stearns & Company Incorporated                                     1.96          10/01/02          250,000,000
   40,255,000   Credit Suisse First Boston                                              1.96          10/01/02           40,255,000
  275,000,000   JP Morgan Securities Incorporated                                       2.00          10/01/02          275,000,000
   60,000,000   Morgan Stanley & Company Incorporated                                   2.05          10/01/02           60,000,000

Total Repurchase Agreements (Cost $842,205,000)                                                                         842,205,000
                                                                                                                    ---------------

TIME DEPOSITS - 2.76%
  215,000,000   Banque Bruxelles Lambert                                                2.00          10/01/02          215,000,000

                                       30

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE       VALUE
$  40,000,000   Societe Generale (Canada)                                               2.00%         10/01/02      $    40,000,000
                                                                                                                    ---------------

Total Time Deposits (Cost $255,000,000)                                                                                 255,000,000
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $9,290,062,070)*                         100.50%                                                              $ 9,290,062,070
Other Assets and Liabilities, Net               (0.50)                                                                  (46,671,872)
                                               ------                                                               ---------------
Total Net Assets                               100.00%                                                              $ 9,243,390,198
                                               ======                                                               ===============

+ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT
    OF 1933, AS AMENDED. THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID BY THE ADVISOR BASED ON PROCEDURES APPROVED BY THE BOARD OF DIRECTORS.
+/- VARIABLE RATE SECURITIES. THE MATURITY DATE SHOWN IS THE ACTUAL MATURITY
    DATE.
** THESE VARIABLE RATE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE REMAINING MATURITY.
++  YIELD TO MATURITY.
* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NATIONAL TAX-FREE MONEY MARKET FUND

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE       VALUE
MUNICIPAL SECURITIES - 101.35%

ALABAMA - 1.56%
$   2,500,000   Birmingham Medical Center East AL Healthcare Facilities Revenue
                 Series 569 MBIA Insured**                                              1.76%         07/01/12      $     2,500,000
    7,900,000   Stevenson AL Industrial Development Board Environmental Impact
                 Lease Revenue The Mead Corporation Project Toronto Dominion
                 Bank LOC**                                                             2.05          06/01/32            7,900,000

                                                                                                                         10,400,000
                                                                                                                    ---------------

ALASKA - 0.25%
    1,645,000   Alaska IDA Healthcare Facilities Revenue Providence Medical
                 Office Building Project KBC Bank NV LOC**                              1.35          06/01/10            1,645,000

                                                                                                                          1,645,000
                                                                                                                    ---------------

ARIZONA - 2.27%
    9,200,000   Arizona School District Tax Anticipation Note GO                        2.00          07/31/03            9,243,265
      300,000   Maricopa County AZ IDA Housing Revenue Series 1312
                 Collateralized by GNMA/FNMA/FHLMC**                                    1.80          09/01/05              300,000
    5,615,000   Pima County AZ IDA**                                                    1.85          06/01/07            5,615,000

                                                                                                                         15,158,265
                                                                                                                    ---------------

CALIFORNIA - 0.58%
    1,000,000   California HFFA Healthcare Facilities Revenue Adventist
                 Project Series A MBIA Insured**                                        1.90          09/01/28            1,000,000
    1,200,000   California Higher Education Loan Authority Student Loan
                 Revenue Series A State Street Bank & Trust CA LOC+/-                   1.80          07/01/05            1,200,000
      240,000   California Statewide CDA COP Healthcare Facilities Revenue
                 North California Retired Officers Project Bank of Scotland LOC**       1.90          06/01/26              240,000
    1,400,000   Newman Capital Trust**                                                  1.93          04/11/33            1,400,000

                                                                                                                          3,840,000
                                                                                                                    ---------------

COLORADO - 4.31%
    3,800,000   Arapahoe County CO Capital Improvements & Transportation
                 Highway Revenue Series 437 Prerefunded 8/31/05 @ 103**                 1.78          08/31/26            3,800,000
    2,000,000   Arvada CO Water Revenue FSA Insured**                                   1.50          11/01/20            2,000,000
    4,264,000   Boulder County CO MFHR Cloverbasin Village Apartments
                 Project AIG Insured**                                                  2.40          12/25/31            4,264,000
    2,000,000   Colorado State TRAN GO Series A                                         3.00          06/27/03            2,022,058
    4,985,000   Denver CO City & County Airport Revenue Series II R98
                 FSA Insured+/-                                                         2.00          11/15/16            4,985,000
    3,900,000   Denver CO Health & Hospital Authority Healthcare Facilities
                 Revenue Series B Bank One Colorado NA LOC**                            2.15          12/01/31            3,900,000
    1,000,000   Metropolitan Football Stadium CO Recreational Revenue
                 Capital Appreciation Project Series B MBIA Insured++                   2.20          01/01/03              994,558
      895,000   Roaring Forks CO**                                                      1.88          06/01/05              895,000
    5,885,000   Roaring Forks CO**                                                      1.93          06/01/34            5,885,000

                                                                                                                         28,745,616
                                                                                                                    ---------------

DISTRICT OF COLUMBIA - 0.31%
    2,065,000   District of Columbia GO Series 568 FSA Insured**                        1.76          06/01/07            2,065,000

                                                                                                                          2,065,000
                                                                                                                    ---------------

                                       32

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
FLORIDA - 0.93%
$   1,000,000   Escambia County FL HFA Series B**                                       2.20%         10/01/33      $     1,000,000
    1,000,000   Florida HFA MFHR Series J**                                             1.70          12/01/05            1,000,000
    4,205,000   Orange County FL School Board COP Lease Revenue Series II R155
                 AMBAC Insured+/-                                                       2.00          08/01/12            4,205,000

                                                                                                                          6,205,000
                                                                                                                    ---------------

GEORGIA - 4.01%
    5,000,000   Atlanta GA Airport Revenue Series SG138**                               1.78          01/01/26            5,000,000
   16,240,000   Georgia Local Government COP Series K**                                 1.78          06/01/28           16,240,000
    5,500,000   Georgia State Road & Highway Authority Bond Anticipation
                 Notes Highway Revenue                                                  2.75          11/20/02            5,500,108

                                                                                                                         26,740,108
                                                                                                                    ---------------

HAWAII - 0.21%
    1,400,000   Honolulu HI City & County GO Series C FGIC Insured**                    2.85          12/01/16            1,401,929

                                                                                                                          1,401,929
                                                                                                                    ---------------

IDAHO - 0.96%
    3,400,000   Idaho Housing & Financial Assistance MFHR Balmoral
                 Apartments II Project US Bank NA LOC**                                 2.05          04/01/33            3,400,000
    3,000,000   Nez Perce County Idaho PCR Potlatch Corporation Project
                 Bank One Chicago NA LOC**                                              1.60          12/01/07            3,000,000

                                                                                                                          6,400,000
                                                                                                                    ---------------

ILLINOIS - 5.97%
    1,900,000   Chicago IL IDR Chicagos Finest Incorporated Project
                 American National Bank & Trust LOC**                                   1.95          11/01/26            1,900,000
      640,000   Elgin IL IDR Gemini Mouldings Project LaSalle Bank NA LOC**             1.76          12/01/28              640,000
      300,000   Elmhurst IL IDR John Sakash Company Incorporated Project LaSalle
                 Bank NA LOC**                                                          1.76          02/01/25              300,000
    1,015,000   Illinois Development Finance Authority IDR Revcor
                 Incorporated Project LaSalle National Bank LOC**                       1.76          06/01/08            1,015,000
      200,000   Illinois EDFA Education Revenue Newberry Library Project Northern
                 Trust Company LOC**                                                    1.65          03/01/28              200,000
    4,000,000   Illinois GO Eagle Trust Series 2002 130**                               1.77          02/01/27            4,000,000
    2,100,000   Illinois HFFA Healthcare Facilities Revenue Memorial
                 Medical Center Project Series C Kredietbank NV LOC**                   1.70          01/01/16            2,100,000
    9,775,000   Illinois HFFA Healthcare Facilities Revenue Northwestern
                 Memorial Hospital Project Northern Trust Company LOC+/-                2.00          08/15/25            9,775,000
    4,300,000   Illinois HFFA Healthcare Facilities Revenue Northwestern
                 Memorial Hospital Project Series C**                                   2.00          08/15/32            4,300,000
    2,100,000   Illinois HFFA Healthcare Facilities Revenue Series 166
                 Morgan Stanley Dean Witter LOC AMBAC/FHA Insured+/-                    1.65          02/15/24            2,100,000
    2,000,000   Illinois State GO Series G FSA Insured**                                1.62          05/01/15            2,000,000
    3,200,000   Illinois State GO Series II R132 MBIA Insured**                         1.77          08/01/10            3,200,000
    3,300,000   Illinois State Sales Tax Revenue Series SG9**                           1.75          06/15/19            3,300,000
    5,000,000   Orland Hills IL MFHR LaSalle National Bank LOC
                 Remarketed 11/29/95**                                                  1.70          12/01/04            5,000,000

                                                                                                                         39,830,000
                                                                                                                    ---------------

                                       33

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
INDIANA - 1.53%
$   6,800,000   Indiana Bond Bank GO Series A2                                          2.25%         01/22/03      $     6,812,445
    1,000,000   Indiana HFFA Healthcare Facilities Revenue Ascension Health
                 Credit Project Series A2+/-                                            1.83          11/15/36            1,000,000
    2,400,000   Richmond IN Hospital Authority Healthcare Facilities Revenue
                 Reid Hospital & Healthcare Project US Bank NA LOC**                    1.75          01/01/12            2,400,000

                                                                                                                         10,212,445
                                                                                                                    ---------------

IOWA - 0.55%
    3,475,000   Iowa Finance Authority SFMR Series N**                                  1.83          01/01/08            3,475,000
      200,000   Urbandale IA IDR Interstate Acres LP Project Principal
                 Mutual Life Insurance Insured**                                        2.05          12/01/14              200,000

                                                                                                                          3,675,000
                                                                                                                    ---------------

KANSAS - 1.62%
    6,770,000   Kansas State Development Finance Authority Healthcare
                 Facilities Revenue Hays Medical Center Project Series N
                 Firstar Bank LOC**                                                     2.15          05/15/26            6,770,000
    1,400,000   Kansas State Development Finance Authority Healthcare
                 Facilities Revenue Stormont-Vail Project Series M MBIA Insured**       2.15          11/15/23            1,400,000
    2,640,000   Lenexa KS MFHR Series 1020**                                            1.76          07/01/04            2,640,000

                                                                                                                         10,810,000
                                                                                                                    ---------------

KENTUCKY - 0.83%
    5,500,000   Kentucky Rural Water Financing Corporation Water Revenue                2.63          12/01/02            5,506,559

                                                                                                                          5,506,559
                                                                                                                    ---------------

LOUISIANA - 3.76%
    1,700,000   Jefferson Parish LA Home Mortgage Authority Housing Revenue Series
                 229 Collateralized by GNMA/FNMA**                                      1.80          06/01/07            1,700,000
    4,000,000   Louisiana Public Facilities Authority Advance Funding Notes Series B    3.00          09/23/03            4,055,835
    3,420,000   Louisiana Public Facilities Authority Advance Funding Notes Series E    3.00          10/03/02            3,420,136
    3,150,000   Louisiana State GO Series II R111 MBIA Insured Prerefunded
                 5/15/05 @ 102**                                                        1.77          05/15/12            3,150,000
    3,785,000   Louisiana State GO Series II R128 MBIA Insured Prerefunded
                 5/15/05 @ 102**                                                        1.77          05/15/13            3,785,000
    4,500,000   Plaquemines LA Port Harbor & Term District Port Facilities
                 Revenue International Marine Term Project Series A
                 Kredietbank NV LOC**                                                   2.00          03/15/06            4,500,000
    4,500,000   Plaquemines LA Port Harbor & Term District Port Facilities
                 Revenue International Marine Term Project Series B
                 Kredietbank NV LOC**                                                   2.00          03/15/06            4,500,000

                                                                                                                         25,110,971
                                                                                                                    ---------------

MAINE - 0.27%
    1,770,000   Regional Waste System Industries ME Solid Waste Resources
                 Recovery Revenue Series R Remarketed 4/10/01**                         1.90          07/01/12            1,770,000

                                                                                                                          1,770,000
                                                                                                                    ---------------

MARYLAND - 0.76%
    1,600,000   Howard County MD MFHR Sherwood Crossing Limited Project Guardian
                 Savings & Loan LOC+/-                                                  2.00          06/01/15            1,600,000
    1,000,000   Maryland State Department of Transportation Fuel Sales Tax
                 Revenue Series 867**                                                   1.75          03/15/03            1,000,000

                                       34

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
$   2,500,000   Maryland State Health & Higher Education Facilities Authority
                 Healthcare Facilities Revenue Catholic Health Project Series B**       1.75%         12/01/15      $     2,500,000

                                                                                                                          5,100,000
                                                                                                                    ---------------

MASSACHUSETTS - 1.18%
    2,495,000   Massachusetts State GO Series II R101 FSA Insured+/-                    1.50          12/01/14            2,495,000
    5,400,000   Massachusetts State Series A**                                          1.65          09/01/16            5,400,000

                                                                                                                          7,895,000
                                                                                                                    ---------------

MICHIGAN - 5.28%
    6,495,000   Detroit MI Sewer Disposal Revenue Series II R103 FGIC Insured**         1.77          07/01/26            6,495,000
      465,000   Detroit MI Sewer Disposal Revenue Series II R116 MBIA Insured**         1.77          07/01/17              465,000
    2,635,000   Eastern Michigan University Education Facilities Revenue
                 FGIC Insured**                                                         2.15          06/01/27            2,635,000
    2,100,000   Michigan Higher Education Student Loan Revenue Series XII B
                 AMBAC Insured**                                                        1.75          10/01/13            2,100,000
    1,150,000   Michigan State Building Authority Lease Revenue Series I
                 AMBAC Insured                                                          6.00          10/01/02            1,150,000
   11,000,000   Michigan State Grant Anticipation Notes Highway Revenue
                 Series B FSA Insured**                                                 1.75          09/15/09           11,000,000
    3,700,000   Michigan State Strategic Fund Limited Obligation IDR Consumers
                 Power Company Project Series A AMBAC Insured**                         2.00          06/15/10            3,700,000
    7,700,000   Michigan State Strategic Fund Limited Obligation Recreational
                 Revenue Detroit Symphony Project Series B Michigan
                 National Bank LOC**                                                    2.00          06/01/31            7,700,000

                                                                                                                         35,245,000
                                                                                                                    ---------------

MINNESOTA - 4.07%
    1,000,000   Brooklyn Center MN Independent School District Aid Anticipation
                 Certificates GO Series B School District Credit Program Insured        1.73          08/01/03            1,010,363
      235,000   Mankato MN MFHR Highland Project US Bank Trust NA LOC Remarketed
                 10/3/00**                                                              2.20          05/01/27              235,000
      836,000   Minneapolis MN Series 711**                                             1.75          03/01/10              836,000
    5,000,000   Minneapolis MN Special School District Aid Anticipation Certificate
                 GO School District Credit Program Insured                              1.75          01/31/03            5,007,599
    1,000,000   Minnesota PFA Water PCR**                                               1.75          03/01/04            1,000,000
    1,500,000   Minnesota School Districts Tax & Aid Anticipation Certificate GO
                 Series B School District Credit Program Insured                        3.00          10/01/02            1,500,000
    2,000,000   Minnesota State GO Series 399**                                         1.71          06/01/09            2,000,000
    2,525,000   Minnesota State Higher Education Facilities Authority Education
                 Facilities Revenue St Olaf College Series 5M1 Harris Trust &
                 Savings Bank LOC**                                                     2.10          10/01/32            2,525,000
    1,900,000   Rochester MN                                                            1.30          10/02/02            1,900,000
    1,850,000   Rochester MN                                                            1.40          11/20/02            1,850,000
    3,600,000   Rochester MN Healthcare Facilities Revenue                              1.30          10/03/02            3,600,000
    3,700,000   Rochester MN Healthcare Facilities Revenue                              1.25          10/10/02            3,700,000
    1,000,000   St Anthony MN MFHR Autumn Woods Project Collateralized by FNMA**        1.70          05/15/32            1,000,000
    1,000,000   Stillwater MN Independent School District #834 Aid Anticipation
                 Certificate GO School District Credit Program Insured                  2.75          08/18/03            1,008,616

                                                                                                                         27,172,578
                                                                                                                    ---------------

MISSISSIPPI - 0.50%
    1,335,000   Mississippi Home Corporation SFMR Series 146**                          1.80          11/01/29            1,335,000
    2,000,000   Mississippi Hospital Equipment & Facilities Authority Healthcare
                 Facilities Revenue North Mississippi Health Services
                 Project Series 1**                                                     1.70          05/15/30            2,000,000

                                                                                                                          3,335,000
                                                                                                                    ---------------

                                       35

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
MISSOURI - 1.89%
$   2,100,000   Missouri Higher Education Loan Authority Student Loan Revenue
                 Series A Bank of America NA LOC**                                      1.70%         12/01/05      $     2,100,000
    9,500,000   Missouri State Health & Education Facilities Education Facilities
                 Revenue St Louis University Project Series B**                         2.15          10/01/24            9,500,000
    1,000,000   Missouri State Health & Education Facilities Healthcare Facilities
                 Revenue St Francis Medical Center Project Series A Dexia Credit
                 Local de France LOC**                                                  2.10          06/01/26            1,000,000

                                                                                                                         12,600,000
                                                                                                                    ---------------

MONTANA - 0.45%
    2,000,000   Montana State Board of Investments GO**                                 1.90          03/01/09            2,000,000
    1,000,000   Montana State Board of Investments GO**                                 1.90          03/01/18            1,000,000

                                                                                                                          3,000,000
                                                                                                                    ---------------

NEBRASKA - 1.05%
    2,000,000   Nebraska Finance Authority MFHR Bridgeport Project
                 Remarketed 2/28/02**                                                   2.04          11/03/36            2,000,000
    5,000,000   Omaha NE Public Power District Electric Revenue Series 122**            2.25          02/01/14            5,000,000

                                                                                                                          7,000,000
                                                                                                                    ---------------

NEVADA - 0.60%
    4,000,000   Nevada HFA MFHR Series A US Bank NA LOC**                               1.75          04/01/35            4,000,000

                                                                                                                          4,000,000
                                                                                                                    ---------------

NEW HAMPSHIRE - 0.24%
    1,600,000   New Hampshire Higher Education & Health Facilities Authority
                 Series SG 19**                                                         1.75          06/01/23            1,600,000

                                                                                                                          1,600,000
                                                                                                                    ---------------

NEW JERSEY - 0.23%
    1,500,000   New Jersey State Transit Revenue Series II R146 FSA Insured+/-          1.55          12/15/11            1,500,000

                                                                                                                          1,500,000
                                                                                                                    ---------------

NEW MEXICO - 1.07%
    1,360,000   Albuquerque NM IDR Karsten Company New Mexico Project Series A
                 Bank One Arizona NA LOC**                                              2.05          12/01/17            1,360,000
    1,600,000   Espanola NM Healthcare Facilities Revenue Series A LaSalle
                 National Bank LOC**                                                    1.85          11/15/10            1,600,000
    4,000,000   New Mexico State TRAN GO                                                3.00          06/30/03            4,043,729
      100,000   Silver City NM Healthcare Facilities Revenue Series A La Salle
                 National Bank LOC**                                                    1.85          11/15/10              100,000

                                                                                                                          7,103,729
                                                                                                                    ---------------

NEW YORK - 0.02%
      125,000   IBM Tax Exempt Grantor Trust Series 1999 C**                            1.93          03/14/06              125,000

                                                                                                                            125,000
                                                                                                                    ---------------

NORTH CAROLINA - 1.28%
    8,540,000   University NC Hospital Chapel Hill Healthcare Facilities
                 Revenue Series B**                                                     2.05          02/15/31            8,540,000

                                                                                                                          8,540,000
                                                                                                                    ---------------

NORTH DAKOTA - 1.16%
    2,200,000   North Dakota Rural Water Finance Corporation                            2.63          11/15/02            2,201,935

                                       36

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
$   5,500,000   Ward County ND Healthcare Facilities Revenue Trinity Obligation
                 Group Project Series A US Bank NA LOC**                                2.15%         07/01/29      $     5,500,000

                                                                                                                          7,701,935
                                                                                                                    ---------------

OHIO - 2.06%
    7,115,000   Cuyahoga County OH Hospital Revenue Cleveland Clinic Foundation
                 Series A Morgan Guaranty Trust LOC**                                   1.65          01/01/26            7,115,000
    5,900,000   Hamilton County OH Hospital Facilities Revenue Series 507**             1.90          07/15/29            5,900,000
      200,000   Hamilton County OH IDR Community Urban Redevelopment Project**          1.40          10/15/12              200,000
      500,000   Scioto County OH Healthcare Facilities Revenue VHA Center
                 Incorporated Capital Asset Series C AMBAC Insured**                    1.65          12/01/25              500,000

                                                                                                                         13,715,000
                                                                                                                    ---------------

OKLAHOMA - 3.21%
   14,050,000   Oklahoma Development Finance Authority Healthcare Facilities
                 Revenue Continuing Care Community Project Series C KBC
                 Bank NV LOC**                                                          2.15          02/01/12           14,050,000
    3,480,000   Oklahoma HFA SFMR Series 1327**                                         1.80          03/01/09            3,480,000
    2,885,000   Oklahoma State IDA Healthcare Facilities Revenue Tealridge
                 Manor Corporation Project Bank of America NA LOC**                     1.75          11/01/18            2,885,000
    1,000,000   Tulsa County OK Independent School District #001 GO Series B
                 FSA Insured                                                            4.00          08/01/03            1,020,534

                                                                                                                         21,435,534
                                                                                                                    ---------------

OREGON - 3.20%
    3,000,000   Gilliam County OR Solid Waste Disposal Revenue Waste Management
                 Incorporated Project**                                                 1.80          07/01/27            3,000,000
    5,700,000   Oregon State Department of Transportation Highway Revenue Series A      4.00          11/15/02            5,716,968
    1,995,000   Oregon State Housing & Community Services Department SFMR Series U      2.12          11/14/02            1,995,000
    6,300,000   Oregon State Tax Anticipation Notes GO Series A                         3.25          05/01/03            6,344,823
    4,300,000   Tri-County Metropolitan Transportation District OR GO Series 142**      1.76          08/01/19            4,300,000

                                                                                                                         21,356,791
                                                                                                                    ---------------

OTHER - 3.99%
    3,500,000   ABN Amro Munitops 2001 23 Munitops Certificates MBIA Insured**          1.75          12/01/09            3,500,000
    1,045,000   Koch Fixed Rate Series 6A**                                             1.98          10/06/03            1,045,000
    6,165,000   MBIA Capital Corporation**                                              1.88          01/14/16            6,165,000
    2,000,000   Munimae Trust Housing Revenue Collateralized by FHLMC**                 1.85          12/19/05            2,000,000
    7,240,310   Pitney Bowes Credit Corporation Leasetops Trust Series 1999 2
                 AMBAC Insured+/-                                                       2.50          07/20/05            7,240,310
    2,844,322   Pitney Bowes Credit Corporation Leasetops Trust Series 2002 1
                 AMBAC Insured+/-                                                       2.15          07/19/06            2,844,322
    1,030,000   Puttable Floating Option Tax Exempt Receipts Series PPT 4**             2.15          10/11/30            1,030,000
    2,760,000   US Bancorp Project Funding Trust+/- +                                   1.83          01/01/10            2,760,000

                                                                                                                         26,584,632
                                                                                                                    ---------------

PENNSYLVANIA - 4.95%
   12,600,000   Pennsylvania Economic Development Finance Authority Resource
                 Recovery Revenue Reliant Energy Seward LLC Project Series A
                 Westdeutsche Landesbank LOC**                                          1.80          12/01/36           12,600,000

   16,200,000   Pennsylvania State Higher Education Facilities Authority Student
                 Loan Revenue Series A AMBAC Insured**                                  1.70          12/01/25           16,200,000

                                       37

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
$   4,230,000   Pennsylvania State Turnpike Oil Franchise Tax Revenue Series II
                 R1005 AMBAC Insured**                                                  1.63%         12/01/15      $     4,230,000

                                                                                                                         33,030,000
                                                                                                                    ---------------

SOUTH CAROLINA - 0.81%
    1,200,000   South Carolina State GO Capital Improvement Project Series A            3.25          01/01/03            1,205,014
      300,000   South Carolina State Public Service Authority Series SG2**              1.75          07/01/21              300,000
    3,900,000   South Carolina State Public Service Authority Series SG32
                 FGIC Insured**                                                         1.75          01/01/23            3,900,000

                                                                                                                          5,405,014
                                                                                                                    ---------------

TENNESSEE - 3.38%
      855,000   Clarksville TN Public Building Authority Facilities Revenue Pooled
                 Financing Tennessee Municipal Bond Funding Project
                 Bank of America NA LOC**                                               1.70          06/01/24              855,000
    1,800,000   Clarksville TN Public Building Authority Facilities Revenue Pooled
                 Financing Tennessee Municipal Bond Funding Project
                 Bank of America NA LOC**                                               1.70          06/01/29            1,800,000
    5,000,000   Clarksville TN Public Building Authority Facilities Revenue Pooled
                 Financing Tennessee Municipal Bond Funding Project
                 Bank of America NA LOC**                                               2.05          07/01/31            5,000,000
    4,000,000   Memphis Center City TN Revenue Finance Corporation MFHR
                 Series 1220**                                                          1.76          11/01/29            4,000,000
    1,315,000   Metropolitan Government Nashville & Davidson County TN GO
                 Series A & B                                                           5.00          10/15/02            1,316,362
    2,600,000   Metropolitan Government Nashville & Davidson County TN IDR
                 YMCA Projects Nationsbank NA LOC**                                     1.70          12/01/18            2,600,000
    4,985,000   Portland TN Health & Education Facilities Board Healthcare
                 Facilities Revenue Series 322 FSA Insured**                            1.88          11/15/14            4,985,000
    2,000,000   Shelby County TN Health Education and Housing Facility
                 Board Healthcare Facilities Revenue                                    1.50          10/18/02            2,000,000

                                                                                                                         22,556,362
                                                                                                                    ---------------

TEXAS - 14.98%
    2,500,000   Austin TX Eagle Trust Series 2001 4302 FSA Insured**                    1.77          11/15/17            2,500,000
    4,300,000   Austin TX Utilities System Revenue Series II R159 FSA Insured**         1.77          05/15/14            4,300,000
    4,000,000   Calhoun County TX Resource Recovery Revenue Formosa Plastics
                 Corporation Project Bank of America NA LOC**                           1.80          05/01/25            4,000,000
    7,700,000   Cameron TX Healthcare Facilities Revenue Dallas Jewish
                 Community Foundation Project Allied Irish Bank plc LOC**               1.80          12/01/30            7,700,000
    4,995,000   Collin County TX Housing Financing Corporation MFHR Series 1160**       1.86          06/01/04            4,995,000
    3,410,000   Coppell TX Independent School District GO Series 220 PSF Insured**      1.83          08/15/27            3,410,000
    5,400,000   Galena Park TX Independent School District GO Series SG153
                 PSF Insured**                                                          1.75          08/15/23            5,400,000
    5,600,000   Harris County TX Health Facilities Development Corporation
                 Healthcare Facilities Revenue Texas Childrens Hospital Project
                 Series B1 MBIA Insured**                                               2.05          10/01/29            5,600,000
    5,500,000   Houston TX Higher Education Facilities Authority Education
                 Facilities Revenue Series SG139**                                      1.75          11/15/29            5,500,000
    4,245,000   Houston TX Independent School District GO Series 462 PSF Insured**      1.76          02/15/26            4,245,000
    1,000,000   Houston TX Water & Sewer Systems Revenue Series SG120 FGIC
                 Insured**                                                              1.75          12/01/23            1,000,000
    3,200,000   Houston TX Water & Sewer Systems Water Revenue Series 495
                 FGIC Insured**                                                         1.76          12/01/30            3,200,000
    1,200,000   North Cent TX Health Facilities Development Corporation Healthcare
                 Facilities Revenue Methodist Hospitals Dallas Project
                 Series B MBIA Insured**                                                2.05          10/01/15            1,200,000
    1,000,000   North Cent TX Health Facilities Development Corporation Private
                 Schools Revenue Dallas Jewish Community Foundation Allied
                 Irish Bank plc LOC**                                                   1.80          12/01/30            1,000,000

                                       38

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
$   2,600,000   Polly Ryon Hospital Authority TX Healthcare Facilities Revenue
                 Polly Ryon Memorial Hospital Project JP Morgan
                 Chase & Company LOC**                                                  1.70%         11/01/26      $     2,600,000
    4,150,000   Texas State Department of Housing & Community Affairs
                 Series 1215**                                                          1.95          12/01/39            4,150,000
    1,000,000   Texas State GO Series B Prerefunded 10/01/02 @ 100                      6.10          10/01/12            1,000,000
   28,800,000   Texas State TRAN GO                                                     2.75          08/29/03           29,148,665
    2,000,000   Town Center Improvement District TX Sales & Hotel Occupancy Tax
                 Revenue Series 884 FGIC Insured**                                      1.50          03/01/09            2,000,000
    3,985,000   Travis County TX HFA SFMR Series 1287 Collateralized by GNMA**          1.80          09/01/18            3,985,000
    3,000,000   University of Texas                                                     1.30          12/04/02            3,003,661

                                                                                                                         99,937,326
                                                                                                                    ---------------

UTAH - 3.09%
    2,000,000   Utah State Board Regents Student Loan Revenue Series C
                 AMBAC Insured**                                                        1.65          11/01/13            2,000,000
   15,200,000   Utah State Board Regents Student Loan Revenue Series R
                 AMBAC Insured**                                                        1.70          11/01/31           15,200,000
    3,400,000   Utah Transportation Authority Sales Tax Revenue Series B
                 Bayerische Landesbank LOC**                                            1.65          09/01/32            3,400,000

                                                                                                                         20,600,000
                                                                                                                    ---------------

VIRGINIA - 0.35%
    2,335,000   Richmond VA GO Series II R168 FGIC Insured**                            1.77          01/15/16            2,335,000

                                                                                                                          2,335,000
                                                                                                                    ---------------

WASHINGTON - 5.77%
    4,200,000   Energy Northwest WA Electric Revenue Series 846 FSA Insured**           1.76          01/01/10            4,200,000
    5,270,000   Energy Northwest WA Electric Revenue Series C FSA Insured**             1.80          01/01/10            5,270,000
    4,000,000   Energy Northwest WA Electric Revenue Series II R151 MBIA Insured+/-     1.75          07/01/18            4,000,000
    9,750,000   Issaquah WA Community Properties Series A Bank of America NA LOC**      1.70          02/15/21            9,750,000
    2,500,000   Seattle WA IDR Longview Fibre Company ABN AMRO Bank NV LOC**            1.80          01/01/03            2,500,000
    2,200,000   Washington State Economic Development Finance Authority IDR Ace
                 Tank Project US Bank NA LOC**                                          1.95          11/01/18            2,200,000
    1,140,000   Washington State Economic Development Finance Authority IDR Canam
                 Steel Project Series D Bank of America NA LOC**                        1.85          09/30/30            1,140,000
    2,200,000   Washington State Housing Finance Community MFHR Country Club
                 Apartments Series A US Bank NA LOC**                                   2.30          08/01/32            2,200,000
    3,140,000   Washington State Housing Finance Community MFHR Lakewood Meadows
                 Apartments Project Series A**                                          1.90          07/15/33            3,140,000
    2,000,000   Washington State Public Power Supply System Power Revenue
                 Series B                                                               5.50          07/01/03            2,056,421
    1,700,000   Washington State Public Power Supply System Series CMC2+/-              1.85          01/01/05            1,700,000
      300,000   Washington State Public Power Supply System Series CMC3 AMBAC
                 Insured+/-                                                             1.85          07/01/07              300,000

                                                                                                                         38,456,421
                                                                                                                    ---------------

WISCONSIN - 3.85%
    4,600,000   Kenosha WI USD #001 TRAN GO                                             2.70          10/04/02            4,600,186
    5,000,000   Wisconsin Housing & Economic Development Authority MFHR Series F
                 MBIA Insured**                                                         1.95          11/01/33            5,000,000

    2,600,000   Wisconsin State Health & Education Facilities Authority
                 Healthcare Facilities Revenue Gundersen Lutheran Project
                 Series A FSA Insured**                                                 2.15          12/01/15            2,600,000

                                       39

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
$   6,400,000   Wisconsin State Health & Education Facilities Authority
                 Healthcare Facilities Revenue Gundersen Lutheran Project
                 Series B FSA Insured**                                                 2.15%         12/01/29      $     6,400,000
    2,100,000   Wisconsin State Health & Education Facilities Authority
                 Healthcare Facilities Revenue ProHealth Incorporated Project
                 Series B AMBAC Insured**                                               2.15          08/15/30            2,100,000
    5,000,000   Wisconsin State Health & Education Facilities Authority
                 Healthcare Facilities Revenue Riverview Hospital Association
                 Project Firstar Bank NA LOC**                                          2.20          10/01/30            5,000,000

                                                                                                                         25,700,186
                                                                                                                    ---------------

WYOMING - 2.01%
    1,000,000   Lincoln County WY PCR Exxon Project Series A**                          2.00          07/01/17            1,000,000
    3,300,000   Sublette County WY PCR Exxon Project Series A Guaranteed by
                 Exxon Corporation**                                                    2.10          07/01/17            3,300,000
    3,000,000   Sweetwater County WY Environmental Improvement Pacificorp
                 Project Bank One NA LOC**                                              2.15          11/01/25            3,000,000
    6,100,000   Sweetwater County WY PCR Pacificorp Project Series A
                 Commerzbank AG LOC+/-                                                  1.95          07/01/15            6,100,000

                                                                                                                         13,400,000
                                                                                                                    ---------------

Total Municipal Securities (Cost $675,946,401)                                                                          675,946,401
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
 (COST $675,946,401)*                          101.35%                                                              $   675,946,401
Other Assets and Liabilities, Net               (1.35)                                                                   (8,993,444)
                                               ------                                                               ---------------
Total Net Assets                               100.00%                                                              $   666,952,957
                                               ======                                                               ===============

+ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT
    OF 1933, AS AMENDED. THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID BY THE ADVISOR BASED ON PROCEDURES APPROVED BY THE BOARD OF DIRECTORS.
+/- VARIABLE RATE SECURITIES. THE MATURITY DATE SHOWN IS THE ACTUAL MATURITY
    DATE.
** THESE VARIABLE RATE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE REMAINING MATURITY. THE MATURITY DATE SHOWN IS THE ACTUAL MATURITY DATE.
++  ZERO COUPON BOND.
* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

100% TREASURY MONEY MARKET FUND

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
US TREASURY SECURITIES - 95.40%

US TREASURY BILLS - 91.16%
$ 429,513,000   US Treasury Bills                                                       1.83%+        10/03/02      $   429,470,210
  335,490,000   US Treasury Bills                                                       1.73+         10/17/02          335,236,912
  562,675,000   US Treasury Bills                                                       1.72+         10/24/02          562,068,134
  100,725,000   US Treasury Bills                                                       1.71+         10/31/02          100,584,318
  112,135,000   US Treasury Bills                                                       1.63+         11/07/02          111,950,348
   25,000,000   US Treasury Bills                                                       1.63+         11/21/02           24,943,156
  225,000,000   US Treasury Bills                                                       1.66+         11/29/02          224,397,300
  137,500,000   US Treasury Bills                                                       1.72+         12/12/02          137,036,875
  300,000,000   US Treasury Bills                                                       1.71+         12/19/02          298,895,098
  100,000,000   US Treasury Bills                                                       1.64+         12/26/02           99,614,195
  100,000,000   US Treasury Bills                                                       1.66+         02/06/03           99,424,000
   75,000,000   US Treasury Bills                                                       1.65+         02/20/03           74,523,709

                                                                                                                      2,498,144,255
                                                                                                                    ---------------

US TREASURY NOTES - 4.24%
   85,000,000   US Treasury Notes                                                       5.13          12/31/02           85,657,291
   29,940,000   US Treasury Notes                                                       5.50          02/28/03           30,402,763

                                                                                                                        116,060,054
                                                                                                                    ---------------

Total US Treasury Securities (Cost $2,614,204,309)                                                                    2,614,204,309
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $2,614,204,309)*                          95.40%                                                              $ 2,614,204,309
Other Assets and Liabilities, Net                4.60                                                                   126,100,838
                                               ------                                                               ---------------
Total Net Assets                               100.00%                                                              $ 2,740,305,147
                                               ======                                                               ===============

+   YIELD TO MATURITY.
* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

TREASURY PLUS MONEY MARKET FUND

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
US TREASURY SECURITIES - 55.14%

US TREASURY BILLS - 44.45%
$ 275,000,000   US Treasury Bills                                                       1.70%+       10/03/02       $   274,974,437
   75,000,000   US Treasury Bills                                                       1.96+         10/17/02           74,936,333
   37,500,000   US Treasury Bills                                                       1.91+         10/24/02           37,455,318
   50,000,000   US Treasury Bills                                                       1.91+         10/31/02           49,922,083
  137,500,000   US Treasury Bills                                                       1.69+         11/07/02          137,264,254
  125,000,000   US Treasury Bills                                                       1.76+         11/29/02          124,645,386
   50,000,000   US Treasury Bills                                                       1.65+         12/05/02           49,854,202
   75,000,000   US Treasury Bills                                                       1.67+         01/09/03           74,658,334
   75,000,000   US Treasury Bills                                                       1.62+         02/06/03           74,578,668
   62,500,000   US Treasury Bills                                                       1.66+         03/13/03           62,040,148

                                                                                                                        960,329,163
                                                                                                                    ---------------

US TREASURY NOTES - 10.69%
   50,000,000   US Treasury Notes                                                       2.20          12/31/02           50,358,171
   87,500,000   US Treasury Notes                                                       2.13          01/31/03           88,253,085
   40,711,000   US Treasury Notes                                                       1.77          02/15/03           41,386,288
   25,000,000   US Treasury Notes                                                       1.66          02/28/03           25,304,602
   12,500,000   US Treasury Notes                                                       1.75          08/15/03           12,928,600
   12,500,000   US Treasury Notes                                                       1.80          09/30/03           12,616,943

                                                                                                                        230,847,689
                                                                                                                    ---------------

Total US Treasury Securities
 (Cost $1,191,176,852)                                                                                                1,191,176,852
                                                                                                                    ---------------

REPURCHASE AGREEMENTS - 44.90%
  485,000,000   Bear Stearns & Company Incorporated                                     1.90          10/01/02          485,000,000
   36,902,000   Deutsche Bank Securities                                                1.85          10/01/02           36,902,000
   63,177,000   Goldman Sachs & Company                                                 1.65          10/01/02           63,177,000
   70,000,000   Goldman Sachs & Company                                                 1.85          10/01/02           70,000,000
  315,000,000   UBS Warburg                                                             1.90          10/01/02          315,000,000

Total Repurchase Agreements (Cost $970,079,000)                                                                         970,079,000
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
 (COST $2,161,255,852)*                                 100.04%                                                     $ 2,161,255,852
Other Assets and Liabilities, Net                        (0.04)                                                            (817,532)
                                                        ------                                                      ---------------
Total Net Assets                                        100.00%                                                     $ 2,160,438,320
                                                        ======                                                      ===============

+   YIELD TO MATURITY.
* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

THIS PAGE IS INTENTIONALLY LEFT BLANK --

MONEY MARKET FUNDS                       STATEMENTS OF ASSETS AND LIABILITIES --
                                                  SEPTEMBER 30, 2002 (UNAUDITED)

                                                                       CALIFORNIA
                                                                         TAX-FREE        GOVERNMENT
                                                                            MONEY             MONEY
                                                                      MARKET FUND       MARKET FUND
---------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
   In securities at amortized cost                                $ 2,502,941,397   $ 3,183,002,476
   Repurchase Agreements, at Cost                                               0     1,754,647,384
   Cash                                                                   149,223            50,192
   Receivable for interest and other receivables                        9,050,918        11,554,432
   Receivable for investments sold                                              0                 0
   Prepaid expenses and other assets                                            0                 0
                                                                  ---------------   ---------------
TOTAL ASSETS                                                        2,512,141,538     4,949,254,484
                                                                  ---------------   ---------------

LIABILITIES
   Payable for investments purchased                                            0       122,629,369
   Payable to investment advisor and affiliates                           727,867         1,904,733
   Payable to other related parties                                       454,852            43,154
   Accrued expenses and other liabilities                                 397,376           492,465
   Dividends payable                                                      133,465         4,403,706
                                                                  ---------------   ---------------
TOTAL LIABILITIES                                                       1,713,560       129,473,427
                                                                  ---------------   ---------------
TOTAL NET ASSETS                                                  $ 2,510,427,978   $ 4,819,781,057
                                                                  ===============   ===============

NET ASSETS CONSIST OF:

   Paid-in capital                                                $ 2,510,228,613   $ 4,819,315,440
   Undistributed net investment income                                          0             4,552
   Undistributed net realized gain (loss) on investments                  199,365           461,065
                                                                  ---------------   ---------------
TOTAL NET ASSETS                                                  $ 2,510,427,978   $ 4,819,781,057
                                                                  ===============   ===============

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE

   Net assets - Class A                                           $ 2,240,738,313   $   193,540,900
   Shares outstanding - Class A                                     2,240,636,681       193,522,716
   Net asset value and offering price per share - Class A         $          1.00   $          1.00
   Net assets - Class B                                                       N/A               N/A
   Shares outstanding - Class B                                               N/A               N/A
   Net asset value and offering price per share - Class B                     N/A               N/A
   Net assets - Service Class                                     $   269,689,665   $ 4,626,240,157
   Shares outstanding - Service Class                                 269,596,899     4,625,848,622
   Net asset value and offering price per share - Service Class   $          1.00   $          1.00
                                                                  ---------------   ---------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       44

                                                                        MINNESOTA
                                                                            MONEY             MONEY
                                                                      MARKET FUND       MARKET FUND
---------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
   In securities at amortized cost                                $   122,722,939   $ 8,447,857,070
   Repurchase Agreements, at Cost                                               0       842,205,000
   Cash                                                                    52,808            50,118
   Receivable for interest and other receivables                          479,174        12,756,690
   Receivable for investments sold                                              0                 0
   Prepaid expenses and other assets                                            0                 0
                                                                  ---------------   ---------------
TOTAL ASSETS                                                          123,254,921     9,302,868,878
                                                                  ---------------   ---------------

LIABILITIES
   Payable for investments purchased                                            0        49,998,750
   Payable to investment advisor and affiliates                            45,378         2,965,409
   Payable to other related parties                                        25,683         3,216,279
   Accrued expenses and other liabilities                                  57,552         2,904,183
   Dividends payable                                                        1,559           394,059
                                                                  ---------------   ---------------
TOTAL LIABILITIES                                                         130,172        59,478,680
                                                                  ---------------   ---------------
TOTAL NET ASSETS                                                  $   123,124,749   $ 9,243,390,198
                                                                  ===============   ===============

NET ASSETS CONSIST OF:

   Paid-in capital                                                $   123,127,075   $ 9,243,469,499
   Undistributed net investment income                                        899            29,325
   Undistributed net realized gain (loss) on investments                   (3,225)         (108,626)
                                                                  ---------------   ---------------
TOTAL NET ASSETS                                                  $   123,124,749   $ 9,243,390,198
                                                                  ===============   ===============

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE

   Net assets - Class A                                           $   123,124,749   $ 7,042,608,883
   Shares outstanding - Class A                                       123,127,053     7,042,106,869
   Net asset value and offering price per share - Class A         $          1.00   $          1.00
   Net assets - Class B                                                       N/A   $ 2,200,781,315
   Shares outstanding - Class B                                               N/A     2,200,716,373
   Net asset value and offering price per share - Class B                     N/A   $          1.00
   Net assets - Service Class                                                 N/A               N/A
   Shares outstanding - Service Class                                         N/A               N/A
   Net asset value and offering price per share - Service Class               N/A               N/A
                                                                  ---------------   ---------------

                                                                         NATIONAL
                                                                         TAX-FREE     100% TREASURY     TREASURY PLUS
                                                                            MONEY             MONEY             MONEY
                                                                      MARKET FUND       MARKET FUND       MARKET FUND
---------------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
   In securities at amortized cost                                $   675,946,401   $ 2,614,204,309   $ 1,191,176,852
   Repurchase Agreements, at Cost                                               0                 0       970,079,000
   Cash                                                                    98,907            69,110            50,590
   Receivable for interest and other receivables                        2,464,134         1,241,916         1,915,169
   Receivable for investments sold                                              0       128,115,449                 0
   Prepaid expenses and other assets                                            0                 0                 0
                                                                  ---------------   ---------------   ---------------
TOTAL ASSETS                                                          678,509,442     2,743,630,784     2,163,221,611
                                                                  ---------------   ---------------   ---------------

LIABILITIES
   Payable for investments purchased                                   11,002,636                 0                 0
   Payable to investment advisor and affiliates                           194,160           886,995           635,501
   Payable to other related parties                                       138,708            31,989           418,279
   Accrued expenses and other liabilities                                 196,330           363,558           177,232
   Dividends payable                                                       24,651         2,043,095         1,552,279
                                                                  ---------------   ---------------   ---------------
TOTAL LIABILITIES                                                      11,556,485         3,325,637         2,783,291
                                                                  ---------------   ---------------   ---------------
TOTAL NET ASSETS                                                  $   666,952,957   $ 2,740,305,147   $ 2,160,438,320
                                                                  ===============   ===============   ===============

NET ASSETS CONSIST OF:

   Paid-in capital                                                $   666,920,560   $ 2,739,970,892   $ 2,160,400,862
   Undistributed net investment income                                          0           308,138            23,135
   Undistributed net realized gain (loss) on investments                   32,397            26,117            14,323
                                                                  ---------------   ---------------   ---------------
TOTAL NET ASSETS                                                  $   666,952,957   $ 2,740,305,147   $ 2,160,438,320
                                                                  ===============   ===============   ===============

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE

   Net assets - Class A                                           $   666,952,957   $   152,758,853   $ 2,160,438,320
   Shares outstanding - Class A                                       666,927,691       152,707,336     2,160,439,080
   Net asset value and offering price per share - Class A         $          1.00   $          1.00   $          1.00
   Net assets - Class B                                                       N/A               N/A               N/A
   Shares outstanding - Class B                                               N/A               N/A               N/A
   Net asset value and offering price per share - Class B                     N/A               N/A               N/A
   Net assets - Service Class                                                 N/A   $ 2,587,546,294               N/A
   Shares outstanding - Service Class                                         N/A     2,587,262,269               N/A
   Net asset value and offering price per share - Service Class               N/A   $          1.00               N/A
                                                                  ---------------   ---------------   ---------------

MONEY MARKET FUNDS          STATEMENTS OF OPERATIONS -- FOR THE SIX MONTHS ENDED
                                                  SEPTEMBER 30, 2002 (UNAUDITED)

                                                         CALIFORNIA
                                                           TAX-FREE      GOVERNMENT
                                                              MONEY           MONEY
                                                        MARKET FUND     MARKET FUND
-----------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest                                            $ 19,576,663    $ 50,159,153
                                                       ------------    ------------
TOTAL INVESTMENT INCOME                                  19,576,663      50,159,153
                                                       ------------    ------------

EXPENSES
   Advisory fees                                          3,901,152       8,975,696
   Administration fees                                    1,950,576       3,846,727
   Custody                                                  260,077         512,897
   Shareholder servicing fees                             2,912,645         208,907
   Portfolio accounting fees                                 76,448         111,863
   Transfer agent
    Class A                                                 306,746          18,256
    Class B                                                     N/A             N/A
    Service Class                                            12,488         154,110
   Distribution fees
    Class B                                                     N/A             N/A
   Legal and audit fees                                      17,976          18,257
   Registration fees                                         66,843          46,093
   Directors' fees                                            2,088           2,088
   Shareholder reports                                       59,284          91,868
   Other                                                     19,894          33,030
                                                       ------------    ------------
TOTAL EXPENSES                                            9,586,217      14,019,792

LESS:
   Waived fees and reimbursed expenses                   (1,405,529)       (988,472)
   Net Expenses                                           8,180,688      13,031,320
                                                       ------------    ------------
NET INVESTMENT INCOME                                    11,395,975      37,127,833
                                                       ------------    ------------
   Net Realized Gain (Loss) from Investments                198,379         367,749
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS   $ 11,594,354    $ 37,495,582
                                                       ============    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       46

                                                          MINNESOTA
                                                              MONEY           MONEY
                                                        MARKET FUND     MARKET FUND
-----------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest                                            $  1,077,229    $ 95,274,362
                                                       ------------    ------------
TOTAL INVESTMENT INCOME                                   1,077,229      95,274,362
                                                       ------------    ------------

EXPENSES
   Advisory fees                                            195,445      19,655,318
   Administration fees                                       97,722       7,370,744
   Custody                                                   13,030         982,766
   Shareholder servicing fees                               162,870      12,284,574
   Portfolio accounting fees                                 26,299         179,953
   Transfer agent
    Class A                                                   4,479       4,596,406
    Class B                                                     N/A         143,522
    Service Class                                               N/A             N/A
   Distribution fees
    Class B                                                     N/A       8,481,087
   Legal and audit fees                                      14,131          19,659
   Registration fees                                         16,409         681,564
   Directors' fees                                            2,088           2,088
   Shareholder reports                                        2,210         208,262
   Other                                                        963         133,135
                                                       ------------    ------------
TOTAL EXPENSES                                              535,646      54,739,078

LESS:
   Waived fees and reimbursed expenses                      (14,461)     (8,912,883)
   Net Expenses                                             521,185      45,826,195
                                                       ------------    ------------
NET INVESTMENT INCOME                                       556,044      49,448,167
                                                       ------------    ------------
   Net Realized Gain (Loss) from Investments                      0        (108,626)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS   $    556,044    $ 49,339,541
                                                       ============    ============

                                                           NATIONAL
                                                           TAX-FREE    100% TREASURY    TREASURY PLUS
                                                              MONEY            MONEY            MONEY
                                                        MARKET FUND      MARKET FUND      MARKET FUND
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest                                            $  5,416,647    $  24,098,803    $  19,143,604
                                                       ------------    -------------    -------------
TOTAL INVESTMENT INCOME                                   5,416,647       24,098,803       19,143,604
                                                       ------------    -------------    -------------

EXPENSES
   Advisory fees                                            835,242        4,738,629        3,656,344
   Administration fees                                      501,145        2,030,841        1,567,005
   Custody                                                   66,819          270,779          208,934
   Shareholder servicing fees                               835,242          204,787        2,611,674
   Portfolio accounting fees                                 43,120           70,725           61,708
   Transfer agent
    Class A                                                  37,842              983           24,228
    Class B                                                     N/A              N/A              N/A
    Service Class                                               N/A           82,280              N/A
   Distribution fees
    Class B                                                     N/A              N/A              N/A
   Legal and audit fees                                      16,086           13,733           19,198
   Registration fees                                         37,765          142,578           25,996
   Directors' fees                                            2,088            2,088            2,088
   Shareholder reports                                       10,205           52,271           45,109
   Other                                                      3,804           27,105           14,219
                                                       ------------    -------------    -------------
TOTAL EXPENSES                                            2,389,358        7,636,799        8,236,503

LESS:
   Waived fees and reimbursed expenses                     (217,731)      (1,253,249)      (1,446,150)
   Net Expenses                                           2,171,627        6,383,550        6,790,353
                                                       ------------    -------------    -------------
NET INVESTMENT INCOME                                     3,245,020       17,715,253       12,353,251
                                                       ------------    -------------    -------------
   Net Realized Gain (Loss) from Investments                 31,432           41,870              (27)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS   $  3,276,452    $  17,757,123    $  12,353,224
                                                       ============    =============    =============

MONEY MARKET FUNDS                           STATEMENTS OF CHANGES IN NET ASSETS

                                                                                       CALIFORNIA TAX-FREE
                                                                                         MONEY MARKET FUND
                                                                             ---------------------------------------
                                                                                    (UNAUDITED)
                                                                                        FOR THE              FOR THE
                                                                               SIX MONTHS ENDED           YEAR ENDED
                                                                             SEPTEMBER 30, 2002       MARCH 31, 2002
--------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets                                                      $    2,711,585,081      $ 2,678,493,851

OPERATIONS:
   Net investment income                                                             11,395,975           41,154,353
   Net realized gain (loss) on sale of investments                                      198,379              541,899
                                                                             ------------------      ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                 11,594,354           41,696,252
                                                                             ------------------      ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
    Class A                                                                          (9,974,372)         (37,226,171)
    Class B                                                                                 N/A                  N/A
    S Shares/Service Class                                                           (1,421,603)          (3,928,182)
   Net realized gain on sale of investments
    Class A                                                                                   0                    0
    Class B                                                                                 N/A                  N/A
    S Shares/Service Class                                                                    0                    0
CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares sold - Class A                                           1,231,924,987        3,366,248,451
    Reinvestment of dividends - Class A                                               8,669,501           32,356,836
    Cost of shares redeemed - Class A                                            (1,448,750,990)      (3,478,715,349)
                                                                             ------------------      ---------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS - CLASS A                                                     (208,156,502)         (80,110,062)
                                                                             ------------------      ---------------
    Proceeds from shares sold - Class B                                                     N/A                  N/A
    Reinvestment of dividends - Class B                                                     N/A                  N/A
    Cost of shares redeemed - Class B                                                       N/A                  N/A
                                                                             ------------------      ---------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS - CLASS B                                                              N/A                  N/A
                                                                             ------------------      ---------------
    Proceeds from shares sold - Class S/Service Class                               181,195,384          419,369,428
    Reinvestment of dividends - Class S/Service Class                                 1,336,438            3,791,040
    Cost of shares redeemed - Class S/Service Class                                (175,730,802)        (310,501,075)
                                                                             ------------------      ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - CLASS S/SERVICE CLASS                                         6,801,020          112,659,393
                                                                             ------------------      ---------------
NET INCREASE (DECREASE) IN NET ASSETS                                              (201,157,103)          33,091,230
                                                                             ==================      ===============
NET ASSETS:

ENDING NET ASSETS                                                            $    2,510,427,978      $ 2,711,585,081
SHARE ISSUED AND REDEEMED:
   Shares sold - Class A                                                          1,231,924,987        3,366,248,450
   Shares issued in reinvestment of dividends - Class A                               8,669,501           32,356,836
   Shares redeemed - Class A                                                     (1,448,750,990)      (3,478,715,349)
                                                                             ------------------      ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A                            (208,156,502)         (80,110,063)
                                                                             ------------------      ---------------
   Shares sold - Class B                                                                    N/A                  N/A
   Shares issued in reinvestment of dividends - Class B                                     N/A                  N/A
   Shares redeemed - Class B                                                                N/A                  N/A
                                                                             ------------------      ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B                                     N/A                  N/A
                                                                             ------------------      ---------------
   Shares sold - Class S/Service Class                                              181,195,384          419,369,429
   Shares issued in reinvestment of dividends - Class S/Service Class                 1,336,436            3,791,040
   Shares redeemed - Class S/Service Class                                         (175,730,802)        (310,501,075)
                                                                             ------------------      ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS S/SERVICE CLASS                 6,801,018          112,659,394
                                                                             ------------------      ---------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME                        $               --      $            --
                                                                             ==================      ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       48

                                                                                           GOVERNMENT
                                                                                        MONEY MARKET FUND
                                                                             -------------------------------------
                                                                                    (UNAUDITED)
                                                                                        FOR THE            FOR THE
                                                                               SIX MONTHS ENDED         YEAR ENDED
                                                                             SEPTEMBER 30, 2002     MARCH 31, 2002
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets                                                      $    5,896,987,284   $  3,253,603,571

OPERATIONS:
   Net investment income                                                             37,127,833        115,613,675
   Net realized gain (loss) on sale of investments                                      367,749            211,577
                                                                             ------------------   ----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                 37,495,582        115,825,252
                                                                             ------------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
    Class A                                                                          (1,004,031)        (2,721,725)
    Class B                                                                                 N/A                N/A
    S Shares/Service Class                                                          (36,123,798)      (112,891,950)
   Net realized gain on sale of investments
    Class A                                                                                   0               (441)
    Class B                                                                                 N/A                N/A
    S Shares/Service Class                                                                    0            (15,200)
CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares sold - Class A                                             143,192,600        239,192,059
    Reinvestment of dividends - Class A                                                 664,392          1,827,702
    Cost of shares redeemed - Class A                                               (94,904,500)      (168,909,420)
                                                                             ------------------   ----------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS - CLASS A                                                       48,952,492         72,110,341
                                                                             ------------------   ----------------
    Proceeds from shares sold - Class B                                                     N/A                N/A
    Reinvestment of dividends - Class B                                                     N/A                N/A
    Cost of shares redeemed - Class B                                                       N/A                N/A
                                                                             ------------------   ----------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS - CLASS B                                                              N/A                N/A
                                                                             ------------------   ----------------
    Proceeds from shares sold - Class S/Service Class                            17,273,406,544     38,162,206,360
    Reinvestment of dividends - Class S/Service Class                                 6,200,358         19,056,076
    Cost of shares redeemed - Class S/Service Class                             (18,406,133,374)   (35,610,185,000)
                                                                             ------------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - CLASS S/SERVICE CLASS                                    (1,126,526,472)     2,571,077,436
                                                                             ------------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS                                            (1,077,206,227)     2,643,383,713
                                                                             ==================   ================
NET ASSETS:

ENDING NET ASSETS                                                            $    4,819,781,057   $  5,896,987,284
SHARE ISSUED AND REDEEMED:
   Shares sold - Class A                                                            143,192,605        239,192,059
   Shares issued in reinvestment of dividends - Class A                                 664,391          1,827,702
   Shares redeemed - Class A                                                        (94,904,500)      (168,909,420)
                                                                             ------------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A                              48,952,496         72,110,341
                                                                             ------------------   ----------------
   Shares sold - Class B                                                                    N/A                N/A
   Shares issued in reinvestment of dividends - Class B                                     N/A                N/A
   Shares redeemed - Class B                                                                N/A                N/A
                                                                             ------------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B                                     N/A                N/A
                                                                             ------------------   ----------------
   Shares sold - Class S/Service Class                                           17,273,406,544     38,162,207,895
   Shares issued in reinvestment of dividends - Class S/Service Class                 6,200,358         19,056,076
   Shares redeemed - Class S/Service Class                                      (18,406,133,374)   (35,610,185,000)
                                                                             ------------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS S/SERVICE CLASS            (1,126,526,472)     2,571,078,971
                                                                             ------------------   ----------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME                        $            4,552   $          4,548
                                                                             ==================   ================

                                                                                         MINNESOTA
                                                                                        MONEY MARKET
                                                                             -----------------------------------
                                                                                    (UNAUDITED)
                                                                                        FOR THE          FOR THE
                                                                               SIX MONTHS ENDED       YEAR ENDED
                                                                             SEPTEMBER 30, 2002   MARCH 31, 2002
----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets                                                      $      141,873,237   $  113,871,035

OPERATIONS:
   Net investment income                                                                556,044        1,890,049
   Net realized gain (loss) on sale of investments                                            0           (3,225)
                                                                             ------------------   --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                    556,044        1,886,824
                                                                             ------------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
    Class A                                                                            (555,145)      (1,890,049)
    Class B                                                                                 N/A              N/A
    S Shares/Service Class                                                                  N/A              N/A
   Net realized gain on sale of investments
    Class A                                                                                   0                0
    Class B                                                                                 N/A              N/A
    S Shares/Service Class                                                                  N/A              N/A
CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares sold - Class A                                              72,033,823      204,820,430
    Reinvestment of dividends - Class A                                                 540,370        1,695,996
    Cost of shares redeemed - Class A                                               (91,323,580)    (178,510,999)
                                                                             ------------------   --------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS - CLASS A                                                      (18,749,387)      28,005,427
                                                                             ------------------   --------------
    Proceeds from shares sold - Class B                                                     N/A              N/A
    Reinvestment of dividends - Class B                                                     N/A              N/A
    Cost of shares redeemed - Class B                                                       N/A              N/A
                                                                             ------------------   --------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS - CLASS B                                                              N/A              N/A
                                                                             ------------------   --------------
    Proceeds from shares sold - Class S/Service Class                                       N/A              N/A
    Reinvestment of dividends - Class S/Service Class                                       N/A              N/A
    Cost of shares redeemed - Class S/Service Class                                         N/A              N/A
                                                                             ------------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - CLASS S/SERVICE CLASS                                               N/A              N/A
                                                                             ------------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS                                               (18,748,488)      28,002,202
                                                                             ==================   ==============
NET ASSETS:

ENDING NET ASSETS                                                            $      123,124,749   $  141,873,237
SHARE ISSUED AND REDEEMED:
   Shares sold - Class A                                                             72,033,822      204,820,409
   Shares issued in reinvestment of dividends - Class A                                 540,370        1,695,996
   Shares redeemed - Class A                                                        (91,323,580)    (178,510,999)
                                                                             ------------------   --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A                             (18,749,388)      28,005,406
                                                                             ------------------   --------------
   Shares sold - Class B                                                                    N/A              N/A
   Shares issued in reinvestment of dividends - Class B                                     N/A              N/A
   Shares redeemed - Class B                                                                N/A              N/A
                                                                             ------------------   --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B                                     N/A              N/A
                                                                             ------------------   --------------
   Shares sold - Class S/Service Class                                                      N/A              N/A
   Shares issued in reinvestment of dividends - Class S/Service Class                       N/A              N/A
   Shares redeemed - Class S/Service Class                                                  N/A              N/A
                                                                             ------------------   --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS S/SERVICE CLASS                       N/A              N/A
                                                                             ------------------   --------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME                        $              899   $           --
                                                                             ------------------   --------------

                                                                                         MONEY MARKET FUND
                                                                             ---------------------------------------
                                                                                    (UNAUDITED)
                                                                                        FOR THE              FOR THE
                                                                               SIX MONTHS ENDED           YEAR ENDED
                                                                             SEPTEMBER 30, 2002       MARCH 31, 2002
--------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets                                                      $   10,209,151,148     $ 16,899,576,890

OPERATIONS:
   Net investment income                                                             49,448,167          262,917,016
   Net realized gain (loss) on sale of investments                                     (108,626)                   0
                                                                             ------------------     ----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                 49,339,541          262,917,016
                                                                             ------------------     ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
    Class A                                                                         (44,579,384)        (219,319,418)
    Class B                                                                          (4,839,458)         (43,597,598)
    S Shares/Service Class                                                                  N/A                  N/A
   Net realized gain on sale of investments
    Class A                                                                                   0               (3,962)
    Class B                                                                                   0               (1,268)
    S Shares/Service Class                                                                  N/A                  N/A
CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares sold - Class A                                           3,155,057,667        9,747,206,222
    Reinvestment of dividends - Class A                                              42,335,060          208,835,767
    Cost of shares redeemed - Class A                                            (3,990,593,283)     (16,526,631,675)
                                                                             ------------------     ----------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS - CLASS A                                                     (793,200,556)      (6,570,589,686)
                                                                             ------------------     ----------------
    Proceeds from shares sold - Class B                                           1,561,410,953        3,546,164,943
    Reinvestment of dividends - Class B                                               4,831,544           43,801,669
    Cost of shares redeemed - Class B                                            (1,738,723,590)      (3,709,797,438)
                                                                             ------------------     ----------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS - CLASS B                                                     (172,481,093)        (119,830,826)
                                                                             ------------------     ----------------
    Proceeds from shares sold - Class S/Service Class                                       N/A                  N/A
    Reinvestment of dividends - Class S/Service Class                                       N/A                  N/A
    Cost of shares redeemed - Class S/Service Class                                         N/A                  N/A
                                                                             ------------------     ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - CLASS S/SERVICE CLASS                                               N/A                  N/A
                                                                             ------------------     ----------------
NET INCREASE (DECREASE) IN NET ASSETS                                              (965,760,950)      (6,690,425,742)
                                                                             ==================     ================
NET ASSETS:

ENDING NET ASSETS                                                            $    9,243,390,198     $ 10,209,151,148
SHARE ISSUED AND REDEEMED:
   Shares sold - Class A                                                          3,155,057,667        9,747,206,222
   Shares issued in reinvestment of dividends - Class A                              42,335,060          208,835,767
   Shares redeemed - Class A                                                     (3,990,593,283)     (16,526,631,675)
                                                                             ------------------     ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A                            (793,200,556)      (6,570,589,686)
                                                                             ------------------     ----------------
   Shares sold - Class B                                                          1,561,410,953        3,546,164,944
   Shares issued in reinvestment of dividends - Class B                               4,831,544           43,801,669
   Shares redeemed - Class B                                                     (1,738,723,590)      (3,709,797,438)
                                                                             ------------------     ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B                            (172,481,093)        (119,830,825)
                                                                             ------------------     ----------------
   Shares sold - Class S/Service Class                                                      N/A                  N/A
   Shares issued in reinvestment of dividends - Class S/Service Class                       N/A                  N/A
   Shares redeemed - Class S/Service Class                                                  N/A                  N/A
                                                                             ------------------     ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS S/SERVICE CLASS                       N/A                  N/A
                                                                             ------------------     ----------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME                        $           29,325     $             --
                                                                             ==================     ================

                                                                                        NATIONAL TAX-FREE
                                                                                        MONEY MARKET FUND
                                                                           ----------------------------------------
                                                                                  (UNAUDITED)
                                                                                      FOR THE              FOR THE
                                                                             SIX MONTHS ENDED           YEAR ENDED
                                                                           SEPTEMBER 30, 2002       MARCH 31, 2002
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets                                                    $      626,095,833   $      445,252,162

OPERATIONS:
   Net investment income                                                            3,245,020            9,886,949
   Net realized gain (loss) on sale of investments                                     31,432              140,867
                                                                           ------------------   ------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                3,276,452           10,027,816
                                                                           ------------------   ------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
    Class A                                                                        (3,245,020)         (10,021,234)
    Class B                                                                               N/A                  N/A
    S Shares/Service Class                                                                N/A                  N/A
   Net realized gain on sale of investments
    Class A                                                                                 0                    0
    Class B                                                                               N/A                  N/A
    S Shares/Service Class                                                                N/A                  N/A
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold - Class A                                            592,712,405        1,077,952,999
   Reinvestment of dividends - Class A                                              3,208,420            9,944,169
   Cost of shares redeemed - Class A                                             (555,095,133)        (907,060,079)
                                                                           ------------------   ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - CLASS A                                                    40,825,692          180,837,089
                                                                           ------------------   ------------------
   Proceeds from shares sold - Class B                                                    N/A                  N/A
   Reinvestment of dividends - Class B                                                    N/A                  N/A
   Cost of shares redeemed - Class B                                                      N/A                  N/A
                                                                           ------------------   ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - CLASS B                                                           N/A                  N/A
                                                                           ------------------   ------------------
   Proceeds from shares sold - Class S/Service Class                                      N/A                  N/A
   Reinvestment of dividends - Class S/Service Class                                      N/A                  N/A
   Cost of shares redeemed - Class S/Service Class                                        N/A                  N/A
                                                                           ------------------   ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - CLASS S/SERVICE CLASS                                             N/A                  N/A
                                                                           ------------------   ------------------
NET INCREASE (DECREASE) IN NET ASSETS                                              40,857,124          180,843,671
                                                                           ==================   ==================
NET ASSETS:

ENDING NET ASSETS                                                          $      666,952,957   $      626,095,833
SHARE ISSUED AND REDEEMED:
   Shares sold - Class A                                                          592,712,404        1,077,952,998
   Shares issued in reinvestment of dividends - Class A                             3,208,421            9,944,169
   Shares redeemed - Class A                                                     (555,095,133)        (907,060,079)
                                                                           ------------------   ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A                            40,825,692          180,837,088
                                                                           ------------------   ------------------
   Shares sold - Class B                                                                  N/A                  N/A
   Shares issued in reinvestment of dividends - Class B                                   N/A                  N/A
   Shares redeemed - Class B                                                              N/A                  N/A
                                                                           ------------------   ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B                                   N/A                  N/A
                                                                           ------------------   ------------------
   Shares sold - Class S/Service Class                                                    N/A                  N/A
   Shares issued in reinvestment of dividends - Class S/Service Class                     N/A                  N/A
   Shares redeemed - Class S/Service Class                                                N/A                  N/A
                                                                           ------------------   ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS S/SERVICE CLASS                     N/A                  N/A
                                                                           ------------------   ------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME                      $               --   $               --
                                                                           ==================   ==================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       50

                                                                                          100% TREASURY
                                                                                        MONEY MARKET FUND
                                                                           ---------------------------------------
                                                                                  (UNAUDITED)
                                                                                      FOR THE              FOR THE
                                                                             SIX MONTHS ENDED           YEAR ENDED
                                                                           SEPTEMBER 30, 2002       MARCH 31, 2002
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets                                                    $    2,663,835,087   $    2,352,877,712

OPERATIONS:
   Net investment income                                                           17,715,253           67,166,024
   Net realized gain (loss) on sale of investments                                     41,870              950,960
                                                                           ------------------   ------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                               17,757,123           68,116,984
                                                                           ------------------   ------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
    Class A                                                                          (926,159)          (3,798,635)
    Class B                                                                               N/A                  N/A
    S Shares/Service Class                                                        (16,789,093)         (63,664,743)
   Net realized gain on sale of investments
    Class A                                                                                 0              (44,127)
    Class B                                                                               N/A                  N/A
    S Shares/Service Class                                                                  0             (705,560)
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold - Class A                                            146,565,342          323,306,700
   Reinvestment of dividends - Class A                                                917,491            3,809,651
   Cost of shares redeemed - Class A                                             (156,673,426)        (263,424,839)
                                                                           ------------------   ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - CLASS A                                                    (9,190,593)          63,691,512
                                                                           ------------------   ------------------
   Proceeds from shares sold - Class B                                                    N/A                  N/A
   Reinvestment of dividends - Class B                                                    N/A                  N/A
   Cost of shares redeemed - Class B                                                      N/A                  N/A
                                                                           ------------------   ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - CLASS B                                                           N/A                  N/A
                                                                           ------------------   ------------------
   Proceeds from shares sold - Class S/Service Class                            8,087,718,180       11,436,509,850
   Reinvestment of dividends - Class S/Service Class                                3,725,833           17,087,616
   Cost of shares redeemed - Class S/Service Class                             (8,005,825,231)     (11,206,235,522)
                                                                           ------------------   ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - CLASS S/SERVICE CLASS                                      85,618,782          247,361,944
                                                                           ------------------   ------------------
NET INCREASE (DECREASE) IN NET ASSETS                                              76,470,060          310,957,375
                                                                           ==================   ==================
NET ASSETS:

ENDING NET ASSETS                                                          $    2,740,305,147   $    2,663,835,087
SHARE ISSUED AND REDEEMED:
   Shares sold - Class A                                                          146,565,343          323,306,699
   Shares issued in reinvestment of dividends - Class A                               917,492            3,809,651
   Shares redeemed - Class A                                                     (156,673,426)        (263,424,839)
                                                                           ------------------   ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A                            (9,190,591)          63,691,511
                                                                           ------------------   ------------------
   Shares sold - Class B                                                                  N/A                  N/A
   Shares issued in reinvestment of dividends - Class B                                   N/A                  N/A
   Shares redeemed - Class B                                                              N/A                  N/A
                                                                           ------------------   ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B                                   N/A                  N/A
                                                                           ------------------   ------------------
   Shares sold - Class S/Service Class                                          8,087,718,180       11,436,509,847
   Shares issued in reinvestment of dividends - Class S/Service Class               3,725,832           17,087,616
   Shares redeemed - Class S/Service Class                                     (8,005,825,231)     (11,206,235,522)
                                                                           ------------------   ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS S/SERVICE CLASS              85,618,781          247,361,941
                                                                           ------------------   ------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME                      $          308,138   $          308,137
                                                                           ==================   ==================

                                                                                       TREASURY PLUS
                                                                                     MONEY MARKET FUND
                                                                           ---------------------------------------
                                                                                   (UNAUDITED)
                                                                                      FOR THE              FOR THE
                                                                             SIX MONTHS ENDED           YEAR ENDED
                                                                           SEPTEMBER 30, 2002       MARCH 31, 2002
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets                                                    $    1,913,897,956   $    1,568,050,469

OPERATIONS:
   Net investment income                                                           12,353,251           42,635,688
   Net realized gain (loss) on sale of investments                                        (27)             312,999
                                                                           ------------------   ------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                               12,353,224           42,948,687
                                                                           ------------------   ------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
    Class A                                                                       (12,353,251)         (42,635,688)
    Class B                                                                               N/A                  N/A
    S Shares/Service Class                                                                N/A                  N/A
   Net realized gain on sale of investments
    Class A                                                                                 0             (388,967)
    Class B                                                                               N/A                  N/A
    S Shares/Service Class                                                                N/A                  N/A
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold - Class A                                          4,175,397,854        6,035,135,430
   Reinvestment of dividends - Class A                                              2,416,228            9,632,059
   Cost of shares redeemed - Class A                                           (3,931,273,691)      (5,698,844,034)
                                                                           ------------------   ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - CLASS A                                                   246,540,391          345,923,455
                                                                           ------------------   ------------------
   Proceeds from shares sold - Class B                                                    N/A                  N/A
   Reinvestment of dividends - Class B                                                    N/A                  N/A
   Cost of shares redeemed - Class B                                                      N/A                  N/A
                                                                           ------------------   ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - CLASS B                                                           N/A                  N/A
                                                                           ------------------   ------------------
   Proceeds from shares sold - Class S/Service Class                                      N/A                  N/A
   Reinvestment of dividends - Class S/Service Class                                      N/A                  N/A
   Cost of shares redeemed - Class S/Service Class                                        N/A                  N/A
                                                                           ------------------   ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - CLASS S/SERVICE CLASS                                             N/A                  N/A
                                                                           ------------------   ------------------
NET INCREASE (DECREASE) IN NET ASSETS                                             246,540,364          345,847,487
                                                                           ==================   ==================
NET ASSETS:

ENDING NET ASSETS                                                          $    2,160,438,320   $    1,913,897,956
SHARE ISSUED AND REDEEMED:
   Shares sold - Class A                                                        4,175,398,493        6,035,135,735
   Shares issued in reinvestment of dividends - Class A                             2,416,228            9,632,059
   Shares redeemed - Class A                                                   (3,931,273,691)      (5,698,844,034)
                                                                           ------------------   ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A                           246,541,030          345,923,760
                                                                           ------------------   ------------------
   Shares sold - Class B                                                                  N/A                  N/A
   Shares issued in reinvestment of dividends - Class B                                   N/A                  N/A
   Shares redeemed - Class B                                                              N/A                  N/A
                                                                           ------------------   ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B                                   N/A                  N/A
                                                                           ------------------   ------------------
   Shares sold - Class S/Service Class                                                    N/A                  N/A
   Shares issued in reinvestment of dividends - Class S/Service Class                     N/A                  N/A
   Shares redeemed - Class S/Service Class                                                N/A                  N/A
                                                                           ------------------   ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS S/SERVICE CLASS                     N/A                  N/A
                                                                           ------------------   ------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME                      $           23,135   $           23,135
                                                                           ==================   ==================

MONEY MARKET FUNDS                                          FINANCIAL HIGHLIGHTS

                                                                                      NET REALIZED
                                                      BEGINNING                                AND     DIVIDENDS
                                                      NET ASSET           NET           UNREALIZED      FROM NET
                                                      VALUE PER    INVESTMENT       GAIN (LOSS) ON    INVESTMENT
                                                          SHARE        INCOME          INVESTMENTS        INCOME
----------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND

CLASS A
April 1, 2002 to September 30, 2002 (Unaudited)       $    1.00          0.00(5)              0.00          0.00(5)
April 1, 2001 to March 31, 2002                       $    1.00          0.02                 0.00         (0.02)
April 1, 2000 to March 31, 2001                       $    1.00          0.03                 0.00         (0.03)
April 1, 1999 to March 31, 2000                       $    1.00          0.02                 0.00         (0.02)
April 1, 1998 to March 31, 1999                       $    1.00          0.02                 0.00         (0.02)
April 1, 1997 to March 31, 1998                       $    1.00          0.03                 0.00         (0.03)

GOVERNMENT MONEY MARKET FUND

CLASS A
April 1, 2002 to September 30, 2002 (Unaudited)       $    1.00          0.01                 0.00         (0.01)
April 1, 2001 to March 31, 2002                       $    1.00          0.03                 0.00         (0.03)
April 1, 2000 to March 31, 2001                       $    1.00          0.06                 0.00         (0.06)
November 8, 1999(2) to March 31, 2000                 $    1.00          0.02                 0.00         (0.02)

MINNESOTA MONEY MARKET FUND

CLASS A
April 1, 2002 to September 30, 2002 (Unaudited)       $    1.00          0.00(5)              0.00          0.00(5)
April 1, 2001 to March 31, 2002                       $    1.00          0.02                 0.00         (0.02)
August 14, 2000(2) to March 31, 2001                  $    1.00          0.02                 0.00         (0.02)

MONEY MARKET FUND

CLASS A
April 1, 2002 to September 30, 2002 (Unaudited)       $    1.00          0.01                 0.00         (0.01)
April 1, 2001 to March 31, 2002                       $    1.00          0.03                 0.00         (0.03)
April 1, 2000 to March 31, 2001                       $    1.00          0.06                 0.00         (0.06)
April 1, 1999 to March 31, 2000                       $    1.00          0.05                 0.00         (0.05)
April 1, 1998 to March 31, 1999                       $    1.00          0.05                 0.00         (0.05)
April 1, 1997 to March 31, 1998                       $    1.00          0.05                 0.00         (0.05)

CLASS B
April 1, 2002 to September 30, 2002 (Unaudited)       $    1.00          0.00(5)              0.00          0.00(5)
April 1, 2001 to March 31, 2002                       $    1.00          0.02                 0.00         (0.02)
April 1, 2000 to March 31, 2001                       $    1.00          0.05                 0.00         (0.05)
April 1, 1999 to March 31, 2000(3)                    $    1.00          0.04                 0.00         (0.04)
April 1, 1998 to March 31, 1999                       $    1.00          0.04                 0.00         (0.04)
April 1, 1997 to March 31, 1998                       $    1.00          0.04                 0.00         (0.04)

NATIONAL TAX-FREE MONEY MARKET FUND

CLASS A
April 1, 2002 to September 30, 2002 (Unaudited)       $    1.00          0.00(5)              0.00          0.00(5)
April 1, 2001 to March 31, 2002                       $    1.00          0.02                 0.00         (0.02)
April 1, 2000 to March 31, 2001                       $    1.00          0.04                 0.00         (0.04)
June 1, 1999 to March 31, 2000(4)                     $    1.00          0.03                 0.00         (0.03)
June 1, 1998 to May 31, 1999                          $    1.00          0.03                 0.00         (0.03)
June 1, 1997 to May 31, 1998                          $    1.00          0.03                 0.00         (0.03)
June 1, 1996 to May 31, 1997                          $    1.00          0.03                 0.00         (0.03)

100% TREASURY MONEY MARKET FUND

CLASS A
April 1, 2002 to September 30, 2002 (Unaudited)       $    1.00          0.01                 0.00         (0.01)
April 1, 2001 to March 31, 2002                       $    1.00          0.02                 0.00         (0.02)
April 1, 2000 to March 31, 2001                       $    1.00          0.05                 0.00         (0.05)
November 8, 1999(2) to March 31, 2000                 $    1.00          0.02                 0.00         (0.02)

TREASURY PLUS MONEY MARKET FUND

CLASS A
April 1, 2002 to September 30, 2002 (Unaudited)       $    1.00          0.01                 0.00         (0.01)
April 1, 2001 to March 31, 2002                       $    1.00          0.03                 0.00         (0.03)
April 1, 2000 to March 31, 2001                       $    1.00          0.05                 0.00         (0.05)
April 1, 1999 to March 31, 2000                       $    1.00          0.04                 0.00         (0.04)
April 1, 1998 to March 31, 1999                       $    1.00          0.05                 0.00         (0.05)
April 1, 1997 to March 31, 1998                       $    1.00          0.05                 0.00         (0.05)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       52

                                                      DISTRIBUTIONS       ENDING
                                                           FROM NET    NET ASSET
                                                           REALIZED    VALUE PER
                                                           GAINS(5)        SHARE
--------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND

CLASS A
April 1, 2002 to September 30, 2002 (Unaudited)                0.00    $    1.00
April 1, 2001 to March 31, 2002                                0.00    $    1.00
April 1, 2000 to March 31, 2001                                0.00    $    1.00
April 1, 1999 to March 31, 2000                                0.00    $    1.00
April 1, 1998 to March 31, 1999                                0.00    $    1.00
April 1, 1997 to March 31, 1998                                0.00    $    1.00

GOVERNMENT MONEY MARKET FUND

CLASS A
April 1, 2002 to September 30, 2002 (Unaudited)                0.00    $    1.00
April 1, 2001 to March 31, 2002                                0.00    $    1.00
April 1, 2000 to March 31, 2001                                0.00    $    1.00
November 8, 1999(2) to March 31, 2000                          0.00    $    1.00

MINNESOTA MONEY MARKET FUND

CLASS A
April 1, 2002 to September 30, 2002 (Unaudited)                0.00    $    1.00
April 1, 2001 to March 31, 2002                                0.00    $    1.00
August 14, 2000(2) to March 31, 2001                           0.00    $    1.00

MONEY MARKET FUND

CLASS A
April 1, 2002 to September 30, 2002 (Unaudited)                0.00    $    1.00
April 1, 2001 to March 31, 2002                                0.00    $    1.00
April 1, 2000 to March 31, 2001                                0.00    $    1.00
April 1, 1999 to March 31, 2000                                0.00    $    1.00
April 1, 1998 to March 31, 1999                                0.00    $    1.00
April 1, 1997 to March 31, 1998                                0.00    $    1.00

CLASS B
April 1, 2002 to September 30, 2002 (Unaudited)                0.00    $    1.00
April 1, 2001 to March 31, 2002                                0.00    $    1.00
April 1, 2000 to March 31, 2001                                0.00    $    1.00
April 1, 1999 to March 31, 2000(3)                             0.00    $    1.00
April 1, 1998 to March 31, 1999                                0.00    $    1.00
April 1, 1997 to March 31, 1998                                0.00    $    1.00

NATIONAL TAX-FREE MONEY MARKET FUND

CLASS A
April 1, 2002 to September 30, 2002 (Unaudited)                0.00    $    1.00
April 1, 2001 to March 31, 2002                                0.00    $    1.00
April 1, 2000 to March 31, 2001                                0.00    $    1.00
June 1, 1999 to March 31, 2000(4)                              0.00    $    1.00
June 1, 1998 to May 31, 1999                                   0.00    $    1.00
June 1, 1997 to May 31, 1998                                   0.00    $    1.00
June 1, 1996 to May 31, 1997                                   0.00    $    1.00

100% TREASURY MONEY MARKET FUND

CLASS A
April 1, 2002 to September 30, 2002 (Unaudited)                0.00    $    1.00
April 1, 2001 to March 31, 2002                                0.00    $    1.00
April 1, 2000 to March 31, 2001                                0.00    $    1.00
November 8, 1999(2) to March 31, 2000                          0.00    $    1.00

TREASURY PLUS MONEY MARKET FUND

CLASS A
April 1, 2002 to September 30, 2002 (Unaudited)                0.00    $    1.00
April 1, 2001 to March 31, 2002                                0.00    $    1.00
April 1, 2000 to March 31, 2001                                0.00    $    1.00
April 1, 1999 to March 31, 2000                                0.00    $    1.00
April 1, 1998 to March 31, 1999                                0.00    $    1.00
April 1, 1997 to March 31, 1998                                0.00    $    1.00

                                                        RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                                      -------------------------------------------
                                                      NET INVESTMENT          NET           GROSS
                                                              INCOME     EXPENSES     EXPENSES(1)
-------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND

CLASS A
April 1, 2002 to September 30, 2002 (Unaudited)                 0.86%        0.65%           0.76%
April 1, 2001 to March 31, 2002                                 1.52%        0.65%           0.77%
April 1, 2000 to March 31, 2001                                 2.93%        0.65%           0.77%
April 1, 1999 to March 31, 2000                                 2.48%        0.65%           0.96%
April 1, 1998 to March 31, 1999                                 2.46%        0.65%           1.03%
April 1, 1997 to March 31, 1998                                 2.85%        0.65%           1.05%

GOVERNMENT MONEY MARKET FUND

CLASS A
April 1, 2002 to September 30, 2002 (Unaudited)                 1.20%        0.75%           0.80%
April 1, 2001 to March 31, 2002                                 2.33%        0.75%           1.00%
April 1, 2000 to March 31, 2001                                 5.69%        0.75%           0.81%
November 8, 1999(2) to March 31, 2000                           4.99%        0.75%           0.81%

MINNESOTA MONEY MARKET FUND

CLASS A
April 1, 2002 to September 30, 2002 (Unaudited)                 0.85%        0.80%           0.82%
April 1, 2001 to March 31, 2002                                 1.65%        0.80%           0.83%
August 14, 2000(2) to March 31, 2001                            2.03%        0.51%           0.56%

MONEY MARKET FUND

CLASS A
April 1, 2002 to September 30, 2002 (Unaudited)                 1.18%        0.76%           0.97%
April 1, 2001 to March 31, 2002                                 2.58%        0.76%           0.97%
April 1, 2000 to March 31, 2001                                 5.60%        0.76%           0.95%
April 1, 1999 to March 31, 2000                                 4.78%        0.75%           1.01%
April 1, 1998 to March 31, 1999                                 4.67%        0.75%           0.93%
April 1, 1997 to March 31, 1998                                 4.95%        0.75%           0.93%

CLASS B
April 1, 2002 to September 30, 2002 (Unaudited)                 0.43%        1.51%           1.61%
April 1, 2001 to March 31, 2002                                 1.76%        1.51%           1.60%
April 1, 2000 to March 31, 2001                                 4.86%        1.51%           1.69%
April 1, 1999 to March 31, 2000(3)                              4.06%        1.46%           1.65%
April 1, 1998 to March 31, 1999                                 4.01%        1.42%           1.62%
April 1, 1997 to March 31, 1998                                 4.28%        1.42%           1.62%

NATIONAL TAX-FREE MONEY MARKET FUND

CLASS A
April 1, 2002 to September 30, 2002 (Unaudited)                 0.97%        0.65%           0.72%
April 1, 2001 to March 31, 2002                                 1.78%        0.65%           0.71%
April 1, 2000 to March 31, 2001                                 3.47%        0.65%           0.81%
June 1, 1999 to March 31, 2000(4)                               2.96%        0.65%           0.87%
June 1, 1998 to May 31, 1999                                    2.72%        0.65%           0.86%
June 1, 1997 to May 31, 1998                                    3.13%        0.65%           0.83%
June 1, 1996 to May 31, 1997                                    3.01%        0.65%           0.87%

100% TREASURY MONEY MARKET FUND

CLASS A
April 1, 2002 to September 30, 2002 (Unaudited)                 1.13%        0.65%           0.79%
April 1, 2001 to March 31, 2002                                 2.33%        0.65%           0.79%
April 1, 2000 to March 31, 2001                                 5.28%        0.65%           0.74%
November 8, 1999(2) to March 31, 2000                           4.89%        0.65%           0.82%

TREASURY PLUS MONEY MARKET FUND

CLASS A
April 1, 2002 to September 30, 2002 (Unaudited)                 1.18%        0.65%           0.79%
April 1, 2001 to March 31, 2002                                 2.44%        0.65%           0.78%
April 1, 2000 to March 31, 2001                                 5.47%        0.65%           0.80%
April 1, 1999 to March 31, 2000                                 4.56%        0.65%           0.82%
April 1, 1998 to March 31, 1999                                 4.50%        0.65%           0.79%
April 1, 1997 to March 31, 1998                                 4.93%        0.62%           0.85%

                                                                   NET ASSETS AT
                                                       TOTAL       END OF PERIOD
                                                      RETURN     (000'S OMITTED)
--------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND

CLASS A
April 1, 2002 to September 30, 2002 (Unaudited)         0.43%    $     2,240,738
April 1, 2001 to March 31, 2002                         1.54%    $     2,448,719
April 1, 2000 to March 31, 2001                         2.99%    $     2,528,345
April 1, 1999 to March 31, 2000                         2.51%    $     2,464,890
April 1, 1998 to March 31, 1999                         2.49%    $     2,246,123
April 1, 1997 to March 31, 1998                         2.91%    $     2,118,881

GOVERNMENT MONEY MARKET FUND

CLASS A
April 1, 2002 to September 30, 2002 (Unaudited)         0.61%    $       193,541
April 1, 2001 to March 31, 2002                         2.60%    $       144,577
April 1, 2000 to March 31, 2001                         5.70%    $        72,460
November 8, 1999(2) to March 31, 2000                   1.99%    $        58,960

MINNESOTA MONEY MARKET FUND

CLASS A
April 1, 2002 to September 30, 2002 (Unaudited)         0.43%    $       123,125
April 1, 2001 to March 31, 2002                         1.75%    $       141,873
August 14, 2000(2) to March 31, 2001                    2.07%    $       113,871

MONEY MARKET FUND

CLASS A
April 1, 2002 to September 30, 2002 (Unaudited)         0.59%    $     7,042,609
April 1, 2001 to March 31, 2002                         2.54%    $     7,835,864
April 1, 2000 to March 31, 2001                         5.77%    $    14,406,458
April 1, 1999 to March 31, 2000                         4.84%    $    13,441,754
April 1, 1998 to March 31, 1999                         4.79%    $     9,137,812
April 1, 1997 to March 31, 1998                         5.07%    $     6,711,584

CLASS B
April 1, 2002 to September 30, 2002 (Unaudited)         0.21%    $     2,200,781
April 1, 2001 to March 31, 2002                         1.78%    $     2,373,287
April 1, 2000 to March 31, 2001                         4.99%    $     2,493,119
April 1, 1999 to March 31, 2000(3)                      4.10%    $     1,736,843
April 1, 1998 to March 31, 1999                         4.10%    $     1,158,589
April 1, 1997 to March 31, 1998                         4.37%    $       951,172

NATIONAL TAX-FREE MONEY MARKET FUND

CLASS A
April 1, 2002 to September 30, 2002 (Unaudited)         0.49%    $       666,953
April 1, 2001 to March 31, 2002                         1.87%    $       626,096
April 1, 2000 to March 31, 2001                         3.57%    $       445,252
June 1, 1999 to March 31, 2000(4)                       2.84%    $       324,452
June 1, 1998 to May 31, 1999                            2.76%    $        41,174
June 1, 1997 to May 31, 1998                            3.18%    $        44,070
June 1, 1996 to May 31, 1997                            3.08%    $        54,616

100% TREASURY MONEY MARKET FUND

CLASS A
April 1, 2002 to September 30, 2002 (Unaudited)         0.57%    $       152,759
April 1, 2001 to March 31, 2002                         2.48%    $       161,947
April 1, 2000 to March 31, 2001                         5.39%    $        98,260
November 8, 1999(2) to March 31, 2000                   1.89%    $         2,047

TREASURY PLUS MONEY MARKET FUND

CLASS A
April 1, 2002 to September 30, 2002 (Unaudited)         0.59%    $     2,160,438
April 1, 2001 to March 31, 2002                         2.57%    $     1,913,898
April 1, 2000 to March 31, 2001                         5.64%    $     1,568,050
April 1, 1999 to March 31, 2000                         4.20%    $     1,150,181
April 1, 1998 to March 31, 1999                         4.62%    $       543,903
April 1, 1997 to March 31, 1998                         5.06%    $       381,594

MONEY MARKET FUNDS                     NOTES TO FINANCIAL HIGHLIGHTS (UNAUDITED)

NOTES TO FINANCIAL HIGHLIGHTS

(1) During each period, various fees and expenses were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 9).

(2) Commencement of operations

(3) This class of shares was redesignated from Class S to Class B on November 8, 1999.

(4) The Fund changed its fiscal year-end from May 31 to March 31

(5) Rounds to less than $0.01

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

       Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 66 separate series. These financial statements present the California Tax-Free Money Market, Government Money Market, Minnesota Money Market, Money Market, National Tax-Free Money Market, 100% Treasury Money Market, and Treasury Plus Money Market Funds (each, a "Fund", collectively, the "Funds"), each with the exception of the California Tax-Free Money Market Fund and Minnesota Money Market Fund, a diversified series of the Trust. The California Tax-Free Money Market Fund and Minnesota Money Market Fund are non-diversified series of the Trust.

       The California Tax-Free Money Market, Government Money Market, and 100% Treasury Money Market Funds offer Class A and Service Class shares. The Money Market Fund offers Class A and Class B shares. The Minnesota Money Market, National Tax-Free Money Market and Treasury Plus Money Market Funds offer only Class A shares. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees, and transfer agency fees. Shareholders of each class may bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains are allocated to each class pro rata based on the net assets of each class on the date realized. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and transfer agency fees.

2. SIGNIFICANT ACCOUNTING POLICIES

       The following significant accounting policies which are consistently followed by the Trust in the preparation of its financial statements are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

       The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

       The Funds invest only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolios may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

       The Funds use the amortized cost method to value their portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Funds seek to maintain a constant net asset value of $1.00 per share, although there is no assurance that they will be able to do so.

SECURITIES TRANSACTIONS AND INCOME RECOGNITION

       Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized.

REPURCHASE AGREEMENTS

       Each Fund, with the exception of the California Tax-Free Money Market Fund, Minnesota Money Market Fund, National Tax-Free Money Market Fund and 100% Treasury Money Market Fund, may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Funds' custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Funds are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations.

DISTRIBUTIONS TO SHAREHOLDERS

       Distributions to shareholders from net investment income are declared daily and distributed monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

       Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

       Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at September 30, 2002.

       The following Fund had estimated net capital loss carryforwards, which are available to offset future net realized capital gains:

                                                                          CAPITAL LOSS
        FUND                                          YEAR EXPIRES        CARRYFORWARDS
        Minnesota Money Market Fund                       2010               $ 3,225

3. ADVISORY FEES

       The Trust has entered into separate advisory contracts on behalf of the Funds with Wells Fargo Funds Management, LLC ("Funds Management"). Pursuant to the advisory contracts, Funds Management has agreed to provide the following Funds with daily portfolio management for which Funds Management is entitled to be paid a monthly advisory fee at the following annual rates:

        FUND                                                       % OF AVERAGE DAILY NET ASSETS
        California Tax-Free Money Market Fund                                    0.30
        Government Money Market Fund                                             0.35
        Minnesota Money Market Fund                                              0.30
        Money Market Fund                                                        0.40
        National Tax-Free Money Market Fund                                      0.25
        100% Treasury Money Market Fund                                          0.35
        Treasury Plus Money Market Fund                                          0.35

       Funds Management assumed investment advisory responsibilities for each of the Funds on March 1, 2001. Funds Management, an indirect, wholly-owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, N.A. ("Wells Fargo Bank"), was created to succeed to the mutual fund advisory and administrative responsibilities of Wells Fargo Bank in early 2001. The Funds' adviser is responsible for implementing the investment policies and guidelines for the Funds, and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Funds.

       Wells Capital Management Incorporated ("Wells Capital Management"), an affiliate of Funds Management, acts as investment sub-adviser to the Funds. Wells Capital Management is entitled to receive from Funds Management, as compensation for its sub-advisory services to the Funds, a monthly fee at the annual rate of 0.05% of each Fund's average daily net assets up to $1 billion and 0.04% of each Fund's average daily net assets in excess of $1 billion.

4. DISTRIBUTION FEES

       The Trust has adopted a Distribution Plan (the "Plan") for Class B shares of the Money Market Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Money Market Fund's Class B shares and paid to Stephens Inc. ("Stephens") at a rate of 0.75% of average daily net assets. There are no distribution fees for Class A and Service Class shares. The distribution fees paid on behalf of the Money Market Fund for the period ended September 30, 2002 were $8,481,087.

5. ADMINISTRATION FEES

       The Trust has entered into an administration agreement on behalf of the Funds with Funds Management whereby Funds Management provides administrative services to the Trust and is entitled to receive monthly fees at the annual rate of 0.15% of each Fund's average daily net assets.

6. TRANSFER AGENT FEES

       The Trust has entered into a transfer agency agreement on behalf of the Funds with Boston Financial Data Services ("BFDS"). Wells Fargo Bank has been engaged by BFDS to provide sub-transfer agency services for the Funds. For providing transfer agent services, BFDS is entitled to receive a per account fee plus transaction fees and certain out-of-pocket costs. BFDS is entitled to receive a complex based fee from all the Funds of the Trust and Wells Fargo Variable Trust. The transfer agency fees paid by the Funds for the period ended September 30, 2002 are disclosed on the Statement of Operations.

7. SHAREHOLDER SERVICING FEES

       The Trust has entered into contracts on behalf of the Funds with numerous shareholder servicing agents, whereby the Funds are charged 0.25% of the average daily net assets of each Fund for Class A and Class B shares for these services. No fee is charged for Service Class shares of the California Tax-Free Money Market, Government Money Market, and 100% Treasury Money Market Funds.

       The shareholder servicing fees paid on behalf of the Funds for the period ended September 30, 2002 were as follows:

        FUND                                         CLASS A      CLASS B         INSTITUTIONAL CLASS    SERVICE CLASS
        California Tax-Free Money Market Fund    $ 2,912,645            N/A              N/A               $      0
        Government Money Market Fund                 208,907            N/A              N/A                      0
        Minnesota Money Market Fund                  162,870            N/A              N/A                    N/A
        Money Market Fund                          9,457,545    $ 2,827,029              N/A                    N/A
        National Tax-Free Money Market Fund          835,242            N/A              N/A                    N/A
        100% Treasury Money Market Fund              204,787            N/A              N/A                      0
        Treasury Plus Money Market Fund            2,611,674            N/A              N/A                    N/A

8. OTHER FEES AND TRANSACTIONS WITH AFFILIATES

       Forum Accounting Services, LLC ("Forum") provides portfolio accounting services to the Funds. For these services, Forum is entitled to receive a fixed monthly per fund fee, a basis point fee of 0.0025% of the average daily net assets of the Fund, and will be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

       In addition, the Trust has entered into contracts on behalf of each Fund with Wells Fargo Bank Minnesota, N.A. ("Wells Fargo Bank, MN"), whereby Wells Fargo Bank, MN is responsible for providing custody services for the Funds. Pursuant to the contracts, Wells Fargo Bank, MN is entitled to certain transaction charges plus a monthly fee for custody services at the annual rate of 0.02% of the average daily net assets of each Fund.

9. WAIVED FEES AND REIMBURSED EXPENSES

       All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the period ended September 30, 2002, were waived by Funds Management.

        FUND                                                           TOTAL FEES WAIVED BY FUNDS MANAGEMENT
        California Tax-Free Money Market Fund                                   $    1,405,529
        Government Money Market Fund                                                   988,472
        Minnesota Money Market Fund                                                     14,461
        Money Market Fund                                                            8,912,883
        National Tax-Free Money Market Fund                                            217,731
        100% Treasury Money Market Fund                                              1,253,249
        Treasury Plus Money Market Fund                                              1,446,150

10. DOLLAR ROLL TRANSACTIONS

       The Funds may enter into "dollar roll" transactions where the Fund sells a security and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. Like a forward commitment, during the roll period no payment is made for the securities purchased and no interest accrues to the purchaser, but the fund assumes the risk of ownership. A fund is compensated for entering into dollar roll transactions by the difference between the current price and the forward price for the future purchase. During the period of the outstanding purchase commitment, the Fund will designate cash or liquid securities at least equal to the amount of its commitment. As of September 30, 2002, there were no open commitments for any of the Funds relating to dollar roll transactions.

BOARD OF TRUSTEES

       The following table provides basic information about the Board of Trustees ("Trustees") of the Trust and supplements, and should be read in conjunction with the Prospectus and the Statement of Additional Information* of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for each of the 90 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Core Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Nominating Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INTERESTED TRUSTEES**

                               POSITION HELD AND         PRINCIPAL OCCUPATIONS
      NAME AND AGE             LENGTH OF SERVICE ***     DURING PAST FIVE YEARS                     OTHER DIRECTORSHIPS
      Robert C. Brown          Trustee                   Retired. Director, Federal Farm            None
      71                       since 1992                Credit Banks Funding Corporation
                                                         and Farm Credit System Financial
                                                         Assistance Corporation until
                                                         February 1999.
   -----------------------------------------------------------------------------------------------------------------------------
      W. Rodney Hughes         Trustee                   Private Investor.                          Barclays Global Investors
      76                       since 1987                                                           Funds/Master Investment
                                                                                                    Portfolio, 23 portfolios
   -----------------------------------------------------------------------------------------------------------------------------
      J. Tucker Morse          Trustee                   Private Investor/Real Estate               None
      58                       since 1987                Developer; Chairman of
                                                         White Point Capital, LLC.

NON-INTERESTED TRUSTEES

                               POSITION HELD AND         PRINCIPAL OCCUPATIONS
      NAME AND AGE             LENGTH OF SERVICE ***     DURING PAST FIVE YEARS                     OTHER DIRECTORSHIPS
      Thomas S. Goho           Trustee                   Wake Forest University, Calloway           None
      60                       since 1987                School of Business and Accountancy.
                                                         Benson Pruitt Professorship
                                                         since 1999, Associate Professor
                                                         of Finance 1994-1999.
   -----------------------------------------------------------------------------------------------------------------------------
      Peter G. Gordon          Trustee                   Chairman, CEO, and Co-Founder              None
      60                       since 1998                of Crystal Geyser Water Company
                               (Lead Trustee             and President of Crystal Geyser
                               since 2001)               Roxane Water Company.
   -----------------------------------------------------------------------------------------------------------------------------
      Richard M. Leach         Trustee                   President of Richard M. Leach              None
      69                       since 1987                Associates (a financial
                                                         consulting firm).
   -----------------------------------------------------------------------------------------------------------------------------
      Timothy J. Penny         Trustee                   Senior Counselor to the public             None
      50                       since 1996                relations firm of Himle-Horner and
                                                         Senior Fellow at the Humphrey Institute,
                                                         Minneapolis, Minnesota (a public policy
                                                         organization).
   -----------------------------------------------------------------------------------------------------------------------------
      Donald C. Willeke        Trustee                   Principal in the law firm of               None
      62                       since 1996                Willeke & Daniels.

   OFFICERS

                               POSITION HELD AND         PRINCIPAL OCCUPATIONS
      NAME AND AGE             LENGTH OF SERVICE         DURING PAST FIVE YEARS                     OTHER DIRECTORSHIPS
      Michael J. Hogan         President                 Executive Vice President                   None
      43                       Since 2000                of Wells Fargo Bank, N.A.
                                                         President of Wells Fargo
                                                         Funds Management, LLC
                                                         since March 2001.
                                                         Senior Vice President of
                                                         Wells Fargo Bank, N.A.
                                                         from April 1997 to July 1999.
                                                         Vice President of American
                                                         Express Financial Advisors until
                                                         April 1997.
   -----------------------------------------------------------------------------------------------------------------------
      Karla M. Rabusch         Treasurer                 Senior Vice President of Wells             None
      43                       Since 2000                Fargo Bank, N.A. Senior Vice
                                                         President and Chief Administrative
                                                         Officer of Wells Fargo Funds
                                                         Management, LLC since March 2001.
                                                         Vice President of Wells Fargo
                                                         Bank, N.A. from December 1997 to
                                                         May 2000. Prior thereto, Director of
                                                         Managed Assets Investment
                                                         Accounting of American Express
                                                         Financial Advisors until
                                                         November 1997.
   -----------------------------------------------------------------------------------------------------------------------
      C. David Messman         Secretary                 Vice President and Senior Counsel          None
      42                       Since 2000                of Wells Fargo Bank, N.A. Vice
                                                         President and Secretary of Wells Fargo
                                                         Funds Management, LLC since
                                                         March 2001.
   -----------------------------------------------------------------------------------------------------------------------

        * The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222.
       ** Currently, three of the eight Trustees are considered "interested persons" of the Trusts as defined in the Investment Company Act of 1940. Two of the interested Trustees, Robert C. Brown and W. Rodney Hughes, own securities of Wells Fargo & Company, and one of the interested Trustees, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.
      *** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

LIST OF ABBREVIATIONS                                         MONEY MARKET FUNDS

     The following is a list of common abbreviations for terms and entities which may have appeared in this report.

     ABAG       --  Association of Bay Area Governments
     ADR        --  American Depository Receipts
     AMBAC      --  American Municipal Bond Assurance Corporation
     AMT        --  Alternative Minimum Tax
     ARM        --  Adjustable Rate Mortgages
     BART       --  Bay Area Rapid Transit
     CDA        --  Community Development Authority
     CDSC       --  Contingent Deferred Sales Charge
     CGIC       --  Capital Guaranty Insurance Company
     CGY        --  Capital Guaranty Corporation
     CMT        --  Constant Maturity Treasury
     COFI       --  Cost of Funds Index
     Connie Lee --  Connie Lee Insurance Company
     COP        --  Certificate of Participation
     CP         --  Commercial Paper
     CTF        --  Common Trust Fund
     DW&P       --  Department of Water & Power
     DWR        --  Department of Water Resources
     EDFA       --  Education Finance Authority
     FGIC       --  Financial Guaranty Insurance Corporation
     FHA        --  Federal Housing Authority
     FHLB       --  Federal Home Loan Bank
     FHLMC      --  Federal Home Loan Mortgage Corporation
     FNMA       --  Federal National Mortgage Association
     FRN        --  Floating Rate Notes
     FSA        --  Financial Security Assurance, Inc
     GNMA       --  Government National Mortgage Association
     GO         --  General Obligation
     HFA        --  Housing Finance Authority
     HFFA       --  Health Facilities Financing Authority
     IDA        --  Industrial Development Authority
     LIBOR      --  London Interbank Offered Rate
     LLC        --  Limited Liability Corporation
     LOC        --  Letter of Credit
     LP         --  Limited Partnership
     MBIA       --  Municipal Bond Insurance Association
     MFHR       --  Multi-Family Housing Revenue
     MUD        --  Municipal Utility District
     MTN        --  Medium Term Note
     PCFA       --  Pollution Control Finance Authority
     PCR        --  Pollution Control Revenue
     PFA        --  Public Finance Authority
     PLC        --  Private Placement
     PSFG       --  Public School Fund Guaranty
     RAW        --  Revenue Anticipation Warrants
     RDA        --  Redevelopment Authority
     RDFA       --  Redevelopment Finance Authority
     R&D        --  Research & Development
     SFMR       --  Single Family Mortgage Revenue
     STEERS     --  Structured Enhanced Return Trust
     TBA        --  To Be Announced
     TRAN       --  Tax Revenue Anticipation Notes
     USD        --  Unified School District
     V/R        --  Variable Rate
     WEBS       --  World Equity Benchmark Shares

DATED MATERIAL                                                PRSRT STD
PLEASE EXPEDITE                                              U.S. POSTAGE
                                                                 PAID
                                                              CANTON, MA
                                                              PERMIT #313


More Information about Wells Fargo Funds is available free upon request. To obtain literature, please write or call:

WELLS FARGO FUNDS
PO Box 8266
Boston, MA 02266-8266

WELLS FARGO FUNDS Investor Services: 1-800-222-8222

This report and the financial statements contained herein are submitted for the general information of the shareholders of the WELLS FARGO FUNDS. if this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, A wholly-owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for the wells fargo funds. Other affiliates of Wells Fargo & Company provide sub-advisory and other services for the funds. The Funds are distributed by STEPHENS INC., Member NYSE/SIPC. Wells Fargo & Company and its affiliates are not affiliated with Stephens Inc.

                                                                 SAR 004 (09/02)

[GRAPHIC]

[WELLS FARGO FUNDS LOGO]

WELLS FARGO MONEY MARKET FUNDS

SEMI-ANNUAL REPORT

INSTITUTIONAL AND SERVICE CLASSES

CALIFORNIA TAX-FREE MONEY MARKET FUND

CASH INVESTMENT MONEY MARKET FUND

GOVERNMENT INSTITUTIONAL MONEY MARKET FUND

GOVERNMENT MONEY MARKET FUND

NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND

100% TREASURY MONEY MARKET FUND

PRIME INVESTMENT INSTITUTIONAL MONEY MARKET FUND

PRIME INVESTMENT MONEY MARKET FUND

TREASURY PLUS INSTITUTIONAL MONEY MARKET FUND

SEPTEMBER 30, 2002

                                                              MONEY MARKET FUNDS

TABLE OF CONTENTS

LETTER TO SHAREHOLDERS                                                      1

MONEY MARKET OVERVIEW                                                       2

PRIMARY INVESTMENTS                                                         4

PERFORMANCE HIGHLIGHTS

   CALIFORNIA TAX-FREE MONEY MARKET FUND                                    5

   CASH INVESTMENT MONEY MARKET FUND                                        6

   GOVERNMENT INSTITUTIONAL MONEY MARKET FUND                               7

   GOVERNMENT MONEY MARKET FUND                                             8

   NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND                        9

   100% TREASURY MONEY MARKET FUND                                         10

   PRIME INVESTMENT INSTITUTIONAL MONEY MARKET FUND                        11

   PRIME INVESTMENT MONEY MARKET FUND                                      12

   TREASURY PLUS INSTITUTIONAL MONEY MARKET FUND                           13

PORTFOLIO OF INVESTMENTS

   CALIFORNIA TAX-FREE MONEY MARKET FUND                                   14

   CASH INVESTMENT MONEY MARKET FUND                                       23

   GOVERNMENT INSTITUTIONAL MONEY MARKET FUND                              28

   GOVERNMENT MONEY MARKET FUND                                            31

   NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND                       35

   100% TREASURY MONEY MARKET FUND                                         46

   PRIME INVESTMENT INSTITUTIONAL MONEY MARKET FUND                        47

   PRIME INVESTMENT MONEY MARKET FUND                                      49

   TREASURY PLUS INSTITUTIONAL MONEY MARKET FUND                           51

FINANCIAL STATEMENTS

   STATEMENTS OF ASSETS AND LIABILITIES                                    52

   STATEMENTS OF OPERATIONS                                                54

   STATEMENTS OF CHANGES IN NET ASSETS                                     56

   FINANCIAL HIGHLIGHTS                                                    60

NOTES TO FINANCIAL HIGHLIGHTS                                              64

NOTES TO FINANCIAL STATEMENTS                                              65

BOARD OF TRUSTEES                                                          69

LIST OF ABBREVIATIONS                                                      71

                NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE

THIS PAGE IS INTENTIONALLY LEFT BLANK --

DEAR VALUED SHAREHOLDERS,

     This semi-annual report details information about the portfolio positioning and performance of the Wells Fargo money market funds for the six-month period ended September 30, 2002.

     Money market mutual funds felt the impact of a "flight to quality" from volatile stocks to the relative safety of bonds over the reporting period. The S&P 500 Index logged its worst performance in nearly 15 years with a 17% decline during the third quarter, leaving the benchmark on course for its third straight annual decline. Amid ongoing market volatility and an uncertain outlook for equities, many investors chose to reduce their stock holdings and place their proceeds in money market funds.

FALTERING STOCKS AND LOW INTEREST RATES SET THE STAGE FOR BONDS

     During the period, the Wells Fargo money market funds achieved their primary investment objectives of providing stable net asset values and liquidity. Money market returns reflected the low interest rate environment during the period as short-term interest rates at the end of the period fell to 1.75%, their lowest level in 40 years, as the Federal Reserve Board (the
   Fed) repeatedly tried to spark economic growth through multiple rate reductions.

     Declining interest rates were caused by other factors as well. For example, falling interest rates caused a flood of mortgage refinancing activity, which caused investors to abandon mortgage-backed securities for U.S. Treasury securities, thereby driving down interest rates. The exodus from stocks into U.S. Treasury securities and other money market instruments also triggered interest rate declines. Going forward, the economy is expected to grow nearly 2.5% -- a modest growth rate that should keep the Fed from changing interest rates.

     Looking ahead, the stock market will continue to set the stage for the bond market for the remainder of the year, with any earnings-induced rally impacting bond returns and triggering a reversal of capital from U.S. Treasury securities back to stocks. Also, both investment and non-investment grade yield differences are unusually wide by historical standards compared to U.S.Treasury securities. Both ultimately should benefit from an improved outlook for credit quality, a development associated with an earnings-related stock market rally. Tax-free municipal securities should also continue to be supported by relatively attractive yields now that after-tax yields are near parity with comparable U.S.Treasury securities. If the economy can post sustainable gains, then interest rates should begin to rise. Yet, should the economy falter, the Fed could trim short-term rates once again.

     Regardless of the interest rate outlook, your investment professional can help you design a strategy that meets your specific income needs, investment time frame and risk tolerance.

     As always, if you have any questions about your investments in Wells Fargo Funds, please contact your investment professional, or call us at 1-800-222-8222. You can also find answers to many of your questions online at www.wellsfargofunds.com.

     Thank you for your investment in WELLS FARGO FUNDS.


   Sincerely,


   /s/ Michael J. Hogan
   Michael J. Hogan
   President
   WELLS FARGO FUNDS

                                                          MONEY MARKET OVERVIEW

MONEY MARKET OVERVIEW

     This report covers the six-month period ended September 30, 2002.

     After rising early in the year, interest rates have begun to decline. Slow economic growth and tame inflation allowed the Federal Reserve Board (the
   Fed) to leave the key Federal funds rate unchanged at 1.75% during the second and third quarters -- the lowest rate in four decades. Against this backdrop, the dramatic inflows into money market funds fell from $2.21 trillion last fiscal year to $2.11 trillion this year.

U.S. TREASURY SECURITIES

     The U.S. Treasury market was influenced by events that affected the stock market. As hopes for a quick economic recovery faded and stocks relinquished their second quarter gains, investors fled to the safety and security of the U.S Treasury market. As a result, spreads between U.S.Treasury and other money market instruments widened. However, spreads narrowed at the end of the reporting period due, in part, to low short-term interest rates.

U.S. GOVERNMENT AGENCY SECURITIES

     U.S.Government agency securities rates began the period fairly wide to the London Interbank Offered Rate (LIBOR) -- a rate that the most creditworthy international banks dealing in euros charge each other for large loans -- only to end the third quarter of 2002 with a more narrow spread. Narrowing spreads reflected several factors, including low interest rates and concerns about reinvestment risk at government-sponsored mortgage lenders.

PRIME MONEY MARKET SECURITIES

     Although the Fed left short-term rates unchanged during the period, investors continued to anticipate a rate cut amid a stalling economy. This outlook sent longer-term money market rates significantly lower.

     The Federal funds short-term rate held steady over the past six months, opening and closing at 1.75%. Yet yields on longer-term money market rates plummeted, with yields on securities maturing between one day to one year slipping to 1.75%. Three-month LIBOR rates drifted downward from 2% in late March to 1.75%, while 12-month LIBOR rates plunged from 2% to 1.75% during the period.

     The supply of money market instruments - particularly commercial paper - decreased throughout the year. Low interest rates enticed some borrowers to issue longer-term bonds instead of commercial paper, while new financing methods allowed others to move their borrowings off their balance sheets. As of September 30, total industrial commercial paper stood at $161 billion, less than half that of the $352 billion reached in August 2000, and roughly equal to the amount outstanding at the end of 1996. Although some of the issuance of commercial paper was transferred to non-industrial issuers, the overall commercial paper market was 17% smaller in September 2002 than in August 2000. Also, credit quality still remains a major concern as the pace of rating downgrades continues to outnumber the few upgrades.

PRIMARY INVESTMENTS

TAX-FREE SECURITIES

     The supply of variable notes continued to escalate in order to meet demand. Typically, variable rates drop until cash flows hit money market funds. However, this didn't occur this year and due to increased supply, the yield curve ultimately inverted, with variable notes yielding 15 basis points more than one-year paper.

     At the same time, vast amounts of municipal securities issued by California led to narrowing spreads against the general market paper. In fact, from April 2002 to late September 2002, spreads on one-year California and national security spreads narrowed from 20 basis points to an even yield. Amid the issuance activity, California's $11.5 billion (DWR) bond deal loomed over the marketplace. Keep in mind that the sheer size of the DWR deal may push yields for both California and national issues to taxable levels.

STRATEGIC OUTLOOK

     The combination of increasing money market fund assets and a contraction in the supply of possible investments has compressed credit quality spreads. Some funds have sought out new types of investments or made aggressive bets on the direction of interest rates in order to boost yields. We have taken a more conservative position based on the funds' objectives and intend to wait to invest in such new types of investments until they prove themselves in the marketplace in an effort to protect shareholders.

                                                         PERFORMANCE HIGHLIGHTS

   PRIMARY INVESTMENTS*

                                                                          CERTIFICATES            FLOATING/     MORTGAGE-
                          U.S.                     U.S.                   OF DEPOSIT/             VARIABLE     AND OTHER
                        TREASURY   REPURCHASE   GOVERNMENT    COMMERCIAL    BANKERS       TIME   RATE NOTES/  ASSET-BACKED
                       SECURITIES  AGREEMENTS  OBLIGATIONS      PAPER     ACCEPTANCES   DEPOSITS    BONDS      SECURITIES
   100% Treasury           X

   Treasury Plus
     Institutional         X           X

   Government              X           X            X

   Government
     Institutional         X           X            X

   Prime Investment        X           X            X             X            X           X          X            X

   Prime Investment
     Institutional         X           X            X             X            X           X          X            X

   Cash Investment         X           X            X             X            X           X          X            X

   National Tax-Free
     Institutional

   California Tax-Free

                         CORPORATE    MUNICIAPL
                        NOTES/BONDS  OBLIGATIONS
   100% Treasury

   Treasury Plus
     Institutional

   Government

   Government
     Institutional

   Prime Investment         X

   Prime Investment
     Institutional          X

   Cash Investment          X

   National Tax-Free
     Institutional                        X

   California Tax-Free                    X

----------
* The chart highlights some of the primary investments that the Trusts may make as part of their investment strategies. The chart does not identify all of the permitted investments for each Trust.

CALIFORNIA TAX-FREE MONEY MARKET FUND --
SERVICE CLASS

INVESTMENT OBJECTIVE

   The Wells Fargo California Tax-Free Money Market Fund (the Fund) seeks a high level of income exempt from federal income tax and California individual income tax, while preserving capital and liquidity.

FUND MANAGERS
   Dave Sylvester
   Mary Gail Walton, CFA

INCEPTION DATE
   01/01/92

   AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2002)

                                                                             6-MONTH*    1-YEAR    5-YEAR     10-YEAR
   Wells Fargo California Tax-Free Money Market Fund - Service Class           0.53       1.11      2.39       2.49

   Benchmark

     iMoneyNet California State Specific Institutional Money Fund Average(2)   0.51       1.08      2.72       3.06

*  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   FUND YIELD SUMMARY (AS OF SEPTEMBER 30, 2002)

   7-Day Current Yield                       1.16%

   7-Day Compound Yield                      1.17%

   30-Day Simple Yield                       1.16%

   30-Day Compound Yield                     1.16%

   CHARACTERISTICS (AS OF SEPTEMBER 30, 2002)

   Weighted Average Maturity               29 days

   Number of Holdings                          269

[CHART]

   PORTFOLIO COMPOSITION(3) (AS OF SEPTEMBER 30, 2002)

Municipal Demand Notes                   80%
Municipal Notes                          12%
Municipal Commercial Paper                7%
Municipal Put Bonds                       1%

[CHART]

   MATURITY DISTRIBUTION (AS OF SEPTEMBER 30, 2002)

Overnight                       14%
2-14 days                       69%
15-29 days                       2%
30-59 days                       2%
60-89 days                       6%
90-179 days                      1%
180+ days                        6%

     The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information. An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's Adviser has committed through July 31, 2003 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
     Performance shown for the Service Class shares of the Wells Fargo California Tax-Free Money Market Fund for periods prior to November 8, 1999, reflects performance of the Class A shares of the Stagecoach California Tax-Free Money Market Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds were reorganized into the Wells Fargo Funds.
(2) The iMoneyNet California State Specific Institutional Money Fund Average is an average of California institutional state tax-free and municipal money funds.
(3)  Portfolio holdings are subject to change.

CASH INVESTMENT MONEY MARKET FUND

INVESTMENT OBJECTIVE

   The Wells Fargo Cash Investment Money Market Fund (the Fund) seeks high current income, while preserving capital and liquidity.

FUND MANAGERS
   Dave Sylvester
   Laurie White

INCEPTION DATE
   10/14/87

   AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2002)

                                                                            6-MONTH*    1-YEAR    5-YEAR     10-YEAR
   Wells Fargo Cash Investment Money Market Fund - Institutional Class        0.86       2.02      4.72        4.64

   Wells Fargo Cash Investment Money Market Fund - Service Class              0.75       1.78      4.58        4.57

   Benchmark

     iMoneyNet First Tier Institutional Money Fund Average(2)                 0.77       1.87      4.64        4.59

 * RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   FUND YIELD SUMMARY
   (AS OF SEPTEMBER 30, 2002)   INSTITUTIONAL    SERVICE
   7-Day Current Yield              1.65%         1.42%

   7-Day Compound Yield             1.66%         1.43%

   30-Day Simple Yield              1.64%         1.41%

   30-Day Compound Yield            1.65%         1.42%

   CHARACTERISTICS (AS OF SEPTEMBER 30, 2002)

   Weighted Average Maturity               52 days

   Number of Holdings                          167

[CHART]

   PORTFOLIO COMPOSITION(3) (AS OF SEPTEMBER 30, 2002)

Commercial Paper                        57%
Floating/Variable Rate Bonds/Notes      19%
Certificates of Deposits                12%
Repurchase Agreements                    4%
Time Deposits                            4%
Corporate Bonds                          4%

[CHART]

   MATURITY DISTRIBUTION (AS OF SEPTEMBER 30, 2002)

Overnight          11%
2-14 days          19%
15-29 days         20%
30-59 days         19%
60-89 days         12%
90-179 days        13%
180+ days           6%

     The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information. An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's Adviser has committed through July 31, 2003 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
     Performance shown for the Institutional and Service Class shares of the Wells Fargo Cash Investment Money Market Fund for the periods prior to November 8, 1999, reflects performance of the Service Class (formerly Single Class) shares of the Norwest Advantage Cash Investment Fund (the accounting survivor of a merger of the Norwest Advantage Cash Investment Fund and the Stagecoach Prime Money Market Fund at the close of business on November 5, 1999), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds.
(2) The iMoneyNet First Tier Institutional Money Fund Average is an average of non-governmental institutional funds that do not hold any second tier securities. Portfolio holdings of first tier funds include U.S. Treasury securities, U.S. other securities, repos, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes and asset-backed commercial paper.
(3)  Portfolio holdings are subject to change.

GOVERNMENT INSTITUTIONAL MONEY MARKET FUND

INVESTMENT OBJECTIVE

   The Wells Fargo Government Institutional Money Market Fund (the Fund) seeks high current income, while preserving capital and liquidity.

FUND MANAGERS
   Dave Sylvester
   Laurie White

INCEPTION DATE
   07/31/01

   AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2002)

                                                                                            LIFE OF
                                                                          6-MONTH*  1-YEAR    FUND
   Wells Fargo Government Institutional Money Market Fund                   0.84     1.84     2.09

   Benchmark

     iMoneyNet Government Institutional Money Fund Average(2)               0.73     1.74     1.95

*  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   FUND YIELD SUMMARY (AS OF SEPTEMBER 30, 2002)

   7-Day Current Yield                       1.64%

   7-Day Compound Yield                      1.65%

   30-Day Simple Yield                       1.62%

   30-Day Compound Yield                     1.63%

   CHARACTERISTICS (AS OF SEPTEMBER 30, 2002)

   Weighted Average Maturity               47 days

   Number of Holdings                           72

[CHART]

   PORTFOLIO COMPOSITION(3) (AS OF SEPTEMBER 30, 2002)

Repurchase Agreements                    53%
FHLMC                                    15%
FNMA                                     15%
FHLB                                     12%
FFCB                                      4%
SLMA                                      1%

[CHART]

   MATURITY DISTRIBUTION (AS OF SEPTEMBER 30, 2002)

Overnight                                49%
2-14 days                                11%
15-29 days                                7%
30-59 days                                8%
60-89 days                                2%
90-179 days                              13%
180+ days                                10%

     The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information. An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's Adviser has committed through July 31, 2003 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
(2) The iMoneyNet Government Institutional Money Fund Average is an average of all governmental institutional funds.
(3)  Portfolio holdings are subject to change.

GOVERNMENT  MONEY MARKET FUND -- SERVICE CLASS

INVESTMENT OBJECTIVE

   The Wells Fargo Government Money Market Fund (the Fund) seeks high current income, while preserving capital and liquidity.

FUND MANAGERS
   Dave Sylvester
   Laurie White

INCEPTION DATE
   11/16/87

   AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2002)

                                                                  6-MONTH*   1-YEAR    5-YEAR   10-YEAR
   Wells Fargo Government Money Market Fund - Service Class         0.73      1.68      4.40      4.39

   Benchmark

     iMoneyNet Government Institutional Money Fund Average(2)       0.73      1.74      4.43      4.41

*  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   FUND YIELD SUMMARY (AS OF SEPTEMBER 30, 2002)

   7-Day Current Yield                       1.39%

   7-Day Compound Yield                      1.40%

   30-Day Simple Yield                       1.37%

   30-Day Compound Yield                     1.38%

   CHARACTERISTICS (AS OF SEPTEMBER 30, 2002)

   Weighted Average Maturity               56 days

   Number of Holdings                           93

[CHART]

   PORTFOLIO COMPOSITION(3) (AS OF SEPTEMBER 30, 2002)

Repurchase Agreements                    36%
FNMA                                     29%
FHLMC                                    15%
FHLB                                     13%
FFCB                                      5%
SLMA                                      2%

[CHART]

   MATURITY DISTRIBUTION (AS OF SEPTEMBER 30, 2002)

Overnight                                33%
2-14 days                                16%
15-29 days                               10%
30-59 days                               10%
60-89 days                                4%
90-179 days                              17%
180+ days                                10%

     The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information. An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's Adviser has committed through July 31, 2003 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
     Performance shown for the Service Class shares of the Wells Fargo Government Money Market Fund for periods prior to November 8, 1999, reflects performance of the Service Class (formerly Single Class) shares, adjusted for expenses, of the Norwest Advantage U.S. Government Fund (the accounting survivor of a merger of the Norwest Advantage U.S. Government Fund and the Stagecoach Government Money Market), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds and the Norwest Advantage Funds were reorganized into the Wells Fargo Funds.
(2) The iMoneyNet Government Institutional Money Fund Average is an average of all governmental institutional funds.
(3)  Portfolio holdings are subject to change.

NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND

INVESTMENT OBJECTIVE

   The Wells Fargo National Tax-Free Institutional Money Market Fund (the Fund) seeks to provide high current income exempt from federal income taxes, while preserving capital and liquidity.

FUND MANAGERS
   Dave Sylvester
   Laurie White

INCEPTION DATE
   01/07/88

   AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2002)

                                                                  6-MONTH*    1-YEAR    5-YEAR   10-YEAR
   Wells Fargo National Tax-free Institutional
    Money Market Fund - Institutional Class                         0.69        1.48     2.93      2.96

   Wells Fargo National Tax-free Institutional
    Money Market Fund - Service Class                               0.61        1.33     2.85      2.91

   Benchmark

    iMoneyNet Tax-Free Institutional Money Fund Average(2)          0.55        1.26     2.80      2.86

*  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   FUND YIELD SUMMARY
   (AS OF SEPTEMBER 30, 2002)   INSTITUTIONAL     SERVICE
   7-Day Current Yield              1.47%          1.32%

   7-Day Compound Yield             1.48%          1.32%

   30-Day Simple Yield              1.34%          1.19%

   30-Day Compound Yield            1.35%          1.20%

   CHARACTERISTICS (AS OF SEPTEMBER 30, 2002)

   Weighted Average Maturity               45 days

   Number of Holdings                          269

[CHART]

   PORTFOLIO COMPOSITION(3) (AS OF SEPTEMBER 30, 2002)

Municipal Demand Notes                   79%
Municipal Notes                          13%
Municipal Put Bonds                       3%
Commercial Paper                          3%
Municipal Bonds                           2%

[CHART]

   MATURITY DISTRIBUTION (AS OF SEPTEMBER 30, 2002)

Overnight                        17%
2-14 days                        62%
15-29 days                        1%
30-59 days                        3%
60-89 days                        2%
90-179 days                       5%
180+ days                        10%

     The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information. An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's Adviser has committed through July 31, 2003 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
     Performance shown for the Institutional and Service Class shares of the Wells Fargo National Tax-Free Institutional Money Market Fund for the periods prior to November 8, 1999, reflects performance of the Service Class (formerly Institutional Class) shares of the Norwest Advantage Municipal Money Market Fund (the accounting survivor of a merger of the Norwest Municipal Money Market Fund and the Stagecoach National Tax-Free Money Market Fund), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds.
(2) The iMoneyNet Tax-Free Institutional Money Fund Average is an average of all national and state tax-free and institutional municipal money funds. Portfolio holdings of tax-free funds include rated and unrated demand notes, rated and unrated general market notes, commercial paper, put bonds under six months, put bonds over six months, AMT paper and other tax-free holdings. It is made up of funds in the National Tax-Free Institutional and State-Specific Institutional categories.
(3)  Portfolio changes are subject to change.

100% TREASURY MONEY MARKET FUND -- SERVICE CLASS

INVESTMENT OBJECTIVE

   The Wells Fargo 100% Treasury Money Market Fund (the Fund) seeks stability of principal and current income that is exempt from most state and local individual income taxes.

FUND MANAGERS
   Dave Sylvester
   Laurie White

INCEPTION DATE
   12/03/90

   AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2002)

                                                                  6-MONTH*   1-YEAR     5-YEAR    10-YEAR
   Wells Fargo 100% Treasury Money Market Fund - Service Class      0.66      1.56       4.13      4.16

   Benchmarks

     iMoneyNet Treasury Institutional Money Fund Average(2)         0.70      1.72        N/A       N/A

     91 Day U.S. Treasury Bill(3)                                   0.87      1.86       4.38      4.49

*  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   FUND YIELD SUMMARY (AS OF SEPTEMBER 30, 2002)

   7-Day Current Yield                      1.27%

   7-Day Compound Yield                     1.28%

   30-Day Simple Yield                      1.27%

   30-Day Compound Yield                    1.28%

   CHARACTERISTICS (AS OF SEPTEMBER 30, 2002)

   Weighted Average Maturity               46 days

   Number of Holdings                           14

[CHART]

   PORTFOLIO COMPOSITION(4) (AS OF SEPTEMBER 30, 2002)

U.S. Treasury Bills            96%
U.S. Treasury Notes             4%

[CHART]

   MATURITY DISTRIBUTION (AS OF SEPTEMBER 30, 2002)

2-14 days                       17%
15-29 days                      34%
30-59 days                       9%
60-89 days                      29%
90-179 days                     11%

     The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information. An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's Adviser has committed through July 31, 2003 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's reductions would have been lower.
     Performance shown for the Service Class of the Wells Fargo 100% Treasury Money Market Fund for periods prior to November 8, 1999, reflects performance of the Service Class (formerly Single Class) shares, adjusted for expenses, of the Norwest Advantage Treasury Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Norwest Advantage Funds were reorganized into Wells Fargo Funds.
(2) The iMoneyNet Treasury Institutional Money Fund Average includes only institutional funds that hold 100% in U.S. Treasury securities.
(3) Estimated monthly return (12th root of annualized discount rate) which is based on the discount rate quoted on the last business day of the month of 91 day US Treasury Bills. These figures are calculated on a 365 day basis.
(4)  Portfolio holdings are subject to change.

PRIME INVESTMENT INSTITUTIONAL MONEY
MARKET FUND

INVESTMENT OBJECTIVE

   The Wells Fargo Prime Investment Institutional Money Market Fund (the Fund) seeks high current income consistent with the preservation of capital and liquidity.

FUND MANAGERS
   Dave Sylvester
   Laurie White

INCEPTION DATE
   07/31/01

   AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2002)

                                                                                             LIFE OF
                                                                           6-MONTH*  1-YEAR    FUND
   Wells Fargo Prime Investment Institutional Money Market Fund              0.83     1.83     2.07

   Benchmark

     iMoneyNet First Tier Institutional Money Fund Average(2)                0.77     1.87     2.07

*  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   FUND YIELD SUMMARY (AS OF SEPTEMBER 30, 2002)

   7-Day Current Yield                       1.63%

   7-Day Compound Yield                      1.64%

   30-Day Simple Yield                       1.63%

   30-Day Compound Yield                     1.65%

   CHARACTERISTICS (AS OF SEPTEMBER 30, 2002)

   Weighted Average Maturity               41 days

   Number of Holdings                           43

[CHART]

   PORTFOLIO COMPOSITION(3) (AS OF SEPTEMBER 30, 2002)

Commercial Paper                         45%
Repurchase Agreements                    31%
Floating/Variable Rate Notes/Bonds       10%
Certificates of Deposit                   6%
Time Deposits                             5%
FNMA                                      3%

[CHART]

   MATURITY DISTRIBUTION (AS OF SEPTEMBER 30, 2002)

Overnight          35%
2-14 days          15%
15-29 days         11%
30-59 days         11%
60-89 days          9%
90-179 days        13%
180+ days           6%

     The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information. An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's Adviser has committed through July 31, 2003 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
(2) The iMoneyNet First Tier Institutional Money Fund Average is an average of non-governmental institutional funds that do not hold any second tier securities. Portfolio holdings of first tier funds include U.S. Treasury securities, U.S. other securities, repos, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes and asset-backed commercial paper.
(3)  Portfolio holdings are subject to change.

PRIME INVESTMENT MONEY MARKET FUND --
SERVICE CLASS

INVESTMENT OBJECTIVE

   The Wells Fargo Prime Investment Money Market Fund (the Fund) seeks high current income consistent with the preservation of capital and liquidity.

FUND MANAGERS
   Dave Sylvester
   Laurie White

INCEPTION DATE
   09/02/98

   AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2002)

                                                                                                 LIFE OF
                                                                              6-MONTH*  1-YEAR    FUND
   Wells Fargo Prime Investment Money Market Fund                               0.66     1.58     4.26

   Benchmark

     iMoneyNet First Tier Institutional Money Fund Average(2)                   0.77     1.87     4.67

*  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   FUND YIELD SUMMARY
   (AS OF SEPTEMBER 30, 2002)

   7-Day Current Yield                       1.39%

   7-Day Compound Yield                      1.40%

   30-Day Simple Yield                       1.30%

   30-Day Compound Yield                     1.30%

   CHARACTERISTICS (AS OF SEPTEMBER 30, 2002)

   Weighted Average Maturity               38 days

   Number of Holdings                           49

[CHART]

   PORTFOLIO COMPOSITION(3) (AS OF SEPTEMBER 30, 2002)

Commercial Paper                         35%
Repurchase Agreements                    29%
Floating/Variable Rate Notes/Bonds       14%
Certificates of Deposits                 11%
FNMA                                      6%
Time Deposits                             4%
Corporate Bonds                           1%

[CHART]

   MATURITY DISTRIBUTION (AS OF SEPTEMBER 30, 2002)

Overnight            35%
2-14 days            10%
15-29 days           11%
30-59 days           11%
60-89 days           14%
90-179 days          13%
180+ days             6%

     The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information. An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's Advisor has committed through July 31, 2003 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
     Performance shown for the Service Class shares of the Wells Fargo Prime Investment Money Market Fund for periods prior to November 8, 1999, reflects performance of the Service (formerly Public Entities) shares of the Norwest Advantage Ready Cash Investment Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Norwest Advantage Funds were reorganized into the Wells Fargo Funds.
(2) The iMoneyNet First Tier Institutional Money Fund Average is an average of non-governmental institutional funds that do not hold any second tier securities. Portfolio holdings of first tier funds include U.S. Treasury securities, U.S. other securities, repos, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes and asset-backed commercial paper.
(3)  Portfolio holdings are subject to change.

TREASURY PLUS INSTITUTIONAL MONEY MARKET FUND

INVESTMENT OBJECTIVE

   The Wells Fargo Treasury Plus Institutional Money Market Fund (the Fund) seeks current income and stability of principal.

FUND MANAGERS
   Dave Sylvester
   Laurie White

INCEPTION DATE
   10/01/85

   AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2002)

                                                                    6-MONTH*    1-YEAR    5-YEAR     10-YEAR
   Wells Fargo Treasury Plus Institutional
    Money Market Fund - Institutional Class                           0.82       1.85      4.51       4.46

   Wells Fargo Treasury Plus Institutional
    Money Market Fund - Service Class                                 0.70       1.60      4.28       4.31

   Benchmark

    iMoneyNet Treasury & Repo Institutional Money Fund Average(2)     0.71       1.66       N/A        N/A

    91 Day U.S. Treasury Bill(3)                                      0.87       1.86      4.38       4.49

*  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   FUND YIELD SUMMARY (AS OF SEPTEMBER 30, 2002)

                               INSTITUTIONAL   SERVICE
   7-Day Current Yield              1.59%       1.34%

   7-Day Compound Yield             1.60%       1.34%

   30-Day Simple Yield              1.58%       1.33%

   30-Day Compound Yield            1.59%       1.34%

   CHARACTERISTICS (AS OF SEPTEMBER 30, 2002)

   Weighted Average Maturity               42 days

   Number of Holdings                           23

[CHART]

   PORTFOLIO COMPOSITION(4) (AS OF SEPTEMBER 30, 2002)

U.S. Treasury Bills                      49%
Repurchase Agreements                    40%
U.S. Treasury Notes                      11%

[CHART]

   MATURITY DISTRIBUTION (AS OF SEPTEMBER 30, 2002)

Overnight                 40%
2-14 days                 14%
15-29 days                 6%
30-59 days                10%
60-89 days                 8%
90-179 days               21%
180+ days                  1%

     The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information. An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds. The U.S. Treasury guarantee applies to the underlying securities and NOT to shares of the Fund.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's Adviser has committed through July 31, 2003 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
     Performance shown for the Institutional and Service Class shares of the Wells Fargo Treasury Plus Institutional Money Market Fund for the periods prior to November 8, 1999, reflects performance of the Institutional and Service Class shares, respectively, of the Stagecoach Treasury Plus Money Market Fund (the accounting survivor of a merger between the Norwest Advantage Treasury Plus Fund and the Stagecoach Treasury Plus Money Market Fund), its predecessor Fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds.
     Performance shown for the periods between September 6, 1996 and October 1, 1995, reflects performance of the Pacific American U.S. Treasury Portfolio, the predecessor portfolio. In July 1995, the Pacific American U.S. Treasury Portfolio was renamed the Pacifica Treasury Money Market Fund. For the periods prior to October 1, 1995, the performance shown reflects the performance of the shares of the predecessor portfolio.
(2) The iMoneyNet Treasury & Repo Institutional Money Fund Average is an average of institutional government funds that hold U.S. Treasury securities and repurchase agreements backed by the U.S. Treasury.
(3) Estimated monthly return (12th root of annualized discount rate) which is based on the discount rate quoted on the last business day of the month of 91 day US Treasury Bills. These figures are calculated on a 365 day basis.
(4)  Portfolio holdings are subject to change.

MONEY MARKET FUNDS    PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2002 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND

                                                                                              INTEREST  MATURITY
PRINCIPAL      SECURITY NAME                                                                    RATE      DATE         VALUE
MUNICIPAL SECURITIES - 99.70%

CALIFORNIA - 93.49%
$   9,865,000  ABAG Finance Authority for Nonprofit Corporations CA MFHR GAIA
                Building Project Series A Collateralized by FNMA**                              1.65%    9/15/32  $     9,865,000
   18,435,000  ABAG Finance Authority For Nonprofit Corporations CA Recreational Revenue
                Jewish Community Center Project Allied Irish Bank plc/Bank of New York
                LOC+/-                                                                          1.95    11/15/31       18,435,000
    8,615,000  Alameda County CA COP Series 410 MBIA Insured**                                  1.58      9/1/21        8,615,000
    1,700,000  Alhambra CA IDA Sunclipse Project Bank of America NA LOC**                       1.25      5/1/07        1,700,000
    4,345,000  Anaheim CA HFA MFHR Monterey Apartments Series B Collateralized by FNMA**        1.60     5/15/27        4,345,000
    6,300,000  Anaheim CA HFA MFHR Sea Wind Apartments Project Series C Collateralized
                by FNMA**                                                                       1.55     7/15/33        6,299,817
    8,160,000  Anaheim CA PFA Lease Revenue Series 641 FSA Insured**                            1.69      9/1/24        8,160,000
   11,000,000  Buena Park CA MFHR Walden Glen Apartments Project Series A**                     1.60     2/15/33       11,000,000
   11,350,000  Burbank CA RDA MFHR Series A FHLB LOC**                                          1.60     11/1/10       11,350,000
   13,000,000  California Cities Home Ownership Authority Housing Revenue Lease Purchase
                Program Series A Collateralized by FHLMC**                                      1.65      9/1/06       13,000,000
    3,000,000  California Community HFA Housing Revenue Lease Program Series A
                Collateralized by FHLMC**                                                       1.65      2/1/07        3,000,000
   20,000,000  California Education Facilities Authority Revenue Loyola Marymount
                University Series B MBIA Insured**                                              1.75     10/1/27       20,000,000
    8,390,000  California Education Facilities Authority Revenue Loyola Marymount
                University Series B MBIA Insured**                                              1.75      2/1/32        8,390,000
    2,000,000  California Education Facilities Authority Revenue Sereis 113**                   1.58     12/1/27        2,000,000
    1,000,000  California Education Facilities Authority Revenue University of San
                Francisco Project Prerefunded 10/1/02 @ 102                                     6.40     10/1/17        1,020,000
    2,705,000  California HFA Housing Revenue Series 112A+/-                                    1.69      8/1/26        2,705,000
    2,935,000  California HFA Housing Revenue Series 150 MBIA Insured**                         1.62      2/1/29        2,935,000
    2,605,000  California HFA Housing Revenue Series 215 Bayerische LOC MBIA Insured+/-         1.69      8/1/16        2,605,000
    2,058,000  California HFA Housing Revenue Series 412 AMBAC Insured**                        1.62      8/1/29        2,058,000
   11,500,000  California HFA MFHR Series A**                                                   1.80      2/1/26       11,500,000
    4,200,000  California HFA MFHR Series A Helaba LOC**                                        1.80      2/1/35        4,200,000
   44,465,000  California HFA SFMR Home Mortgage Project Series J FSA Insured**                 1.75      2/1/32       44,465,000
   11,600,000  California HFA SFMR Home Mortgage Project Series J MBIA Insured**                1.75      2/1/33       11,600,000
    1,000,000  California HFA SFMR Home Mortgage Project Series N FSA Insured**                 1.90      8/1/21        1,000,000
      535,000  California HFA SFMR Series 83 FHA/VA/CAHLIF Insured**                            1.62      8/1/25          535,000
    2,300,000  California HFFA Healthcare Facilities Revenue Adventist Health Systems
                Project Series A JP Morgan Chase Bank LOC**                                     1.85      9/1/25        2,300,000
    6,200,000  California HFFA Healthcare Facilities Revenue Adventist Project Series A
                MBIA Insured**                                                                  1.90      9/1/28        6,200,000
    2,600,000  California HFFA Healthcare Facilities Revenue Adventist Project Series C
                MBIA Insured**                                                                  1.90      9/1/15        2,600,000
    2,845,000  California HFFA Healthcare Facilities Revenue Series 26**                        1.58      6/1/22        2,845,000
    3,100,000  California HFFA Healthcare Facilities Revenue Series B AMBAC Insured**           1.95      7/1/12        3,100,000
    4,000,000  California Infrastructure                                                        1.40    11/20/02        4,000,000
    2,750,000  California Infrastructure                                                        1.45    12/19/02        2,750,000
   12,000,000  California Infrastructure                                                        1.50     1/29/03       12,000,000
    4,040,000  California Infrastructure & Economic Development Bank IDR Fish House Foods
                Incorporated Project Comerica Bank CA LOC**                                     1.70      9/1/24        4,040,000

                                       14

                                                                                              INTEREST  MATURITY
PRINCIPAL      SECURITY NAME                                                                    RATE      DATE         VALUE
$  17,400,000  California PCFA IDR Shell Martinez Refining Project Series A Guaranteed by
                Shell Oil Company**                                                             1.90%    10/1/31  $    17,400,000
    6,900,000  California PCFA Resource Recovery Revenue Shell Oil Company Martinez
                Project Series A**                                                              1.90     10/1/24        6,900,000
      185,000  California Rural Home Mortgage Finance Authority SFMR Series 346
                Collateralized by GNMA/FNMA**                                                   1.69     12/1/06          185,000
   39,000,000  California School Cash Reserve Program Series A                                  3.00      7/3/03       39,384,335
    9,000,000  California State DWR Series 127 FGIC Insured+/-                                  1.40     12/1/22        9,000,000
   49,235,000  California State DWR Series K1 Lloyds Bank LOC**                                 1.70     11/1/04       49,235,000
   17,190,000  California State DWR Series K2 Helaba LOC**                                      1.70     11/1/04       17,190,000
    4,835,000  California State Economic Development Finance Authority IDR Serra
                Microchassis Project US Bank NA LOC**                                           2.00      8/1/27        4,835,000
    8,500,000  California State GO Series 239Z AMBAC Insured**                                  1.70     12/1/32        8,500,000
    8,000,000  California State GO Series 315 FSA Insured**                                     1.69     12/1/03        8,000,000
    4,995,000  California State GO Series 471 MBIA/IBC Insured**                                1.58      9/1/24        4,995,000
    4,995,000  California State GO Series 472 MBIA/IBC Insured**                                1.58      3/1/17        4,995,000
    3,200,000  California State GO Series 619 AMBAC Insured**                                   1.75      2/1/14        3,200,000
    4,995,000  California State GO Series IIR190 XLCA ICR Insured**                             1.63      2/1/15        4,995,000
   10,395,000  California State Public Works Board Lease Revenue Series 210 AMBAC
                Insured**                                                                       1.58      1/1/11       10,395,000
    3,500,000  California State Public Works Board Lease Revenue Series A AMBAC Insured
                Prerefunded 12/1/02 @ 102                                                       6.60     12/1/09        3,597,945
   19,570,000  California State Public Works Board Lease Revenue Series D AMBAC Insured**       1.65     12/1/19       19,570,000
    8,875,000  California State Public Works Board Lease Revenue Series II R133 AMBAC
                Insured**                                                                       1.63     12/1/14        8,875,000
    4,205,000  California State Public Works Board Lease Revenue Series II R160 AMBAC
                Insured**                                                                       1.63     10/1/12        4,205,000
    1,050,000  California State Public Works Board Lease Revenue Various University
                California Projects Series A Prerefunded 12/1/02 @ 102                          6.60     12/1/22        1,079,368
    4,000,000  California State Public Works Eagle Trust Lease Revenue Citibank NA
                LOC AMBAC Insured**                                                             1.63      9/1/17        4,000,000
    2,200,000  California Statewide CDA Healthcare Facilities Revenue Children's Hospital
                Project Series B AMBAC Insured**                                                1.55     8/15/32        2,200,000
   12,390,000  California Statewide CDA Healthcare Facilities Revenue Fremont-Rideout
                Project Series A AMBAC Insured**                                                1.95      1/1/31       12,390,000
   17,200,000  California Statewide CDA Housing Revenue IAC Project Series W1 Bank of
                America NA LOC**                                                                1.65      8/1/34       17,200,000
    2,800,000  California Statewide CDA Housing Revenue IAC Project Series W2 Bank of
                America NA LOC**                                                                1.65     9/15/29        2,800,000
    9,000,000  California Statewide CDA IDR Chevron USA Incorporated Project**                  1.95    12/15/24        9,000,000
    4,200,000  California Statewide CDA Metropolitan Area Advisory Project Bank of
                America NA LOC**                                                                1.60      4/1/32        4,200,000
    2,455,000  California Statewide CDA MFHR Birchcrest Apartments Series S US Bank NA
                LOC**                                                                           2.00      8/1/32        2,455,000
    6,400,000  California Statewide CDA MFHR Canyon Country Senior Apartments Project
                Series M**                                                                      1.60     12/1/34        6,400,000
    3,985,000  California Statewide CDA MFHR Granite Oaks Apartments Project Series R
                Collateralized by FNMA**                                                        1.60    10/15/30        3,985,000
    6,775,000  California Statewide CDA MFHR La Puente Apartments Project Series JJ
                US Bank NA LOC**                                                                2.00     11/1/31        6,775,000
    8,640,000  California Statewide CDA MFHR Olympus Park Apartments Project Series Y**         1.60    10/15/30        8,640,000
   27,195,000  California Statewide CDA MFHR Series 1268**                                      1.68      6/1/09       27,195,000

                                       15

                                                                                              INTEREST  MATURITY
PRINCIPAL      SECURITY NAME                                                                    RATE      DATE         VALUE
$  16,420,000  Camarillo CA MFHR Hacienda De Camarillo Project Collateralized by FNMA**         1.70%   10/15/26  $    16,420,000
    2,400,000  Camarillo CA MFHR Heritage Park Project Series A Collateralized by FNMA
                Remarketed 9/29/94**                                                            1.60     7/15/19        2,400,000
   42,300,000  Cental Valley CA School District Financing Authority GO                          2.25    12/27/02       42,335,653
   36,500,000  Chino Basin CA Desalter Authority Series A Bayerische Hypo-und Vereinsbank
                LOC**                                                                           1.60      6/1/35       36,500,000
    3,500,000  Chino Basin CA Regional Financing Authority Water Revenue Inland Empire
                Utilities Project AMBAC Insured**                                               1.55      6/1/32        3,500,000
    1,500,000  Coachella Valley CA Water District Improvement COP Storm Water District #71
                Flood Control Project Prerefunded 10/1/02 @ 102                                 6.75     10/2/02        1,530,000
    5,100,000  Colton CA RDA COP IDR Las Palomas Association Project Bank of
                America NA LOC**                                                                1.60     11/1/15        5,100,000
   15,000,000  Contra Costa County CA Home Mortgage Revenue Series A+/-                         1.65     12/1/10       15,000,000
      745,000  Contra Costa County CA MFHR El Cerrito Royale Project Series A Bank of
                America NT & SA LOC**                                                           1.65     12/1/17          745,000
    7,400,000  Contra Costa County CA MFHR Lafayette Town Center Apartments Project
                Series I Collateralized by FNMA**                                               1.60     7/15/32        7,400,000
   15,500,000  Contra Costa County CA Water District Authority GO                               1.30     10/7/02       15,500,000
    3,855,000  Delta County CA Home Mortgage Finance Authority SFMR Series 497
                MBIA Insured Collateralized by GNMA/FNMA+/-                                     1.60      6/1/19        3,855,000
    4,950,000  Eagle Trust CA+/-                                                                1.63      9/1/03        4,950,000
    2,390,000  Eagle Trust CA+/-                                                                1.63      2/1/06        2,390,000
    2,590,000  Eagle Trust CA+/-                                                                1.63      8/1/16        2,590,000
   52,500,000  East Bay CA MUD Water Revenue Series A FSA Insured**                             1.55      6/1/25       52,500,000
    3,000,000  East Bay CA MUD Water Systems Revenue                                            1.20     10/2/02        3,000,000
    6,300,000  East Bay CA MUD Water Systems Revenue                                            1.20     10/2/02        6,300,000
    3,000,000  East Bay CA MUD Water Systems Revenue                                            1.20    10/10/02        3,000,000
    4,400,000  Escondido CA CDA COP IDR Bank of America NT & SA LOC**                           1.65     10/1/16        4,400,000
      700,000  Fowler CA IDA IDR Bee Sweet Citrus Incorporated Project Bank of
                America NT & SA LOC**                                                           1.70     12/1/05          700,000
    8,500,000  Fresno CA USD GO TRAN                                                            3.00     10/2/02        8,500,205
   22,000,000  Fresno County CA TRAN GO                                                         3.00      7/1/03       22,267,892
    6,800,000  Fullerton CA IDA IDR Sunclipse Incorporated Project Series A Bank of
                America NA LOC+/-                                                               1.25      7/1/15        6,800,000
    6,940,000  Garden Grove CA Housing Authority MFHR Series 1385 Collateralized by GNMA**      1.69     3/23/06        6,940,000
    7,150,000  Garden Grove CA MFHR Malabar Apartments Project Series A Collateralized
                by FNMA**                                                                       1.55    12/15/29        7,150,000
    7,000,000  Harbor Department of City CA                                                     1.30     10/8/02        7,000,000
    1,700,000  Hayward CA MFHR Shorewood Project Series A Remarketed 3/17/94**                  1.55      8/1/14        1,700,000
    6,450,000  Hayward CA MFHR Tennyson Gardens Apartments Project Series A
                US Bank NA LOC**                                                                2.00      8/1/32        6,450,000
    3,305,000  Huntington Beach CA MFHR Seabridge Villas Project Series A Bank of
                America NT & SA LOC**                                                           4.00      2/1/10        3,305,000
    7,355,000  IBM Tax Exempt Grantor Trust**                                                   1.93     11/1/05        7,355,000
    1,760,000  Irvine CA IDR Irvine East Investment Company Project Bank of
                America NT & SA LOC**                                                           1.60     12/1/05        1,760,000
    4,750,000  Livermore Valley CA TRAN GO                                                      3.00    10/24/02        4,752,430
    9,590,000  Long Beach CA USD COP Lease Revenue Capital Improvements Refinancing
                Project AMBAC Insured**                                                         1.60      6/1/24        9,590,000

                                       16

                                                                                              INTEREST  MATURITY
PRINCIPAL      SECURITY NAME                                                                    RATE      DATE         VALUE
$   7,140,000  Los Angeles CA Community RDA MFHR Rowan Lofts Project Series A
                Collateralized by FNMA**                                                        1.60%    12/1/34  $     7,140,000
   16,070,000  Los Angeles CA Convention & Exhibition Center Authority Lease Revenue
                Series 162Z**                                                                   1.67     8/15/04       16,070,000
   13,725,000  Los Angeles CA Convention & Exhibition Center Authority Lease Revenue
                Series 88 MBIA Insured**                                                        1.67     8/15/18       13,725,000
    5,995,000  Los Angeles CA DW&P Utilities Revenue Series 182+/-                              1.67      7/1/22        5,995,000
    7,500,000  Los Angeles CA DW&P Utilities Revenue Series 183+/-                              1.67      7/1/21        7,500,000
   10,595,000  Los Angeles CA DW&P Utilities Revenue Series 184+/-                              1.67      7/1/22       10,595,000
    8,000,000  Los Angeles CA DW&P Utilities Revenue Subseries A7**                             1.60      7/1/35        8,000,000
   15,600,000  Los Angeles CA DW&P Utilities Revenue Subseries B3**                             1.95      7/1/34       15,600,000
   36,700,000  Los Angeles CA DW&P Utilities Revenue Subseries B6**                             1.85      7/1/34       36,700,000
    5,500,000  Los Angeles CA GO Series 554**                                                   1.65      9/1/15        5,500,000
    2,995,000  Los Angeles CA Harbor Department Revenue Class F Series 7
                MBIA Insured**                                                                  1.63     11/1/26        2,995,000
    6,500,000  Los Angeles CA MFHR Housing Loans to Lenders Program Series B
                Collateralized by FHLB**                                                        1.95     12/1/26        6,500,000
    4,300,000  Los Angeles CA MFHR La Brea Apartments Project Series G Citibank NA LOC**        1.60     12/1/30        4,300,000
      100,000  Los Angeles CA MFHR Loans to Lender Program Series A Collateralized by
                FHLB**                                                                          1.95      8/1/26          100,000
    5,300,000  Los Angeles CA MFHR Masselin Manor Housing Project Bank of America NT & SA
                LOC**                                                                           1.60      7/1/15        5,300,000
    1,300,000  Los Angeles CA MFHR Series K Collateralized by FHLB**                            1.50      7/1/10        1,300,000
    4,000,000  Los Angeles CA USD GO FGIC Insured**                                             1.63      7/1/15        4,000,000
    6,665,000  Los Angeles CA USD GO FGIC Insured**                                             1.63      7/1/18        6,665,000
    5,000,000  Los Angeles CA USD GO Series 1179 MBIA Insured+/-                                1.65      7/1/19        5,000,000
    5,445,000  Los Angeles CA USD GO Series 792 FGIC Insured**                                  1.65      7/1/21        5,445,000
   20,755,000  Los Angeles CA USD GO Series II R 35 FGIC Insured**                              1.63      7/1/21       20,755,000
   15,000,000  Los Angeles CA Wastewater System Sewer Revenue Subseries A FGIC Insured+/-       1.88     12/1/31       15,000,000
    8,600,000  Los Angeles CA Wastewater System Water Revenue Subseries B FGIC Insured**        1.88     12/1/31        8,600,000
    9,300,000  Los Angeles County CA HFA MFHR Park Sierra Project Series A Collateralized
                by FHLMC Remarketed 10/26/00**                                                  1.55      9/1/30        9,300,000
    8,390,000  Los Angeles County CA HFA MFHR Rowland Heights Apartments Project Series A
                Washington Mutual Bank LOC Collateralized by FHLB**                             1.50      8/1/30        8,390,000
    3,000,000  Los Angeles County CA HFA Series 639**                                           1.86     10/1/31        3,000,000
   18,866,000  Los Angeles County CA Metropolitan Transportation Authority Sales Tax
                Revenue                                                                         1.30     10/4/02       18,866,000
   11,000,000  Los Angeles County CA Metropolitan Transportation Authority Sales Tax
                Revenue                                                                         1.20    10/11/02       10,999,686
   10,000,000  Los Angeles County CA Metropolitan Transportation Authority Sales Tax
                Revenue Series 1 FSA Insured**                                                  1.63      7/1/25       10,000,000
   20,200,000  Los Angeles County CA Metropolitan Transportation Authority Sales Tax
                Revenue Series 2 FSA Insured**                                                  1.63      7/1/21       20,200,000
   18,670,000  Los Angeles County CA Metropolitan Transportation Authority Sales Tax
                Revenue Series 3 FSA Insured**                                                  1.63      7/1/16       18,670,000
    3,500,000  Los Angeles County CA Metropolitan Transportation Authority Sales Tax
                Revenue Series 55 MBIA Insured**                                                1.65      7/1/18        3,500,000
    5,530,000  Los Angeles County CA Metropolitan Transportation Authority Series 46**          1.65      7/1/17        5,530,000
   27,165,000  Los Angeles County CA Pension GO Series B AMBAC Insured**                        1.55     6/30/07       27,165,000
   21,800,000  Los Angeles County CA TRAN GO Series A                                           3.00     6/30/03       22,045,311

                                       17

                                                                                              INTEREST  MATURITY
PRINCIPAL      SECURITY NAME                                                                    RATE      DATE         VALUE
$  13,000,000  Los Rios CA Community College District TRAN GO                                   3.00%   10/24/02  $    13,006,856
   22,200,000  Metropolitan Water District Southern CA Series A**                               1.60      7/1/25       22,200,000
       50,000  Metropolitan Water District Southern CA Water Revenue Series B3**                1.80      7/1/35           50,000
    9,055,000  Metropolitan Water District Southern CA Water Revenue Series SG128 MBIA
                Insured**                                                                       1.67      7/1/30        9,055,000
   20,000,000  Milpitas CA MFHR Crossing at Montague Project Series A Collateralized by
                FNMA**                                                                          1.60     8/15/33       20,000,000
   10,000,000  Modesto CA Irrigation District                                                   1.35     10/8/02       10,000,000
   11,100,000  Modesto CA Irrigation District Financing Authority Utility Revenue Series
                SG66 MBIA Insured**                                                             1.67     10/1/15       11,100,000
    6,600,000  Modesto CA MFHR Live Oak Apartments Project Collateralized by FNMA**             1.60     9/15/24        6,600,000
    4,900,000  Modesto CA MFHR Westdale Commons Apartment Project Series A Washington
                Mutual Bank LOC Collateralized by FHLB**                                        1.65     12/1/15        4,900,000
    3,000,000  Modesto CA PFA Lease Revenue Series 354 AMBAC Insured**                          1.58      9/1/29        3,000,000
    2,900,000  Montebello CA IDA IDR Sunclipse Project Bank of America NT & SA LOC**            1.25      4/1/15        2,900,000
    4,000,000  Mount San Antonio CA Community College District GO Series A FGIC Insured         3.25      5/1/03        4,029,748
   21,900,000  MSR Public Power Agency CA IDR San Juan Project Series F MBIA Insured**          1.90      7/1/22       21,900,000
    7,700,000  MSR Public Power Agency CA Power Revenue San Juan Project Series D
                MBIA Insured**                                                                  1.60      7/1/18        7,700,000
    4,170,000  MSR Public Power Agency CA Power Revenue San Juan Project Series II
                R 134 MBIA Insured**                                                            1.63      7/1/13        4,170,000
   17,500,000  Newman Capital Trust**                                                           1.88      4/7/31       17,500,000
   43,249,607  Newman Capital Trust**                                                           1.88      4/1/32       43,249,607
    6,500,000  Newport Beach CA Healthcare Facilities Revenue Hoag Memorial Hospital
                Project Series A**                                                              1.90     10/1/26        6,500,000
    6,800,000  Newport Beach CA Healthcare Facilities Revenue Hoag Memorial Hospital
                Project Series B**                                                              1.90     10/1/26        6,800,000
   10,000,000  Newport Beach CA Healthcare Facilities Revenue Hoag Memorial Hospital
                Project Series C**                                                              1.90     10/1/26       10,000,000
    5,900,000  Oakland CA Joint Powers Financing Authority Lease Revenue Series A1 FSA
                Insured**                                                                       1.55      8/1/21        5,900,000
   18,205,000  Orange County CA Apartment Development MFHR Aliso Creek Project Series B
                Collateralized by FHLMC**                                                       1.55     11/1/22       18,205,000
   11,800,000  Orange County CA Apartment Development MFHR Bluffs Apartments Project
                Series C Collateralized by FHLMC**                                              1.55     12/1/29       11,800,000
    7,449,000  Orange County CA Apartment Development MFHR Harbor Pointe Project Series D
                Collateralized by FHLMC**                                                       1.55     12/1/22        7,449,000
    4,500,000  Orange County CA Apartment Development MFHR Larkspur Canyon Apartments
                Project Series A Collateralized by FNMA**                                       1.50     6/15/37        4,500,000
    4,000,000  Orange County CA Apartment Development MFHR Park Ridge Villas Project
                Collateralized by FNMA**                                                        1.55    11/15/28        4,000,000
   13,000,000  Orange County CA Apartment Development MFHR Series A Collateralized
                by FHLMC**                                                                      1.55     12/1/06       13,000,000
    8,200,000  Orange County CA Apartment Development MFHR Series G1 Collateralized
                by FNMA**                                                                       1.55    11/15/28        8,200,000
   10,000,000  Orange County CA Apartment Development MFHR Series G3 Collateralized
                by FNMA**                                                                       1.55    11/15/28       10,000,000
    6,400,000  Orange County CA Improvement Bonds GO Societe Generale/KBC Bank NV LOC**         1.90      9/2/18        6,400,000
   22,200,000  Orange County CA Sanitation Districts Lease Revenue AMBAC Insured**              1.55      8/1/13       22,200,000
    3,700,000  Orange County CA Water District Revenue                                          1.20    10/10/02        3,700,000
    5,000,000  Orange County CA Water District Revenue                                          1.20    10/10/02        5,000,000

                                       18

                                                                                              INTEREST  MATURITY
PRINCIPAL      SECURITY NAME                                                                    RATE      DATE         VALUE
$   5,800,000  Orange County CA Water District Revenue                                          1.25%    12/4/02  $     5,800,000
    5,000,000  Pacific HFA CA Housing Revenue Series A Collateralized by FHLMC**                1.65      2/1/07        5,000,000
    8,720,000  Palo Alto CA USD GO Series II R 93**                                             1.63      8/1/16        8,720,000
    2,500,000  Placer County CA Office of Education TRAN GO                                     2.63    11/25/02        2,502,305
    4,995,000  Port of Oakland CA Transportation Revenue FGIC Insured**                         1.69      5/1/08        4,995,000
   18,290,000  Port of Oakland CA Transportation Revenue Series 5 FGIC Insured**                1.63     11/1/12       18,290,000
    3,095,000  Port of Oakland CA Transportation Revenue Series K FGIC Insured**                1.63     11/1/21        3,095,000
    3,650,000  Rancho Mirage CA Joint Powers Financing Authority Healthcare Facilities
                Revenue Eisenhower Medical Center Series B Allied Irish Bank plc LOC**          1.75      1/1/26        3,650,000
    5,000,000  Riverside County CA                                                              1.45    10/17/02        5,000,000
    2,245,000  Riverside County CA Asset Leasing Corporation Lease Revenue Series 148
                MBIA Insured**                                                                  1.58      6/1/16        2,245,000
    8,000,000  Riverside County CA Community Facilities District Tax Revenue Series 88-4
                KBC Bank NV LOC**                                                               1.60      9/1/14        8,000,000
    5,000,000  Riverside County CA IDA IDR Term Manuafacturing Incorporated Project Bank
                of America NA LOC**                                                             1.50      6/1/26        5,000,000
   22,400,000  Riverside-San Bernardino CA HFA Housing Revenue Series A**                       1.80      7/1/06       22,400,000
    5,000,000  Rocklin CA USD TRAN GO                                                           2.63    11/25/02        5,004,610
    4,200,000  Roseville CA City School District TRAN GO                                        2.63    11/25/02        4,203,872
    5,000,000  Roseville CA Joint USD TRAN GO                                                   2.63    11/25/02        5,004,610
   16,200,000  Sacramento CA Municipal                                                          1.20     10/4/02       16,200,000
    9,900,000  Sacramento CA USD FSA Insured**                                                  1.60      7/1/31        9,900,000
    7,000,000  Sacramento County CA HFA MFHR Arlington Creek Apartments Series I
                Collateralized by FNMA**                                                        1.60     5/15/34        7,000,000
    6,300,000  Sacramento County CA HFA MFHR Hidden Oaks Apartments Project Series C
                Collateralized by FNMA**                                                        1.60     5/15/29        6,300,000
    6,000,000  Sacramento County CA HFA MFHR Normandy Park Apartments Project Series A
                Collateralized by FNMA**                                                        1.60     2/15/33        6,000,000
    5,200,000  Sacramento County CA MFHR Series A**                                             1.55      4/1/26        5,200,000
   10,200,000  San Bernardino County CA COP Healthcare Facilities Revenue MBIA Insured
                Prerefunded 8/1/05 @ 102**                                                      1.67      8/1/28       10,200,000
    6,115,000  San Bernardino County CA MFHR Green Valley Apartments Project Series A
                Collateralized by FNMA**                                                        1.55     5/15/29        6,115,000
    5,700,000  San Bernardino County CA MFHR Sycamore Terrace Project Series A
                Collateralized by FNMA**                                                        1.55     5/15/29        5,700,000
    1,655,000  San Bernardino County CA TRAN**                                                  1.65      3/1/10        1,655,000
   55,000,000  San Bernardino County CA TRAN GO                                                 3.00      7/1/03       55,533,955
    3,395,000  San Diego CA Area HFA Housing Revenue Series B**                                 1.65      6/1/06        3,395,000
   15,500,000  San Diego CA HFA MFHR La Cima Project US Bank Trust NA LOC
                Remarketed 7/15/99**                                                            1.50     12/1/22       15,500,000
    5,200,000  San Diego CA HFA MFHR Stratton Apartments Project Series A Collateralized
                by FNMA**                                                                       1.60     1/15/33        5,200,000
   32,595,000  San Diego CA MFHR Collateralized by FHLMC**                                      1.69      3/1/32       32,595,000
   22,330,000  San Diego CA MFHR Collateralized by FHLMC**                                      1.69      9/1/04       22,330,000
   10,200,000  San Diego CA MFHR Collateralized by FNMA Remarketed 2/28/00**                    1.60      8/1/14       10,200,000
    3,500,000  San Diego CA MFHR University Town Center Apartments Project Bank of
                America NT & SA LOC**                                                           1.60     10/1/15        3,500,000

                                       19

                                                                                              INTEREST  MATURITY
PRINCIPAL      SECURITY NAME                                                                    RATE      DATE         VALUE
$  19,130,000  San Diego CA PFA Series SG**                                                     1.65%    5/15/29  $    19,130,000
   11,580,000  San Diego CA USD**                                                               1.65      7/1/22       11,580,000
   11,000,000  San Diego County CA                                                              1.15     10/8/02       11,000,000
    5,000,000  San Diego County CA                                                              1.30    10/10/02        5,000,000
   13,700,000  San Diego County CA                                                              1.30    10/16/02       13,700,000
   11,900,000  San Diego County CA                                                              1.25     12/4/02       11,900,000
    4,600,000  San Diego County CA Water Authority Water Revenue Series I MBIA Insured**        1.63     11/1/10        4,600,000
    1,250,000  San Francisco CA Bay Area Rapid Transportation District Sales Tax Revenue
                FGIC Insured**                                                                  1.65      1/1/08        1,250,000
    6,600,000  San Francisco CA City & County Lease Revenue Moscone Center Expansion
                Project Series 1 AMBAC Insured**                                                1.60      4/1/30        6,600,000
    1,895,000  San Francisco CA City & County Port Airport & Marina Revenue Series 27A
                MBIA Insured                                                                    4.00      5/1/03        1,923,512
    4,975,000  San Francisco CA City & County Series C6**                                       1.65     6/15/07        4,975,000
    3,400,000  San Joaquin Hills CA Transportation Revenue Prerefunded 1/1/03 @ 102             6.75      1/1/32        3,513,433
   21,500,000  San Jose CA Finance Authority Bond Anticipation Notes Lease Revenue
                Series A                                                                        2.50    12/12/02       21,549,478
    2,700,000  San Jose CA Finance Authority Lease Revenue Civic Center Phase 1 Project
                Morgan Guaranty Trust LOC**                                                     1.50      4/1/30        2,700,000
   13,400,000  San Jose CA MFHR**                                                               1.90      4/1/44       13,400,000
    1,500,000  San Jose CA MFHR Almaden Lake Village Apartments Project Series A
                Collateralized by FNMA**                                                        1.63      3/1/32        1,500,000
    3,000,000  San Jose CA MFHR Somerset Park Project Bank of America NT & SA LOC**             1.45     11/1/17        3,000,000
    2,000,000  San Jose CA RDA Tax Allocation Revenue Series 158Z**                             1.67      8/1/14        2,000,000
    8,300,000  San Jose Evergreen CA Community GO Series J**                                    1.63      3/1/11        8,300,000
    8,690,000  San Jose-Santa Clara CA Water Authority**                                        1.65    11/15/20        8,690,000
   17,000,000  San Juan CA USD TRAN GO Series 2001-02                                           2.50    10/24/02       17,003,663
    2,200,000  San Leandro CA MFHR Haas Avenue Apartments Project Series B Security
                Pacific National LOC**                                                          1.60     10/1/07        2,200,000
    9,500,000  Santa Barbara County CA TRAN GO Series A                                         3.00     7/25/03        9,612,641
    2,595,000  Santa Clara CA Electric Revenue Series B AMBAC Insured Subject to
                Crossover Refunding**                                                           1.55      7/1/10        2,595,000
    5,900,000  Santa Clara County CA HFA MFHR Benton Park Center Apartments Project
                Series A Collateralized by FNMA**                                               1.65    12/15/25        5,900,000
    7,900,000  Santa Clara County CA HFA MFHR Foxchase Apartments Project FGIC Insured
                Remarketed 3/17/94**                                                            1.55     11/1/07        7,900,000
    5,150,000  Simi Valley CA MFHR Series A Bank of America NT & SA LOC Collateralized
                by FHLMC**                                                                      1.55      7/1/23        5,150,000
    4,500,000  Sonoma County CA TRAN GO                                                         3.00    11/19/02        4,506,459
   30,595,000  South Orange County CA PFA Series 146 FGIC Insured**                             1.40     8/15/15       30,595,000
    8,325,000  South Placer CA Wastewater Authority Sewer Revenue Series B FGIC Insured**       1.60     11/1/35        8,325,000
   15,000,000  Southern California Public Power Authority Power Revenue Palo Verde
                Project Series C AMBAC Insured**                                                1.55      7/1/17       15,000,000
   42,315,000  Southern California Public Power Authority Power Revenue Southern
                Transmission Project Lloyds TSB Bank LOC AMBAC Insured**                        1.55      7/1/19       42,315,000
    2,400,000  Southern California Public Power Authority Power Revenue Southern
                Transmission Project Series A FSA Insured**                                     1.55      7/1/23        2,400,000
    2,000,000  Stockton CA Healthcare Facilities Revenue Dameron Hospital Association
                Project Series A US Bank NA LOC**                                               1.95     12/1/32        2,000,000

                                       20

                                                                                              INTEREST  MATURITY
PRINCIPAL      SECURITY NAME                                                                    RATE      DATE          VALUE
$  13,785,000  Turlock CA Irrigation District COP Lease Revenue Capital Improvement
                Project**                                                                       1.90%     1/1/31  $    13,785,000
    3,200,000  Union City CA MFHR Mission Sierra Project Series A Collateralized by
                FNMA**                                                                          1.55     7/15/29        3,200,000
    5,995,000  University CA Education Facilities Revenue Series 478 MBIA Insured**             1.58      9/1/22        5,995,000
    3,000,000  University CA Education Facilities Revenue Series 480 MBIA Insured**             1.58      9/1/22        3,000,000
    4,790,000  University CA Series 24**                                                        1.65      9/1/14        4,790,000
    3,000,000  University of California Regents                                                 1.20    10/18/02        3,000,000
   10,000,000  University of California Regents                                                 1.25     12/2/02       10,000,000
    3,800,000  University of California Regents                                                 1.30     12/6/02        3,800,000
    4,500,000  Val Verde CA USD TRAN GO                                                         2.75    11/28/02        4,506,317
    7,300,000  Vallejo CA HFA MFHR Dresdner Bank AG LOC Remarketed 1/3/94**                     1.55      1/1/08        7,300,000
    9,700,000  West Basin CA Municpal Water District Lease Revenue Phase II Recycled
                Water Project Series B Bayerische HE Hypo-und Vereinsbank LOC**                 1.60      8/1/27        9,700,000
    4,000,000  Western Placer CA USD TRAN GO                                                    2.63    11/25/02        4,003,689
    7,075,000  Yucaipa-Calimesa Joint USD Lease Revenue Series A BNP Paribas LOC**              1.50      7/1/32        7,075,000

                                                                                                                    2,346,950,397
                                                                                                                  ---------------

OTHER - 3.97%
    4,600,000  ABN Amro Munitops 1997 7 Munitops Certificates MBIA Insured**                    1.65      7/4/07        4,600,000
   17,995,000  ABN Amro Munitops 1998 20 Munitops Certificates AMBAC Insured**                  1.65      7/5/06       17,995,000
   13,176,000  ABN Amro Munitops 1998 25 Munitops Certificates FGIC Insured**                   1.65      7/5/06       13,176,000
   17,000,000  ABN Amro Munitops 2000 5 Munitops Certificates FGIC Insured** +                  1.68      5/7/08       17,000,000
   44,000,000  Charter MAC GO Series 1 Bayerische Landesbank/Dexia Bank/Toronto Dominion
                Bank LOC MBIA Insured+/-                                                        1.75      9/1/40       44,000,000
    3,000,000  Roaring Fork Muni Products**                                                     1.68      3/1/34        3,000,000

                                                                                                                       99,771,000
                                                                                                                  ---------------

PUERTO RICO - 2.24%
    3,200,000  Childrens Trust Fund PR Series 149 Morgan Guaranty Trust LOC**                   2.00      7/1/08        3,200,000
    4,335,000  Puerto Rico Commonwealth Fuel Sales Tax Revenue Series 477 MBIA Insured**        1.58      7/1/23        4,335,000
    1,330,000  Puerto Rico Commonwealth GO Series 365 MBIA/IBC Insured**                        1.58      7/1/29        1,330,000
   10,000,000  Puerto Rico Commonwealth Highway & Transportation Authority Eagle Trust
                Series 2002 5102 FSA Insured**                                                  1.63      7/1/27       10,000,000
    2,390,000  Puerto Rico Commonwealth Highway & Transportation Authority Fuel Sales Tax
                Revenue MBIA/IBC Insured**                                                      1.61      1/1/19        2,390,000
    5,000,000  Puerto Rico Commonwealth Highway & Transportation Authority Fuel Sales Tax
                Revenue Series 2 MBIA Insured**                                                 1.63      7/1/38        5,000,000
    3,665,000  Puerto Rico Commonwealth Infrastructure Financing Authority Revenue
                Series 107**                                                                    2.00     10/1/32        3,665,000
    2,000,000  Puerto Rico Commonwealth Infrastructure Financing Authority Sales Tax
                Revenue Series 498 AMBAC Insured**                                              1.61      7/1/07        2,000,000
    4,995,000  Puerto Rico Commonwealth Infrastructure Financing Authority Sales Tax
                Revenue Series -806 AMBAC Insured**                                             1.58      7/1/15        4,995,000
    7,200,000  Puerto Rico Infrastructure Financing Authority Eagle Trust
                Series 2001 5101**                                                              1.63     10/1/34        7,200,000
    1,195,000  Puerto Rico PFA GO Series 111 AMBAC Insured**                                    1.58      6/1/26        1,195,000
    2,775,000  Puerto Rico PFA GO Series 522X MBIA Insured**                                    1.58      8/1/22        2,775,000

                                       21

                                                                                              INTEREST  MATURITY
PRINCIPAL      SECURITY NAME                                                                    RATE      DATE         VALUE
$   2,000,000  Puerto Rico PFA GO Series 579**                                                  1.61%     6/1/10  $     2,000,000
    6,135,000  Puerto Rico Public Buildings Authority Lease Revenue Series 416
                FSA/CR Insured**                                                                1.58      7/1/21        6,135,000

                                                                                                                       56,220,000
                                                                                                                  ---------------

Total Municipal Securities (Cost $2,502,941,397)                                                                    2,502,941,397
                                                                                                                  ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $2,502,941,397)*                                                               99.70%                       $ 2,502,941,397
OTHER ASSETS AND LIABILITIES, NET                                                     0.30                              7,486,581
                                                                                    ------                        ---------------
Total Net Assets                                                                    100.00%                       $ 2,510,427,978
                                                                                    ------                        ---------------

+ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED. THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID BY THE ADVISOR BASED ON PROCEDURES APPROVED BY THE BOARD OF DIRECTORS.
+/- VARIABLE RATE SECURITIES. THE MATURITY DATE SHOWN IS THE ACTUAL MATURITY
    DATE.
** THESE VARIABLE RATE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE REMAINING MATURITY. THE MATURITY DATE SHOWN IS THE ACTUAL MATURITY DATE.
* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

   CASH INVESTMENT MONEY MARKET FUND

PRINCIPAL      SECURITY NAME                                         INTEREST RATE     MATURITY DATE         VALUE
CERTIFICATES OF DEPOSIT - 11.96%
$ 100,000,000  Abbey National Treasury Services                           2.54%          12/20/02      $    100,000,000
   75,000,000  Bank of Nova Scotia New York Branch                        1.73           12/09/02            75,000,000
  125,000,000  Bank of Nova Scotia New York Branch                        1.74           12/09/02           125,000,000
   91,500,000  Canadian Imperial Bank of Commerce                         2.01           02/20/03            91,571,726
  125,000,000  Canadian Imperial Bank of Commerce New York
                Branch                                                    1.75           11/06/02           125,006,213
  125,000,000  Commerzbank AG New York Branch+/-                          1.79           10/29/02           124,999,525
  100,000,000  Danske Bank+/-                                             1.75           10/02/02            99,999,890
  250,000,000  DZ Bank New York Branch                                    1.80           10/10/02           250,000,000
  100,000,000  HBOS Treasury Services plc                                 1.78           12/02/02           100,000,000
  100,000,000  HBOS Treasury Services plc                                 1.82           12/12/02           100,006,612
   60,000,000  Landesbank Hessen-Theuringen                               2.54           12/20/02            60,000,000
   50,000,000  Societe Generale New York Branch                           1.99           12/31/02            50,006,237
  150,000,000  Swedbank New York Branch                                   2.99           04/17/03           149,992,012
  200,000,000  Toronto Dominion Bank New York Branch                      1.74           12/05/02           200,025,108
   50,000,000  Toronto Dominion Bank New York Branch                      2.98           04/17/03            49,994,675
   50,000,000  Unicredito Italiano                                        2.83           03/18/03            50,234,641
   50,000,000  Union Bank of Switzerland Stamford CT Branch               2.36           12/17/02            49,982,829
   35,000,000  Union Bank of Switzerland Stamford CT Branch               2.50           12/18/02            34,998,526

Total Certificates of Deposit (Cost $1,836,817,994)                                                       1,836,817,994
                                                                                                       ----------------

COMMERCIAL PAPER - 49.52%
   72,000,000  Aegon Funding Corporation                                  1.81^          12/20/02            71,712,000
   27,261,000  Amstel Funding Corporation                                 1.82^          10/02/02            27,259,622
   60,000,000  Amstel Funding Corporation                                 1.78^          10/03/02            59,994,067
   20,000,000  Amstel Funding Corporation                                 1.75^          10/15/02            19,986,389
  200,000,000  Amstel Funding Corporation                                 1.71^          10/15/02           199,867,778
  113,021,000  Aquinas Funding LLC                                        2.00^          10/01/02           113,021,000
  160,000,000  Aquinas Funding LLC                                        1.86^          10/09/02           159,934,222
   48,626,000  Asset Portfolio Funding Corporation                        1.81^          10/03/02            48,621,137
   35,000,000  Atlantis One Funding Corporation                           2.01^          10/15/02            34,972,914
   70,000,000  Atlantis One Funding Corporation                           1.71^          11/06/02            69,881,000
   50,000,000  Atlantis One Funding Corporation                           2.01^          11/13/02            49,881,153
  137,716,000  Atlantis One Funding Corporation                           1.81^          11/19/02           137,378,596
  200,000,000  Atlantis One Funding Corporation                           1.71^          11/20/02           199,527,778
  150,000,000  Bavaria TRR Corporation                                    1.80^          10/15/02           149,895,583
  140,000,000  Beta Finance Incorporated                                  1.77^          03/24/03           138,815,836
   50,000,000  BP Trinidad and Tobago                                     2.09^          11/12/02            49,879,250
   50,000,000  Comision Federal de Electricidad                           1.72^          11/04/02            49,919,250
  251,347,000  Concord Minuteman Capital Company LLC                      1.77^          11/05/02           250,909,602
   50,000,000  Concord Minuteman Capital Company LLC                      1.78^          11/07/02            49,908,528
   87,386,000  Crown Point Capital Company LLC                            1.76^          10/11/02            87,343,278
  212,574,000  Crown Point Capital Company LLC                            1.76^          10/16/02           212,418,803
   30,174,000  Crown Point Capital Company LLC                            1.80^          10/17/02            30,149,861
   38,960,000  Crown Point Capital Company LLC                            1.80^          10/18/02            38,926,884
   25,537,000  Crown Point Capital Company LLC                            1.89^          01/24/03            25,384,453
   70,000,000  Dorada Finance Incorporated                                1.87^          01/06/03            69,651,070
  215,000,000  Edison Asset Securitization LLC                            2.14^          10/07/02           214,930,083

                                       23

PRINCIPAL      SECURITY NAME                                         INTEREST RATE     MATURITY DATE         VALUE
$ 207,459,000  Edison Asset Securitization LLC                            2.13%^         10/08/02      $    207,373,884
   98,511,000  Edison Asset Securitization LLC                            2.16^          10/09/02            98,464,153
   77,677,000  Edison Asset Securitization LLC                            2.14^          10/10/02            77,635,831
   16,076,000  Enterprise Funding Corporation                             1.80^          10/04/02            16,073,589
   20,000,000  Eureka Securitization Incorporated                         1.78^          10/25/02            19,976,400
   50,000,000  Eureka Securitization Incorporated                         1.77^          11/19/02            49,880,222
   75,000,000  Forrestal Funding                                          1.76^          11/01/02            74,886,334
  105,000,000  Giro Funding US Corporation                                1.72^          10/08/02           104,965,088
   50,000,000  Giro Funding US Corporation                                1.78^          11/18/02            49,881,333
   23,444,000  Govco Incorporated                                         1.71^          11/06/02            23,404,145
   65,000,000  Govco Incorporated                                         1.71^          11/08/02            64,883,361
   56,000,000  Grampian Funding Limited                                   1.72^          12/04/02            55,829,760
   31,600,000  Greyhawk Funding LLC                                       1.83^          11/06/02            31,542,488
  201,356,000  Halogen Capital Company LLC                                1.72^          11/12/02           200,954,295
   95,588,000  Holdenby Capital Company LLC                               1.82^          10/11/02            95,539,941
   85,000,000  Irish Life & Permanent plc                                 2.01^          11/15/02            84,788,563
  100,000,000  Irish Life & Permanent plc                                 1.90^          02/05/03            99,336,778
   49,000,000  Irish Life & Permanent plc                                 1.90^          02/07/03            48,669,904
   50,000,000  Ivory Funding Corporation                                  1.85^          10/23/02            49,943,472
  125,000,000  Jupiter Securitization Corporation                         1.78^          12/16/02           124,532,917
  130,153,000  Lexington Parker Capital Corporation LLC                   1.80^          01/27/03           129,393,630
   90,000,000  Lexington Parker Capital Corporation LLC                   1.79^          03/03/03            89,319,150
  103,302,000  Lexington Parker Capital Corporation LLC                   1.78^          03/14/03           102,473,748
   45,000,000  Liquid Funding Limited                                     1.77^          10/28/02            44,940,263
   45,000,000  Liquid Funding Limited                                     1.77^          10/31/02            44,933,625
  148,970,000  Moat Funding LLC                                           2.15^          10/08/02           148,908,302
   83,000,000  Moat Funding LLC                                           1.69^          02/04/03            82,511,960
  195,000,000  Moriarty Limited                                           1.85^          01/13/03           193,969,100
  240,000,000  Moriarty Limited                                           1.65^          02/06/03           238,600,532
   35,000,000  Mortgage Interest Net Trust                                1.82^          10/01/02            35,000,000
   44,712,000  Mortgage Interest Net Trust                                1.82^          11/15/02            44,610,839
   50,000,000  Mortgage Interest Net Trust                                1.85^          12/19/02            49,799,209
  100,000,000  National Bank of New Zealand International                 1.78^          11/20/02            99,754,167
  150,000,000  Neptune Funding Corporation                                1.80^          10/23/02           149,835,000
   65,002,000  Neptune Funding Corporation                                1.78^          11/21/02            64,839,008
   68,827,000  Neptune Funding Corporation                                1.81^          12/18/02            68,558,575
   72,500,000  Ness LLC                                                   1.77^          10/21/02            72,428,708
   90,334,000  Ness LLC                                                   1.72^          11/06/02            90,179,529
    8,034,000  Ness LLC                                                   1.79^          01/23/03             7,988,716
   94,470,000  Ness LLC                                                   1.77^          02/21/03            93,809,550
    8,000,000  Ness LLC                                                   1.77^          02/24/03             7,942,898
  100,000,000  Northern Rock plc                                          2.13^          10/10/02            99,947,250
   55,000,000  Paradigm Funding LLC                                       1.79^          10/09/02            54,978,122
  123,000,000  Pennine Funding LLC                                        1.71^          11/07/02           122,785,092
  100,000,000  Pennine Funding LLC                                        1.76^          02/04/03            99,387,500
  246,030,000  Prudential plc                                             2.29^          12/20/02           244,799,850

                                       24

PRINCIPAL      SECURITY NAME                                         INTEREST RATE     MATURITY DATE         VALUE
$  80,300,000  Sheffield Receivables Corporation                          1.80%^         10/01/02      $     80,300,000
   75,000,000  Shell Finance Netherland                                   1.74^          03/10/03            74,426,667
  100,000,000  Shell Finance Netherland                                   1.78^          04/16/03            99,034,154
  100,000,000  Shell Finance UK                                           1.78^          02/12/03            99,343,029
   50,000,000  Shell Finance UK                                           1.79^          02/14/03            49,664,723
   50,000,000  Shell Finance UK                                           1.72^          03/06/03            49,631,667
   45,000,000  Special Purpose Accounts Receivable Cooperative
                Corporation                                               1.78^          10/22/02            44,953,275
   40,000,000  Special Purpose Accounts Receivable Cooperative
                Corporation                                               1.79^          10/24/02            39,954,256
   91,125,000  Surrey Funding Corporation                                 1.81^          10/02/02            91,120,444
   80,000,000  Surrey Funding Corporation                                 1.76^          10/21/02            79,921,778
  165,000,000  Swedbank                                                   2.10^          10/09/02           164,923,733
  110,000,000  ZCM Matched Funding Corporation                            2.02^          11/07/02           109,773,889

Total Commercial Paper (Cost $7,603,474,533)                                                              7,603,474,533
                                                                                                       ----------------

DISCOUNT NOTES - AGENCY - 1.78%
  225,000,000  FNMA                                                       1.72^          04/01/03           223,087,375
   50,000,000  FNMA                                                       1.82^          04/01/03            49,545,000

Total Discount Notes - Agency (Cost $272,632,375)                                                           272,632,375
                                                                                                       ----------------

FIXED RATE FUNDING AGREEMENTS - 1.30%
  200,000,000  Security Life of Denver                                    1.86           12/26/02           200,000,000

Total Fixed Rate Funding Agreements (Cost $200,000,000)                                                     200,000,000
                                                                                                       ----------------

FIXED RATE NOTES - CORPORATE - 2.69%
   85,000,000  Belford US Capital Company+                                3.02           04/15/03            85,000,000
   75,000,000  CC USA Incorporated+                                       2.54           06/23/03            75,000,000
   48,250,000  General Electric Capital Corporation                       8.70           02/15/03            49,465,830
   50,000,000  K2 (USA) LLC                                               2.75           06/16/03            50,000,000
   50,000,000  Links Finance LLC                                          2.56           06/23/03            50,000,000
   53,000,000  Links Finance LLC+                                         2.00           10/10/03            53,000,000
   50,000,000  McDonald's Corporation+                                    4.45           03/07/03            50,385,240

Total Fixed Rate Notes - Corporate (Cost $412,851,070)                                                      412,851,070
                                                                                                       ----------------

FLOATING RATE COMMERCIAL PAPER - 2.54%
  200,000,000  Compass Securitization+/-                                  1.80           01/14/03           199,988,569
   90,000,000  Fairway Finance Corporation+/-                             1.00           01/07/03            89,997,750
  100,000,000  Fairway Finance Corporation+/-                             1.00           01/21/03            99,997,500

Total Floating Rate Commercial Paper (Cost $389,983,819)                                                    389,983,819
                                                                                                       ----------------

FLOATING RATE FUNDING AGREEMENTS - 1.95%
  100,000,000  GE Life & Annuity Assurance Company+/-                     1.81           11/08/02           100,000,000
  100,000,000  GE Life & Annuity Assurance Company+/-                     1.87           12/27/02           100,000,000
  100,000,000  Western & Southern Life Insurance Company+/-               1.82           10/01/03           100,000,000

Total Floating Rate Funding Agreements (Cost $300,000,000)                                                  300,000,000
                                                                                                       ----------------

                                       25

PRINCIPAL      SECURITY NAME                                         INTEREST RATE     MATURITY DATE        VALUE
FLOATING RATE NOTES - CORPORATE - 21.63%
$ 175,000,000  American Express Centurion Bank+/-                         1.82%          10/03/02      $    175,000,000
   90,000,000  Associates Corporation of North America+/-                 1.86           06/26/03            90,000,000
  165,000,000  Bear Stearns & Company Incorporated+/-                     1.86           04/03/03           165,000,000
   40,000,000  Belford US Capital Company+/- +                            1.82           12/17/02            40,000,000
   40,000,000  Belford US Capital Company+/- +                            1.83           01/14/03            40,000,000
   25,000,000  Belford US Capital Company+/- +                            1.81           03/07/03            25,000,000
   50,000,000  Belford US Capital Company+/- +                            1.81           05/16/03            50,000,000
   75,000,000  Blue Heron Funding Limited Series 1A+/- +                  1.87           10/18/02            75,000,000
  150,000,000  Dorada Finance Incorporated+/- +                           1.77           04/16/03           149,983,809
  100,000,000  Eureka Securitization Incorporated+/-                      1.79           04/15/03           100,000,000
   50,000,000  GE Life & Annuity Assurance Company+/-                     1.82           07/01/03            50,000,000
   50,000,000  GE Life & Annuity Assurance Company+/-                     1.86           07/01/03            50,000,000
   50,000,000  General Electric Capital Corporation+/-                    1.83           11/06/02            50,000,900
   75,500,000  General Electric Capital Corporation+/-                    1.81           03/24/03            75,507,974
   80,000,000  Goldman Sachs Group Incorporated+/-                        1.87           01/03/03            80,000,000
   70,000,000  Household Finance Corporation+/-                           2.04           11/01/02            70,010,687
   71,000,000  International Lease Finance Corporation+/-                 2.11           01/09/03            71,000,000
  200,000,000  K2 (USA) LLC+/-                                            1.78           07/25/03           199,983,727
   70,000,000  Liberty Lighthouse Capital+/- +                            1.79           10/25/02            69,999,079
   75,000,000  Liberty Lighthouse Capital+/- +                            1.79           03/20/03            74,989,375
  105,000,000  Liberty Lighthouse Capital+/- +                            1.81           05/15/03           104,998,298
   50,000,000  Liberty Lighthouse Capital+/- +                            1.81           05/23/03            50,000,000
   40,000,000  Liberty Lighthouse Capital+/- +                            1.77           09/24/03            39,996,080
  233,000,000  Merrill Lynch & Company Incorporated+/-                    1.81           05/30/03           233,000,000
  150,000,000  Nationwide Building Society+/- +                           1.82           02/14/03           149,988,792
  150,000,000  Northern Rock plc+/- +                                     1.86           10/17/02           150,000,000
  260,000,000  Northern Rock plc+/- +                                     1.75           02/14/03           260,000,000
  135,000,000  Premier Asset Trust Series 2002 5+/- +                     1.88           05/08/03           135,000,000
  131,000,000  Premium Asset Trust Series 20014+/- +                      1.87           05/21/03           131,031,933
  160,000,000  Racers Series 2002 7 MM+/- +                               1.97           10/17/03           160,000,000
  100,000,000  SMM Trust Series 2002 H+/- +                               1.83           09/23/03           100,000,000
   75,000,000  White Pine Finance LLC+/- +                                1.79           06/20/03            75,000,000
   30,000,000  White Pine Finance LLC+/- +                                1.79           07/25/03            29,997,805

Total Floating Rate Notes - Corporate (Cost $3,320,488,459)                                               3,320,488,459
                                                                                                       ----------------

MUNICIPAL DEMAND NOTES - 0.05%
      670,000  Kalamazoo Funding Company LLC**                            2.02           12/15/26      $       670,000
      585,000  Kalamazoo Funding Company LLC**                            2.20           12/15/26              585,000
      705,000  Kalamazoo Funding Company LLC**                            2.20           12/15/26              705,000
    1,120,000  Kalamazoo Funding Company LLC**                            2.20           12/15/26            1,120,000
    1,355,000  Kalamazoo Funding Company LLC**                            2.20           12/15/26            1,355,000
    1,515,000  Kalamazoo Funding Company LLC**                            2.20           12/15/26            1,515,000
    1,800,000  Kalamazoo Funding Company LLC**                            2.20           12/15/26            1,800,000

Total Municipal Demand Notes (Cost $7,750,000)                                                               7,750,000
                                                                                                      ----------------

                                       26

PRINCIPAL      SECURITY NAME                                         INTEREST RATE     MATURITY DATE        VALUE
REPURCHASE AGREEMENTS - 3.79%
$  55,000,000  Banc America Securities LLC                                2.00%          10/01/02      $     55,000,000
   50,000,000  Bear Stearns & Company Incorporated                        1.96           10/01/02            50,000,000
   95,256,000  Credit Suisse First Boston                                 1.96           10/01/02            95,256,000
  302,000,000  JP Morgan Securities Incorporated                          2.00           10/01/02           302,000,000
   80,000,000  Morgan Stanley & Company Incorporated                      2.05           10/01/02            80,000,000

Total Repurchase Agreements (Cost $582,256,000)                                                             582,256,000
                                                                                                       ----------------

TIME DEPOSITS - 3.97%
  381,000,000  Banque Bruxelles Lambert                                   2.00           10/01/02           381,000,000
   50,000,000  National Australia Bank                                    1.94           10/01/02            50,000,000
   75,000,000  Societe Generale (Canada)                                  2.00           10/01/02            75,000,000
  103,300,000  Southtrust Bank                                            1.81           10/01/02           103,300,000

Total Time Deposits (Cost $609,300,000)                                                                     609,300,000
                                                                                                       ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $15,535,554,250)*                                    101.18%                                     $ 15,535,554,250
OTHER ASSETS AND LIABILITIES, NET                           (1.18)                                         (181,501,858)
                                                           ------                                      ----------------
Total Net Assets                                           100.00%                                     $ 15,354,052,392
                                                           ------                                      ----------------

+ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED. THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID BY THE ADVISOR BASED ON PROCEDURES APPROVED BY THE BOARD OF DIRECTORS.
+/- VARIABLE RATE SECURITIES. THE MATURITY DATE SHOWN IS THE ACTUAL MATURITY
    DATE.
** THESE VARIABLE RATE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE REMAINING MATURITY. THE MATURITY DATE SHOWN IS THE ACTUAL MATURITY DATE.
^   YIELD TO MATURITY.
* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

   GOVERNMENT INSTITUTIONAL MONEY MARKET FUND

PRINCIPAL      SECURITY NAME                                         INTEREST RATE     MATURITY DATE        VALUE
DISCOUNT NOTES - AGENCY - 25.61%

FEDERAL FARM CREDIT BANK - 1.25%
$   2,000,000  FFCB                                                       1.73%^         11/05/02      $      1,996,694

                                                                                                              1,996,694
                                                                                                       ----------------

FEDERAL HOME LOAN BANK - 4.58%
    2,540,000  FHLB                                                       1.74^          10/04/02             2,539,632
      475,000  FHLB                                                       1.67^          10/10/02               474,802
    1,000,000  FHLB                                                       1.68^          10/25/02               998,887
    1,170,000  FHLB                                                       1.68^          11/01/02             1,168,318
    2,108,000  FHLB                                                       1.87^          11/05/02             2,104,244

                                                                                                              7,285,883
                                                                                                       ----------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 11.94%
    5,000,000  FHLMC                                                      1.75^          10/03/02             4,999,517
    2,100,000  FHLMC                                                      1.68^          10/23/02             2,097,857
    5,000,000  FHLMC                                                      1.73^          10/29/02             4,993,389
    2,000,000  FHLMC                                                      1.70^          11/29/02             1,994,527
    1,000,000  FHLMC                                                      1.71^          12/12/02               996,600
    1,000,000  FHLMC                                                      1.76^          12/30/02               995,625
    1,000,000  FHLMC                                                      1.79^          01/02/03               995,479
    1,000,000  FHLMC                                                      1.77^          01/08/03               995,174
    1,000,000  FHLMC                                                      1.80^          05/22/03               988,611

                                                                                                             19,056,779
                                                                                                       ----------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 6.60%
    3,355,000  FNMA                                                       1.81^          10/09/02             3,353,672
      945,000  FNMA                                                       1.73^          11/01/02               943,592
    1,263,750  FNMA                                                       1.73^          11/01/02             1,261,867
    2,500,000  FNMA                                                       1.93^          11/13/02             2,494,356
    1,000,000  FNMA                                                       1.72^          01/02/03               995,583
    1,500,000  FNMA                                                       1.82^          04/01/03             1,486,350

                                                                                                             10,535,420
                                                                                                       ----------------
STUDENT LOAN MARKETING ASSOCIATION - 1.24%
    2,000,000  SLMA                                                       2.48^          02/07/03             1,982,729

                                                                                                              1,982,729
                                                                                                       ----------------

Total Discount Notes - Agency (Cost $40,857,505)                                                             40,857,505
                                                                                                       ----------------

FIXED RATE NOTES - AGENCY - 21.54%

FEDERAL FARM CREDIT BANK - 3.13%
      420,000  FFCB                                                       6.75           01/13/03               424,690
    2,500,000  FFCB                                                       1.73           02/03/03             2,499,480
      400,000  FFCB                                                       4.38           05/01/03               405,853
      650,000  FFCB                                                       5.85           05/15/03               666,319

                                       28

PRINCIPAL      SECURITY NAME                                         INTEREST RATE     MATURITY DATE        VALUE
$     990,000  FFCB                                                       3.13%          10/01/03      $      1,003,592

                                                                                                              4,999,934
                                                                                                       ----------------

FEDERAL HOME LOAN BANK - 8.02%
      575,000  FHLB                                                       6.16           10/17/02               575,959
      750,000  FHLB                                                       6.28           10/30/02               752,335
      100,000  FHLB                                                       6.00           11/08/02               100,380
    1,500,000  FHLB                                                       6.13           11/14/02             1,507,858
    1,350,000  FHLB                                                       6.38           11/15/02             1,357,324
      200,000  FHLB                                                       5.19           11/20/02               200,800
      100,000  FHLB                                                       6.03           11/21/02               100,523
      975,000  FHLB                                                       5.13           01/13/03               984,391
      325,000  FHLB                                                       5.66           01/13/03               328,076
    1,625,000  FHLB                                                       5.40           01/15/03             1,641,853
      400,000  FHLB                                                       5.53           01/15/03               403,784
      100,000  FHLB                                                       5.49           01/21/03               101,131
      100,000  FHLB                                                       5.50           01/21/03               101,136
      225,000  FHLB                                                       5.61           01/23/03               227,343
    1,000,000  FHLB                                                       5.00           02/14/03             1,011,873
      100,000  FHLB                                                       6.01           02/18/03               101,606
      100,000  FHLB                                                       5.61           03/03/03               101,622
      500,000  FHLB                                                       5.72           03/06/03               507,106
      325,000  FHLB                                                       6.03           03/17/03               330,578
      300,000  FHLB                                                       2.60           04/08/03               301,440
    1,200,000  FHLB                                                       5.79           04/23/03             1,227,277
      800,000  FHLB                                                       5.60           09/02/03               828,712

                                                                                                             12,793,107
                                                                                                       ----------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 3.39%
      125,000  FHLMC                                                      6.55           10/02/02               125,014
      366,000  FHLMC                                                      6.25           10/15/02               366,570
      250,000  FHLMC                                                      5.63           01/10/03               252,347
      500,000  FHLMC                                                      5.30           02/05/03               505,348
      895,000  FHLMC                                                      7.00           02/15/03               912,189
    1,000,000  FHLMC                                                      4.75           03/15/03             1,013,604
    2,160,000  FHLMC                                                      7.38           05/15/03             2,234,094

                                                                                                              5,409,166
                                                                                                       ----------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 7.00%
      225,000  FNMA                                                       5.90           10/10/02               225,216
      375,000  FNMA                                                       6.17           10/21/02               375,770
      100,000  FNMA                                                       7.05           11/12/02               100,574
      285,000  FNMA                                                       6.25           11/15/02               286,373
      928,000  FNMA                                                       6.80           01/10/03               939,682
    3,000,000  FNMA                                                       5.25           01/15/03             3,030,075
    3,644,000  FNMA                                                       4.63           05/15/03             3,709,120

                                       29

PRINCIPAL      SECURITY NAME                                         INTEREST RATE     MATURITY DATE        VALUE
$     100,000  FNMA                                                       6.13%          05/19/03      $        102,797
    1,300,000  FNMA                                                       5.45           10/10/03             1,349,660
    1,000,000  FNMA                                                       6.84           10/15/03             1,052,970

                                                                                                             11,172,237
                                                                                                       ----------------

Total Fixed Rate Notes - Agency (Cost $34,374,444)                                                           34,374,444
                                                                                                       ----------------

FLOATING RATE NOTES - AGENCY - 2.38%

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 2.38%
    1,000,000  FNMA+/-                                                    1.69           11/29/02               999,956
    1,800,000  FNMA+/-                                                    1.68           01/10/03             1,799,685
    1,000,000  FNMA+/-                                                    1.69           01/20/04               999,446

Total Floating Rate Notes - Agency (Cost $3,799,087)                                                          3,799,087
                                                                                                       ----------------

REPURCHASE AGREEMENTS - 54.62%
    5,000,000  Bear Stearns & Company Incorporated                        1.76           10/11/02             5,000,000
   39,000,000  Goldman Sachs & Company                                    1.96           10/01/02            39,000,000
   39,000,000  JP Morgan Securities Incorporated                          1.96           10/01/02            39,000,000
    4,142,000  UBS Warburg LLC                                            1.90           10/01/02             4,142,000

Total Repurchase Agreements (Cost $87,142,000)                                                               87,142,000
                                                                                                       ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $166,173,036)*                                       104.15%                                     $    166,173,036
OTHER ASSETS AND LIABILITIES, NET                           (4.15)                                           (6,624,674)
                                                           ------                                      ----------------
Total Net Assets                                           100.00%                                     $    159,548,362
                                                           ------                                      ----------------

+/- VARIABLE RATE SECURITIES. THE MATURITY DATE SHOWN IS THE ACTUAL MATURITY
    DATE.
^   YIELD TO MATURITY.
* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

   GOVERNMENT MONEY MARKET FUND

PRINCIPAL      SECURITY NAME                                         INTEREST RATE     MATURITY DATE        VALUE
DISCOUNT NOTES - AGENCY - 28.48%

FEDERAL FARM CREDIT BANK - 1.14%
$  23,070,000  FFCB                                                       1.72%^         10/31/02      $     23,037,414
   32,000,000  FFCB                                                       1.71^           11/5/02            31,947,110

                                                                                                             54,984,524
                                                                                                       ----------------

FEDERAL HOME LOAN BANK - 3.47%
   23,000,000  FHLB                                                       1.73^           11/5/02            22,961,986
   19,448,000  FHLB                                                       1.71^          11/20/02            19,401,947
   10,300,000  FHLB                                                       1.71^          11/22/02            10,274,634
   25,000,000  FHLB                                                       1.80^           1/10/03            24,876,205
   50,000,000  FHLB                                                       1.80^           1/15/03            49,740,889
   40,000,000  FHLB                                                       1.68^            2/6/03            39,766,755

                                                                                                            167,022,416
                                                                                                       ----------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 11.29%
   25,000,000  FHLMC                                                      2.41^          10/10/02            24,985,375
   70,000,000  FHLMC                                                      1.73^          10/29/02            69,907,445
   22,963,000  FHLMC                                                      1.75^          10/30/02            22,930,814
   33,020,000  FHLMC                                                      1.74^           11/7/02            32,961,967
   74,000,000  FHLMC                                                      2.27^          11/15/02            73,793,725
   37,730,000  FHLMC                                                      1.70^          11/29/02            37,626,735
   49,000,000  FHLMC                                                      1.71^          12/12/02            48,833,401
   34,000,000  FHLMC                                                      1.79^          12/30/02            33,851,251
   24,000,000  FHLMC                                                      1.79^            1/2/03            23,891,501
   29,905,000  FHLMC                                                      1.77^            1/8/03            29,760,672
   75,000,000  FHLMC                                                      2.48^           4/24/03            73,966,460
   49,000,000  FHLMC                                                      1.80^           5/22/03            48,441,837
   23,463,000  FHLMC                                                      1.80^           8/14/03            23,101,441

                                                                                                            544,052,624
                                                                                                       ----------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 11.07%
   38,940,100  FNMA                                                       2.00^           10/1/02            38,940,100
   14,945,000  FNMA                                                       2.28^           10/1/02            14,945,000
   14,550,000  FNMA                                                       1.70^          10/30/02            14,530,484
   14,000,000  FNMA                                                       1.73^           11/1/02            13,979,144
   45,000,000  FNMA                                                       1.73^           11/1/02            44,932,963
   50,000,000  FNMA                                                       1.97^           11/1/02            49,916,472
   30,000,000  FNMA                                                       1.73^          12/11/02            29,899,417
   34,000,000  FNMA                                                       1.72^            1/2/03            33,849,805
   41,076,000  FNMA                                                       2.64^            1/2/03            40,801,167
   10,000,000  FNMA                                                       1.78^            1/8/03             9,951,463
   45,277,000  FNMA                                                       2.53^            2/7/03            44,876,770
   50,000,000  FNMA                                                       2.59^           2/27/03            49,476,432
   50,000,000  FNMA                                                       2.72^            3/7/03            49,422,154
   44,000,000  FNMA                                                       1.82^            4/1/03            43,599,600
    9,000,000  FNMA                                                       1.70^            6/2/03             8,898,780
   25,000,000  FNMA                                                       1.85^           7/25/03            24,628,750

                                       31

PRINCIPAL      SECURITY NAME                                         INTEREST RATE     MATURITY DATE        VALUE
$  21,000,000  FNMA                                                       1.71%^          8/22/03      $     20,681,500

                                                                                                            533,330,001
                                                                                                       ----------------

GOVERNMENT TRUST CERTIFICATES - 0.28%
   13,605,000  Government Trust Certificates                              1.71^           5/15/03            13,461,660

                                                                                                             13,461,660
                                                                                                       ----------------

STUDENT LOAN MARKETING ASSOCIATION - 1.23%
   60,000,000  SLMA                                                       2.46^            2/4/03            59,493,900

                                                                                                             59,493,900
                                                                                                       ----------------

TOTAL DISCOUNT NOTES - AGENCY (COST $1,372,345,125)                                                       1,372,345,125
                                                                                                       ----------------

FIXED RATE NOTES - AGENCY - 14.61%

FEDERAL FARM CREDIT BANK - 1.57%
   10,000,000  FFCB                                                       1.73            10/1/02            10,000,000
   47,500,000  FFCB                                                       1.73             2/3/03            47,490,105
    6,010,000  FFCB                                                       2.60            3/21/03             6,013,916
   12,000,000  FFCB                                                       3.13            10/1/03            12,164,754

                                                                                                             75,668,775
                                                                                                       ----------------

FEDERAL HOME LOAN BANK - 4.50%
    9,000,000  FHLB                                                       2.13           12/11/02             8,996,830
   75,000,000  FHLB                                                       2.45           12/17/02            75,000,000
   12,050,000  FHLB                                                       5.13            1/13/03            12,160,759
   10,100,000  FHLB                                                       5.53            1/15/03            10,209,988
    2,500,000  FHLB                                                       5.50            1/21/03             2,523,923
   15,000,000  FHLB                                                       2.20            1/28/03            14,998,161
    1,750,000  FHLB                                                       5.72             3/6/03             1,774,869
   40,905,000  FHLB                                                       2.30             3/7/03            40,910,103
   10,000,000  FHLB                                                       4.50            5/15/03            10,149,036
   14,340,000  FHLB                                                       6.88            8/15/03            14,975,507
   25,000,000  FHLB                                                       2.00            9/23/03            25,000,000

                                                                                                            216,699,176
                                                                                                       ----------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 2.35%
   35,000,000  FHLMC                                                      6.25           10/15/02            35,051,298
    3,000,000  FHLMC                                                      5.30             2/5/03             3,030,167
    2,000,000  FHLMC                                                      7.00            2/15/03             2,034,438
   50,000,000  FHLMC                                                      7.38            5/15/03            51,521,683
   10,000,000  FHLMC                                                      4.50            6/15/03            10,196,189
   11,095,000  FHLMC                                                      5.75            7/15/03            11,446,899

                                                                                                            113,280,674
                                                                                                       ----------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 5.67%
   13,500,000  FNMA                                                       6.00            11/4/02            13,546,514
   48,633,000  FNMA                                                       6.25           11/15/02            48,894,109

                                       32

PRINCIPAL      SECURITY NAME                                         INTEREST RATE     MATURITY DATE        VALUE
$   4,000,000  FNMA                                                       2.31%          12/27/02      $      4,000,432
   16,091,000  FNMA                                                       6.80            1/10/03            16,289,908
   77,000,000  FNMA                                                       5.25            1/15/03            77,771,025
   85,465,000  FNMA                                                       5.75            4/15/03            87,250,087
   25,000,000  FNMA                                                       4.00            8/15/03            25,470,710

                                                                                                            273,222,785
                                                                                                       ----------------

STUDENT LOAN MARKETING ASSOCIATION - 0.52%
   25,000,000  SLMA                                                       2.25            1/27/03            24,998,563

                                                                                                             24,998,563
                                                                                                       ----------------

Total Fixed Rate Notes - Agency (Cost $703,869,973)                                                         703,869,973
                                                                                                       ----------------

FLOATING RATE NOTES - AGENCY - 22.95%

FEDERAL FARM CREDIT BANK - 2.07%
   50,000,000  FFCB+/-                                                    1.65           11/25/02            49,998,153
   50,000,000  FFCB+/-                                                    1.71            7/10/03            49,994,856

                                                                                                             99,993,009
                                                                                                       ----------------

FEDERAL HOME LOAN BANK - 5.08%
   50,000,000  FHLB+/-                                                    1.75           11/14/02            49,998,535
   65,030,000  FHLB+/-                                                    1.67            1/17/03            65,023,848
   50,000,000  FHLB+/-                                                    1.69            4/21/03            49,984,841
   80,000,000  FHLB+/-                                                    1.63           12/29/03            79,954,736

                                                                                                            244,961,960
                                                                                                       ----------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 1.76%
   50,000,000  FHLMC+/-                                                   1.70             7/8/03            49,988,979
   20,000,000  FHLMC+/-                                                   1.64             8/5/03            19,994,111
   15,000,000  FHLMC+/-                                                   1.63             9/4/03            14,993,729

                                                                                                             84,976,819
                                                                                                       ----------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 14.04%
   50,000,000  FNMA+/-                                                    1.69           10/25/02            49,999,630
   75,000,000  FNMA+/-                                                    1.67            11/4/02            74,996,311
   99,000,000  FNMA+/-                                                    1.69           11/29/02            98,995,589
  100,000,000  FNMA+/-                                                    1.70            12/5/02            99,994,631
  104,000,000  FNMA+/-                                                    1.68            1/10/03           103,981,737
   50,000,000  FNMA+/-                                                    1.64             5/5/03            49,977,095
  125,000,000  FNMA+/-                                                    1.67             6/9/03           124,951,646
   74,000,000  FNMA+/-                                                    1.69            1/20/04            73,958,951

                                                                                                            676,855,590
                                                                                                       ----------------

Total Floating Rate Notes - Agency (Cost $1,106,787,378)                                                  1,106,787,378
                                                                                                       ----------------

REPURCHASE AGREEMENTS - 36.41%
  245,000,000  Bear Stearns & Company Incorporated                        1.76           10/11/02           245,000,000

                                       33

PRINCIPAL      SECURITY NAME                                         INTEREST RATE     MATURITY DATE        VALUE
$ 570,647,725  Goldman Sachs & Company                                    1.96%           10/1/02      $    570,647,725
    1,823,000  Goldman Sachs & Company                                    1.65            10/1/02             1,823,000
  371,482,124  JP Morgan Securities Incorporated                          1.96            10/1/02           371,482,124
  400,000,000  UBS Warburg LLC                                            1.94            10/1/02           400,000,000
   99,836,535  UBS Warburg LLC                                            1.85            10/1/02            99,836,535
   65,858,000  UBS Warburg LLC                                            1.90            10/1/02            65,858,000
                                                                                                       ----------------

TOTAL REPURCHASE AGREEMENTS (COST $1,754,647,384)                                                         1,754,647,384
                                                                                                       ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $4,937,649,860)*                                     102.45%                                     $  4,937,649,860
OTHER ASSETS AND LIABILITIES, NET                           (2.45)                                         (117,868,803)
                                                           ------                                      ----------------
Total Net Assets                                           100.00%                                     $  4,819,781,057
                                                           ------                                      ----------------

+/- VARIABLE RATE SECURITIES. THE MATURITY DATE SHOWN IS THE ACTUAL MATURITY
    DATE.
^   YIELD TO MATURITY.
* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

   NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE MATURITY DATE      VALUE
MUNICIPAL SECURITIES - 101.11%

ALABAMA - 1.58%
$   5,195,000  Alabama Water PCFA PCR Series II R115 AMBAC Insured**                        1.77%    08/15/10     $      5,195,000
    6,655,000  Birmingham Baptist Medical Center AL Series 354**                            1.90     11/15/16            6,655,000
    5,500,000  Birmingham Medical Center East AL Healthcare Facilities Revenue
                Series 569 MBIA Insured**                                                   1.76     07/01/12            5,500,000
    3,495,000  Montgomery AL BMC Special Care Facilities Financing Authority
                Revenue Series 435 MBIA Insured**                                           1.76     11/15/29            3,495,000
    1,700,000  Stevenson AL Industrial Development Board Environmental Impact
                Lease Revenue The Mead Corporation Project Toronto Dominion
                Bank LOC**                                                                  2.05     06/01/32            1,700,000

                                                                                                                        22,545,000
                                                                                                                  ----------------

ALASKA - 0.15%
    2,125,000  Alaska State Housing Finance Corporation Series BB**                         1.83     06/01/07            2,125,000

                                                                                                                         2,125,000
                                                                                                                  ----------------

ARIZONA - 1.98%
   19,200,000  Arizona School District Tax Anticipation Note GO                             2.00     07/31/03           19,290,470
    4,100,000  Maricopa County AZ IDA Housing Revenue Series 1312 Collateralized
                by GNMA/FNMA/FHLMC**                                                        1.80     09/01/05            4,100,000
    2,715,000  Maricopa County AZ IDA MFHR Las Gardenias Apartments Project
                Series A Collateralized by FNMA**                                           1.90     04/15/33            2,715,000
    2,300,000  Maricopa County AZ IDA MFHR Villas Solanas Apartments Project
                Series A**                                                                  1.90     11/15/32            2,300,000

                                                                                                                        28,405,470
                                                                                                                  ----------------

ARKANSAS - 0.21%
    3,000,000  Arkansas State Development Finance Authority SFMR Series II R121
                Collateralized by GNMA/FNMA**                                               1.80     07/01/33            3,000,000

                                                                                                                         3,000,000
                                                                                                                  ----------------

CALIFORNIA - 1.74%
      600,000  California HFA SFMR Home Mortgage Project Series J FSA Insured**             1.75     02/01/32              600,000
    2,800,000  California Higher Education Loan Authority Student Loan Revenue
                Series A State Street Bank & Trust CA LOC+/-                                1.80     07/01/05            2,800,000
    3,855,000  California Statewide CDA Healthcare Facilities Revenue
                Fremont-Rideout Project Series A AMBAC Insured**                            1.95     01/01/31            3,855,000
    8,000,000  Eagle Trust CA+/-                                                            1.77     07/01/19            8,000,000
    4,705,000  IBM Tax Exempt Grantor Trust**                                               1.93     09/01/07            4,705,000
    1,400,000  Los Angeles CA DW&P Utilities Revenue Subseries B6**                         1.85     07/01/34            1,400,000
    3,600,000  Newman Capital Trust**                                                       1.93     04/11/33            3,600,000

                                                                                                                        24,960,000
                                                                                                                  ----------------

COLORADO - 2.53%
    2,000,000  Colorado HFA MFHR Project Series B3 Class I**                                1.75     10/01/35            2,000,000
    3,000,000  Colorado State TRAN GO Series A                                              3.00     06/27/03            3,033,087
    2,450,000  Metropolitan Football Stadium CO Recreational Revenue Capital
                Appreciation Project Series B MBIA Insured^                                 2.20     01/01/03            2,436,664
    6,700,000  Pitkin County CO IDR Aspen Skiing Company Project Series A Bank
                One NA LOC**                                                                2.00     04/01/16            6,700,000

                                       35

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE MATURITY DATE      VALUE
$   9,870,000  Roaring Forks CO**                                                           1.88%    06/01/05     $      9,870,000
   12,200,000  Roaring Forks CO**                                                           1.93     06/01/34           12,200,000

                                                                                                                        36,239,751
                                                                                                                  ----------------

DISTRICT OF COLUMBIA - 0.15%
    2,100,000  District of Columbia GO Series 568 FSA Insured**                             1.76     06/01/07            2,100,000

                                                                                                                         2,100,000
                                                                                                                  ----------------

FLORIDA - 2.11%
    3,000,000  Dade County FL Sales Tax Revenue AMBAC Insured                               6.00     10/01/02            3,000,000
    1,700,000  Escambia County FL HFA Series B+/-                                           2.20     10/01/33            1,700,000
    1,015,000  Escambia County FL HFA SFMR Series 1228 MBIA/FHA/VA Insured**                1.80     10/01/31            1,015,000
    9,000,000  Florida Eagle Trust Lottery Revenue Series 2001 0906**                       1.77     07/01/19            9,000,000
    1,795,000  Florida HFA MFHR Series I Collateralized by FHLMC**                          1.70     12/01/05            1,795,000
    1,175,000  Florida State GO Floater Certificates Series 117**                           1.76     07/01/27            1,175,000
    2,085,000  Hillsborough County FL HFA SFMR Series 259 Collateralized by
                GNMA/FNMA**                                                                 1.80     04/01/30            2,085,000
    5,000,000  Orange County FL IDA Central Florida YMCA Project Series A Bank
                of America LOC**                                                            1.75     05/01/27            5,000,000
    5,500,000  Palm Beach County FL Zoological Society Incorporated Project
                Recreational Revenue Northern Trust Company LOC**                           1.75     05/01/31            5,500,000

                                                                                                                        30,270,000
                                                                                                                  ----------------

GEORGIA - 2.36%
    6,500,000  Atlanta GA Airport Revenue Series SG138**                                    1.78     01/01/26            6,500,000
    4,270,000  Atlanta GA Eagle Trust Series 2000 1003**                                    1.77     01/01/30            4,270,000
    1,500,000  Buford GA Housing Authority MFHR Series 1172**                               1.90     10/15/11            1,500,000
    4,400,000  Gainesville & Hall County GA Development Authority IDR Spout
                Springs Water LLC Project Bank of America NA LOC**                          1.80     04/01/27            4,400,000
    1,800,000  Georgia Local Government COP Series K**                                      1.78     06/01/28            1,800,000
   15,250,000  Georgia State Road & Highway Authority Bond Anticipation Notes
                Highway Revenue                                                             2.75     11/20/02           15,250,000

                                                                                                                        33,720,000
                                                                                                                  ----------------

HAWAII - 0.28%
    4,000,000  Honolulu HI City & County GO Series C FGIC Insured**                         2.85     12/01/16            4,029,527

                                                                                                                         4,029,527
                                                                                                                  ----------------

IDAHO - 0.37%
    3,750,000  Idaho HFFA Healthcare Facilities Revenue St Lukes Regional
                Medical Center Project Bayerische Landesbank LOC**                          2.10     05/01/22            3,750,000
    1,500,000  Nez Perce County Idaho PCR Potlatch 84 Bank of America NA LOC**              1.65     12/01/14            1,500,000

                                                                                                                         5,250,000
                                                                                                                  ----------------

ILLINOIS - 7.98%
    6,050,000  Chicago IL Board of Education GO Series II R139 AMBAC Insured**              1.77     12/01/22            6,050,000
    5,000,000  Chicago IL Board of Education Series A**                                     1.78     06/01/21            5,000,000
    1,500,000  Chicago IL Economic Development Revenue Crane Carton Company Project
                Bankers Trust Company LOC+/-                                                1.80     06/01/12            1,500,000

                                       36

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE MATURITY DATE      VALUE
$   1,600,000  Chicago IL GO Harris Trust & Savings Bank LOC+/-                             2.10%    01/01/06     $      1,600,000
    8,000,000  Chicago IL Sales Tax Revenue Series 131 FGIC Insured**                       1.75     01/01/27            8,000,000
    1,350,000  Cook County IL Community College District Lease Revenue Series C
                MBIA Insured                                                                7.60     12/01/02            1,362,445
   18,025,000  Cook County IL Eagle Trust Series 2002 1303**                                1.77     11/15/25           18,025,000
    3,747,000  Cook County IL GO Series 458 FGIC Insured**                                  1.76     11/15/28            3,747,000
      700,000  Elgin IL IDR Gemini Mouldings Project LaSalle Bank NA LOC**                  1.76     12/01/28              700,000
      980,000  Illinois Development Finance Authority IDR Revcor Incorporated Project
                LaSalle National Bank LOC**                                                 1.76     06/01/08              980,000
    5,300,000  Illinois Development Finance Authority Private School Revenue
                Christian Heritage Academy Project US Bank NA LOC**                         2.20     12/01/21            5,300,000
    5,070,000  Illinois HFFA Healthcare Facilities Revenue Elmhurst Memorial Health
                Project Series A**                                                          2.05     01/01/28            5,070,000
    2,000,000  Illinois HFFA Healthcare Facilities Revenue Elmhurst Memorial Hospital
                Project Series B**                                                          2.10     01/01/20            2,000,000
    2,900,000  Illinois HFFA Healthcare Facilities Revenue Memorial Medical Center
                Project Series C Kredietbank NV LOC**                                       1.70     01/01/16            2,900,000
    2,300,000  Illinois HFFA Healthcare Facilities Revenue Northwestern Memorial
                Hospital Project Series**                                                   2.00     08/15/32            2,300,000
    2,425,000  Illinois HFFA Healthcare Facilities Revenue Series 166 Morgan Stanley
                Dean Witter LOC AMBAC/FHA Insured**                                         1.65     02/15/24            2,425,000
    3,600,000  Illinois HFFA Healthcare Facilities Revenue Series F Bank One NA LOC**       1.70     08/01/15            3,600,000
    7,600,000  Illinois Housing Development Authority MFHR Lakeshore Plaza Project
                Series A MBIA Insured**                                                     1.70     07/01/27            7,600,000
   11,000,000  Illinois State GO Eagle Trust Series 2001 1307 FGIC Insured**                1.77     11/01/22           11,000,000
    5,125,000  Illinois State GO Eagle Trust Series 2002 1301 FGIC Insured**                1.77     02/01/19            5,125,000
    5,530,000  Illinois State GO Series G FSA Insured**                                     1.76     05/01/15            5,530,000
    1,000,000  Illinois State Sales Tax Revenue Series SG9**                                1.75     06/15/19            1,000,000
    6,800,000  Lombard IL IDR 2500 Highland Avenue Mid-American Federal Savings &
                Loan LOC**                                                                  2.10     12/01/06            6,800,000
    1,400,000  North Aurora IL IDR Oberweis Dairy Incorporated Project LaSalle
                National Bank LOC**                                                         1.76     02/01/10            1,400,000
    1,200,000  Schaumberg IL MFHR Windsong Apartments Project Lasalle National Bank
                LOC**                                                                       1.68     02/01/24            1,200,000
    4,000,000  Will County IL School District #122 GO Series II R114 FGIC Insured**         1.77     11/01/20            4,000,000

                                                                                                                       114,214,445
                                                                                                                  ----------------

INDIANA - 6.90%
   26,200,000  Indiana Bond Bank GO Series A2                                               2.25     01/22/03           26,247,953
    3,000,000  Indiana HFFA Healthcare Facilities Revenue Ascension Health Credit
                Project Series A2+/-                                                        1.83     11/15/36            3,000,000
      500,000  Indiana HFFA Healthcare Facilities Revenue Capital Access Project
                Comerica Bank LOC**                                                         1.70     04/01/13              500,000
    2,060,000  Indiana HFFA Healthcare Facilities Revenue Fayette Memorial Hospital
                Association Project Series B Fifth Third Bank LOC**                         2.15     10/01/22            2,060,000
    3,390,000  Indiana State Educational Facilities Authority Education Facilities
                Revenue Franklin College Project Bank One Indiana NA LOC**                  1.75     10/01/19            3,390,000
    8,550,000  Indiana State HFA MFHR Pedcor Investments Series M A Collateralized by
                FHLB**                                                                      1.90     01/01/29            8,550,000
   19,465,000  Indiana Transportation Finance Authority Toll Road Lease Revenue
                Series II R 105 AMBAC Insured**                                             1.77     07/01/12           19,465,000

                                       37

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE MATURITY DATE      VALUE
$   1,950,000  Indianapolis IN Economic Development Authority GO Jewish Federation
                Campus Project Fifth Third Bank LOC**                                       1.70%    04/01/05     $      1,950,000
    6,545,000  Indianapolis IN MFHR Canal Square Project Series A National City Bank
                LOC Collateralized by GNMA**                                                1.80     12/20/33            6,545,000
    8,700,000  Indianapolis IN MFHR Crossing Partners Project**                             1.90     03/01/31            8,700,000
   14,200,000  Richmond IN Hospital Authority Healthcare Facilities Revenue Reid
                Hospital & Healthcare Project US Bank NA LOC**                              1.75     01/01/12           14,200,000
    4,200,000  St Joseph County IN Independent Education Facilities Revenue
                University Notre Dame Du Lac Project**                                      2.05     03/01/37            4,200,000

                                                                                                                        98,807,953
                                                                                                                  ----------------

IOWA - 2.56%
    3,410,000  Iowa Finance Authority Economic Development Revenue IDR US Bank NA
                LOC**                                                                       2.30     03/01/16            3,410,000
    3,000,000  Iowa Finance Authority Education Facilities Revenue Drake University
                Project Firstar Bank LOC**                                                  2.20     07/01/11            3,000,000
    3,000,000  Iowa Finance Authority Healthcare Facilities Revenue Burlington
                Medical Center Project FSA Insured**                                        2.15     06/01/27            3,000,000
    2,960,000  Iowa Finance Authority MFHR Cedar Wood Hills Project Series A**              1.90     05/01/31            2,960,000
   12,275,000  Iowa Finance Authority SFMR Series N**                                       1.83     01/01/08           12,275,000
    3,400,000  Iowa Higher Education Loan Authority Education Facilities Revenue
                Wartburg Project Northern Trust Company LOC**                               2.15     03/01/30            3,400,000
    2,815,000  Oskaloosa IA Private School Facility Education Facilities Revenue
                William Penn University Project Firstar Bank NA LOC**                       2.20     07/01/20            2,815,000
    5,800,000  Urbandale IA IDR Interstate Acres LP Project Principal Mutual
                Life Insurance Insured**                                                    2.05     12/01/14            5,800,000

                                                                                                                        36,660,000
                                                                                                                  ----------------

KANSAS - 1.39%
    3,135,000  Kansas State Development Finance Authority Healthcare Facilities
                Revenue Hays Medical Center Project Series N Firstar Bank LOC**             2.15     05/15/26            3,135,000
    1,300,000  Kansas State Development Finance Authority Healthcare Facilities
                Revenue Stormont-Vail Project Series M MBIA Insured**                       2.15     11/15/23            1,300,000
    9,500,000  Kansas State Development Finance Authority MFHR Bluffs Olathe
                Apartments Project Series X**                                               2.40     11/25/31            9,500,000
    2,470,000  Lenexa KS MFHR Series 1020**                                                 1.76     07/01/04            2,470,000
    3,435,000  Sedgwick & Shawnee Counties KS Series 1188**                                 1.85     12/01/13            3,435,000

                                                                                                                        19,840,000
                                                                                                                  ----------------

KENTUCKY - 1.03%
   14,750,000  Kentucky Rural Water Financing Corporation Water Revenue                     2.63     12/01/02           14,767,103

                                                                                                                        14,767,103
                                                                                                                  ----------------

LOUISIANA - 3.13%
    4,310,000  Jefferson Parish LA Home Mortgage Authority Housing Revenue
                Series 229 Collateralized by GNMA/FNMA**                                    1.80     06/01/07            4,310,000
    6,205,000  Jefferson Parish LA Home Mortgage Authority Housing Revenue
                Series 340B Collateralized by GNMA/FNMA**                                   1.80     12/01/13            6,205,000
    2,695,000  Jefferson Parish LA Home Mortgage Authority Series 345**                     1.85     06/01/20            2,695,000

                                       38

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE MATURITY DATE      VALUE
$   2,995,000  Louisiana Public Facilities Authority Advance Funding Notes GO
                Series F                                                                    3.00%    10/03/02     $      2,995,117
    2,500,000  Louisiana Public Facilities Authority Advance Funding Notes GO
                Series G                                                                    3.00     10/03/02            2,500,097
      500,000  Louisiana Public Facilities Authority Advance Funding Notes GO
                Series H                                                                    3.00     10/03/02              500,016
    5,620,000  Louisiana Public Facilities Authority Healthcare Facilities Revenue
                Series II R 92 MBIA Insured**                                               1.77     05/15/22            5,620,000
   10,000,000  Plaquemines LA Port Harbor & Term District Port Facilities Revenue
                International Marine Term Project Series A Kredietbank NV LOC**             2.00     03/15/06           10,000,000
   10,000,000  Plaquemines LA Port Harbor & Term District Port Facilities Revenue
                International Marine Term Project Series B Kredietbank NV LOC**             2.00     03/15/06           10,000,000

                                                                                                                        44,825,230
                                                                                                                  ----------------

MAINE - 0.09%
    1,330,000  Regional Waste System Industries ME Solid Waste Resources Recovery
                Revenue Series R Remarketed 4/10/01**                                       1.90     07/01/12            1,330,000

                                                                                                                         1,330,000
                                                                                                                  ----------------

MARYLAND - 0.69%
    4,900,000  Howard County MD MFHR Sherwood Crossing Limited Project Guardian
                Savings & Loan LOC+/-                                                       2.00     06/01/15            4,900,000
    4,995,000  Maryland State CDA Series 629R**                                             1.75     07/01/39            4,995,000

                                                                                                                         9,895,000
                                                                                                                  ----------------

MASSACHUSETTS - 1.68%
    3,270,000  Canton Massachusetts HFA MFHR Canton Arboretum Apartments Project
                Collateralized by FNMA**                                                    1.70     09/15/26            3,270,000
    5,000,000  Massachusetts State GO Series II R101 FSA Insured**                          1.50     12/01/14            5,000,000
   13,750,000  Massachusetts State Series A**                                               1.65     09/01/16           13,750,000
    2,000,000  Plymouth County MA COP Lease Revenue Series A Prerefunded on
                10/01/02 @102                                                               7.00     04/01/22            2,040,000

                                                                                                                        24,060,000
                                                                                                                  ----------------

MICHIGAN - 6.28%
    2,400,000  Detroit MI Sewer Disposal Revenue Series II R116 MBIA Insured**              1.77     07/01/17            2,400,000
    3,800,000  Eastern Michigan University Education Facilities Revenue FGIC
                Insured**                                                                   2.15     06/01/27            3,800,000
    2,400,000  Michigan State Building Authority Lease Revenue Series I AMBAC Insured       6.00     10/01/02            2,400,000
   21,000,000  Michigan State Grant Anticipation Notes Highway Revenue Series B FSA
                Insured**                                                                   1.75     09/15/09           21,000,000
    7,800,000  Michigan State Housing Development Authority Housing Revenue JAS
                Nonprofit Housing Corporation Project Bank One Michigan LOC**               1.75     06/01/25            7,800,000
    4,950,000  Michigan State Housing Development Authority MFHR Berrien Woods III
                Project Series A Lansing Bank LOC Collateralized by FHLB**                  1.90     07/01/32            4,950,000
    4,100,000  Michigan State Housing Development Authority Rental Housing Revenue
                Series A MBIA Insured**                                                     1.75     10/01/37            4,100,000
    2,695,000  Michigan State Strategic Fund Limited Obligation Healthcare Facilities
                Revenue Village at Ann Arbor LLC Project Series A Collateralized by
                FNMA**                                                                      1.70     02/15/34            2,695,000
    3,000,000  Michigan State Strategic Fund Limited Obligation IDR Consumers Power
                Company Project Series A AMBAC Insured**                                    2.00     06/15/10            3,000,000
    3,800,000  Michigan State Strategic Fund Limited Obligation Recreational Revenue
                Detroit Symphony Project Series B Michigan National Bank LOC**              2.00     06/01/31            3,800,000
   13,035,000  Northern Michigan University Education Facilities Revenue FGIC
                Insured**                                                                   2.15     06/01/31           13,035,000

                                       39

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE MATURITY DATE      VALUE
$  17,300,000  St Joseph MI Hospital Finance Authority Healthcare Facilities Revenue
                Lakeland Hospital at Niles Project FSA Insured**                            1.65%    01/01/32     $     17,300,000
    3,545,000  Wayne Charter County MI Airport Revenue Series 383 MBIA Insured**            1.85     12/01/28            3,545,000

                                                                                                                        89,825,000
                                                                                                                  ----------------

MINNESOTA - 8.49%
    2,500,000  Arden Hills MN Housing & Healthcare Facilities Revenue Presbyterian
                Homes Project Series A US Bank Trust NA LOC**                               2.20     09/01/29            2,500,000
    1,050,000  Beltrami County MN Environmental Control IDR Northwood Panelboard
                Company Project Toronto Dominion Bank LOC**                                 2.05     07/01/25            1,050,000
    2,300,000  Brooklyn Center MN IDR Brookdale Corporation II Project Firstar Bank
                NA LOC**                                                                    2.20     12/01/14            2,300,000
    2,600,000  Brooklyn Center MN IDR Brookdale Corporation III Project Firstar Bank
                LOC**                                                                       2.20     12/01/07            2,600,000
    1,045,000  Brooklyn Center MN Independent School District Aid Anticipation
                Certificates GO Series B School District Credit Program Insured             3.00     08/01/03            1,055,865
      750,000  Burnsville MN MFHR Berkshire Project Series A Collateralized by FNMA**       1.70     07/15/30              750,000
    3,250,000  Crystal MN MFHR Crystal Apartments LP Project Collateralized by FHLB**       1.70     05/01/27            3,250,000
      900,000  Dakota County MN HFA & RDA Series 484 Collateralized by FHLMC**              1.76     12/01/22              900,000
    2,200,000  Eagan MN MFHR Series 1221**                                                  1.76     12/01/29            2,200,000
   11,480,000  Edina MN MFHR Edina Park Plaza Project Collateralized by FHLMC**             1.70     12/01/29           11,480,000
    2,650,000  Mankato MN MFHR Highland Project US Bank Trust NA LOC Remarketed
                10/03/00**                                                                  2.20     05/01/27            2,650,000
      900,000  Maple Grove MN MFHR Basswood Trails Project Collateralized by FHLMC**        1.70     03/01/29              900,000
    4,685,000  Minneapolis & St Paul MN HFA Housing Revenue Series 633**                    1.83     05/01/05            4,685,000
    3,500,000  Minneapolis MN People Serving People Project Series A US Bank NA LOC**       2.20     10/01/21            3,500,000
    1,300,000  Minneapolis MN People Serving People Project Series B US Bank NA LOC**       2.20     10/01/21            1,300,000
    1,324,000  Minneapolis MN Series 711**                                                  1.75     03/01/10            1,324,000
   11,000,000  Minneapolis MN Special School District Aid Anticipation Certificate GO
                School District Credit Program Insured                                      1.75     01/31/03           11,016,719
    7,800,000  Minneapolis St Paul MN HFA Housing Revenue Series 634**                      1.78     05/01/05            7,800,000
    6,145,000  Minnesota PFA Water PCR**                                                    1.75     03/01/04            6,145,000
    2,000,000  Minnesota School Districts Tax & Aid Anticipation Certificate GO Series B
                School District Credit Program Insured                                      3.00     10/01/02            2,000,000
    1,275,000  Minnesota State GO Series II R 96**                                          1.77     08/01/14            1,275,000
    3,865,000  Minnetonka MN MFHR Minnetonka Hills Apartments Project**                     1.70     11/15/31            3,865,000
    1,995,000  Monticello MN Independent School District #882 GO Aid Anticipation
                Certificate School District Credit Program Insured                          2.75     08/09/03            2,013,037
    2,865,000  Plymouth MN MFHR Lancaster Village Apartments Project**                      1.70     09/15/31            2,865,000
    4,000,000  Rochester MN                                                                 1.30     10/02/02            4,000,000
    7,000,000  Rochester MN Healthcare Facilities Revenue                                   1.30     10/03/02            7,000,000
    8,000,000  Rochester MN Healthcare Facilities Revenue                                   1.25     10/10/02            8,000,000
    1,140,000  Roseville MN Healthcare Facilities Revenue Presbyterian Homes Project
                US Bank NA LOC**                                                            2.20     10/01/29            1,140,000
    6,000,000  St Anthony MN MFHR Autumn Woods Project Collateralized by FNMA**             1.70     05/15/32            6,000,000
    3,375,000  St Paul MN HFA & RDA Water Revenue Dexia Credit Local de France LOC
                Remarketed 01/03/94**                                                       1.70     12/01/12            3,375,000

                                       40

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE MATURITY DATE      VALUE
$   2,925,000  St Paul MN Port Authority District Transportation Revenue Series M
                Dexia Credit Local de France LOC**                                          2.20%    03/01/21     $      2,925,000
      195,000  St Paul MN Port Authority District Transportation Revenue Series O
                Dexia Credit Local de France LOC**                                          2.20     03/01/12              195,000
    1,750,000  St Paul MN Port Authority District Transportation Revenue Series Q
                Dexia Credit Local de France LOC**                                          1.70     03/01/22            1,750,000
    1,100,000  St Paul MN Port Authority District Transportation Revenue Series R
                Dexia Credit Local de France LOC**                                          2.30     03/01/22            1,100,000
    2,085,000  St Paul MN Port Authority Tax Increment IDR Westgate Office &
                Industrial Center Project US Bank Trust NA LOC**                            1.75     02/01/15            2,085,000
    2,380,000  Stillwater MN Independent School District #834 Aid Anticipation
                Certificate GO School District Credit Program Insured                       2.75     08/18/03            2,400,508
    2,165,000  University of Minnesota Education Facilities Revenue Series
                ROC II R 29**                                                               1.60     07/01/21            2,165,000

                                                                                                                       121,560,129
                                                                                                                  ----------------

MISSOURI - 1.99%
    8,500,000  Missouri State Development Finance Board Infrastructure Facilities IDR
                St Louis Convention Center Project Series C Firstar Bank LOC**              2.20     12/01/20            8,500,000
    2,780,000  Missouri State Health & Education Facilities Education Facilities
                Revenue Missouri Valley College Project US Bank NA LOC**                    2.20     10/01/31            2,780,000
      165,000  Missouri State Health & Education Facilities Education Facilities
                Revenue Saint Louis University Project Series A**                           2.15     10/01/09              165,000
   16,600,000  Missouri State Health & Education Facilities Education Facilities
                Revenue St Louis University Project Series B**                              2.15     10/01/24           16,600,000
      450,000  Missouri State Health & Education Facilities Healthcare Facilities
                Revenue St Francis Medical Center Project Series A Dexia Credit
                Local de France LOC**                                                       2.10     06/01/26              450,000

                                                                                                                        28,495,000
                                                                                                                  ----------------

MONTANA - 0.35%
    5,005,000  Montana State Board of Investments GO**                                      1.90     03/01/09            5,005,000

                                                                                                                         5,005,000
                                                                                                                  ----------------

NEBRASKA - 1.67%
    3,210,000  Nebhelp NE Education Facilities Revenue Student Loan Project Series A
                MBIA Insured**                                                              1.70     12/01/15            3,210,000
    2,130,000  Nebraska EDFA Educational Facilities Revenue Creighton University
                Project Allied Irish Bank plc LOC**                                         2.10     08/01/31            2,130,000
    4,615,000  Nebraska Finance Authority MFHR Bridgeport Project Remarketed
                2/28/02**                                                                   2.04     11/01/36            4,615,000
   14,000,000  Omaha NE Public Power District Electric Revenue Series 122**                 2.25     02/01/14           14,000,000

                                                                                                                        23,955,000
                                                                                                                  ----------------

NEVADA - 0.01%
      200,000  Nevada HFA MFHR Series A US Bank NA LOC**                                    1.75     04/01/35              200,000

                                                                                                                           200,000
                                                                                                                  ----------------

NEW HAMPSHIRE - 0.30%
    4,345,000  New Hampshire Higher Education & Health Facilities Authority
                Series SG 19**                                                              1.75     06/01/23            4,345,000

                                                                                                                         4,345,000
                                                                                                                  ----------------

                                       41

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE MATURITY DATE      VALUE
NEW JERSEY - 0.31%
$   4,495,000  New Jersey State Transit Revenue Series II R146 FSA Insured+/-               1.55%    12/15/11     $      4,495,000

                                                                                                                         4,495,000
                                                                                                                  ----------------

NEW MEXICO - 0.92%
    2,300,000  Bloomfield NM Healthcare Facilities Revenue Series A LaSalle National
                Bank LOC**                                                                  1.85     11/15/10            2,300,000
      960,000  Espanola NM Healthcare Facilities Revenue Series A LaSalle National
                Bank LOC**                                                                  1.85     11/15/10              960,000
    8,300,000  New Mexico State TRAN GO                                                     3.00     06/30/03            8,390,739
    1,585,000  Silver City NM Healthcare Facilities Revenue Series A La Salle
                National Bank LOC**                                                         1.85     11/15/10            1,585,000

                                                                                                                        13,235,739
                                                                                                                  ----------------

NEW YORK - 0.06%
      830,000  IBM Tax Exempt Grantor Trust Series 1999 C**                                 1.93     03/14/06              830,000

                                                                                                                           830,000
                                                                                                                  ----------------

NORTH CAROLINA - 0.89%
   12,685,000  University NC Hospital Chapel Hill Healthcare Facilities Revenue
                Series B**                                                                  2.05     02/15/31           12,685,000

                                                                                                                        12,685,000
                                                                                                                  ----------------

NORTH DAKOTA - 0.71%
    6,200,000  North Dakota Rural Water Finance Corporation                                 2.63     11/15/02            6,205,453
    4,000,000  Ward County ND Healthcare Facilities Revenue Trinity Obligation Group
                Project Series A US Bank NA LOC**                                           2.15     07/01/29            4,000,000

                                                                                                                        10,205,453
                                                                                                                  ----------------

OHIO - 1.78%
    5,000,000  Franklin County OH Healthcare Facilities Revenue Series II R 55**            1.88     06/01/17            5,000,000
    3,000,000  Grove City OH MFHR Regency Arms Apartments Project Collateralized by
                FNMA**                                                                      1.90     06/15/30            3,000,000
    9,600,000  Hamilton County OH Hospital Facilities Revenue Series 507**                  1.90     07/15/29            9,600,000
    5,000,000  Hamilton County OH IDR Community Urban Redevelopment Project**               1.40     10/15/12            5,000,000
    2,810,000  Warren County OH IDR Cincinnati Electric Corporation Project
                ScotiaBank LOC+/-                                                           1.90     09/01/15            2,810,000

                                                                                                                        25,410,000
                                                                                                                  ----------------

OKLAHOMA - 2.24%
    7,500,000  Muskogee OK Medical Center Authority Revenue Bank of America NA LOC**        1.75     10/01/32            7,500,000
   15,750,000  Oklahoma Development Finance Authority Healthcare Facilities Revenue
                Continuing Care Community Project Series C KBC Bank NV LOC**                2.15     02/01/12           15,750,000
    1,790,000  Oklahoma HFA SFMR Series 1327**                                              1.80     03/01/09            1,790,000
    4,000,000  Oklahoma State IDA Healthcare Facilities Revenue Tealridge Manor
                Corporation Project Bank of America NA LOC**                                1.75     11/01/18            4,000,000
    3,000,000  Tulsa County OK Independent School District #001 GO Series B FSA
                Insured                                                                     4.00     08/01/03            3,061,602

                                                                                                                        32,101,602
                                                                                                                  ----------------

OREGON - 2.07%
   13,100,000  Oregon State Department of Transportation Highway Revenue Series A           4.00     11/15/02           13,138,997
    5,375,000  Oregon State Housing & Community Services Department SFMR Series U           2.12     11/14/02            5,375,000
   11,000,000  Oregon State Tax Anticipation Notes GO Series A                              3.25     05/01/03           11,078,264

                                                                                                                        29,592,261
                                                                                                                  ----------------

                                       42

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE MATURITY DATE      VALUE
OTHER - 6.07%
$   7,076,024  ABN Amro Leasetops 2000 2 Leasetops Certificates**                           1.98%    04/01/05     $      7,076,024
   10,000,000  ABN Amro Munitops 1999 1 Munitops Certificates FGIC Insured** +              1.75     12/06/06           10,000,000
   11,920,000  ABN Amro Munitops 2001 23 Munitops Certificates MBIA Insured**               1.75     12/01/09           11,920,000
    7,315,000  Koch Fixed Rate Series 6A**                                                  1.98     10/06/03            7,315,000
   17,940,000  MBIA Capital Corporation**                                                   1.88     01/14/16           17,940,000
    6,160,000  Munimae Trust Housing Revenue Collateralized by FHLMC**                      1.85     12/19/05            6,160,000
   15,073,808  Pitney Bowes Credit Corporation Leasetops Trust Series 1999 2 AMBAC
                Insured+/-                                                                  2.50     07/20/05           15,073,808
    3,792,425  Pitney Bowes Credit Corporation Leasetops Trust Series 2002 1 AMBAC
                Insured+/-                                                                  2.15     07/19/06            3,792,425
      745,000  Puttable Floating Option Tax Exempt Receipts Series PPT 4**                  2.15     10/11/30              745,000
    6,845,000  US Bancorp Project Funding Trust+/- +                                        1.83     03/01/10            6,845,000

                                                                                                                        86,867,257
                                                                                                                  ----------------

PENNSYLVANIA - 1.45%
    1,100,000  Butler County PA IDA IDR Pennzoil Company Project Mellon Bank NA LOC**       2.20     12/01/12            1,100,000
   19,400,000  Pennsylvania Economic Development Finance Authority Resource Recovery
                Revenue ReliantEnergy Seward LLC Project Series A Westdeutsche
                Landesbank LOC**                                                            1.80     12/01/36           19,400,000
      300,000  Pennsylvania State Higher Education Facilities Authority Student Loan
                Revenue Series A AMBAC Insured**                                            1.70     12/01/25              300,000

                                                                                                                        20,800,000
                                                                                                                  ----------------

SOUTH CAROLINA - 1.50%
    4,700,000  South Carolina EDFA for Nonprofit Institutions Education Facilities
                Revenue Voorhees College Project Bank of America NA LOC**                   1.75     02/01/22            4,700,000
    3,605,000  South Carolina State GO Capital Improvement Project Series A                 3.25     01/01/03            3,620,062
    3,340,000  South Carolina State Housing Finance & Development Authority Series L**      1.83     07/01/28            3,340,000
    8,055,000  South Carolina State Public Service Authority Series SG2**                   1.75     07/01/21            8,055,000
    1,750,000  South Carolina State Public Service Authority Series SG32 FGIC Insured**     1.75     01/01/23            1,750,000

                                                                                                                        21,465,062
                                                                                                                  ----------------

TENNESSEE - 3.07%
    4,345,000  Clarksville TN Public Building Authority Facilities Revenue Pooled
                Financing Tennessee Municipal Bond Funding Project Bank of America NA
                LOC**                                                                       1.70     06/01/24            4,345,000
    4,500,000  Clarksville TN Public Building Authority Facilities Revenue Pooled
                Financing Tennessee Municipal Bond Funding Project Bank of America NA
                LOC**                                                                       1.70     06/01/29            4,500,000
   16,735,000  Clarksville TN Public Building Authority Facilities Revenue Pooled
                Financing Tennessee Municipal Bond Funding Project Bank of America NA
                LOC**                                                                       2.05     07/01/31           16,735,000
    4,000,000  Metropolitan Government Nashville & Davidson County TN GO Series A &
                B**                                                                         5.00     10/15/02            4,004,145
    3,700,000  Metropolitan Government Nashville & Davidson County TN IDR YMCA
                Projects Nationsbank NA LOC**                                               1.70     12/01/18            3,700,000
    5,100,000  Shelby County TN Health Education and Housing Facility Board
                Healthcare Facilities Revenue                                               1.50     10/18/02            5,100,000
    5,600,000  Tennessee Housing Development Agency Series H Bank of America NA LOC**       1.81     01/01/21            5,600,000

                                                                                                                        43,984,145
                                                                                                                  ----------------

TEXAS - 12.34%
    1,810,000  Austin TX Eagle Trust Series 2001 4302 FSA Insured**                         1.77     11/15/17            1,810,000

                                       43

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE MATURITY DATE      VALUE
$   1,650,000  Austin TX HEFA Education Facilities Revenue Concordia University at
                Austin Project Bank One Texas NA LOC**                                      2.05%    04/01/25     $      1,650,000
    5,300,000  Austin TX Utilities System Revenue Series G**                                1.75     11/15/11            5,300,000
    4,000,000  Calhoun County TX Resource Recovery Revenue Formosa Plastics
                Corporation Project Bank of America NA LOC**                                1.80     05/01/25            4,000,000
    6,000,000  Dallas TX Rapid Transit Eagle Trust Series 2001 4310 AMBAC Insured**         1.77     12/01/26            6,000,000
    4,100,000  Ector County TX Independent School District Eagle Trust
                Series 2002 4301**                                                          1.77     08/15/21            4,100,000
    5,150,000  Galena Park TX Independent School District GO Series SG153 PSF
                Insured**                                                                   1.75     08/15/23            5,150,000
    4,700,000  Gulf Coast Waste Disposal Authority TX IDR ExxonMobil Project**              2.05     12/01/25            4,700,000
    8,587,500  Harris County TX Healthcare Facilities Revenue Series 357 MBIA
                Insured**                                                                   1.76     07/01/29            8,587,500
    7,100,000  Houston TX Higher Education Facilities Authority Education Facilities
                Revenue Series SG139**                                                      1.75     11/15/29            7,100,000
    2,770,000  Houston TX Water & Sewer Systems Revenue Series SG120 FGIC Insured**         1.75     12/01/23            2,770,000
      470,000  Houston TX Water & Sewer Systems Water Revenue Series 495 FGIC
                Insured**                                                                   1.76     12/01/30              470,000
    1,000,000  North Cent TX Health Facilities Development Corporation Healthcare
                Facilities Revenue Methodist Hospitals Dallas Project Series B MBIA
                Insured**                                                                   2.05     10/01/15            1,000,000
    3,000,000  Port Arthur TX IDR Texaco Inc Project Chase Manhattan Bank LOC**             2.05     10/01/24            3,000,000
    3,200,000  Splendora TX Higher Education Facilities Authority Education
                Facilities Revenue Fellowship Christian Project Bank of America NA
                LOC**                                                                       1.75     01/01/17            3,200,000
    2,300,000  Texas State Department of Housing & Community Affairs Series 1215**          1.95     12/01/39            2,300,000
    1,100,000  Texas State GO Series B Prerefunded 10/01/02 @ 100                           6.10     10/01/12            1,100,000
   62,750,000  Texas State TRAN GO                                                          2.75     08/29/03           63,509,687
   10,800,000  Texas State Turnpike Authority Central Texas Turnpike System Revenue
                First Tier Series B AMBAC Insured**                                         1.65     08/15/42           10,800,000
    3,000,000  Town Center Improvement District TX Sales & Hotel Occupancy Tax
                Revenue Series 884 FGIC Insured**                                           1.55     03/01/09            3,000,000
   15,195,000  Travis County TX Health Facilities Development Corporation Healthcare
                Facilities Revenue Series 4 AMBAC Insured**                                 1.77     11/15/24           15,195,000
    9,955,000  Travis County TX HFA SFMR Series 1287 Collateralized by GNMA**               1.80     09/01/18            9,955,000
    6,000,000  University of Texas                                                          2.00     12/04/02            6,007,323
    6,000,000  Waco TX Educational Finance Corporation Education Facilities Revenue
                Baylor University Project Series A XLCA Insured**                           1.70     02/01/32            6,000,000

                                                                                                                       176,704,510
                                                                                                                  ----------------

UTAH - 1.33%
    9,800,000  Utah State Board Regents Student Loan Revenue Series R AMBAC Insured**       1.70     11/01/31            9,800,000
    9,300,000  Utah Transportation Authority Sales Tax Revenue Series B Bayerische
                Landesbank LOC**                                                            1.65     09/01/32            9,300,000

                                                                                                                        19,100,000
                                                                                                                  ----------------

WASHINGTON - 3.30%
    4,000,000  Energy Northwest WA Electric Revenue Series II R151 MBIA Insured+/-          1.75     07/01/18            4,000,000
    7,600,000  Issaquah WA Community Properties Series A Bank of America NA LOC**           1.70     02/15/21            7,600,000
    4,660,000  Washington State Economic Development Finance Authority IDR Canam
                Steel Project Series D Bank of America NA LOC**                             1.85     09/30/30            4,660,000
    1,165,000  Washington State Economic Development Finance Authority Pioneer Human
                Services Project Series H US Bank of Washington LOC**                       2.20     09/01/18            1,165,000
    7,000,000  Washington State GO Series SG37**                                            1.75     07/01/17            7,000,000

                                       44

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE MATURITY DATE      VALUE
$   2,000,000  Washington State Healthcare Facilities Authority Healthcare
                Facilities Revenue Childrens Hospital & Medical Center
                Prerefunded 10/01/02 @ 100                                                  6.00%    10/01/22     $      2,000,000
    6,750,000  Washington State HFA MFHR Canyon Lakes II Project Pacific
                Northwest Bank LOC**                                                        1.80     10/01/19            6,750,000
    4,700,000  Washington State Housing Finance Community MFHR Country Club
                Apartments Series A US Bank NA LOC**                                        2.30     08/01/32            4,700,000
    1,000,000  Washington State Housing Finance Community MFHR Mill Pointe
                Apartments Project Series A US Bank Trust NA LOC**                          2.05     01/01/30            1,000,000
    1,000,000  Washington State Public Power Supply System Power Revenue
                Nuclear Project #3 Series SG13**                                            1.75     07/01/15            1,000,000
    3,000,000  Washington State Public Power Supply System Power Revenue
                Series B                                                                    5.50     07/01/03            3,084,629
    1,140,000  Yakima County WA Public Corporation IDR Longview Fibre Company
                Project Bank of America NT & SA LOC**                                       2.00     01/01/18            1,140,000
    3,100,000  Yakima County WA Public Corporation IDR Valley Processing
                Project Bank of America NA LOC**                                            1.80     02/01/15            3,100,000

                                                                                                                        47,199,629
                                                                                                                  ----------------

WISCONSIN - 4.30%
    1,700,000  Carlton WI PCR Wisconsin Power & Light Project**                             1.95     08/01/15            1,700,000
   11,900,000  Kenosha WI USD #001 TRAN GO                                                  2.70     10/04/02           11,900,478
    1,860,000  Milwaukee WI IDR Longview Fibre Company Project ABN Amro Bank
                NV LOC**                                                                    1.80     01/01/03            1,860,000
   12,520,000  Wisconsin Housing & Economic Development Authority MFHR
                Series H MBIA Insured**                                                     1.95     11/01/33           12,520,000
   12,200,000  Wisconsin State Health & Education Facilities Authority
                Healthcare Facilities Revenue Gundersen Lutheran Project
                Series A FSA Insured**                                                      2.15     12/01/15           12,200,000
    3,800,000  Wisconsin State Health & Education Facilities Authority
                Healthcare Facilities Revenue Gundersen Lutheran Project
                Series B FSA Insured**                                                      2.15     12/01/29            3,800,000
   17,600,000  Wisconsin State Health & Education Facilities Authority
                Healthcare Facilities Revenue ProHealth Incorporated Project
                Series B AMBAC Insured**                                                    2.15     08/15/30           17,600,000

                                                                                                                        61,580,478
                                                                                                                  ----------------

WYOMING - 0.77%
    4,600,000  Sweetwater County WY PCR Pacificorp Project Series A
                Commerzbank AG LOC+/-                                                       1.95     07/01/15            4,600,000
    6,350,000  Wyoming CDA Series 562 FGIC Insured**                                        1.85     02/01/04            6,350,000

                                                                                                                        10,950,000
                                                                                                                  ----------------

Total Municipal Securities (Cost $1,447,635,744)                                                                     1,447,635,744
                                                                                                                  ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,447,635,744)*                                                         101.11%                            $  1,447,635,744
OTHER ASSETS AND LIABILITIES, NET                                               (1.11)                                 (15,902,455)
                                                                               ------                             ----------------
Total Net Assets                                                               100.00%                            $  1,431,733,289
                                                                               ------                             ----------------

+ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED. THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID BY THE ADVISOR BASED ON PROCEDURES APPROVED BY THE BOARD OF DIRECTORS.
+/- VARIABLE RATE SECURITIES. THE MATURITY DATE SHOWN IS THE ACTUAL MATURITY
    DATE.
** THESE VARIABLE RATE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE REMAINING MATURITY. THE MATURITY DATE SHOWN IS THE ACTUAL MATURITY DATE.
^   ZERO COUPON BOND.
* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

   100% TREASURY MONEY MARKET FUND

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE MATURITY DATE      VALUE
US TREASURY SECURITIES - 95.40%

US TREASURY BILLS - 91.16%
$ 429,513,000  US Treasury Bills                                                            1.83%^    10/3/02     $    429,470,210
  335,490,000  US Treasury Bills                                                            1.73^    10/17/02          335,236,912
  562,675,000  US Treasury Bills                                                            1.72^    10/24/02          562,068,134
  100,725,000  US Treasury Bills                                                            1.71^    10/31/02          100,584,318
  112,135,000  US Treasury Bills                                                            1.63^     11/7/02          111,950,348
   25,000,000  US Treasury Bills                                                            1.63^    11/21/02           24,943,156
  225,000,000  US Treasury Bills                                                            1.66^    11/29/02          224,397,300
  137,500,000  US Treasury Bills                                                            1.72^    12/12/02          137,036,875
  300,000,000  US Treasury Bills                                                            1.71^    12/19/02          298,895,098
  100,000,000  US Treasury Bills                                                            1.64^    12/26/02           99,614,195
  100,000,000  US Treasury Bills                                                            1.66^      2/6/03           99,424,000
   75,000,000  US Treasury Bills                                                            1.65^     2/20/03           74,523,709

                                                                                                                     2,498,144,255
                                                                                                                  ----------------

US TREASURY NOTES - 4.24%
   85,000,000  US Treasury Notes                                                            5.13     12/31/02           85,657,291
   29,940,000  US Treasury Notes                                                            5.50      2/28/03           30,402,763

                                                                                                                       116,060,054
                                                                                                                  ----------------

Total US Treasury Securities (Cost $2,614,204,309)                                                                   2,614,204,309
                                                                                                                  ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $2,614,204,309)*                                                          95.40%                            $  2,614,204,309
OTHER ASSETS AND LIABILITIES, NET                                                4.60                                  126,100,838
                                                                               ------                             ----------------
Total Net Assets                                                               100.00%                            $  2,740,305,147
                                                                               ------                             ----------------

^  YIELD TO MATURITY.
* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

   PRIME INVESTMENT INSTITUTIONAL MONEY MARKET FUND

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE MATURITY DATE      VALUE
CERTIFICATES OF DEPOSIT - 6.14%
$   4,000,000  DZ Bank New York Branch                                                      1.80%    10/10/02     $      4,000,000
    5,000,000  HBOS Treasury Services plc                                                   1.78     12/02/02            5,000,000
    5,000,000  Toronto Dominion Bank New York Branch                                        1.72     12/06/02            5,000,455

TOTAL CERTIFICATES OF DEPOSIT (COST $14,000,455)                                                                        14,000,455
                                                                                                                  ----------------

COMMERCIAL PAPER - 45.06%
    5,000,000  Apreco Incorporated                                                          1.78^    10/18/02            4,995,797
    7,000,000  Aquinas Funding LLC                                                          1.86^    10/09/02            6,997,122
    5,000,000  Asset Portfolio Funding Corporation                                          1.81^    10/03/02            4,999,500
    5,000,000  Atlantis One Funding Corporation                                             1.81^    11/19/02            4,987,750
    5,000,000  Beta Finance Incorporated                                                    1.87^    01/06/03            4,975,077
    5,000,000  Charta Corporation                                                           1.74^    10/01/02            5,000,000
    5,000,000  Dorada Finance Incorporated                                                  1.87^    01/06/03            4,975,077
    3,000,000  Gillette Company                                                             1.65^    02/07/03            2,982,371
    7,000,000  Giro Funding US Corporation                                                  1.72^    10/08/02            6,997,673
    5,000,000  Govco Incorporated                                                           1.77^    10/24/02            4,994,346
    7,000,000  Moat Funding LLC                                                             1.69^    02/04/03            6,958,841
    5,000,000  Moriarty Limited                                                             1.85^    01/13/03            4,973,567
    5,000,000  Mortgage Interest Net Trust                                                  1.81^    10/01/02            5,000,000
    7,000,000  Ness LLC                                                                     1.72^    11/06/02            6,988,030
    6,000,000  Pennine Funding LLC                                                          1.71^    11/12/02            5,988,100
    5,000,000  Pennine Funding LLC                                                          1.76^    02/04/03            4,969,376
    5,000,000  Preferred Receivables Funding Corporation                                    1.78^    11/05/02            4,991,347
    3,000,000  Prudential plc                                                               1.71^    10/24/02            2,996,742
    3,000,000  Prudential plc                                                               2.29^    12/20/02            2,985,000
    5,000,000  Surrey Funding Corporation                                                   1.81^    10/02/02            4,999,750

TOTAL COMMERCIAL PAPER (COST $102,755,466)                                                                             102,755,466
                                                                                                                  ----------------

DISCOUNT NOTES - AGENCY - 5.65%
   10,000,000  FNMA                                                                         1.72^    04/01/03            9,914,995
    3,000,000  FNMA                                                                         1.82^    04/01/03            2,972,700

TOTAL DISCOUNT NOTES - AGENCY (COST $12,887,695)                                                                        12,887,695
                                                                                                                  ----------------

FIXED RATE NOTES - CORPORATE - 0.44%
    1,000,000  Links Finance LLC+                                                           2.00     10/10/03            1,000,000

TOTAL FIXED RATE NOTES - CORPORATE (COST $1,000,000)                                                                     1,000,000
                                                                                                                  ----------------

FLOATING RATE NOTES - AGENCY - 1.75%
    4,000,000  FNMA+/-                                                                      1.70     12/05/02            3,999,786

TOTAL FLOATING RATE NOTES - AGENCY (COST $3,999,786)                                                                     3,999,786
                                                                                                                  ----------------

FLOATING RATE NOTES - CORPORATE - 10.31%
    2,500,000  General Electric Capital Corporation+/-                                      1.81     03/24/03            2,500,362
    5,000,000  Gillette Company+/-                                                          1.73     01/20/03            4,999,136
    3,000,000  International Lease Finance Corporation+/-                                   2.11     01/09/03            3,000,000
    3,000,000  JP Morgan Chase & Company+/-                                                 1.93     03/14/03            3,001,615
    2,000,000  Northern Rock plc+/- +                                                       1.75     02/14/03            2,000,000

                                       47

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE MATURITY DATE      VALUE
$   3,000,000  SMM Trust Series 2002 H+/- +                                                 1.83%    09/23/03     $      3,000,000
    2,000,000  White Pine Finance LLC+/- +                                                  1.79     06/20/03            2,000,000
    3,000,000  White Pine Finance LLC+/- +                                                  1.79     07/25/03            2,999,783

Total Floating Rate Notes - Corporate (Cost $23,500,896)                                                                23,500,896
                                                                                                                  ----------------

REPURCHASE AGREEMENTS - 26.00%
    5,000,000  Banc America Securities LLC                                                  2.00     10/01/02            5,000,000
    5,000,000  Banc America Securities LLC                                                  1.96     10/01/02            5,000,000
    5,000,000  Bear Stearns & Company Incorporated                                          1.96     10/01/02            5,000,000
   33,303,000  Credit Suisse First Boston                                                   1.96     10/01/02           33,303,000
    6,000,000  JP Morgan Securities Incorporated                                            2.00     10/01/02            6,000,000
    5,000,000  Morgan Stanley & Company Incorporated                                        2.05     10/01/02            5,000,000

Total Repurchase Agreements (Cost $59,303,000)                                                                          59,303,000
                                                                                                                  ----------------

TIME DEPOSITS - 4.82%
    6,000,000  Banque Bruxelles Lambert                                                     2.00     10/01/02            6,000,000
    5,000,000  Societe Generale (Canada)                                                    2.00     10/01/02            5,000,000

Total Time Deposits (Cost $11,000,000)                                                                                  11,000,000
                                                                                                                  ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $228,447,298)*                                                           100.17%                            $    228,447,298
OTHER ASSETS AND LIABILITIES, NET                                               (0.17)                                    (380,416)
                                                                               ------                             ----------------
Total Net Assets                                                               100.00%                            $    228,066,882
                                                                               ------                             ----------------

+ SECURITIES THAT MAY BE RESOLD TO "Qualified institutional buyers" under rule 144A or securities offered pursuant to SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED. THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID BY THE ADVISOR BASED ON PROCEDURES APPROVED BY THE BOARD OF DIRECTORS.
+/- VARIABLE RATE SECURITIES. THE MATURITY DATE SHOWN IS THE ACTUAL MATURITY
    DATE.
^   YIELD TO MATURITY.
* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS

   PRIME INVESTMENT MONEY MARKET FUND

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE MATURITY DATE      VALUE
CERTIFICATES OF DEPOSIT - 10.88%
$  50,000,000  Bank of Nova Scotia New York Branch                                          1.73%    12/09/02     $     50,000,000
   25,000,000  Commerzbank AG New York Branch+/-                                            1.79     10/29/02           24,999,905
   50,000,000  DZ Bank New York Branch                                                      1.80     10/10/02           50,000,000
   50,000,000  HBOS Treasury Services plc                                                   1.78     12/02/02           50,000,000
   15,000,000  Landesbank Hessen-Theuringen                                                 2.54     11/20/02           15,000,000
   15,000,000  Union Bank of Switzerland Stamford CT Branch                                 2.50     12/18/02           14,999,370

Total Certificates of Deposit (Cost $204,999,275)                                                                      204,999,275
                                                                                                                  ----------------

COMMERCIAL PAPER - 34.11%
   30,000,000  Aquinas Funding LLC                                                          2.00^    10/01/02           30,000,000
   33,000,000  Aquinas Funding LLC                                                          1.86^    10/09/02           32,986,433
   25,000,000  Atlantis One Funding Corporation                                             2.01^    10/15/02           24,980,653
   65,000,000  Atlantis One Funding Corporation                                             2.00^    12/11/02           64,743,611
   70,000,000  Beta Finance Incorporated                                                    1.87^    01/06/03           69,651,070
   15,000,000  CC (USA) Incorporated                                                        1.79^    03/17/03           14,876,838
   25,000,000  Dorada Finance Incorporated                                                  1.87^    01/06/03           24,875,382
   50,000,000  Falcon Asset Securitization Corporation                                      1.77^    10/24/02           49,943,458
   20,000,000  Govco Incorporated                                                           1.77^    10/24/02           19,977,383
   16,500,000  K2 (USA) LLC                                                                 2.02^    11/04/02           16,468,834
   50,000,000  Landesbanken Schleswig Holstein                                              1.76^    11/13/02           49,894,889
   10,000,000  Liberty Street Funding Corporation                                           1.78^    10/30/02            9,985,742
   50,000,000  Moriarty Limited                                                             1.65^    02/06/03           49,708,445
   20,000,000  Mortgage Interest Net Trust                                                  1.78^    10/24/02           19,977,256
   50,000,000  Paradigm Funding LLC                                                         1.77^    10/24/02           49,943,458
   20,000,000  Pennine Funding LLC                                                          1.76^    02/04/03           19,877,500
   45,000,000  Preferred Receivables Funding Corporation                                    1.78^    11/05/02           44,922,125
   50,000,000  Special Purpose Accounts Rec Coop                                            1.78^    10/25/02           49,940,667

Total Commercial Paper (Cost $642,753,744)                                                                             642,753,744
                                                                                                                  ----------------

DISCOUNT NOTES - AGENCY - 1.94%
   37,000,000  FNMA                                                                         1.82^    04/01/03           36,663,300

Total Discount Notes - Agency (Cost $36,663,300)                                                                        36,663,300
                                                                                                                  ----------------

FIXED RATE NOTES - CORPORATE - 1.06%
   20,000,000  Links Finance LLC+                                                           2.00     10/10/03           20,000,000

Total Fixed Rate Notes - Corporate (Cost $20,000,000)                                                                   20,000,000
                                                                                                                  ----------------

FLOATING RATE NOTES - AGENCY - 3.71%
   70,000,000  FNMA+/-                                                                      1.70     12/05/02           69,992,742

Total Floating Rate Notes - Agency (Cost $69,992,742)                                                                   69,992,742
                                                                                                                  ----------------

FLOATING RATE NOTES - CORPORATE - 15.15%
    7,500,000  Associates Corporation of North America+/-                                   1.86     06/26/03            7,500,000
   10,000,000  Blue Heron Funding Limited Series 1A+/- +                                    1.87     10/18/02           10,000,000
   25,000,000  General Electric Capital Corporation+/-                                      1.83     11/12/02           25,000,525
   21,000,000  General Electric Capital Corporation+/-                                      1.81     03/24/03           21,003,045

                                       49

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE MATURITY DATE      VALUE
$  20,000,000  Gillette Company+/-                                                          1.73%    01/20/03     $     19,996,543
   15,000,000  International Lease Finance Corporation+/-                                   2.11     01/09/03           15,000,000
   47,000,000  JP Morgan Chase & Company+/-                                                 1.93     03/14/03           47,025,426
   45,000,000  Merrill Lynch & Company Incorporated+/-                                      1.81     05/30/03           45,000,000
   30,000,000  Northern Rock plc+/- +                                                       1.75     02/14/03           30,000,000
   23,000,000  SMM Trust Series 2002 H+/- +                                                 1.83     09/23/03           23,000,000
   20,000,000  White Pine Finance LLC+/- +                                                  1.79     06/20/03           20,000,000
   22,000,000  White Pine Finance LLC+/- +                                                  1.79     07/25/03           21,998,390

Total Floating Rate Notes - Corporate (Cost $285,523,929)                                                              285,523,929
                                                                                                                  ----------------

REPURCHASE AGREEMENTS - 29.31%
   50,000,000  Banc America Securities LLC                                                  1.96     10/01/02           50,000,000
   15,000,000  Banc America Securities LLC                                                  2.00     10/01/02           15,000,000
   50,000,000  Bear Stearns & Company Incorporated                                          1.96     10/01/02           50,000,000
  338,316,000  Credit Suisse First Boston                                                   1.96     10/01/02          338,316,000
    9,000,000  JP Morgan Securities Incorporated                                            2.00     10/01/02            9,000,000
   25,000,000  Morgan Stanley & Company Incorporated                                        2.05     10/01/02           25,000,000
   65,000,000  UBS Warburg LLC                                                              1.90     10/01/02           65,000,000

Total Repurchase Agreements (Cost $552,316,000)                                                                        552,316,000
                                                                                                                  ----------------

TIME DEPOSITS - 3.98%
   55,000,000  Banque Bruxelles Lambert                                                     2.00     10/01/02           55,000,000
   20,000,000  Societe Generale (Canada)                                                    2.00     10/01/02           20,000,000

Total Time Deposits (Cost $75,000,000)                                                                                  75,000,000
                                                                                                                  ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,887,248,990)*                                                         100.14%                            $  1,887,248,990
OTHER ASSETS AND LIABILITIES, NET                                               (0.14)                                  (2,647,495)
                                                                               ------                             ----------------
Total Net Assets                                                               100.00%                            $  1,884,601,495
                                                                               ------                             ----------------

+ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED. THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID BY THE ADVISOR BASED ON PROCEDURES APPROVED BY THE BOARD OF DIRECTORS.
+/- VARIABLE RATE SECURITIES.
^   YIELD TO MATURITY. THE MATURITY DATE SHOWN IS THE ACTUAL MATURITY DATE.
* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

   TREASURY PLUS INSTITUTIONAL MONEY MARKET FUND

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE MATURITY DATE      VALUE
US TREASURY SECURITIES - 59.64%

US TREASURY BILLS - 47.96%
$ 275,000,000  US Treasury Bills                                                            1.70%^   10/03/02     $    274,974,438
   75,000,000  US Treasury Bills                                                            1.95^    10/17/02           74,936,333
   37,500,000  US Treasury Bills                                                            1.91^    10/24/02           37,455,318
   50,000,000  US Treasury Bills                                                            1.91^    10/31/02           49,922,083
  137,500,000  US Treasury Bills                                                            1.70^    11/07/02          137,264,254
   75,000,000  US Treasury Bills                                                            1.64^    11/29/02           74,801,490
   50,000,000  US Treasury Bills                                                            1.64^    12/05/02           49,854,202
   37,500,000  US Treasury Bills                                                            1.90^    12/12/02           37,360,875
   75,000,000  US Treasury Bills                                                            1.67^    01/09/03           74,658,334
   75,000,000  US Treasury Bills                                                            1.59^    02/06/03           74,578,668
   62,500,000  US Treasury Bills                                                            1.66^    03/13/03           62,040,148

                                                                                                                       947,846,143
                                                                                                                  ----------------

US TREASURY NOTES - 11.68%
   50,000,000  US Treasury Notes                                                            5.13     12/31/02           50,358,171
   87,500,000  US Treasury Notes                                                            4.75     01/31/03           88,253,084
   40,711,000  US Treasury Notes                                                            6.25     02/17/03           41,387,131
   25,000,000  US Treasury Notes                                                            4.63     02/28/03           25,304,602
   12,500,000  US Treasury Notes                                                            5.75     08/15/03           12,928,600
   12,500,000  US Treasury Notes                                                            2.75     09/30/03           12,616,943

                                                                                                                       230,848,531
                                                                                                                  ----------------

Total US Treasury Securities (Cost $1,178,694,674)                                                                   1,178,694,674
                                                                                                                  ----------------

REPURCHASE AGREEMENTS - 40.38%
  415,000,000  Bear Stearns & Company Incorporated                                          1.90     10/01/02          415,000,000
   12,929,000  Deutsche Bank Securities                                                     1.85     10/01/02           12,929,000
   35,000,000  Goldman Sachs & Company                                                      1.65     10/01/02           35,000,000
   50,000,000  Goldman Sachs & Company                                                      1.85     10/01/02           50,000,000
  285,000,000  UBS Warburg                                                                  1.90     10/01/02          285,000,000

Total Repurchase Agreements (Cost $797,929,000)                                                                        797,929,000
                                                                                                                  ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,976,623,674)*                                                        100.02%                             $  1,976,623,674
OTHER ASSETS AND LIABILITIES, NET                                              (0.02)                                     (309,804)
                                                                              ------                              ----------------
Total Net Assets                                                              100.00%                             $  1,976,313,870
                                                                              ------                              ----------------

^   YIELD TO MATURITY.
* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS                       STATEMENTS OF ASSETS AND LIABILITIES --
                                                  SEPTEMBER 30, 2002 (UNAUDITED)

                                                                          CALIFORNIA              CASH         GOVERNMENT
                                                                            TAX-FREE        INVESTMENT      INSTITUTIONAL
                                                                               MONEY             MONEY              MONEY
                                                                         MARKET FUND       MARKET FUND        MARKET FUND
                                                                    -----------------------------------------------------
ASSETS
INVESTMENTS:
  In securities at amortized cost                                   $  2,502,941,397  $ 14,953,298,250   $     79,031,036
  Repurchase Agreements, at cost                                                   0       582,256,000         87,142,000
  Cash                                                                       149,223           134,176                 32
  Receivable for interest and other receivables                            9,050,918        23,901,856            563,084
  Receivable for investments sold                                                  0                 0                  0
  Prepaid expenses and other assets                                                0                 0                  0
                                                                    ----------------  ----------------   ----------------
TOTAL ASSETS                                                           2,512,141,538    15,559,590,282        166,736,152
                                                                    ----------------  ----------------   ----------------
LIABILITIES
  Payable for investments purchased                                                0       189,995,250          6,911,938
  Payable to investment advisor and affiliates                               727,867         2,807,141              1,163
  Payable to other related parties                                           454,852         2,196,193                118
  Accrued expenses and other liabilities                                     397,376         1,575,992            105,723
  Dividends payable                                                          133,465         8,963,314            168,848
                                                                    ----------------  ----------------   ----------------
TOTAL LIABILITIES                                                          1,713,560       205,537,890          7,187,790
                                                                    ----------------  ----------------   ----------------
TOTAL NET ASSETS                                                    $  2,510,427,978  $ 15,354,052,392   $    159,548,362
                                                                    ----------------  ----------------   ----------------

NET ASSETS CONSIST OF:

  Paid-in capital                                                   $  2,510,228,613  $ 15,353,613,490   $    159,547,397
  Undistributed net investment income (loss)                                       0            (3,059)                 0
  Undistributed net realized gain (loss) on investments                      199,365           441,961                965
                                                                    ----------------  ----------------   ----------------
TOTAL NET ASSETS                                                    $  2,510,427,978  $ 15,354,052,392   $    159,548,362
                                                                    ----------------  ----------------   ----------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE

Net assets - Class A                                                $  2,240,738,313               N/A                N/A
Shares outstanding - Class A                                           2,240,636,681               N/A                N/A
Net asset value and offering price per share - Class A              $           1.00               N/A                N/A
Net assets - Institutional Class                                                 N/A  $  4,855,248,690   $    159,548,362
Shares outstanding - Institutional Class                                         N/A     4,854,811,200        159,547,396
Net asset value and offering price per share - Institutional Class               N/A  $           1.00   $           1.00
Net assets - Service Class                                          $    269,689,665  $ 10,498,803,702                N/A
Shares outstanding - Service Class                                       269,596,899    10,499,034,276                N/A
Net asset value and offering price per share - Service Class        $           1.00  $           1.00                N/A
                                                                    ----------------  ----------------   ----------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                                      NATIONAL TAX-FREE
                                                                          GOVERNMENT      INSTITUTIONAL      100% TREASURY
                                                                               MONEY              MONEY              MONEY
                                                                         MARKET FUND        MARKET FUND        MARKET FUND
                                                                    ------------------------------------------------------
ASSETS
INVESTMENTS:
  In securities at amortized cost                                   $  3,183,002,476   $  1,447,635,744   $  2,614,204,309
  Repurchase Agreements, at cost                                       1,754,647,384                  0                  0
  Cash                                                                        50,192            842,946             69,110
  Receivable for interest and other receivables                           11,554,432          5,862,598          1,241,916
  Receivable for investments sold                                                  0                  0        128,115,449
  Prepaid expenses and other assets                                                0                  0                  0
                                                                    ----------------   ----------------   ----------------
TOTAL ASSETS                                                           4,949,254,484      1,454,341,288      2,743,630,784
                                                                    ----------------   ----------------   ----------------
LIABILITIES
  Payable for investments purchased                                      122,629,369         21,005,032                  0
  Payable to investment advisor and affiliates                             1,904,733            198,244            886,995
  Payable to other related parties                                            43,154            272,610             31,989
  Accrued expenses and other liabilities                                     492,465            139,040            363,558
  Dividends payable                                                        4,403,706            993,073          2,043,095
                                                                    ----------------   ----------------   ----------------
TOTAL LIABILITIES                                                        129,473,427         22,607,999          3,325,637
                                                                    ----------------   ----------------   ----------------
TOTAL NET ASSETS                                                    $  4,819,781,057   $  1,431,733,289   $  2,740,305,147
                                                                    ----------------   ----------------   ----------------
NET ASSETS CONSIST OF:

  Paid-in capital                                                   $  4,819,315,440   $  1,431,695,155   $  2,739,970,892
  Undistributed net investment income (loss)                                   4,552                  0            308,138
  Undistributed net realized gain (loss) on investments                      461,065             38,134             26,117
                                                                    ----------------   ----------------   ----------------
TOTAL NET ASSETS                                                    $  4,819,781,057   $  1,431,733,289   $  2,740,305,147
                                                                    ----------------   ----------------   ----------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE

Net assets - Class A                                                $    193,540,900                N/A   $    152,758,853
Shares outstanding - Class A                                             193,522,716                N/A        152,707,336
Net asset value and offering price per share - Class A              $           1.00                N/A   $           1.00
Net assets - Institutional Class                                                 N/A   $     67,322,613                N/A
Shares outstanding - Institutional Class                                         N/A         67,323,586                N/A
Net asset value and offering price per share - Institutional Class               N/A   $           1.00                N/A
Net assets - Service Class                                          $  4,626,240,157   $  1,364,410,676   $  2,587,546,294
Shares outstanding - Service Class                                     4,625,848,622      1,364,256,653      2,587,262,269
Net asset value and offering price per share - Service Class        $           1.00   $           1.00   $           1.00
                                                                    ----------------   ----------------   ----------------

                                                                    PRIME INVESTMENT             PRIME
                                                                       INSTITUTIONAL        INVESTMENT         TREASURY PLUS
                                                                               MONEY      MONEY MARKET   INSTITUTIONAL MONEY
                                                                         MARKET FUND              FUND           MARKET FUND
                                                                    --------------------------------------------------------
ASSETS
INVESTMENTS:
  In securities at amortized cost                                   $    169,144,298  $  1,334,932,990      $  1,178,694,674
  Repurchase Agreements, at cost                                          59,303,000       552,316,000           797,929,000
  Cash                                                                            84            50,770                50,769
  Receivable for interest and other receivables                               98,591         1,647,495             1,906,338
  Receivable for investments sold                                                  0                 0                     0
  Prepaid expenses and other assets                                                0                 0                     0
                                                                    ----------------  ----------------      ----------------
TOTAL ASSETS                                                             228,545,973     1,888,947,255         1,978,580,781
                                                                    ----------------  ----------------      ----------------
LIABILITIES
  Payable for investments purchased                                                0                 0                     0
  Payable to investment advisor and affiliates                                34,266           603,432               301,019
  Payable to other related parties                                               217           563,172               209,773
  Accrued expenses and other liabilities                                     137,440           473,295               152,950
  Dividends payable                                                          307,168         2,705,861             1,603,169
                                                                    ----------------  ----------------      ----------------
TOTAL LIABILITIES                                                            479,091         4,345,760             2,266,911
                                                                    ----------------  ----------------      ----------------
TOTAL NET ASSETS                                                    $    228,066,882  $  1,884,601,495      $  1,976,313,870
                                                                    ----------------  ----------------      ----------------
NET ASSETS CONSIST OF:

  Paid-in capital                                                   $    228,033,024  $  1,884,510,169      $  1,976,244,649
  Undistributed net investment income (loss)                                       0               305                   996
  Undistributed net realized gain (loss) on investments                       33,858            91,021                68,225
                                                                    ----------------  ----------------      ----------------
TOTAL NET ASSETS                                                    $    228,066,882  $  1,884,601,495      $  1,976,313,870
                                                                    ----------------  ----------------      ----------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE

Net assets - Class A                                                             N/A               N/A                   N/A
Shares outstanding - Class A                                                     N/A               N/A                   N/A
Net asset value and offering price per share - Class A                           N/A               N/A                   N/A
Net assets - Institutional Class                                    $    228,066,882               N/A      $    998,276,076
Shares outstanding - Institutional Class                                 228,033,070               N/A           998,395,113
Net asset value and offering price per share - Institutional Class  $           1.00               N/A      $           1.00
Net assets - Service Class                                                       N/A  $  1,884,601,495      $    978,037,794
Shares outstanding - Service Class                                               N/A     1,884,511,031           977,990,453
Net asset value and offering price per share - Service Class                     N/A  $           1.00      $           1.00
                                                                    ----------------  ----------------      ----------------

MONEY MARKET FUNDS                STATEMENTS OF OPERATIONS -- FOR THE SIX MONTHS
                                            ENDED SEPTEMBER 30, 2002 (UNAUDITED)

                                                                          CALIFORNIA               CASH         GOVERNMENT
                                                                            TAX-FREE         INVESTMENT      INSTITUTIONAL
                                                                               MONEY              MONEY              MONEY
                                                                         MARKET FUND        MARKET FUND        MARKET FUND
                                                                    ------------------------------------------------------
INVESTMENT INCOME
  Interest                                                          $     19,576,663   $    169,077,388   $        952,174
                                                                    ----------------   ----------------   ----------------
TOTAL INVESTMENT INCOME                                                   19,576,663        169,077,388            952,174
                                                                    ----------------   ----------------   ----------------

EXPENSES
  Advisory fees                                                            3,901,152          8,602,131             51,304
  Administration fees                                                      1,950,576         12,903,196             76,956
  Custody                                                                    260,077          1,720,426             10,261
  Shareholder servicing fees                                               2,912,645         14,484,324                  0
  Portfolio accounting fees                                                   76,448            283,470             43,314
  Transfer Agent
    Class A                                                                  306,746                N/A                N/A
    Institutional Class                                                          N/A             72,724             18,507
    Service Class                                                             12,488            845,604                N/A
  Legal and audit fees                                                        17,976             22,462             18,384
  Registration fees                                                           66,843            249,766             19,901
  Directors' fees                                                              2,088              2,088              2,088
  Shareholder reports                                                         59,284             99,907              5,307
  Other                                                                       19,894            135,283              1,658
                                                                    ----------------   ----------------   ----------------
TOTAL EXPENSES                                                             9,586,217         39,421,381            247,680
LESS:
  Waived fees and reimbursed expenses                                     (1,405,529)        (4,590,482)          (145,071)
  Net Expenses                                                             8,180,688         34,830,899            102,609
                                                                    ----------------   ----------------   ----------------
NET INVESTMENT INCOME                                                     11,395,975        134,246,489            849,565
                                                                    ----------------   ----------------   ----------------
  Net Realized Gain (Loss) from Investments                                  198,379            433,694                965
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                                   $     11,594,354   $    134,680,183   $        850,530
                                                                    ----------------   ----------------   ----------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                                       NATIONAL TAX-FREE
                                                                          GOVERNMENT       INSTITUTIONAL      100% TREASURY
                                                                               MONEY               MONEY              MONEY
                                                                         MARKET FUND         MARKET FUND        MARKET FUND
                                                                    -------------------------------------------------------
INVESTMENT INCOME
  Interest                                                          $     50,159,153    $     12,506,971   $     24,098,803
                                                                    ----------------    ----------------   ----------------
TOTAL INVESTMENT INCOME                                                   50,159,153          12,506,971         24,098,803
                                                                    ----------------    ----------------   ----------------

EXPENSES
  Advisory fees                                                            8,975,696             749,547          4,738,629
  Administration fees                                                      3,846,727           1,124,320          2,030,841
  Custody                                                                    512,897             149,909            270,779
  Shareholder servicing fees                                                 208,907           1,757,251            204,787
  Portfolio accounting fees                                                  111,863              55,681             70,725
  Transfer Agent
    Class A                                                                   18,256                 N/A                983
    Institutional Class                                                          N/A               2,056                N/A
    Service Class                                                            154,110              79,611             82,280
  Legal and audit fees                                                        18,257              15,448             13,733
  Registration fees                                                           46,093              17,423            142,578
  Directors' fees                                                              2,088               2,088              2,088
  Shareholder reports                                                         91,868              23,765             52,271
  Other                                                                       33,030              10,955             27,105
                                                                    ----------------    ----------------   ----------------
TOTAL EXPENSES                                                            14,019,792           3,988,054          7,636,799
LESS:
  Waived fees and reimbursed expenses                                       (988,472)           (685,065)        (1,253,249)
  Net Expenses                                                            13,031,320           3,302,989          6,383,550
                                                                    ----------------    ----------------   ----------------
NET INVESTMENT INCOME                                                     37,127,833           9,203,982         17,715,253
                                                                    ----------------    ----------------   ----------------
  Net Realized Gain (Loss) from Investments                                  367,749              58,404             41,870
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                                   $     37,495,582    $      9,262,386   $     17,757,123
                                                                    ----------------    ----------------   ----------------

                                                                    PRIME INVESTMENT              PRIME
                                                                       INSTITUTIONAL         INVESTMENT         TREASURY PLUS
                                                                        MONEY MARKET              MONEY   INSTITUTIONAL MONEY
                                                                                FUND        MARKET FUND           MARKET FUND
                                                                    ---------------------------------------------------------
INVESTMENT INCOME
Interest                                                            $      2,856,402   $     24,436,018      $     19,134,454
                                                                    ----------------   ----------------      ----------------
TOTAL INVESTMENT INCOME                                                    2,856,402         24,436,018            19,134,454
                                                                    ----------------   ----------------      ----------------

EXPENSES
  Advisory fees                                                              154,693          1,323,818             1,038,456
  Administration fees                                                        232,040          1,985,727             1,557,684
  Custody                                                                     30,939            264,763               207,691
  Shareholder servicing fees                                                       0          3,309,544             1,381,709
  Portfolio accounting fees                                                   60,844             63,885                65,031
  Transfer Agent
    Class A                                                                      N/A                N/A                   N/A
    Institutional Class                                                       28,597                N/A                24,306
    Service Class                                                                N/A             15,378                66,828
  Legal and audit fees                                                        23,340             19,119                16,918
  Registration fees                                                           31,599            236,963                23,224
  Directors' fees                                                              2,088              2,088                 2,088
  Shareholder reports                                                         14,104             42,024                33,934
  Other                                                                        1,881             11,286                 9,856
                                                                    ----------------   ----------------      ----------------
TOTAL EXPENSES                                                               580,125          7,274,595             4,427,725
LESS:
  Waived fees and reimbursed expenses                                       (270,742)            (4,646)             (865,554)
  Net Expenses                                                               309,383          7,269,949             3,562,171
                                                                    ----------------   ----------------      ----------------
NET INVESTMENT INCOME                                                      2,547,019         17,166,069            15,572,283
                                                                    ----------------   ----------------      ----------------
  Net Realized Gain (Loss) from Investments                                   34,017             33,179                   (33)
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                                   $      2,581,036   $     17,199,248      $     15,572,250
                                                                    ----------------   ----------------      ----------------

MONEY MARKET FUNDS                           STATEMENTS OF CHANGES IN NET ASSETS

                                                             CALIFORNIA TAX-FREE                       CASH INVESTMENT
                                                              MONEY MARKET FUND                       MONEY MARKET FUND
                                                   --------------------------------------  ---------------------------------------
                                                          (UNAUDITED)                             (UNAUDITED)
                                                              FOR THE             FOR THE             FOR THE              FOR THE
                                                     SIX MONTHS ENDED          YEAR ENDED    SIX MONTHS ENDED           YEAR ENDED
                                                   SEPTEMBER 30, 2002      MARCH 31, 2002  SEPTEMBER 30, 2002       MARCH 31, 2002
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  Beginning net assets                             $    2,711,585,081   $   2,678,493,851   $   18,823,956,591   $  15,639,924,161
OPERATIONS:
  Net investment income                                    11,395,975          41,154,353          134,246,489         523,652,458
  Net realized gain (loss) on sale of investments             198,379             541,899              433,694             709,917
                                                   ------------------   -----------------   ------------------   -----------------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                          11,594,354          41,696,252          134,680,183         524,362,375
                                                   ------------------   -----------------   ------------------   -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income
    Class A                                                (9,974,372)        (37,226,171)                 N/A                 N/A
    Institutional Class                                           N/A                 N/A          (48,150,514)       (142,382,551)
    Service Class                                          (1,421,603)         (3,928,182)         (86,099,034)       (381,269,907)
  Net realized gain on sale of investments
    Class A                                                         0                   0                  N/A                 N/A
    Institutional Class                                           N/A                 N/A                    0             (67,239)
    Service Class                                                   0                   0                    0            (161,238)
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A                   1,231,924,987       3,366,248,451                  N/A                 N/A
  Reinvestment of dividends - Class A                       8,669,501          32,356,836                  N/A                 N/A
  Cost of shares redeemed - Class A                    (1,448,750,990)     (3,478,715,349)                 N/A                 N/A
                                                   ------------------   -----------------   ------------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS A              (208,156,502)        (80,110,062)                 N/A                 N/A
                                                   ------------------   -----------------   ------------------   -----------------
  Proceeds from shares sold - Institutional Class                 N/A                 N/A      144,645,380,992     234,056,794,839
  Reinvestment of dividends - Institutional Class                 N/A                 N/A           12,994,837          48,634,295
  Cost of shares redeemed - Institutional Class                   N/A                 N/A     (145,281,276,021)   (231,959,687,974)
                                                   ------------------   -----------------   ------------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS -
  INSTITUTIONAL CLASS                                             N/A                 N/A         (622,900,192)      2,145,741,160
                                                   ------------------   -----------------   ------------------   -----------------
  Proceeds from shares sold - Service Class               181,195,384         419,369,428       16,280,140,582      37,811,535,135
  Reinvestment of dividends - Service Class                 1,336,438           3,791,040           54,484,455         243,531,133
  Cost of shares redeemed - Service Class                (175,730,802)       (310,501,075)     (19,182,059,679)    (37,017,256,438)
                                                   ------------------   -----------------   ------------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - SERVICE
  CLASS                                                     6,801,020         112,659,393       (2,847,434,642)      1,037,809,830
                                                   ------------------   -----------------   ------------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS                    (201,157,103)         33,091,230       (3,469,904,199)      3,184,032,430
                                                   ------------------   -----------------   ------------------   -----------------

NET ASSETS:

ENDING NET ASSETS                                  $    2,510,427,978   $   2,711,585,081   $   15,354,052,392   $  18,823,956,591
SHARES ISSUED AND REDEEMED:
  Shares sold - Class A                                 1,231,924,987       3,366,248,450                  N/A                 N/A
  Shares issued in reinvestment of
    dividends - Class A                                     8,669,501          32,356,836                  N/A                 N/A
  Shares redeemed - Class A                            (1,448,750,990)     (3,478,715,349)                 N/A                 N/A
                                                   ------------------   -----------------   ------------------   -----------------
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING - CLASS A                                  (208,156,502)        (80,110,063)                 N/A                 N/A
                                                   ------------------   -----------------   ------------------   -----------------
  Shares sold - Institutional Class                               N/A                 N/A      144,645,395,582     234,056,794,836
  Shares issued in reinvestment of
    dividends - Institutional Class                               N/A                 N/A           12,994,838          48,634,295
  Shares redeemed - Institutional Class                           N/A                 N/A     (145,281,276,021)   (231,959,687,974)
                                                   ------------------   -----------------   ------------------   -----------------
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING - INSTITUTIONAL CLASS                               N/A                 N/A         (622,885,601)      2,145,741,157
                                                   ------------------   -----------------   ------------------   -----------------
  Shares sold - Service Class                             181,195,384         419,369,429       16,280,140,582      37,811,535,135
  Shares issued in reinvestment of
    dividends - Service Class                               1,336,436           3,791,040           54,484,454         243,531,133
  Shares redeemed - Service Class                        (175,730,802)       (310,501,075)     (19,182,059,679)    (37,017,256,438)
                                                   ------------------   -----------------   ------------------   -----------------
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING - SERVICE CLASS                               6,801,018         112,659,394       (2,847,434,643)      1,037,809,830
                                                   ------------------   -----------------   ------------------   -----------------
ENDING BALANCE OF UNDISTRIBUTED NET
  INVESTMENT INCOME                                $               --   $              --   $           (3,059)  $              --
                                                   ------------------   -----------------   ------------------   -----------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                         GOVERNMENT INSTITUTIONAL                      GOVERNMENT
                                                            MONEY MARKET FUND                       MONEY MARKET FUND
                                                  --------------------------------------  -------------------------------------
                                                         (UNAUDITED)                             (UNAUDITED)
                                                             FOR THE             FOR THE             FOR THE            FOR THE
                                                    SIX MONTHS ENDED  EIGHT MONTHS ENDED    SIX MONTHS ENDED         YEAR ENDED
                                                  SEPTEMBER 30, 2002   MARCH 31, 2002(1)  SEPTEMBER 30, 2002     MARCH 31, 2002
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  Beginning net assets                             $      59,576,824   $              --   $   5,896,987,284  $   3,253,603,571
OPERATIONS:
  Net investment income                                      849,565             410,798          37,127,833        115,613,675
  Net realized gain (loss) on sale of investments                965                   0             367,749            211,577
                                                   -----------------   -----------------   -----------------  -----------------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                            850,530             410,798          37,495,582        115,825,252
                                                   -----------------   -----------------   -----------------  -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
    Class A                                                      N/A                 N/A          (1,004,031)        (2,721,725)
    Institutional Class                                     (849,565)           (410,798)                N/A                N/A
    Service Class                                                N/A                 N/A         (36,123,798)      (112,891,950)
  Net realized gain on sale of investments
    Class A                                                      N/A                 N/A                   0               (441)
    Institutional Class                                            0                   0                 N/A                N/A
    Service Class                                                N/A                 N/A                   0            (15,200)
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A                            N/A                 N/A         143,192,600        239,192,059
  Reinvestment of dividends - Class A                            N/A                 N/A             664,392          1,827,702
  Cost of shares redeemed - Class A                              N/A                 N/A         (94,904,500)      (168,909,420)
                                                   -----------------   -----------------   -----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS A                      N/A                 N/A          48,952,492         72,110,341
                                                   -----------------   -----------------   -----------------  -----------------
  Proceeds from shares sold - Institutional Class        273,164,801          67,442,300                 N/A                N/A
  Reinvestment of dividends - Institutional Class                281              11,496                 N/A                N/A
  Cost of shares redeemed - Institutional Class         (173,194,509)         (7,876,972)                N/A                N/A
                                                   -----------------   -----------------   -----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS -
  INSTITUTIONAL CLASS                                     99,970,573          59,576,824                 N/A                N/A
                                                   -----------------   -----------------   -----------------  -----------------
  Proceeds from shares sold - Service Class                      N/A                 N/A      17,273,406,544     38,162,206,360
  Reinvestment of dividends - Service Class                      N/A                 N/A           6,200,358         19,056,076
  Cost of shares redeemed - Service Class                        N/A                 N/A     (18,406,133,374)   (35,610,185,000)
                                                   -----------------   -----------------   -----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - SERVICE
  CLASS                                                          N/A                 N/A      (1,126,526,472)     2,571,077,436
                                                   -----------------    ----------------    ----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS                     99,971,538          59,576,824      (1,077,206,227)     2,643,383,713
                                                   -----------------    ----------------    ----------------  -----------------

NET ASSETS:

ENDING NET ASSETS                                  $     159,548,362   $      59,576,824   $   4,819,781,057  $   5,896,987,284
SHARES ISSUED AND REDEEMED:
  Shares sold - Class A                                          N/A                 N/A         143,192,605        239,192,059
  Shares issued in reinvestment of
    dividends - Class A                                          N/A                 N/A             664,391          1,827,702
  Shares redeemed - Class A                                      N/A                 N/A         (94,904,500)      (168,909,420)
                                                   -----------------   -----------------   -----------------  -----------------
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING - CLASS A                                          N/A                 N/A          48,952,496         72,110,341
                                                   -----------------   -----------------   -----------------  -----------------
  Shares sold - Institutional Class                      273,164,800          67,442,300                 N/A                N/A
  Shares issued in reinvestment of
    dividends - Institutional Class                              281              11,496                 N/A                N/A
  Shares redeemed - Institutional Class                 (173,194,509)         (7,876,972)                N/A                N/A
                                                   -----------------   -----------------   -----------------  -----------------
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING - INSTITUTIONAL CLASS                       99,970,572          59,576,824                 N/A                N/A
                                                   -----------------   -----------------   -----------------  -----------------
  Shares sold - Service Class                                    N/A                 N/A      17,273,406,544     38,162,207,895
  Shares issued in reinvestment of
    dividends - Service Class                                    N/A                 N/A           6,200,358         19,056,076
  Shares redeemed - Service Class                                N/A                 N/A     (18,406,133,374)   (35,610,185,000)
                                                   -----------------   -----------------   -----------------  -----------------
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING - SERVICE CLASS                                    N/A                 N/A      (1,126,526,472)     2,571,078,971
                                                   -----------------   -----------------   -----------------  -----------------
ENDING BALANCE OF UNDISTRIBUTED NET
  INVESTMENT INCOME                                $              --   $              --   $           4,552  $           4,548
                                                   -----------------   -----------------   -----------------  -----------------

                                                               NATIONAL TAX-FREE
                                                              INSTITUTIONAL MONEY
                                                                  MARKET FUND
                                                    --------------------------------------
                                                           (UNAUDITED)
                                                               FOR THE             FOR THE
                                                      SIX MONTHS ENDED          YEAR ENDED
                                                    SEPTEMBER 30, 2002      MARCH 31, 2002
------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  Beginning net assets                               $   1,572,155,033   $   1,248,544,173
OPERATIONS:
  Net investment income                                      9,203,982          29,090,148
  Net realized gain (loss) on sale of investments               58,404             370,130
                                                     -----------------   -----------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                 9,262,386          29,460,278
                                                     -----------------   -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
    Class A                                                        N/A                 N/A
    Institutional Class                                       (643,982)         (1,879,216)
    Service Class                                           (8,560,000)        (27,210,932)
  Net realized gain on sale of investments
    Class A                                                        N/A                 N/A
    Institutional Class                                              0             (18,064)
    Service Class                                                    0            (283,300)
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A                              N/A                 N/A
  Reinvestment of dividends - Class A                              N/A                 N/A
  Cost of shares redeemed - Class A                                N/A                 N/A
                                                     -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS A                        N/A                 N/A
                                                     -----------------   -----------------
  Proceeds from shares sold - Institutional Class          280,325,002         581,987,936
  Reinvestment of dividends - Institutional Class              147,372             456,214
  Cost of shares redeemed - Institutional Class           (351,332,077)       (509,535,625)
                                                     -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS -
  INSTITUTIONAL CLASS                                      (70,859,703)         72,908,525
                                                     -----------------   -----------------
  Proceeds from shares sold - Service Class              1,063,964,909       2,890,259,616
  Reinvestment of dividends - Service Class                  2,709,935           6,719,745
  Cost of shares redeemed - Service Class               (1,136,295,289)     (2,646,345,792)
                                                     -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - SERVICE
  CLASS                                                    (69,620,445)        250,633,569
                                                     -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS                     (140,421,744)        323,610,860
                                                     -----------------   -----------------

NET ASSETS:

ENDING NET ASSETS                                    $   1,431,733,289   $   1,572,155,033
SHARES ISSUED AND REDEEMED:
  Shares sold - Class A                                            N/A                 N/A
  Shares issued in reinvestment of
    dividends - Class A                                            N/A                 N/A
  Shares redeemed - Class A                                        N/A                 N/A
                                                     -----------------   -----------------
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING - CLASS A                                            N/A                 N/A
                                                     -----------------   -----------------
  Shares sold - Institutional Class                        280,325,004         581,987,934
  Shares issued in reinvestment of
    dividends - Institutional Class                            147,371             456,214
  Shares redeemed - Institutional Class                   (351,332,077)       (509,535,625)
                                                     -----------------   -----------------
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING - INSTITUTIONAL CLASS                        (70,859,702)         72,908,523
                                                     -----------------   -----------------
  Shares sold - Service Class                            1,063,964,909       2,890,259,617
  Shares issued in reinvestment of
    dividends - Service Class                                2,709,935           6,719,745
  Shares redeemed - Service Class                       (1,136,295,289)     (2,646,345,792)
                                                     -----------------   -----------------
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING - SERVICE CLASS                              (69,620,445)        250,633,570
                                                     -----------------   -----------------
ENDING BALANCE OF UNDISTRIBUTED NET
  INVESTMENT INCOME                                  $              --   $              --
                                                     -----------------   -----------------

(1) FUND COMMENCED OPERATIONS ON JULY 31, 2001.

                                                                 100% TREASURY
                                                               MONEY MARKET FUND
                                                     -------------------------------------
                                                           (UNAUDITED)
                                                               FOR THE             FOR THE
                                                      SIX MONTHS ENDED          YEAR ENDED
                                                    SEPTEMBER 30, 2002      MARCH 31, 2002
------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  Beginning net assets                               $   2,663,835,087   $   2,352,877,712
OPERATIONS:
  Net investment income                                     17,715,253          67,166,024
  Net realized gain (loss) on sale of investments               41,870             950,960
                                                     -----------------   -----------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                17,757,123          68,116,984
                                                     -----------------   -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
    Class A                                                   (926,159)         (3,798,635)
    Institutional Class                                            N/A                 N/A
    Service Class                                          (16,789,093)        (63,664,743)
  Net realized gain on sale of investments
    Class A                                                          0             (44,127)
    Institutional Class                                            N/A                 N/A
    Service Class                                                    0            (705,560)
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A                      146,565,342         323,306,700
  Reinvestment of dividends - Class A                          917,491           3,809,651
  Cost of shares redeemed - Class A                       (156,673,426)       (263,424,839)
                                                     -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS A                 (9,190,593)         63,691,512
                                                     -----------------   -----------------
  Proceeds from shares sold - Institutional Class                  N/A                 N/A
  Reinvestment of dividends - Institutional Class                  N/A                 N/A
  Cost of shares redeemed - Institutional Class                    N/A                 N/A
                                                     -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL
  CLASS                                                            N/A                 N/A
                                                     -----------------   -----------------
  Proceeds from shares sold - Service Class              8,087,718,180      11,436,509,850
  Reinvestment of dividends - Service Class                  3,725,833          17,087,616
  Cost of shares redeemed - Service Class               (8,005,825,231)    (11,206,235,522)
                                                     -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - SERVICE CLASS           85,618,782         247,361,944
                                                     -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS                       76,470,060         310,957,375
                                                     -----------------   -----------------

NET ASSETS:

ENDING NET ASSETS                                    $   2,740,305,147   $   2,663,835,087
SHARE ISSUED AND REDEEMED:
  Shares sold - Class A                                    146,565,343         323,306,699
  Shares issued in reinvestment of dividends -
    Class A                                                    917,492           3,806,651
  Shares redeemed - Class A                               (156,673,426)       (263,424,839)
                                                     -----------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
  CLASS A                                                   (9,190,591)         63,688,511
                                                     -----------------   -----------------
  Shares sold - Institutional Class                                N/A                 N/A
  Shares issued in reinvestment of dividends -
    Institutional Class                                            N/A                 N/A
  Shares redeemed - Institutional Class                            N/A                 N/A
                                                     -----------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
  INSTITUTIONAL CLASS                                              N/A                 N/A
                                                     -----------------   -----------------
  Shares sold - Service Class                            8,087,718,180      11,436,509,847
  Shares issued in reinvestment of dividends -
    Service Class                                            3,725,832          17,087,616
  Shares redeemed - Service Class                       (8,005,825,231)    (11,206,235,522)
                                                     -----------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
  SERVICE CLASS                                             85,618,781         247,361,941
                                                     -----------------   -----------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT
  INCOME                                             $         308,138   $         308,137
                                                     -----------------   -----------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                        PRIME INVESTMENT INSTITUTIONAL                  PRIME INVESTMENT
                                                              MONEY MARKET FUND                         MONEY MARKET FUND
                                                     -------------------------------------   -------------------------------------
                                                           (UNAUDITED)                             (UNAUDITED)
                                                               FOR THE             FOR THE             FOR THE             FOR THE
                                                      SIX MONTHS ENDED  EIGHT MONTHS ENDED    SIX MONTHS ENDED          YEAR ENDED
                                                    SEPTEMBER 30, 2002   MARCH 31, 2002(1)  SEPTEMBER 30, 2002      MARCH 31, 2002
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  Beginning net assets                               $     140,966,932   $              --   $   2,006,493,390   $   1,678,431,577
OPERATIONS:
  Net investment income                                      2,547,019           1,506,009          17,166,069          49,588,224
  Net realized gain (loss) on sale of investments               34,017                 721              33,179             193,941
                                                     -----------------   -----------------   -----------------   -----------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                 2,581,036           1,506,730          17,199,248          49,782,165
                                                     -----------------   -----------------   -----------------   -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
    Class A                                                        N/A                 N/A                 N/A                 N/A
    Institutional Class                                     (2,547,019)         (1,506,009)                N/A                 N/A
    Service Class                                                  N/A                 N/A         (17,165,768)        (49,588,224)
  Net realized gain on sale of investments
    Class A                                                        N/A                 N/A                 N/A                 N/A
    Institutional Class                                              0                (880)                N/A                 N/A
    Service Class                                                  N/A                 N/A                   0            (330,467)
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A                              N/A                 N/A                 N/A                 N/A
  Reinvestment of dividends - Class A                              N/A                 N/A                 N/A                 N/A
  Cost of shares redeemed - Class A                                N/A                 N/A                 N/A                 N/A
                                                     -----------------   -----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS A                        N/A                 N/A                 N/A                 N/A
                                                     -----------------   -----------------   -----------------   -----------------
  Proceeds from shares sold - Institutional Class        1,095,966,995         829,950,980                 N/A                 N/A
  Reinvestment of dividends - Institutional Class                  899             111,608                 N/A                 N/A
  Cost of shares redeemed - Institutional Class         (1,008,901,961)       (689,095,497)                N/A                 N/A
                                                     -----------------   -----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL
  CLASS                                                     87,065,933         140,967,091                 N/A                 N/A
                                                     -----------------   -----------------   -----------------   -----------------
  Proceeds from shares sold - Service Class                        N/A                 N/A      27,807,019,847      27,475,930,263
  Reinvestment of dividends - Service Class                        N/A                 N/A           1,162,590           5,598,942
  Cost of shares redeemed - Service Class                          N/A                 N/A     (27,930,107,812)    (27,153,330,866)
                                                     -----------------   -----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - SERVICE CLASS                  N/A                 N/A        (121,925,375)        328,198,339
                                                     -----------------   -----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS                       87,099,950         140,966,932        (121,891,895)        328,061,813
                                                     -----------------   -----------------   -----------------   -----------------

NET ASSETS:

ENDING NET ASSETS                                    $     228,066,882   $     140,966,932   $   1,884,601,495   $   2,006,493,390
SHARE ISSUED AND REDEEMED:
  Shares sold - Class A                                            N/A                 N/A                 N/A                 N/A
  Shares issued in reinvestment of dividends -
    Class A                                                        N/A                 N/A                 N/A                 N/A
  Shares redeemed - Class A                                        N/A                 N/A                 N/A                 N/A
                                                     -----------------   -----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
  CLASS A                                                          N/A                 N/A                 N/A                 N/A
                                                     -----------------   -----------------   -----------------   -----------------
  Shares sold - Institutional Class                      1,095,967,040         829,950,981                 N/A                 N/A
  Shares issued in reinvestment of dividends -
    Institutional Class                                            899             111,608                 N/A                 N/A
  Shares redeemed - Institutional Class                 (1,008,901,961)       (689,095,497)                N/A                 N/A
                                                     -----------------   -----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
  INSTITUTIONAL CLASS                                       87,065,978         140,967,092                 N/A                 N/A
                                                     -----------------   -----------------   -----------------   -----------------
  Shares sold - Service Class                                      N/A                 N/A      27,807,019,848      27,475,930,261
  Shares issued in reinvestment of dividends -
    Service Class                                                  N/A                 N/A           1,162,590           5,598,942
  Shares redeemed - Service Class                                  N/A                 N/A     (27,930,107,812)    (27,153,330,866)
                                                     -----------------   -----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
  SERVICE CLASS                                                    N/A                 N/A        (121,925,374)        328,198,337
                                                     -----------------   -----------------   -----------------   -----------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT
  INCOME                                             $              --   $              --   $             305   $               4
                                                     -----------------   -----------------   -----------------   -----------------

                                                                 TREASURY PLUS
                                                              INSTITUTIONAL MONEY
                                                                  MARKET FUND
                                                     -------------------------------------
                                                           (UNAUDITED)
                                                               FOR THE             FOR THE
                                                      SIX MONTHS ENDED          YEAR ENDED
                                                    SEPTEMBER 30, 2002      MARCH 31, 2002
------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  Beginning net assets                               $   2,063,967,798   $   1,466,472,791
OPERATIONS:
  Net investment income                                     15,572,283          51,566,491
  Net realized gain (loss) on sale of investments                  (33)            218,969
                                                     -----------------   -----------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                15,572,250          51,785,460
                                                     -----------------   -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
    Class A                                                        N/A                 N/A
    Institutional Class                                     (7,922,988)        (20,969,300)
    Service Class                                           (7,649,149)        (30,597,191)
  Net realized gain on sale of investments
    Class A                                                        N/A                 N/A
    Institutional Class                                              0            (136,710)
    Service Class                                                    0            (184,409)
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A                              N/A                 N/A
  Reinvestment of dividends - Class A                              N/A                 N/A
  Cost of shares redeemed - Class A                                N/A                 N/A
                                                     -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS A                        N/A                 N/A
                                                     -----------------   -----------------
  Proceeds from shares sold - Institutional Class       58,133,303,661      85,661,143,756
  Reinvestment of dividends - Institutional Class            1,232,569           4,413,599
  Cost of shares redeemed - Institutional Class        (58,042,026,111)    (85,175,706,208)
                                                     -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL
  CLASS                                                     92,510,119         489,851,147
                                                     -----------------   -----------------
  Proceeds from shares sold - Service Class              4,149,184,021       9,283,279,295
  Reinvestment of dividends - Service Class                  1,108,440           4,195,818
  Cost of shares redeemed - Service Class               (4,330,456,621)     (9,179,729,103)
                                                     -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - SERVICE CLASS         (180,164,160)        107,746,010
                                                     -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS                      (87,653,928)        597,495,007
                                                     -----------------   -----------------

NET ASSETS:

ENDING NET ASSETS                                    $   1,976,313,870   $   2,063,967,798
SHARE ISSUED AND REDEEMED:
  Shares sold - Class A                                            N/A                 N/A
  Shares issued in reinvestment of dividends -
    Class A                                                        N/A                 N/A
  Shares redeemed - Class A                                        N/A                 N/A
                                                     -----------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
  CLASS A                                                          N/A                 N/A
                                                     -----------------   -----------------
  Shares sold - Institutional Class                     58,133,303,658      85,661,143,754
  Shares issued in reinvestment of dividends -
    Institutional Class                                      1,232,569           4,413,599
  Shares redeemed - Institutional Class                (58,042,026,111)    (85,175,706,208)
                                                     -----------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
  INSTITUTIONAL CLASS                                       92,510,116         489,851,145
                                                     -----------------   -----------------
  Shares sold - Service Class                            4,149,184,021       9,283,279,297
  Shares issued in reinvestment of dividends -
    Service Class                                            1,108,440           4,195,818
  Shares redeemed - Service Class                       (4,330,456,621)     (9,179,729,103)
                                                     -----------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
  SERVICE CLASS                                           (180,164,160)        107,746,012
                                                     -----------------   -----------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT
  INCOME                                             $             996   $             850
                                                     -----------------   -----------------

(1) FUND COMMENCED OPERATIONS ON JULY 31, 2001.

MONEY MARKET FUNDS                                          FINANCIAL HIGHLIGHTS

                                                                                                  NET REALIZED
                                                                  BEGINNING                                AND       DIVIDENDS
                                                                  NET ASSET             NET         UNREALIZED        FROM NET
                                                                  VALUE PER      INVESTMENT     GAIN (LOSS) ON      INVESTMENT
                                                                      SHARE          INCOME        INVESTMENTS          INCOME
------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND

SERVICE CLASS
April 1, 2002 to September 30, 2002 (Unaudited)                      $ 1.00            0.01               0.00           (0.01)
April 1, 2001 to March 31, 2002                                      $ 1.00            0.02               0.00           (0.02)
April 1, 2000 March 31, 2001                                         $ 1.00            0.03               0.00           (0.03)
November 8, 1999(2) to March 31, 2000                                $ 1.00            0.01               0.00           (0.01)

CASH INVESTMENT MONEY MARKET FUND

INSTITUTIONAL CLASS
April 1, 2002 to September 30, 2002 (Unaudited)                      $ 1.00            0.01               0.00           (0.01)
April 1, 2001 to March 31, 2002                                      $ 1.00            0.03               0.00           (0.03)
April 1, 2000 to March 31, 2001                                      $ 1.00            0.06               0.00           (0.06)
November 8, 1999(2) to March 31, 2000                                $ 1.00            0.02               0.00           (0.02)

SERVICE CLASS
April 1, 2002 to September 30, 2002 (Unaudited)                      $ 1.00            0.01               0.00           (0.01)
April 1, 2001 to March 31, 2002                                      $ 1.00            0.03               0.00           (0.03)
April 1, 2000 March 31, 2001                                         $ 1.00            0.06               0.00           (0.06)
June 1, 1999 to March 31, 2000(3)                                    $ 1.00            0.04               0.00           (0.04)
June 1, 1998 to May 31, 1999                                         $ 1.00            0.05               0.00           (0.05)
June 1, 1997 to May 31, 1998                                         $ 1.00            0.05               0.00           (0.05)
June 1, 1996 to May 31, 1997                                         $ 1.00            0.05               0.00           (0.05)

GOVERNMENT INSTITUTIONAL MONEY MARKET FUND

INSTITUTIONAL CLASS
April 1, 2002 to September 30, 2002 (Unaudited)                      $ 1.00            0.01               0.00           (0.01)
July 31, 2001(2) to March 31, 2002                                   $ 1.00            0.02               0.00           (0.02)

GOVERNMENT MONEY MARKET FUND

SERVICE CLASS
April 1, 2002 to September 30, 2002 (Unaudited)                      $ 1.00            0.01               0.00           (0.01)
April 1, 2001 to March 31, 2002                                      $ 1.00            0.03               0.00           (0.03)
April 1, 2000 March 31, 2001                                         $ 1.00            0.05               0.00           (0.05)
June 1, 1999 to March 31, 2000(3)                                    $ 1.00            0.04               0.00           (0.04)
June 1, 1998 to May 31, 1999                                         $ 1.00            0.05               0.00           (0.05)
June 1, 1997 to May 31, 1998                                         $ 1.00            0.05               0.00           (0.05)
June 1, 1996 to May 31, 1997                                         $ 1.00            0.05               0.00           (0.05)

NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND

INSTITUTIONAL CLASS
April 1, 2002 to September 30, 2002 (Unaudited)                      $ 1.00            0.01               0.00           (0.01)
April 1, 2001 to March 31, 2002                                      $ 1.00            0.02               0.00           (0.02)
April 1, 2000 to March 31, 2001                                      $ 1.00            0.04               0.00           (0.04)
November 8, 1999(2) to March 31, 2000                                $ 1.00            0.01               0.00           (0.01)

SERVICE CLASS
April 1, 2002 to September 30, 2002 (Unaudited)                      $ 1.00            0.01               0.00           (0.01)
April 1, 2001 to March 31, 2002                                      $ 1.00            0.02               0.00           (0.02)
April 1, 2000 March 31, 2001                                         $ 1.00            0.04               0.00           (0.04)
June 1, 1999 to March 31, 2000(3)                                    $ 1.00            0.03               0.00           (0.03)
June 1, 1998 to May 31, 1999                                         $ 1.00            0.03               0.00           (0.03)
June 1, 1997 to May 31, 1998                                         $ 1.00            0.03               0.00           (0.03)
June 1, 1996 to May 31, 1997                                         $ 1.00            0.03               0.00           (0.03)

100% TREASURY MONEY MARKET FUND

SERVICE CLASS
April 1, 2002 to September 30, 2002 (Unaudited)                      $ 1.00            0.01               0.00           (0.01)
April 1, 2001 to March 31, 2002                                      $ 1.00            0.03               0.00           (0.03)
April 1, 2000 March 31, 2001                                         $ 1.00            0.05               0.00           (0.05)
June 1, 1999 to March 31, 2000(3)                                    $ 1.00            0.04               0.00           (0.04)
June 1, 1998 to May 31, 1999                                         $ 1.00            0.04               0.00           (0.04)
June 1, 1997 to May 31, 1998                                         $ 1.00            0.05               0.00           (0.05)
June 1, 1996 to May 31, 1997                                         $ 1.00            0.05               0.00           (0.05)

                                       60

                                                    DISTRIBUTIONS       ENDING      RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                                         FROM NET    NET ASSET   ---------------------------------------------
                                                         REALIZED    VALUE PER   NET INVESTMENT           NET            GROSS
                                                            GAINS        SHARE           INCOME      EXPENSES      EXPENSES(1)
------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND

SERVICE CLASS
April 1, 2002 to September 30, 2002 (Unaudited)              0.00       $ 1.00             1.05%         0.45%            0.50%
April 1, 2001 to March 31, 2002                              0.00       $ 1.00             1.62%         0.45%            0.49%
April 1, 2000 March 31, 2001                                 0.00       $ 1.00             3.10%         0.45%            0.57%
November 8, 1999(2) to March 31, 2000                        0.00       $ 1.00             2.69%         0.45%            0.51%

CASH INVESTMENT MONEY MARKET FUND

INSTITUTIONAL CLASS
April 1, 2002 to September 30, 2002 (Unaudited)              0.00       $ 1.00             1.71%         0.25%            0.28%
April 1, 2001 to March 31, 2002                              0.00       $ 1.00             3.14%         0.25%            0.28%
April 1, 2000 to March 31, 2001                              0.00       $ 1.00             6.16%         0.25%            0.31%
November 8, 1999(2) to March 31, 2000                        0.00       $ 1.00             5.77%         0.25%            0.30%

SERVICE CLASS
April 1, 2002 to September 30, 2002 (Unaudited)              0.00       $ 1.00             1.49%         0.48%            0.54%
April 1, 2001 to March 31, 2002                              0.00       $ 1.00             2.91%         0.48%            0.54%
April 1, 2000 March 31, 2001                                 0.00       $ 1.00             5.94%         0.48%            0.54%
June 1, 1999 to March 31, 2000(3)                            0.00       $ 1.00             5.23%(4)      0.48%(4)         0.54%(4)
June 1, 1998 to May 31, 1999                                 0.00       $ 1.00             4.91%(4)      0.48%(4)         0.57%(4)
June 1, 1997 to May 31, 1998                                 0.00       $ 1.00             5.29%(4)      0.48%(4)         0.57%(4)
June 1, 1996 to May 31, 1997                                 0.00       $ 1.00             5.07%         0.48%            0.49%

GOVERNMENT INSTITUTIONAL MONEY MARKET FUND

INSTITUTIONAL CLASS
April 1, 2002 to September 30, 2002 (Unaudited)              0.00       $ 1.00             1.66%         0.20%            0.48%
July 31, 2001(2) to March 31, 2002                           0.00       $ 1.00             1.84%         0.12%            0.79%

GOVERNMENT MONEY MARKET FUND

SERVICE CLASS
April 1, 2002 to September 30, 2002 (Unaudited)              0.00       $ 1.00             1.46%         0.50%            0.54%
April 1, 2001 to March 31, 2002                              0.00       $ 1.00             2.67%         0.50%            0.52%
April 1, 2000 March 31, 2001                                 0.00       $ 1.00             5.79%         0.50%            0.56%
June 1, 1999 to March 31, 2000(3)                            0.00       $ 1.00             4.94%         0.50%            0.54%
June 1, 1998 to May 31, 1999                                 0.00       $ 1.00             4.69%         0.50%            0.52%
June 1, 1997 to May 31, 1998                                 0.00       $ 1.00             5.08%         0.50%            0.51%
June 1, 1996 to May 31, 1997                                 0.00       $ 1.00             4.91%         0.49%            0.49%

NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND

INSTITUTIONAL CLASS
April 1, 2002 to September 30, 2002 (Unaudited)              0.00       $ 1.00             1.38%         0.30%            0.30%
April 1, 2001 to March 31, 2002                              0.00       $ 1.00             2.05%         0.30%            0.38%
April 1, 2000 to March 31, 2001                              0.00       $ 1.00             3.86%         0.30%            0.37%
November 8, 1999(2) to March 31, 2000                        0.00       $ 1.00             3.43%         0.30%            0.31%

SERVICE CLASS
April 1, 2002 to September 30, 2002 (Unaudited)              0.00       $ 1.00             1.22%         0.45%            0.55%
April 1, 2001 to March 31, 2002                              0.00       $ 1.00             1.96%         0.45%            0.54%
April 1, 2000 March 31, 2001                                 0.00       $ 1.00             3.68%         0.45%            0.56%
June 1, 1999 to March 31, 2000(3)                            0.00       $ 1.00             3.05%         0.45%            0.57%
June 1, 1998 to May 31, 1999                                 0.00       $ 1.00             2.91%         0.45%            0.57%
June 1, 1997 to May 31, 1998                                 0.00       $ 1.00             3.32%         0.45%            0.59%
June 1, 1996 to May 31, 1997                                 0.00       $ 1.00             3.21%         0.45%            0.70%

100% TREASURY MONEY MARKET FUND

SERVICE CLASS
April 1, 2002 to September 30, 2002 (Unaudited)              0.00       $ 1.00             1.32%         0.46%            0.55%
April 1, 2001 to March 31, 2002                              0.00       $ 1.00             2.53%         0.46%            0.55%
April 1, 2000 March 31, 2001                                 0.00       $ 1.00             5.41%         0.46%            0.55%
June 1, 1999 to March 31, 2000(3)                            0.00       $ 1.00             4.67%         0.46%            0.54%
June 1, 1998 to May 31, 1999                                 0.00       $ 1.00             4.34%         0.46%            0.53%
June 1, 1997 to May 31, 1998                                 0.00       $ 1.00             4.89%         0.46%            0.54%
June 1, 1996 to May 31, 1997                                 0.00       $ 1.00             4.74%         0.46%            0.53%

                                                                       NET ASSETS AT
                                                            TOTAL      END OF PERIOD
                                                           RETURN    (000's OMITTED)
------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND

SERVICE CLASS
April 1, 2002 to September 30, 2002 (Unaudited)              0.53%      $    269,690
April 1, 2001 to March 31, 2002                              1.75%      $    262,866
April 1, 2000 March 31, 2001                                 3.20%      $    150,149
November 8, 1999(2) to March 31, 2000                        1.10%      $     75,697

CASH INVESTMENT MONEY MARKET FUND

INSTITUTIONAL CLASS
April 1, 2002 to September 30, 2002 (Unaudited)              0.86%      $  4,855,248
April 1, 2001 to March 31, 2002                              3.28%      $  5,478,005
April 1, 2000 to March 31, 2001                              6.38%      $  3,332,149
November 8, 1999(2) to March 31, 2000                        2.29%      $  2,116,276

SERVICE CLASS
April 1, 2002 to September 30, 2002 (Unaudited)              0.75%      $ 10,498,804
April 1, 2001 to March 31, 2002                              3.05%      $ 13,345,951
April 1, 2000 March 31, 2001                                 6.14%      $ 12,307,775
June 1, 1999 to March 31, 2000(3)                            4.37%      $  9,082,788
June 1, 1998 to May 31, 1999                                 5.04%      $  5,481,802
June 1, 1997 to May 31, 1998                                 5.42%      $  4,685,818
June 1, 1996 to May 31, 1997                                 5.21%      $  2,147,894

GOVERNMENT INSTITUTIONAL MONEY MARKET FUND

INSTITUTIONAL CLASS
April 1, 2002 to September 30, 2002 (Unaudited)              0.84%      $    159,548
July 31, 2001(2) to March 31, 2002                           1.59%      $     59,577

GOVERNMENT MONEY MARKET FUND

SERVICE CLASS
April 1, 2002 to September 30, 2002 (Unaudited)              0.73%      $  4,626,240
April 1, 2001 to March 31, 2002                              2.86%      $  5,752,411
April 1, 2000 March 31, 2001                                 5.97%      $  3,181,143
June 1, 1999 to March 31, 2000(3)                            4.18%      $  3,433,956
June 1, 1998 to May 31, 1999                                 4.81%      $  3,368,534
June 1, 1997 to May 31, 1998                                 5.20%      $  2,260,208
June 1, 1996 to May 31, 1997                                 5.04%      $  1,912,574

NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND

INSTITUTIONAL CLASS
April 1, 2002 to September 30, 2002 (Unaudited)              0.69%      $     67,322
April 1, 2001 to March 31, 2002                              2.20%      $    138,179
April 1, 2000 to March 31, 2001                              3.93%      $     65,265
November 8, 1999(2) to March 31, 2000                        1.36%      $     23,134

SERVICE CLASS
April 1, 2002 to September 30, 2002 (Unaudited)              0.61%      $  1,364,411
April 1, 2001 to March 31, 2002                              2.05%      $  1,433,976
April 1, 2000 March 31, 2001                                 3.78%      $  1,183,279
June 1, 1999 to March 31, 2000(3)                            2.58%      $  1,124,073
June 1, 1998 to May 31, 1999                                 2.97%      $  1,019,589
June 1, 1997 to May 31, 1998                                 3.39%      $    977,693
June 1, 1996 to May 31, 1997                                 3.28%      $    635,655

100% TREASURY MONEY MARKET FUND

SERVICE CLASS
April 1, 2002 to September 30, 2002 (Unaudited)              0.66%      $  2,587,546
April 1, 2001 to March 31, 2002                              2.68%      $  2,501,888
April 1, 2000 March 31, 2001                                 5.59%      $  2,254,618
June 1, 1999 to March 31, 2000(3)                            3.94%      $  1,702,250
June 1, 1998 to May 31, 1999                                 4.49%      $  1,548,549
June 1, 1997 to May 31, 1998                                 5.00%      $  1,440,515
June 1, 1996 to May 31, 1997                                 4.87%      $  1,003,697

                                       61

                                                                                         NET REALIZED
                                                            BEGINNING                             AND      DIVIDENDS
                                                            NET ASSET           NET        UNREALIZED       FROM NET
                                                            VALUE PER    INVESTMENT    GAIN (LOSS) ON     INVESTMENT
                                                                SHARE        INCOME       INVESTMENTS         INCOME
--------------------------------------------------------------------------------------------------------------------
PRIME INVESTMENT INSTITUTIONAL MONEY MARKET FUND

INSTITUTIONAL CLASS
April 1, 2002 to September 30, 2002 (Unaudited)                $ 1.00          0.01              0.00          (0.01)
July 31, 2001(2) to March 31, 2002                             $ 1.00          0.02              0.00          (0.02)

PRIME INVESTMENT MONEY MARKET FUND

SERVICE CLASS
April 1, 2002 to September 30, 2002 (Unaudited)                $ 1.00          0.01              0.00          (0.01)
April 1, 2001 to March 31, 2002                                $ 1.00          0.03              0.00          (0.03)
April 1, 2000 March 31, 2001                                   $ 1.00          0.06              0.00          (0.06)
June 1, 1999 to March 31, 2000(3)                              $ 1.00          0.04              0.00          (0.04)
September 2, 1998(2) to May 31, 1999                           $ 1.00          0.04              0.00          (0.04)

TREASURY PLUS INSTITUTIONAL MONEY MARKET FUND

INSTITUTIONAL CLASS
April 1, 2002 to September 30, 2002 (Unaudited)                $ 1.00          0.01              0.00          (0.01)
April 1, 2001 to March 31, 2002                                $ 1.00          0.03              0.00          (0.03)
April 1, 2000 to March 31, 2001                                $ 1.00          0.06              0.00          (0.06)
April 1, 1999 to March 31, 2000                                $ 1.00          0.05              0.00          (0.05)
April 1, 1998 to March 31, 1999                                $ 1.00          0.05              0.00          (0.05)
April 1, 1997 to March 31, 1998                                $ 1.00          0.05              0.00          (0.05)

SERVICE CLASS
April 1, 2002 to September 30, 2002 (Unaudited)                $ 1.00          0.01              0.00          (0.01)
April 1, 2001 to March 31, 2002                                $ 1.00          0.03              0.00          (0.03)
April 1, 2000 March 31, 2001                                   $ 1.00          0.06              0.00          (0.06)
April 1, 1999 to March 31, 2000                                $ 1.00          0.05              0.00          (0.05)
April 1, 1998 to March 31, 1999                                $ 1.00          0.05              0.00          (0.05)
April 1, 1997 to March 31, 1998                                $ 1.00          0.05              0.00          (0.05)

                                       62

                                                      DISTRIBUTIONS      ENDING       RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                                           FROM NET   NET ASSET    ---------------------------------------------
                                                           REALIZED   VALUE PER    NET INVESTMENT            NET           GROSS
                                                              GAINS       SHARE            INCOME       EXPENSES     EXPENSES(1)
--------------------------------------------------------------------------------------------------------------------------------
PRIME INVESTMENT INSTITUTIONAL MONEY MARKET FUND

INSTITUTIONAL CLASS
April 1, 2002 to September 30, 2002 (Unaudited)                0.00      $ 1.00              1.65%          0.20%           0.38%
July 31, 2001(2) to March 31, 2002                             0.00      $ 1.00              2.28%          0.13%           0.43%

PRIME INVESTMENT MONEY MARKET FUND

SERVICE CLASS
April 1, 2002 to September 30, 2002 (Unaudited)                0.00      $ 1.00              1.30%          0.55%           0.55%
April 1, 2001 to March 31, 2002                                0.00      $ 1.00              2.64%          0.55%           0.55%
April 1, 2000 March 31, 2001                                   0.00      $ 1.00              5.72%          0.55%           0.63%
June 1, 1999 to March 31, 2000(3)                              0.00      $ 1.00              5.15%(4)       0.55%(4)        0.93%(4)
September 2, 1998(2) to May 31, 1999                           0.00      $ 1.00              4.69%(4)       0.54%(4)        0.74%(4)

TREASURY PLUS INSTITUTIONAL MONEY MARKET FUND

INSTITUTIONAL CLASS
April 1, 2002 to September 30, 2002 (Unaudited)                0.00      $ 1.00              1.63%          0.21%           0.29%
April 1, 2001 to March 31, 2002                                0.00      $ 1.00              2.78%          0.21%           0.29%
April 1, 2000 to March 31, 2001                                0.00      $ 1.00              5.88%          0.25%           0.30%
April 1, 1999 to March 31, 2000                                0.00      $ 1.00              4.81%          0.25%           0.40%
April 1, 1998 to March 31, 1999                                0.00      $ 1.00              4.92%          0.25%           0.41%
April 1, 1997 to March 31, 1998                                0.00      $ 1.00              5.28%          0.25%           0.40%

SERVICE CLASS
April 1, 2002 to September 30, 2002 (Unaudited)                0.00      $ 1.00              1.38%          0.46%           0.55%
April 1, 2001 to March 31, 2002                                0.00      $ 1.00              2.54%          0.46%           0.53%
April 1, 2000 March 31, 2001                                   0.00      $ 1.00              5.64%          0.46%           0.55%
April 1, 1999 to March 31, 2000                                0.00      $ 1.00              5.04%          0.45%           0.63%
April 1, 1998 to March 31, 1999                                0.00      $ 1.00              4.70%          0.45%           0.70%
April 1, 1997 to March 31, 1998                                0.00      $ 1.00              5.07%          0.45%           0.65%

                                                                         NET ASSETS AT
                                                             TOTAL       END OF PERIOD
                                                            RETURN     (000's OMITTED)
--------------------------------------------------------------------------------------
PRIME INVESTMENT INSTITUTIONAL MONEY MARKET FUND

INSTITUTIONAL CLASS
April 1, 2002 to September 30, 2002 (Unaudited)               0.83%        $   228,067
July 31, 2001(2) to March 31, 2002                            1.58%        $   140,967

PRIME INVESTMENT MONEY MARKET FUND

SERVICE CLASS
April 1, 2002 to September 30, 2002 (Unaudited)               0.66%        $ 1,884,601
April 1, 2001 to March 31, 2002                               2.80%        $ 2,006,493
April 1, 2000 March 31, 2001                                  6.02%        $ 1,678,432
June 1, 1999 to March 31, 2000(3)                             4.30%        $   222,523
September 2, 1998(2) to May 31, 1999                          3.59%        $    68,771

TREASURY PLUS INSTITUTIONAL MONEY MARKET FUND

INSTITUTIONAL CLASS
April 1, 2002 to September 30, 2002 (Unaudited)               0.82%        $   998,276
April 1, 2001 to March 31, 2002                               2.97%        $   905,766
April 1, 2000 to March 31, 2001                               6.05%        $   415,965
April 1, 1999 to March 31, 2000                               4.98%        $   390,592
April 1, 1998 to March 31, 1999                               5.04%        $   493,987
April 1, 1997 to March 31, 1998                               5.41%        $   501,494

SERVICE CLASS
April 1, 2002 to September 30, 2002 (Unaudited)               0.70%        $   978,038
April 1, 2001 to March 31, 2002                               2.73%        $ 1,158,202
April 1, 2000 March 31, 2001                                  5.83%        $ 1,050,508
April 1, 1999 to March 31, 2000                               4.76%        $   468,150
April 1, 1998 to March 31, 1999                               4.83%        $   447,886
April 1, 1997 to March 31, 1998                               5.20%        $   367,111

MONEY MARKET FUNDS                                 NOTES TO FINANCIAL HIGHLIGHTS

     NOTES TO FINANCIAL HIGHLIGHTS (UNAUDITED)

     (1) During each period, various fees and expenses were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 9).

     (2)  Commencement of operations

     (3)  The Fund changed its fiscal year-end from May 31 to March 31

     (4) Included expenses allocated from the affiliated Portfolio(s) in which the Fund invested.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                     MONEY MARKET FUNDS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION

     Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 66 separate series. These financial statements present the California Tax-Free Money Market, Cash Investment Money Market, Government Money Market, Government Institutional Money Market, National Tax-Free Institutional Money Market, 100% Treasury Money Market, Prime Investment Money Market, Prime Investment Institutional Money Market and Treasury Plus Institutional Money Market Funds (each, a "Fund", collectively, the "Funds"), each with the exception of the California Tax-Free Money Market Fund, a diversified series of the Trust. The California Tax-Free Money Market Fund is a non-diversified series of the Trust.

     The California Tax-Free Money Market, Government Money Market, and 100% Treasury Money Market Funds offer Class A and Service Class shares. The Cash Investment Money Market, National Tax-Free Institutional Money Market, and Treasury Plus Institutional Money Market Funds offer Service Class and Institutional Class shares. The Prime Investment Money Market Fund only offers Service Class shares. The Government Institutional Money Market and Prime Investment Institutional Money Market Funds only offer Institutional Class shares. The separate classes of shares differ principally in the applicable sales charges (if any), and transfer agency fees. Shareholders of each class may bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains are allocated to each class pro rata based on the net assets of each class on the date realized. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and transfer agency fees.

2. SIGNIFICANT ACCOUNTING POLICIES

     The following significant accounting policies which are consistently followed by the Trust in the preparation of its financial statements are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

     The Funds invest only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolios may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

     The Funds use the amortized cost method to value their portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Funds seek to maintain a constant net asset value of $1.00 per share, although there is no assurance that they will be able to do so.

SECURITIES TRANSACTIONS AND INCOME RECOGNITION

     Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized.

REPURCHASE AGREEMENTS

     Each Fund, with the exception of the 100% Treasury Money Market, California Tax-Free Money Market, and National Tax-Free Institutional Money Market Funds, may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Funds' custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Funds are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations.

DISTRIBUTIONS TO SHAREHOLDERS

     Distributions to shareholders from net investment income are declared daily and distributed monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

     Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

     Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at September 30, 2002.

     The National Tax-Free Institutional Money Market Fund and the Prime Investment Institutional Money Market Fund have current post-October deferred capital losses of $18,551 and $159, respectively. Such losses will be recognized for tax purposes on the first day of the following year.

3. ADVISORY FEES

     The Trust has entered into separate advisory contracts on behalf of the Funds with Wells Fargo Funds Management, ("Funds Management"). Pursuant to the advisory contracts, Funds Management has agreed to provide the following Funds with daily portfolio management, for which, Funds Management is entitled to be paid a monthly advisory fee at the following annual rates:

      FUND                                                                   % OF AVERAGE DAILY NET ASSETS
      California Tax-Free Money Market Fund                                                0.30

      Cash Investment Money Market Fund                                                    0.10

      Government Money Market Fund                                                         0.35

      Government Institutional Money Market Fund                                           0.10

      National Tax-Free Institutional Money Market Fund                                    0.10

      100% Treasury Money Market Fund                                                      0.35

      Prime Investment Money Market Fund                                                   0.10

      Prime Investment Institutional Money Market Fund                                     0.10

      Treasury Plus Institutional Money Market Fund                                        0.10

     Funds Management assumed investment advisory responsibilities for each of the Funds on March 1, 2001. Funds Management, an indirect, wholly-owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, N.A. ("Wells Fargo Bank"), was created to succeed to the mutual fund advisory and administrative responsibilities of Wells Fargo Bank in early 2001. The Funds' adviser is responsible for implementing the investment policies and guidelines for the Funds, and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Funds.

     Wells Capital Management Incorporated ("Wells Capital Management"), an affiliate of Funds Management, acts as investment sub-adviser to the Funds. Wells Capital Management is entitled to receive from Funds Management, as compensation for its sub-advisory services to the Funds, a monthly fee at the annual rate of 0.05% of each Fund's average daily net assets up to $1 billion and 0.04% of each Fund's average daily net assets in excess of $1 billion.

4. ADMINISTRATION FEES

     The Trust has entered into an administration agreement on behalf of the Funds with Funds Management whereby Funds Management provides administrative services to the Trust and is entitled to receive monthly fees at the annual rate of 0.15% of each Fund's average daily net assets.

5. TRANSFER AGENT FEES

     The Trust has entered into a transfer agency agreement on behalf of the Funds with Boston Financial Data Services ("BFDS"). Wells Fargo Bank has been engaged by BFDS to provide sub-transfer agency services for the Funds. For providing transfer agent services, BFDS is entitled to receive a per account fee plus transaction fees and certain out-of-pocket costs. BFDS is entitled to receive a complex based fee from all the Funds of the Trust and Wells Fargo Variable Trust. The transfer agency fees paid by the Funds for the period ended September 30, 2002 are disclosed on the Statement of Operations.

6. SHAREHOLDER SERVICING FEES

     The Trust has entered into contracts on behalf of the Funds, except for the Government Institutional Money Market and the Prime Investment Institutional Money Market Funds, with numerous shareholder servicing agents. The California Tax-Free, Government Money Market and 100% Treasury Money Market Funds are charged 0.25% of the average daily net assets of each Fund for Class A shares for these services. The Cash Investment Money Market, National Tax-Free Institutional Money Market, Prime Investment Money Market, and Treasury Plus Institutional Money Market Funds are charged 0.25% of the average daily net assets of each Fund for Service Class shares. No fee is charged for Service Class shares of the California Tax-Free Money Market, Government Money Market, and 100% Treasury Money Market Funds, and Institutional Class shares of the Cash Investment Money Market, National Tax-Free Institutional Money Market and Treasury Plus Institutional Money Market Funds.

     The shareholder servicing fees paid on behalf of the Funds for the period ended September 30, 2002 were as follows:

      FUND                                                                    CLASS A     SERVICE CLASS
      California Tax-Free Money Market Fund                                $ 2,912,645     $          0

      Cash Investment Money Market Fund                                            N/A       14,484,324

      Government Money Market Fund                                             208,907                0

      National Tax-Free Institutional Money Market Fund                            N/A        1,757,251

      100% Treasury Money Market Fund                                          204,787                0

      Prime Investment Money Market Fund                                           N/A        3,309,544

      Treasury Plus Institutional Money Market Fund                                N/A        1,381,709

7. OTHER FEES AND TRANSACTIONS WITH AFFILIATES

     Forum Accounting Services, LLC ("Forum") provides portfolio accounting services to the Funds. For these services, Forum is entitled to receive a fixed monthly per fund fee, a basis point fee of 0.0025% of the average daily net assets of the Fund, and will be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

     In addition, the Trust has entered into contracts on behalf of each Fund with Wells Fargo Bank Minnesota, N.A. ("Wells Fargo Bank, MN"), whereby Wells Fargo Bank, MN is responsible for providing custody services for the Funds. Pursuant to the contracts, Wells Fargo Bank, MN is entitled to certain transaction charges plus a monthly fee for custody services at the annual rate of 0.02% of the average daily net assets of each Fund.

8. WAIVED FEES AND REIMBURSED EXPENSES

     All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the period ended September 30, 2002, were waived by Funds Management.

      FUND                                                           TOTAL FEES WAIVED BY FUNDS MANAGEMENT
      California Tax-Free Money Market Fund                                      $ 1,405,529

      Cash Investment Money Market Fund                                            4,590,482

      Government Institutional Money Market Fund                                     145,071

      Government Money Market Fund                                                   988,472

      National Tax-Free Institutional Money Market Fund                              685,065

      100% Treasury Money Market Fund                                              1,253,249

      Prime Investment Institutional Money Market Fund                               270,742

      Prime Investment Money Market Fund                                               4,646

      Treasury Plus Institutional Money Market Fund                                  865,554

9. DOLLAR ROLL TRANSACTIONS

     The Funds may enter into "dollar roll" transactions where the Fund sells a security and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. Like a forward commitment, during the roll period no payment is made for the securities purchased and no interest accrues to the purchaser, but the fund assumes the risk of ownership. A fund is compensated for entering into dollar roll transactions by the difference between the current price and the forward price for the future purchase. During the period of the outstanding purchase commitment, the Fund will designate cash or liquid securities at least equal to the amount of its commitment. As of September 30, 2002, there were no open commitments for any of the Funds relating to dollar roll transactions.

BOARD OF TRUSTEES                                             MONEY MARKET FUNDS

BOARD OF TRUSTEES

     The following table provides basic information about the Board of Trustees ("Trustees") of the Trust and supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for each of the 90 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Core Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Nominating Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INTERESTED TRUSTEES**

                            POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
   NAME AND AGE             LENGTH OF SERVICE***     PAST FIVE YEARS                        OTHER DIRECTORSHIPS
   Robert C. Brown          Trustee                  Retired. Director, Federal Farm        None
   71                       since 1992               Credit Banks Funding Corporation
                                                     and Farm Credit System Financial
                                                     Assistance Corporation until
                                                     February 1999.

   W. Rodney Hughes         Trustee                  Private Investor.                      Barclays Global Investors
   76                       since 1987                                                      Funds/Master Investment
                                                                                            Portfolio, 23 portfolios

   J. Tucker Morse          Trustee                  Private Investor/Real Estate           None
   58                       since 1987               Developer; Chairman of
                                                     White Point Capital, LLC.

NON-INTERESTED TRUSTEES

                            POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
   NAME AND AGE             LENGTH OF SERVICE***     PAST FIVE YEARS                        OTHER DIRECTORSHIPS
   Thomas S. Goho           Trustee                  Wake Forest University,                None
   60                       since 1987               Calloway School of Business
                                                     and Accountancy. Benson Pruitt
                                                     Professorship since 1999,
                                                     Associate Professor of Finance
                                                     1994-1999.

   Peter G. Gordon          Trustee                  Chairman, CEO, and Co-Founder          None
   60                       since 1998               of Crystal Geyser Water Company
                            (Lead Trustee            and President of Crystal Geyser
                            since 2001)              Roxane Water Company.

   Richard M. Leach         Trustee                  President of Richard M. Leach          None
   69                       since 1987               Associates (a financial
                                                     consulting firm).

   Timothy J. Penny         Trustee                  Senior Counselor to the public         None
   50                       since 1996               relations firm of Himle-Horner
                                                     and Senior Fellow at the Humphrey
                                                     Institute, Minneapolis, Minnesota
                                                     (a public policy organization).

   Donald C. Willeke        Trustee                  Principal in the law firm of           None
   62                       since 1996               Willeke & Daniels.

OFFICERS

                            POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
   NAME AND AGE             LENGTH OF SERVICE        PAST FIVE YEARS                        OTHER DIRECTORSHIPS
   Michael J. Hogan         President                Executive Vice President of            None
   43                       Since 2000               Wells Fargo Bank, N.A.
                                                     President of Wells Fargo Funds
                                                     Management, LLC since
                                                     March 2001. Senior Vice President
                                                     of Wells Fargo Bank, N.A. from
                                                     April 1997 to July 1999. Vice
                                                     President of American Express
                                                     Financial Advisors until April 1997.

   Karla M. Rabusch         Treasurer                Senior Vice President of               None
   43                       Since 2000               Wells Fargo Bank, N.A.
                                                     Senior Vice President and
                                                     Chief Administrative Officer of
                                                     Wells Fargo Funds Management, LLC
                                                     since March 2001. Vice President of
                                                     Wells Fargo Bank, N.A. from
                                                     December 1997 to May 2000. Prior
                                                     thereto, Director of Managed Assets
                                                     Investment Accounting of American
                                                     Express Financial Advisors until
                                                     November 1997.

   C. David Messman         Secretary                Vice President and Senior Counsel      None
   42                       Since 2000               of Wells Fargo Bank, N.A.
                                                     Vice President and Secretary of
                                                     Wells Fargo Funds Management, LLC
                                                     since March 2001.

    * The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222.
   ** Currently, three of the eight Trustees are considered "interested persons" of the Trusts as defined in the Investment Company Act of 1940. Two of the interested Trustees, Robert C. Brown and W. Rodney Hughes, own securities of Wells Fargo & Company, and one of the interested Trustees,
       J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.
  *** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

LIST OF ABBREVIATIONS                                         MONEY MARKET FUNDS

     The following is a list of common abbreviations for terms and entities which may have appeared in this report.

     ABAG       -- Association of Bay Area Governments
     ADR        -- American Depository Receipts
     AMBAC      -- American Municipal Bond Assurance Corporation
     AMT        -- Alternative Minimum Tax
     ARM        -- Adjustable Rate Mortgages
     BART       -- Bay Area Rapid Transit
     CDA        -- Community Development Authority
     CDSC       -- Contingent Deferred Sales Charge
     CGIC       -- Capital Guaranty Insurance Company
     CGY        -- Capital Guaranty Corporation
     CMT        -- Constant Maturity Treasury
     COFI       -- Cost of Funds Index
     Connie Lee -- Connie Lee Insurance Company
     COP        -- Certificate of Participation
     CP         -- Commercial Paper
     CTF        -- Common Trust Fund
     DW&P       -- Department of Water & Power
     DWR        -- Department of Water Resources
     EDFA       -- Education Finance Authority
     FGIC       -- Financial Guaranty Insurance Corporation
     FHA        -- Federal Housing Authority
     FHLB       -- Federal Home Loan Bank
     FHLMC      -- Federal Home Loan Mortgage Corporation
     FNMA       -- Federal National Mortgage Association
     FRN        -- Floating Rate Notes
     FSA        -- Financial Security Assurance, Inc
     GNMA       -- Government National Mortgage Association
     GO         -- General Obligation
     HFA        -- Housing Finance Authority
     HFFA       -- Health Facilities Financing Authority
     IDA        -- Industrial Development Authority
     LIBOR      -- London Interbank Offered Rate
     LLC        -- Limited Liability Corporation
     LOC        -- Letter of Credit
     LP         -- Limited Partnership
     MBIA       -- Municipal Bond Insurance Association
     MFHR       -- Multi-Family Housing Revenue
     MUD        -- Municipal Utility District
     MTN        -- Medium Term Note
     PCFA       -- Pollution Control Finance Authority
     PCR        -- Pollution Control Revenue
     PFA        -- Public Finance Authority
     PLC        -- Private Placement
     PSFG       -- Public School Fund Guaranty
     RAW        -- Revenue Anticipation Warrants
     RDA        -- Redevelopment Authority
     RDFA       -- Redevelopment Finance Authority
     R&D        -- Research & Development
     SFMR       -- Single Family Mortgage Revenue
     STEERS     -- Structured Enhanced Return Trust
     TBA        -- To Be Announced
     TRAN       -- Tax Revenue Anticipation Notes
     USD        -- Unified School District
     V/R        -- Variable Rate
     WEBS       -- World Equity Benchmark Shares

DATED MATERIAL                                                        PRSRT STD
PLEASE EXPEDITE                                                     U.S. POSTAGE
                                                                        PAID
                                                                     CANTON, MA
                                                                    PERMIT #313


More information about WELLS FARGO FUNDS is available free upon request. To obtain literature, please write or call:

WELLS FARGO FUNDS
PO Box 8266
Boston, MA 02266-8266

WELLS FARGO FUNDS Investor Services: 1-800-222-8222

This report and the financial statements contained herein are submitted for the general information of the shareholders of the WELLS FARGO FUNDS. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly-owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for the WELLS FARGO FUNDS. Other affiliates of Wells Fargo & Company provide sub-advisory and other services for the Funds. The Funds are distributed by Stephens Inc., Member NYSE/SIPC. Wells Fargo & Company and its affiliates are not affiliated with Stephens Inc.


                                                                 SAR 006 (09/02)